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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GE Investments Funds, Inc.
Income Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
Income Fund                                                             Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ......................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ................................    2

NOTES TO SCHEDULE OF INVESTMENTS ..........................................   13

FINANCIAL STATEMENTS

   Financial Highlights ...................................................   14

   Statement of Assets and Liabilities ....................................   15

   Statement of Operations ................................................   16

   Statements of Changes in Net Assets ....................................   17

   Notes to Financial Statements ..........................................   18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   25

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .............................   26

ADDITIONAL INFORMATION ....................................................   29

INVESTMENT TEAM ...........................................................   32

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Income Fund
--------------------------------------------------------------------------------

[PHOTO]
PAUL M. COLONNA

THE INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY, MARK H. JOHNSON AND VITA MARIE PIKE. AS LEAD PORTFOLIO MANAGER FOR THE INCOME FUND, MR. COLONNA IS VESTED WITH OVERSIGHT AUTHORITY. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE.

PAUL M. COLONNA IS A DIRECTOR AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK H. JOHNSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 2007. MR. JOHNSON JOINED GE ELECTRIC COMPANY (GE) IN 1998 IN ITS EMPLOYERS REINSURANCE CORPORATION AS A TAXABLE INCOME PORTFOLIO MANAGER. MR. JOHNSON JOINED GE ASSET MANAGEMENT AS A VICE PRESIDENT AND PORTFOLIO MANAGER IN 2002 AND BECAME A SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS IN 2007.

VITA MARIE PIKE IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE JUNE 2004. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, SHE WAS WITH ALLIANCE CAPITAL FOR OVER NINE YEARS SERVING IN A NUMBER OF DIFFERENT CAPACITIES INCLUDING PORTFOLIO MANAGER.

Q. HOW DID THE INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Income Fund returned -5.21% for Class 1 shares and -6.16% for Class 4 shares (since inception date of May 1, 2008). The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), the Fund's benchmark, returned 5.24% and the Fund's Lipper peer group of 64 Intermediate Investment Grade Debt Funds returned an average of -3.00% for the twelve-month period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008.

A. According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial

--------------------------------------------------------------------------------
                                                                             Q&A

      system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Amidst a deepening recession and fear of deflation, the Federal Reserve accelerated its easing policy by lowering the fed funds target to 0%-0.25% in December, a drop of 425 bps from the beginning of the year. Interest rates fell dramatically, particularly in the fourth quarter, while credit spreads widened to record levels as investors lost confidence in risky assets and fled to the safety of U.S. Treasuries. 3-month Treasury Bills fell 316 bps to 0.08%, reaching negative yields at the height of the credit crisis. 2 and 10-year note yields fell 228 and 181 bps respectively to 0.76% and 2.21%. High-grade credit spreads widened 310 bps to 490 bps over U.S. Treasuries during the year and high yield credit spreads widened from 570 bps to 1670 bps reflecting increased expectation of defaults.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary drivers of the Fund's relative underperformance versus the benchmark were sector allocation and security selection. Exposure to high yield and emerging market debt and an overweight in commercial mortgage-backed securities during the year contributed significantly to the negative Fund return, as those sectors significantly underperformed the benchmark. Specific holdings in short maturity securitized assets backed by sub-prime collateral performed poorly over the past year as well, as the housing market continued to deteriorate. On the positive side however, duration and yield curve positioning added to relative return.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE        EXPENSES PAID
                                  BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------
   Class 1                                  1,000.00                     953.02                  3.17
   Class 4                                  1,000.00                     951.03                  5.31
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------
   Class 1                                  1,000.00                   1,021.64                  3.30
   Class 4                                  1,000.00                   1,019.47                  5.53
---------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.65% FOR CLASS 1 SHARES AND 1.09% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-4.70)% FOR CLASS 1 SHARES, AND (-4.90)% FOR CLASS 4 SHARES.

Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                          Income Fund Barclays Capital
                            U.S. Aggregate Bond Index
12/98                                 $10,000                           $10,000
12/99                                 $ 9,857                           $ 9,918
12/00                                 $10,916                           $11,071
12/01                                 $11,727                           $12,006
12/02                                 $12,886                           $13,237
12/03                                 $13,350                           $13,780
12/04                                 $13,807                           $14,378
12/05                                 $14,088                           $14,727
12/06                                 $14,704                           $15,366
12/07                                 $15,413                           $16,436
12/08                                 $14,625                           $17,297

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 1/3/95)
--------------------------------------------------------------------------------

                                               ONE       FIVE       TEN       ENDING VALUE OF A
                                               YEAR      YEAR       YEAR     $10,000 INVESTMENT
-----------------------------------------------------------------------------------------------
Income Fund                                   -5.21%    1.84%      3.87%           $14,625
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate
   Bond Index                                  5.24%    4.65%      5.63%           $17,297
-----------------------------------------------------------------------------------------------
Lipper peer group average*                    -3.00%    2.69%      4.14%
-----------------------------------------------------------------------------------------------

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                          Income Fund Barclays Capital
                            U.S. Aggregate Bond Index
05/01/08                            $10,000.00                        $10,000.00
   06/08                            $ 9,896.19                        $ 9,918.70
   09/08                            $ 9,679.93                        $ 9,870.25
   12/08                            $ 9,411.57                        $10,322.24

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                              THREE       SIX      SINCE      ENDING VALUE OF A
                                              MONTHS    MONTHS   INCEPTION   $10,000 INVESTMENT
-----------------------------------------------------------------------------------------------
Income Fund                                  -2.77%     -4.90%    -6.16%           $ 9,412
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate
   Bond Index                                 4.58%      4.07%     3.22%           $10,322
-----------------------------------------------------------------------------------------------
Lipper peer group average**                   0.48%     -2.66%
-----------------------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $77,050 (in thousands)

                                  [PIE CHART]

Other Investments                                             0.3%
Mortgage-Backed                                              41.3%
Corporate Notes                                              24.0%
Asset-Backed and Other                                       13.6%
U.S. Treasuries                                              11.4%
Federal Agencies                                              9.4%

QUALITY RATINGS AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------

MOODY'S/S&P/                                                       PERCENTAGE OF
FITCH RATING***                                                     MARKET VALUE
--------------------------------------------------------------------------------
Aaa / AAA                                                              74.50%
--------------------------------------------------------------------------------
Aa / AA                                                                 4.78%
--------------------------------------------------------------------------------
A / A                                                                  10.79%
--------------------------------------------------------------------------------
Baa / BBB                                                               4.26%
--------------------------------------------------------------------------------
Ba / BB and lower                                                       5.67%
--------------------------------------------------------------------------------

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 64, 54 AND 25 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 68 AND 68 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 100.9%+
--------------------------------------------------------------------------------------------------------

U.S. TREASURIES -- 12.7%

U.S. Treasury Bonds
      4.38%   02/15/38 .........................................   $ 1,341,900   $ 1,797,307
      4.50%   05/15/38 .........................................       547,400       747,116
U.S. Treasury Notes
      1.25%   11/30/10 .........................................       141,700       143,222
      3.13%   08/31/13 .........................................     3,797,200     4,094,152
      3.50%   02/15/18 .........................................        24,700        27,340
      3.63%   10/31/09 .........................................        80,000        82,106         (f)
      3.75%   11/15/18 .........................................       420,600       476,132
      4.00%   08/15/18 .........................................       670,000       773,693
      4.50%   11/15/10 - 05/15/17 ..............................        95,000       109,481
      4.63%   10/31/11 .........................................       460,000       507,797         (f)
                                                                                   8,758,346
FEDERAL AGENCIES -- 10.6%(O)

Federal Home Loan Banks
      5.00%   11/17/17 .........................................       400,000       458,600
Federal Home Loan Mortgage Corp.
      4.13%   09/27/13 .........................................     1,400,000     1,508,538
      4.88%   02/09/10 .........................................     1,805,000     1,879,554         (f)
      5.13%   11/17/17 .........................................     1,600,000     1,853,848         (f)
      8.25%   06/01/26 .........................................        60,000        89,507       (f,h)
Federal National Mortgage Assoc.
      3.88%   07/12/13 .........................................     1,400,000     1,485,676         (f)
                                                                                   7,275,723
AGENCY MORTGAGE BACKED -- 33.9%(O)

Federal Home Loan Mortgage Corp.
      4.50%   06/01/33 - 02/01/35 ..............................       250,579       254,392         (f)
      5.00%   07/01/35 - 10/01/35 ..............................       379,019       387,676         (f)
      5.50%   05/01/20 - 03/01/38 ..............................       814,949       836,206         (f)
      6.00%   04/01/17 - 11/01/37 ..............................     1,413,559     1,459,713         (f)
      6.50%   01/01/27 - 08/01/36 ..............................       469,885       489,497         (f)
      7.00%   10/01/16 - 08/01/36 ..............................       164,302       171,647         (f)
      7.50%   11/01/09 - 09/01/33 ..............................        20,353        21,411         (f)
      8.00%   11/01/30 .........................................        18,058        19,161         (f)
      8.50%   04/01/30 - 05/01/30 ..............................        25,216        27,224         (f)
      5.50%   TBA ..............................................       680,000       695,938         (b)
Federal National Mortgage Assoc.
      4.00%   05/01/19 - 06/01/19 ..............................       225,798       229,498         (f)
      4.50%   05/01/18 - 12/01/34 ..............................       915,630       937,006         (f)
      4.50%   02/01/20 .........................................        28,651        29,362       (f,k)
      5.00%   03/01/34 - 08/01/35 ..............................       513,866       525,551         (f)
      5.25%   04/01/37 .........................................       144,009       146,634         (g)
      5.47%   04/01/37 .........................................         9,614         9,806         (g)
      5.50%   12/01/13 - 04/01/38 ..............................     1,517,558     1,561,542         (f)
      5.50%   04/01/37 .........................................       131,288       134,189         (g)
      5.50%   06/01/20 .........................................        31,911        32,969       (f,k)

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
      5.52%   04/01/37 .........................................   $    53,562   $    54,767         (g)
      5.54%   04/01/37 .........................................       125,409       128,185         (g)
      5.57%   04/01/37 .........................................       153,547       157,106         (g)
      5.62%   03/01/37 .........................................        12,040        12,300         (g)
      5.67%   05/01/37 .........................................        90,267        92,448       (f,g)
      5.69%   04/01/37 .........................................       114,401       117,210         (g)
      5.71%   04/01/37 .........................................        58,532        59,971         (g)
      6.00%   06/01/14 - 03/01/38 ..............................     1,678,361     1,732,860         (f)
      6.00%   10/01/34 - 03/01/35 ..............................       135,290       139,587       (f,k)
      6.01%   10/01/37 .........................................       140,998       145,029         (g)
      6.50%   07/01/17 - 02/01/35 ..............................     1,641,882     1,710,466         (f)
      6.50%   10/01/34 - 12/01/34 ..............................        33,925        35,335       (f,k)
      7.00%   03/01/15 - 06/01/36 ..............................       576,824       608,807         (f)
      7.50%   12/01/09 - 03/01/34 ..............................       140,225       148,412         (f)
      8.00%   12/01/12 - 11/01/33 ..............................       105,856       112,187         (f)
      8.50%   05/01/31 .........................................         5,303         5,733         (f)
      9.00%   04/01/16 - 12/01/22 ..............................        13,159        14,184         (f)
      4.50%   TBA ..............................................       845,000       855,156         (b)
      5.00%   TBA ..............................................     5,256,000     5,369,742         (b)
      7.00%   TBA ..............................................       210,000       219,844         (b)
Government National Mortgage Assoc.
      4.50%   08/15/33 - 09/15/34 ..............................       433,633       442,589         (f)
      5.13%   12/20/24 .........................................         3,188         3,147       (f,g)
      5.38%   02/20/23 - 02/20/26 ..............................        11,973        11,870       (f,g)
      6.00%   04/15/27 - 09/15/36 ..............................       433,494       448,662         (f)
      6.50%   04/15/19 - 08/15/36 ..............................       309,959       324,394         (f)
      6.50%   03/15/24 - 06/15/34 ..............................        53,466        55,904       (f,k)
      7.00%   03/15/12 - 10/15/36 ..............................       168,822       177,524         (f)
      7.00%   01/15/28 - 06/15/34 ..............................        54,230        57,296       (f,k)
      7.50%   11/15/31 - 10/15/33 ..............................         8,744         9,300         (f)
      8.00%   12/15/29 .........................................         3,622         3,864         (f)
      8.50%   10/15/17 .........................................        17,802        18,996         (f)
      9.00%   11/15/16 - 12/15/21 ..............................        45,317        48,443         (f)
      5.50%   TBA ..............................................     1,950,000     2,007,892         (b)
                                                                                  23,298,632
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%(O)

Federal Home Loan Mortgage Corp.
      4.50%   11/15/13 - 03/15/19 ..............................       451,554        26,074     (e,f,l)
      5.00%   04/15/14 - 12/01/34 ..............................     3,267,885       328,337     (e,f,l)
      5.00%   05/15/38 .........................................        71,471        69,065         (f)
      5.29%   06/15/36 .........................................     1,507,947       120,485     (e,g,l)
      5.46%   05/15/36 - 11/15/36 ..............................       748,718        66,787     (e,g,l)
      5.50%   04/15/17 - 06/15/33 ..............................       478,456        69,426     (e,f,l)
      5.56%   05/15/37 .........................................       326,906        28,512     (e,g,l)
      5.81%   02/15/38 .........................................       335,777        29,399     (e,g,l)
      6.11%   09/15/35 .........................................       286,710        32,447     (e,g,l)
      7.50%   01/15/16 .........................................        28,091        29,062         (f)
      7.50%   07/15/27 .........................................        11,725         1,831     (e,f,l)
      8.00%   02/01/23 - 07/01/24 ..............................         5,660         1,190     (e,f,l)
      8.56%   12/15/33 .........................................       150,000       137,330       (f,g)
     18.98%   11/15/37 .........................................       204,773       178,568     (c,d,f)
     55.02%   09/25/43 .........................................     1,409,653         6,943 (c,e,f,g,l)
Federal Home Loan Mortgage STRIPS
      5.44%   08/01/27 .........................................         1,429         1,223     (c,d,f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.
   1.19%      12/25/42 .........................................   $    90,033   $     2,811   (e,f,g,l)
   4.00%      02/25/28 .........................................        10,791        10,786         (f)
   4.50%      05/25/18 .........................................        85,680         3,869     (e,f,l)
   4.75%      11/25/14 .........................................        54,087         1,178     (e,f,l)
   5.00%      08/25/17 - 02/25/32 ..............................       379,716        37,374     (e,f,l)
   5.00%      10/25/35 - 08/25/38 ..............................       196,663       193,074
   5.50%      01/25/33 .........................................       145,942       147,043         (f)
   6.03%      04/25/38 .........................................       409,077        30,219   (e,f,g,l)
   6.53%      10/25/29 .........................................       405,113        32,734   (e,f,g,l)
   7.03%      05/25/18 .........................................       632,257        65,293   (e,f,g,l)
   7.13%      09/25/42 .........................................       960,868       120,773   (e,f,g,l)
   7.23%      08/25/16 .........................................       188,698         9,454   (e,f,g,l)
Federal National Mortgage
   Assoc. (Class 1)
   4.50%      09/01/35 - 01/01/36 ..............................       609,120        99,443       (e,l)
   5.00%      05/25/38 .........................................       193,025        29,257       (e,l)
   10.04%     11/01/34 .........................................       321,428       290,536     (c,d,f)
Federal National Mortgage
   Assoc. (Class 2)
   5.00%      09/01/33 - 03/25/38 ..............................       675,297        81,836     (e,f,l)
   5.50%      12/01/33 .........................................        84,569        10,001     (e,f,l)
Federal National Mortgage
   Assoc. REMIC
   4.50%      11/25/13 .........................................        26,262           108     (e,f,l)
   5.00%      10/25/22 .........................................       101,440         6,167     (e,f,l)
   7.00%      09/25/20 .........................................           744           776         (f)
   15.57%     03/25/31 .........................................       324,375       350,925       (f,g)
Federal National Mortgage Assoc.
   REMIC (Class B)
   3.03%      12/25/22 .........................................           356           327     (c,d,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00%   05/25/22 .........................................             9           183     (e,f,l)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   4.50%      08/01/35 .........................................       183,107        28,733     (e,f,l)
   5.00%      08/01/34 .........................................     2,006,902       237,379     (e,f,l)
   7.50%      11/01/23 .........................................        35,127         6,500     (e,f,l)
   8.00%      08/01/23 - 07/01/24 ..............................        12,338         2,206     (e,f,l)
   8.50%      07/25/22 .........................................           566           124     (e,f,l)
   9.00%      05/25/22 .........................................           372            86     (e,f,l)
                                                                                   2,925,874
ASSET BACKED -- 4.1%

Bear Stearns Asset Backed
   Securities Trust
   1.62%      11/25/35 .........................................     1,066,669       924,155     (c,f,g)
Capital Auto Receivables Asset
   Trust (Class A)
   1.98%      01/15/10 .........................................       138,435       135,126     (a,f,g)
Carmax Auto Owner Trust
   4.35%      03/15/10 .........................................        26,062        25,986         (f)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   1.03%      02/25/33 .........................................        36,490        30,339       (f,g)
   5.75%      05/25/32 .........................................        26,720        11,276       (f,g)

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed
   Certificates
   1.51%      06/25/35 .........................................   $   211,700   $   198,474     (c,f,g)
Countrywide Asset-Backed
   Certificates
   1.83%      05/25/33 .........................................        12,487        11,075     (c,f,g)
Fleet Home Equity Loan
   Trust (Class A)
   1.70%      01/20/33 .........................................       183,219       108,178       (f,g)
Ford Credit Floorplan Master Owner
   Trust (Class A)
   1.38%      06/15/11 .........................................       500,000       482,711         (g)
GSAA Trust
   1.46%      10/25/36 .........................................       862,104       725,904     (c,f,g)
JP Morgan Mortgage
   Acquisition Corp.
   1.55%      03/01/37 .........................................     1,000,000       570,000   (c,f,g,k)
Mid-State Trust
   7.54%      07/01/35 .........................................         2,219         2,076       (f,k)
Nissan Auto Lease Trust
   1.27%      02/15/13 .........................................       609,000       555,522       (f,g)
Option One Mortgage Loan Trust
   1.53%      07/25/37 .........................................     1,000,000       596,726   (c,f,g,k)
Peco Energy Transition Trust
   6.52%      12/31/10 .........................................       192,000       193,478         (f)
RAAC Series (Class A)
   1.57%      08/25/36 .........................................     4,353,000     2,440,115   (c,f,g,k)
Residential Asset Mortgage
   Products Inc.
   1.60%      04/25/35 .........................................     2,235,004     1,878,036     (c,f,g)
Residential Asset Mortgage
   Products Inc. (Class A)
   1.03%      06/25/32 .........................................        30,339        21,728      (f,g)
Residential Asset Securities Corp.
   1.90%      07/25/32 .........................................         5,415         2,725     (c,f,g)
Wells Fargo Home Equity Trust
   3.97%      05/25/34 .........................................        47,308        46,630      (f,g)
                                                                                   8,960,260
CORPORATE NOTES -- 26.9%

Abbott Laboratories
   5.88%      05/15/16 .........................................       142,000       153,796
AES Ironwood LLC
   8.86%      11/30/25 .........................................       245,108       213,244         (f)
American Railcar Industries, Inc.
   7.50%      03/01/14 .........................................        60,000        39,600         (f)
ARAMARK Corp.
   8.50%      02/01/15 .........................................       194,000       175,570         (f)
ArcelorMittal USA
   6.50%      04/15/14 .........................................        31,000        22,042         (f)
Archer-Daniels-Midland Co.
   6.45%      01/15/38 .........................................       153,000       155,013         (f)
Arizona Public Service Co.
   6.25%      08/01/16 .........................................       165,000       132,672         (f)
AT&T, Inc.
   5.60%      05/15/18 .........................................        92,000        93,669
   6.40%      05/15/38 .........................................       114,000       122,115
   6.70%      11/15/13 .........................................       108,000       114,407

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
BAC Capital Trust VI
      5.63%   03/08/35 .........................................   $   180,000   $   151,215         (f)
Baker Hughes Inc.
      7.50%   11/15/18 .........................................        64,000        70,954
Bank of America Corp.
      4.88%   01/15/13 .........................................       100,000        98,509
      5.75%   12/01/17 .........................................        75,000        74,883
      8.00%   12/29/49 .........................................        39,000        28,052       (f,g)
Bear Stearns Companies Inc.
      5.85%   07/19/10 .........................................       153,000       154,557         (f)
      6.95%   08/10/12 .........................................       175,000       181,750         (f)
BellSouth Corp.
      6.55%   06/15/34 .........................................        85,000        86,190         (f)
Berkshire Hathaway Finance Corp.
      5.00%   08/15/13 .........................................       309,000       314,327
Bristol-Myers Squibb Co.
      5.45%   05/01/18 .........................................        94,000        97,326         (f)
      5.88%   11/15/36 .........................................       100,000       106,345         (f)
Cardinal Health, Inc.
      5.50%   06/15/13 .........................................        78,000        73,737         (f)
Cargill Inc.
      5.20%   01/22/13 .........................................       162,000       148,407       (a,f)
      6.00%   11/27/17 .........................................       143,000       128,220       (a,f)
Carolina Power & Light Co.
      5.15%   04/01/15 .........................................        80,000        80,205         (f)
      5.70%   04/01/35 .........................................        45,000        45,691         (f)
      6.13%   09/15/33 .........................................       135,000       144,652         (f)
Cellco Partnership
      7.38%   11/15/13 .........................................        75,000        79,131         (a)
Century Aluminum Co.
      7.50%   08/15/14 .........................................       188,000       108,100
Chesapeake Energy Corp.
      7.25%   12/15/18 .........................................       194,000       151,320         (f)
Citigroup, Inc.
      6.50%   08/19/13 .........................................       404,000       407,671
Clarendon Alumina Production Ltd.
      8.50%   11/16/21 .........................................       255,000       150,450       (a,f)
CME Group Inc.
      5.40%   08/01/13 .........................................       185,000       183,764
Community Health Systems, Inc.
      8.88%   07/15/15 .........................................       194,000       178,480         (f)
Consolidated Edison Company
      of New York, Inc.
      5.85%   04/01/18 .........................................       149,000       150,041         (f)
Constellation Brands, Inc.
      7.25%   05/15/17 .........................................       194,000       183,330         (f)
COX Communications Inc.
      6.25%   06/01/18 .........................................       165,000       146,453       (a,f)
      7.13%   10/01/12 .........................................        57,000        54,550         (f)
      7.75%   11/01/10 .........................................       130,000       127,597         (f)
Credit Suisse
      6.00%   02/15/18 .........................................       166,000       152,442         (f)
CSC Holdings Inc.
      8.50%   06/15/15 .........................................       194,000       170,720       (a,f)
CSX Transportation, Inc.
      9.75%   06/15/20 .........................................       105,000       119,020         (f)
CVS/Caremark Corp.
      5.75%   06/01/17 .........................................        76,000        71,552         (f)

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.
      6.30%   09/30/66 .........................................   $   278,000   $   125,100       (f,g)
Dover Corp.
      6.50%   02/15/11 .........................................        90,000        92,000         (f)
DP World Ltd.
      6.85%   07/02/37 .........................................       100,000        51,507       (a,f)
Duke Energy Carolinas LLC
      5.38%   01/01/09 .........................................        50,000        50,000         (f)
Duke Energy Indiana, Inc.
      6.35%   08/15/38 .........................................       111,000       124,935
Duke Realty LP
      6.25%   05/15/13 .........................................        76,000        52,316         (f)
Dynegy Holdings, Inc.
      7.50%   06/01/15 .........................................       194,000       135,800
Echostar DBS Corp.
      7.75%   05/31/15 .........................................       194,000       164,900
EI Du Pont de Nemours & Co.
      4.88%   04/30/14 .........................................       110,000       108,514         (f)
      6.00%   07/15/18 .........................................         6,000         6,302
Empresa Energetica de Sergipe/
      S.A. de Eletrificacao da Paraiba
      10.50%  07/19/13 .........................................        57,000        50,160       (a,f)
EOG Resources, Inc.
      5.88%   09/15/17 .........................................       133,000       135,020
      6.88%   10/01/18 .........................................        88,000        95,978
Ford Motor Credit Company LLC
      7.88%   06/15/10 .........................................       194,000       155,235
GlaxoSmithKline Capital Inc.
      4.85%   05/15/13 .........................................        76,000        76,232
      6.38%   05/15/38 .........................................       186,000       210,149         (f)
Goldman Sachs Group, Inc.
      5.25%   10/15/13 .........................................        86,000        79,004
      6.15%   04/01/18 .........................................       174,000       167,207
      6.60%   01/15/12 .........................................       200,000       197,333         (f)
Halliburton Co.
      5.90%   09/15/18 .........................................        50,000        52,750
Harrah's Operating Company Inc.
     10.00%   12/15/18 .........................................        33,000        12,045         (a)
     10.75%   02/01/16 .........................................       146,000        41,610         (a)
HCA Inc.
      9.25%   11/15/16 .........................................       194,000       177,995
Hewlett-Packard Co.
      5.50%   03/01/18 .........................................        78,000        78,720         (f)
Hexion US Finance Corp.
      9.75%   11/15/14 .........................................       208,000        59,280
Honeywell International, Inc.
      5.30%   03/01/18 .........................................       208,000       212,218
Host Hotels & Resorts LP (REIT)
      6.38%   03/15/15 .........................................       164,000       122,180
HSBC Bank USA N.A.
      4.63%   04/01/14 .........................................        50,000        46,325         (f)
      7.00%   01/15/39 .........................................       250,000       276,346
HSBC Capital Funding LP (Series 1)
      9.55%   12/29/49 .........................................        44,000        34,861     (a,f,g)
HSBC Finance Corp.
      6.75%   05/15/11 .........................................        95,000        94,588         (f)
HSBC Holdings PLC
      6.50%   05/02/36 .........................................       100,000       101,531         (f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd.
      8.75%   05/30/24 .........................................   $   163,459   $   117,690       (a,f)
Independencia International Ltd.
      9.88%   05/15/15 .........................................        34,000        18,700         (a)
ING Capital Funding TR III
      8.44%   12/29/49 .........................................       175,000        88,080       (f,g)
ING Groep N.V.
      5.78%   12/29/49 .........................................        35,000        14,990       (f,g)
Ingersoll-Rand Global Holding
      Company Ltd.
      6.88%   08/15/18 .........................................        74,000        70,768
Intergen N.V.
      9.00%   06/30/17 .........................................       197,000       161,540       (a,f)
International Business
      Machines Corp.
      7.63%   10/15/18 .........................................       100,000       119,920
Interoceanica IV Finance Ltd.
      6.51%   11/30/25 .........................................       147,635        49,975     (a,c,f)
      7.07%   11/30/18 .........................................       150,000        75,315     (a,c,f)
Iron Mountain, Inc.
      8.00%   06/15/20 .........................................       195,000       156,488
John Deere Capital Corp.
      4.50%   04/03/13 .........................................       148,000       141,673         (f)
Johnson & Johnson
      5.85%   07/15/38 .........................................       182,000       219,883
JP Morgan Chase & Co.
      6.40%   05/15/38 .........................................       117,000       138,406
JPMorgan Chase Bank
      5.88%   06/13/16 .........................................        25,000        24,941         (f)
Kellogg Co.
      5.13%   12/03/12 .........................................        67,000        66,977
Kraft Foods, Inc.
      6.75%   02/19/14 .........................................        34,000        35,284
Kroger Co.
      6.15%   01/15/20 .........................................       192,000       189,432
Lippo Karawaci Finance BV
      8.88%   03/09/11 .........................................       150,000        93,081
LyondellBasell Industries AF SCA
      8.38%   08/15/15 .........................................       300,000         7,500       (a,f)
Markel Corp.
      7.35%   08/15/34 .........................................        55,000        37,288         (f)
McDonald's Corp.
      5.80%   10/15/17 .........................................        80,000        85,549         (f)
      6.30%   03/01/38 .........................................       109,000       120,228         (f)
Mediacom LLC / Mediacom
      Capital Corp.
      9.50%   01/15/13 .........................................       230,000       173,650         (f)
Merck & Company, Inc.
      5.75%   11/15/36 .........................................        70,000        73,712         (f)
Merrill Lynch & Company, Inc.
      6.05%   08/15/12 .........................................        75,000        73,993
      6.88%   04/25/18 .........................................       157,000       164,226
MetLife, Inc. (Series A)
      6.82%   08/15/18 .........................................       297,000       282,863
Midamerican Energy Holdings Co.
      6.13%   04/01/36 .........................................       115,000       106,932         (f)
Mizuho Financial Group Cayman Ltd.
      8.38%   12/29/49 .........................................        75,000        69,895

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Morgan Stanley
      5.05%   01/21/11 .........................................   $    86,000   $    82,602
      6.00%   04/28/15 .........................................       100,000        86,273
Morgan Stanley (Series F)
      6.63%   04/01/18 .........................................       100,000        87,729
Munich Re America Corp. (Series B)
      7.45%   12/15/26 .........................................       105,000       109,922         (f)
Nakilat Inc.
      6.07%   12/31/33 .........................................       215,000       144,097       (a,f)
New York Life Global Funding
      5.38%   09/15/13 .........................................        77,000        76,213         (a)
NGPL PipeCo LLC
      7.12%   12/15/17 .........................................        81,000        72,916         (a)
Norfolk Southern Corp.
      8.63%   05/15/10 .........................................       155,000       157,232         (f)
Northern States Power
      6.25%   06/01/36 .........................................        65,000        68,644         (f)
NorthWestern Corp.
      5.88%   11/01/14 .........................................        85,000        78,383         (f)
NRG Energy, Inc.
      7.38%   02/01/16 .........................................       195,000       181,350
Oncor Electric Delivery Co.
      5.95%   09/01/13 .........................................       110,000       102,589         (a)
OPTI Canada Inc.
      8.25%   12/15/14 .........................................       132,000        71,280
Oracle Corp.
      5.75%   04/15/18 .........................................        30,000        31,379
Pacific Gas & Electric Co.
      5.80%   03/01/37 .........................................       105,000       108,907
Parker Hannifin Corp.
      5.50%   05/15/18 .........................................       114,000       110,212
Pemex Finance Ltd.
      9.03%   02/15/11 .........................................        29,250        29,835         (f)
Pemex Project Funding Master Trust
      5.75%   03/01/18 .........................................        30,000        26,475         (a)
      7.88%   02/01/09 .........................................        53,000        53,051         (f)
PepsiCo, Inc.
      5.00%   06/01/18 .........................................       113,000       117,127
Pitney Bowes, Inc.
      3.88%   06/15/13 .........................................        89,000        84,205
Potomac Edison Co.
      5.35%   11/15/14 .........................................        95,000        82,792         (f)
Procter & Gamble Co.
      4.60%   01/15/14 .........................................        68,000        71,257
Puget Sound Energy, Inc. (Series A)
      6.97%   06/01/67 .........................................       210,000        94,500       (f,g)
Rogers Communications, Inc.
      6.80%   08/15/18 .........................................       186,000       187,940
Royal Bank of Scotland Group PLC
      5.00%   10/01/14 .........................................        64,000        54,860         (f)
Sabine Pass LNG LP
      7.25%   11/30/13 .........................................       105,000        76,650
Safeway, Inc.
      6.25%   03/15/14 .........................................        18,000        18,093
Security Benefit Life Insurance
      8.75%   05/15/16 .........................................       120,000        87,348       (a,m)
Skandinaviska Enskilda Banken AB
      7.50%   03/29/49 .........................................       250,000       231,012     (a,f,g)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Southern California Edison Co.
      5.50%   08/15/18 .........................................   $   111,000   $   116,049
Sprint Capital Corp.
      7.63%   01/30/11 .........................................        54,000        45,090         (f)
Standard Bank London Holdings PLC
      for NAK Naftogaz Ukrainy
      8.13%   09/30/09 .........................................       100,000        44,500
Standard Chartered Bank
      Hong Kong Ltd.
      4.38%   12/03/14 .........................................       210,000       188,454
Telecom Italia Capital S.A.
      6.20%   07/18/11 .........................................        81,000        71,888
Telefonica Emisiones SAU
      5.86%   02/04/13 .........................................       150,000       145,807
      6.22%   07/03/17 .........................................       111,000       109,357
Tenneco, Inc.
      8.63%   11/15/14 .........................................       194,000        73,720
Tesco PLC
      5.50%   11/15/17 .........................................       100,000        92,701         (a)
The Travelers Companies, Inc.
      5.80%   05/15/18 .........................................        78,000        75,141
Thomson Reuters Corp.
      5.95%   07/15/13 .........................................       151,000       140,585
      6.50%   07/15/18 .........................................        73,445        66,787
TIAA Global Markets Inc.
      4.95%   07/15/13 .........................................       168,000       166,154         (a)
Time Warner Cable, Inc.
      6.20%   07/01/13 .........................................       116,000       109,724
      6.75%   07/01/18 .........................................       152,000       146,346
      8.75%   02/14/19 .........................................       110,000       119,607
TNK-BP Finance S.A.
      6.63%   03/20/17 .........................................       100,000        48,000       (a,f)
TransCanada Pipelines Ltd.
      6.50%   08/15/18 .........................................       104,000       102,030
Transocean, Inc.
      6.00%   03/15/18 .........................................        78,000        71,042
UBS Preferred Funding Trust I
      8.62%   10/29/49 .........................................       125,000        75,518         (g)
United Technologies Corp.
      6.13%   07/15/38 .........................................        87,000        94,550
Verizon Communications, Inc.
      6.90%   04/15/38 .........................................        76,000        85,519
      8.75%   11/01/18 .........................................        56,000        65,700
Verizon Global Funding Corp.
      7.25%   12/01/10 .........................................       193,000       202,334         (f)
Verizon Pennsylvania, Inc.
      8.35%   12/15/30 .........................................        70,000        68,367         (f)
      8.75%   08/15/31 .........................................       110,000       109,053         (f)
Walgreen Co.
      4.88%   08/01/13 .........................................       272,000       280,122
Wal-Mart Stores, Inc.
      5.80%   02/15/18 .........................................        78,000        86,311
      6.20%   04/15/38 .........................................       120,000       131,290
Wells Fargo & Co.
      5.63%   12/11/17 .........................................        40,000        41,731         (f)
Westar Energy, Inc.
      7.13%   08/01/09 .........................................       100,000        99,092         (f)

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.
      6.63%   01/15/16 .........................................   $   209,000   $   121,220         (f)
Wyeth
      5.50%   03/15/13 .........................................       143,000       145,662
XTO Energy, Inc.
      6.38%   06/15/38 .........................................        61,000        53,905
      6.50%   12/15/18 .........................................        97,000        93,898
                                                                                  18,481,016
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%

Banc of America Commercial
      Mortgage Inc.
      5.32%   09/10/47 .........................................       148,000       120,360         (f)
Banc of America Commercial
      Mortgage Inc. (Class A)
      5.49%   02/10/51 .........................................       360,000       263,398         (f)
Banc of America Commercial
      Mortgage Inc. (Class C)
      5.70%   04/10/49 .........................................       100,000        18,037     (f.g,k)
Banc of America Funding Corp.
      5.72%   03/20/36 .........................................        69,019        12,535     (f.g,k)
      5.76%   02/20/36 .........................................       173,730        38,994     (f.g,k)
Banc of America Mortgage
      Securities Inc. (Class B)
      5.35%   01/25/36 .........................................        74,190        21,761       (f,g)
Bear Stearns Commercial
      Mortgage Securities
      5.48%   10/12/41 .........................................       245,000       199,935         (f)
      5.53%   10/12/41 .........................................       245,000       170,680         (f)
      6.02%   02/14/31 .........................................        83,751        83,489       (f,g)
Bear Stearns Commercial Mortgage
      Securities (Class A)
      5.92%   06/11/50 .........................................       180,000        89,603
Bear Stearns Commercial Mortgage
      Securities (Class D)
      5.99%   09/11/42 .........................................        20,000         2,756     (f,g,k)
Citigroup Commercial
      Mortgage   Trust
      5.70%   12/10/49 .........................................       100,000        75,378       (f,g)
      6.10%   12/10/49 .........................................        30,000        23,162
Commercial Mortgage Loan Trust
      6.02%   12/10/49 .........................................       180,000       130,202
Countrywide Alternative Loan Trust
      5.97%   05/25/36 .........................................        24,254           243     (f.g,k)
      6.00%   03/25/36 - 08/25/36 ..............................       131,347         2,847       (f,k)
Countrywide Alternative
      Loan Trust (Class B)
      6.00%   05/25/36 - 08/25/36 ..............................        63,622           969       (f,k)
Credit Suisse Mortgage
      Capital Certificates
      5.47%   09/15/39 .........................................       217,000       159,661         (f)
Credit Suisse Mortgage Capital
      Certificates (Class C)
      5.65%   02/25/36 .........................................        38,691         5,669     (f.g,k)
Crusade Global Trust (Class A)
      2.04%   09/18/34 .........................................        68,964        66,729       (f,g)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
CS First Boston Mortgage
      Securities Corp.
      1.38%   03/15/35 .........................................   $ 2,982,484   $    42,310     (f,g,k)
      5.25%   08/25/34 .........................................        54,396        49,774         (f)
      5.34%   10/25/35 .........................................        73,186         9,880     (f.g,k)
      6.13%   04/15/37 .........................................       175,000       166,560         (f)
     15.81%   07/15/37 .........................................     2,208,878        31,845   (c,f,g,k)
GMAC Commercial Mortgage
      Securities Inc.
      6.47%   04/15/34 .........................................       152,595       149,168         (f)
GMAC Commercial Mortgage
      Securities Inc. (Class X)
      15.72%  12/10/41 .........................................     3,518,652        41,040   (c,f,g,k)
Greenwich Capital Commercial
      Funding Corp.
      5.12%   04/10/37 .........................................       301,000       273,213         (f)
Indymac INDA Mortgage Loan Trust
      5.15%   01/25/36 .........................................        99,629         1,308     (f.g,k)
Indymac INDA Mortgage Loan
      Trust (Class B)
      5.15%   01/25/36 .........................................        99,508        47,087     (f.g,k)
JP Morgan Alternative Loan Trust
      1.46%   08/25/36 .........................................       181,064       172,597     (c,f,g)
JP Morgan Alternative Loan Trust
      4.94%   10/11/34 .........................................        90,770        79,197       (f,g)
JP Morgan Chase Commercial
      Mortgage Securities Corp.
      1.11%   01/12/39 .........................................     2,252,534        38,019     (f,g,k)
      5.44%   06/12/47 .........................................       120,000        86,589
      5.72%   02/15/51 .........................................       170,000       118,738
      6.07%   02/12/51 .........................................       210,000       148,786
      6.20%   02/12/51 .........................................        40,000         6,075     (f,g,k)
      6.47%   11/15/35 .........................................       190,000       183,829         (f)
LB-UBS Commercial Mortgage Trust
      4.06%   09/15/27 .........................................       297,047       288,082       (f,g)
      5.86%   07/15/40 .........................................       100,000        71,152         (g)
      6.23%   03/15/26 .........................................        34,929        34,660         (f)
      15.64%  01/18/12 .........................................     2,978,356        40,815   (c,f,g,k)
      16.17%  09/15/39 .........................................     6,300,899       126,279   (c,f,g,k)
      26.09%  03/15/36 .........................................     2,629,284        45,500   (c,f,g,k)
      27.04%  02/15/40 .........................................     2,670,415        30,671   (c,f,g,k)
LB-UBS Commercial Mortgage
      Trust (Class A)
      6.13%   12/15/30 .........................................       172,000       165,010         (f)
LB-UBS Commercial Mortgage
      Trust (Class B)
      6.65%   07/14/16 .........................................        34,000        30,980       (a,f)
LB-UBS Commercial Mortgage
      Trust (Class F)
      6.24%   07/15/40 .........................................        70,000        10,859     (f.g,k)
MASTR Alternative Loans Trust
      5.00%   08/25/18 .........................................       132,319        12,526     (e,f,l)
MLCC Mortgage Investors Inc.
      5.38%   02/25/36 .........................................        59,995         1,800       (f,g)
Morgan Stanley Capital I
      5.28%   12/15/43 .........................................       102,000        83,565         (f)
      5.33%   12/15/43 .........................................       102,000        76,735         (f)

--------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
      5.39%   11/12/41 .........................................   $   280,000   $    80,354       (f,g)
      5.44%   02/12/44 .........................................       250,000       171,079       (a,f)
      5.45%   02/12/44 .........................................        30,000        22,251         (g)
      5.71%   07/12/44 .........................................       100,000        72,075         (f)
      5.88%   06/11/49 .........................................       135,000       100,018
      7.11%   04/15/33 .........................................       422,415       420,822       (f,g)
Morgan Stanley Capital I (Class A)
      5.36%   02/12/44 .........................................       175,000       138,622         (f)
      5.81%   12/12/49 .........................................        50,000        37,441
Morgan Stanley Dean Witter
      Capital I
      7.20%   10/15/33 .........................................       153,120       152,356         (f)
Morgan Stanley Dean Witter
      Capital I (Class A)
      6.54%   02/15/31 .........................................         9,204         9,086         (f)
Nomura Asset Securities Corp.
      (Class A)
      6.59%   03/15/30 .........................................        19,452        19,425         (f)
Residential Funding Mortgage
      Securities I
      5.75%   01/25/36 .........................................        97,073        23,117         (f)
      5.75%   01/25/36 .........................................        96,987        25,259       (f,k)
Wells Fargo Mortgage Backed
      Securities Trust
      5.39%   08/25/35 .........................................       105,686       106,562       (f,g)
      5.50%   01/25/36 .........................................       149,990        49,009         (f)
                                                                                  5,578,533
SOVEREIGN BONDS -- 0.7%

Banco Nacional de Desenvolvimento
      Economico e Social
      6.37%   06/16/18 .........................................       100,000        95,000       (a,f)
Government of Brazil
      8.00%   01/15/18 .........................................        76,000        85,120         (f)
Government of Pakistan
      6.75%   02/19/09 .........................................        95,000        91,248
Government of Panama
      6.70%   01/26/36 .........................................       105,000        94,500
Government of Venezuela
      5.38%   08/07/10 .........................................        37,000        28,768
      9.00%   05/07/23 .........................................        43,200        17,280
Republic of Turkey
      7.00%   03/11/19 .........................................       100,000        96,500
                                                                                     508,416
TOTAL BONDS AND NOTES
   (COST $74,258,732) ..........................................                  75,786,800

--------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------------------------------
GEI Investment Fund
   (COST $465,718) .............................................                     256,145         (i)

TOTAL INVESTMENT IN SECURITIES
   (COST $83,685,228) ..........................................                  76,042,945

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                    VALUE
--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
--------------------------------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class
1.02% ..........................................................                 $ 1,006,711        (j,n)
   (COST $1,006,711)

TOTAL INVESTMENTS
   (COST $84,691,939) ..........................................                  77,049,656

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (12.0)% ..........                  (8,309,401)
                                                                                 -----------

NET ASSETS -- 100.0% ...........................................                 $68,740,255
                                                                                 ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at December 31, 2008:

                                                  NUMBER        CURRENT      UNREALIZED
                                    EXPIRATION      OF         NOTIONAL     DEPRECIATION/
DESCRIPTION                            DATE      CONTRACTS       VALUE      APPRECIATION
-----------------------------------------------------------------------------------------
2 Yr. U.S. Treasury
   Notes Futures                    March 2009       31      $  6,759,938   $      44,977
5 Yr. U.S. Treasury
   Notes Futures                    March 2009       18         2,142,984          66,143

The GEI Income Fund had the following short futures contracts open at December 31, 2008:

                                                  NUMBER        CURRENT      UNREALIZED
                                    EXPIRATION      OF         NOTIONAL     DEPRECIATION/
DESCRIPTION                            DATE      CONTRACTS       VALUE      APPRECIATION
-----------------------------------------------------------------------------------------
10 Yr. U.S. Treasury
   Notes Futures                    March 2009       17      $ (2,137,750)  $      23,578
                                                                            -------------
                                                                            $     134,698
                                                                            =============

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $2,923,974 or 4.25% of net assets. These securities have been determined to be liquid using procedures established by the Board of Directors of GE Investments Funds, Inc.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)   Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(h)   Step coupon bond. Security becomes interest bearing at a future date.

(i) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(k) Illiquid securities. At December 31, 2008, these securities amounted to $4,538,367 or 6.59% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Directors of GE Investments Funds, Inc.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(m)   Fair Valued Securities.

(n)   Coupon amount represents the 7-day yield.

(o) On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

*     Less than 0.1%.

**    Less than 1

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

REIT    Real Estate Investment Trust

REMIC   Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Security

TBA     To be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

INCOME FUND

                                                    --------------------------------------------------------------    -------------
                                                                                CLASS 1                                  CLASS 4
                                                    --------------------------------------------------------------    -------------
                                                     12/31/08     12/31/07     12/31/06     12/31/05     12/31/04       12/31/08**
                                                    --------------------------------------------------------------    -------------
INCEPTION DATE                                             --           --           --           --       1/3/95       5/1/08
Net asset value, beginning of period .............   $  11.50     $  11.80     $  11.84     $  12.25     $  12.61     $  11.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.56         0.81         0.56         0.61         0.55         0.37
   Net realized and unrealized
      gains/(losses) on investments ..............      (1.16)       (0.25)       (0.04)       (0.36)       (0.12)       (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..........      (0.60)        0.56         0.52         0.25         0.43        (0.71)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.64         0.82         0.56         0.61         0.57         0.61
   Net realized gains ............................         --           --           --         0.05         0.22           --
   Return of capital .............................       0.00(b)      0.04           --         0.00(b)        --         0.00(b)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.64         0.86         0.56         0.66         0.79         0.61
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................   $  10.26     $  11.50     $  11.80     $  11.84     $  12.25     $  10.24
===================================================================================================================================
TOTAL RETURN (a) .................................      (5.21)%       4.83%        4.37%        2.04%        3.42%       (6.16)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......   $ 68,731     $ 93,480     $126,732     $116,558     $135,172     $      9
   Ratios to average net assets:
      Net investment income ......................       4.63%        5.07%        5.07%        4.49%        3.82%        4.33%*
      Gross Expense ..............................       0.65%        0.61%        0.61%        0.60%        0.59%        1.10%
      Net Expenses ...............................       0.63%(c)     0.61%        0.61%        0.60%        0.59%        1.08%(c)*
   Portfolio turnover rate .......................        385%         448%         270%         311%         343%         385%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b)   Less than $0.01 per share.

(c) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                              INCOME
                                                                               FUND
----------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $83,219,510) .............   $ 75,786,800
   Investments in affiliated securities, at market (cost $465,718) .....        256,145
   Short-term affiliated investments (at amortized cost) ...............      1,006,711
   Receivable for investments sold .....................................      1,519,957
   Interest receivable .................................................        762,350
   Receivable for fund shares sold .....................................          1,216
   Variation margin receivable .........................................         15,766
----------------------------------------------------------------------------------------
      TOTAL ASSETS .....................................................     79,348,945
----------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...................................     10,565,939
   Payable for fund shares redeemed ....................................         67,219
   Payable to GEAM .....................................................         46,583
   Accrued other expenses ..............................................        (75,546)
   Other liabilities ...................................................          4,495
----------------------------------------------------------------------------------------
      TOTAL LIABILITIES ................................................     10,608,690
----------------------------------------------------------------------------------------
NET ASSETS .............................................................   $ 68,740,255
========================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .....................................................     83,286,719
   Undistributed (distribution in excess of)
      net investment income ............................................             --
   Accumulated net realized loss .......................................     (7,038,879)
   Net unrealized appreciation/(depreciation) on:
      Investments ......................................................     (7,642,283)
      Futures ..........................................................        134,698
----------------------------------------------------------------------------------------
NET ASSETS .............................................................   $ 68,740,255
========================================================================================

CLASS 1:

NET ASSETS .............................................................     68,730,872
Shares outstanding ($0.01 par value; unlimited shares authorized) ......      6,701,327
Net asset value per share ..............................................   $      10.26

CLASS 4:

NET ASSETS .............................................................          9,383
Shares outstanding ($0.01 par value; unlimited shares authorized) ......            916
Net asset value per share ..............................................   $      10.24

See Notes to Financial Statements.

Statement of Operations

                                                                                                    INCOME
FOR THE YEAR ENDED DECEMBER 31, 2008                                                                 FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Interest ...............................................................................   $    4,214,243
     Interest from affliated investments* ...................................................          313,746
---------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................................................        4,527,989
---------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Advisory and administrative fees .........................................................          428,259
     Distributor's Fees (Note 4)
       Class 4 ..............................................................................               28
     Transfer agent .........................................................................           12,095
     Directors' fees ........................................................................            2,056
     Custody and accounting expenses ........................................................           71,203
     Professional fees ......................................................................           21,858
     Registration expenses ..................................................................            2,801
     Other expenses .........................................................................           13,201
---------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...........................................          551,501
---------------------------------------------------------------------------------------------------------------
     Add: Expenses reimbursed by the adviser ................................................          (18,097)
---------------------------------------------------------------------------------------------------------------
     Net expenses ...........................................................................          533,404
---------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ....................................................................        3,994,585
===============================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

     REALIZED GAIN (LOSS) ON:
       Investments ..........................................................................       (2,412,567)
       Futures ..............................................................................         (163,707)
       Foreign currency related transactions ................................................           20,089
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
       Investments ..........................................................................       (5,937,772)
       Futures ..............................................................................          103,541
---------------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ........................................       (8,390,416)
---------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................   $   (4,395,831)
===============================================================================================================

* Income attributable to security lending, net of rebate expenses is ($172,780).

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                           INCOME
                                                                                            FUND
---------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED        YEAR ENDED
                                                                               DECEMBER 31,      DECEMBER 31,
                                                                                   2008              2007
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS
     Net investment income ................................................   $    3,994,585    $    6,063,136
     Net realized gain (loss) on investments and futures ..................       (2,556,185)       (1,836,297)
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments and futures .........................................       (5,834,231)          869,126
---------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations ......       (4,395,831)        5,095,965
---------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 ............................................................       (4,063,117)       (6,474,080)
       Class 4 ............................................................             (528)               --
---------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ....................................................       (4,063,645)       (6,474,080)
---------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions .....       (8,459,476)       (1,378,115)
---------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 ............................................................        6,597,220        17,556,568
       Class 4 ............................................................           10,000                --
     Value of distributions reinvested
       Class 1 ............................................................        4,063,117         6,474,080
       Class 4 ............................................................              528                --
     Cost of shares redeemed
       Class 1 ............................................................      (26,951,232)      (55,904,876)
       Class 4 ............................................................               --                --
---------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions .................................      (16,280,367)      (31,874,228)
---------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ...........................................      (24,739,843)      (33,252,343)

NET ASSETS
   Beginning of period ....................................................       93,480,098       126,732,441
---------------------------------------------------------------------------------------------------------------
   End of period ..........................................................   $   68,740,255    $   93,480,098
===============================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF
   PERIOD .................................................................   $           --    $         (332)
---------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ...............................................................          572,624         1,471,130
Issued for distributions reinvested .......................................          395,244           567,904
Shares redeemed ...........................................................       (2,398,663)       (4,649,537)
---------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...............................................       (1,430,795)       (2,610,503)
===============================================================================================================
CLASS 4
Shares sold ...............................................................              865                --
Issued for distributions reinvested .......................................               51                --
---------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...............................................              916                --
===============================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund (the "Fund"), Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser' s own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                             Level 1        Level 2       Level 3         Total
---------------------------------------------------------------------------------------------------
Investments in Securities                  $ 1,006,711   $ 74,311,932   $ 1,731,013   $ 77,049,656
Other Financial Instruments                    134,698             --            --        134,698

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                                 Investments    Other Financial
                                                                                in Securities     Instruments
----------------------------------------------------------------------------------------------------------------
Balance at 12/31/07                                                             $   5,928,444   $            --
   Accrued discounts/premiums                                                        (260,173)               --
   Realized gain (loss)                                                              (142,648)               --
   Change in unrealized appreciation (depreciation)                                  (524,693)               --
   Net purchases (sales)                                                           (2,526,534)               --
   Net transfers in and out of Level 3                                               (743,383)               --
----------------------------------------------------------------------------------------------------------------
Balance at 12/31/08                                                             $   1,731,013   $            --
----------------------------------------------------------------------------------------------------------------
Change in Unrealized Gain/(Loss) for the year on level 3 securities
   held at December 31, 2008                                                    $    (772,930)  $            --

REPURCHASE AGREEMENTS The Fund may engage in agreement transactions with respect to instuments that are consistent with the Fund's investment or policies. The Fund's custodian or a third party takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, repurchase including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the objectives value of the security declines, or if the seller enters an custodian insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

         Cost of        Gross Tax       Gross Tax     Net Tax Appreciation/
     Investments for    Unrealized     Unrealized        (Depreciation)
       Tax Purposes    Appreciation    Depreciation      on Investments
--------------------------------------------------------------------------------
       $84,938,095      $2,532,207    $(10,420,646)        $(7,888,439)

 Net Tax Appreciation/   Undistributed      Undistributed
   (Depreciation) on        Income/       Long-Term Gains/
 Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
  and Other Net Assets   Ordinary Loss)     Capital Loss)     (see Detail Below)
--------------------------------------------------------------------------------
         $ --                 $ --          $(4,666,067)        $(1,991,958)

As of December 31, 2008, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                     Amount                        Expires
--------------------------------------------------------------------------------
                   $1,055,894                      12/31/13
                    1,322,182                      12/31/14
                    1,315,125                      12/31/15
                      972,866                      12/31/16

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2008 as follows:

                    Capital                       Currency
--------------------------------------------------------------------------------
                  $1,991,958                       $ --

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                                  Long-Term          Return
                Ordinary           Capital             of
                 Income             Gains            Capital           Total
--------------------------------------------------------------------------------
2008           $4,014,342           $ --            $ 49,303        $ 4,063,645
2007            6,169,021             --             305,059          6,474,080

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The reclassifications for the year ended December 31, 2008 were as follows:

                  Undistributed
                  (Distribution
                  in Excess of)
                 Net Investment     Accumulated         Paid in
                      Income      Net Realized Gain     Capital
--------------------------------------------------------------------------------
                    $69,392           $(20,089)        $(49,303)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ended December 31, 2008, $1,275 was charged to the Fund.

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                          U.S. Government Securities
--------------------------------------------------------------------------------
                        Purchases               Sales
--------------------------------------------------------------------------------
                      $346,246,004          $358,736,422

                               Other Securities
--------------------------------------------------------------------------------
                        Purchases               Sales
--------------------------------------------------------------------------------
                       $20,537,779           $19,545,408

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable,soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------

The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEFFINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R.Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht,PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
U.S. Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.

U.S. Equity Fund                                                        Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................          1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................          2

NOTES TO SCHEDULE OF INVESTMENTS ....................................         10

FINANCIAL STATEMENTS

     Financial Highlights ...........................................         11

     Statement of Assets and Liabilities ............................         12

     Statement of Operations ........................................         13

     Statements of Changes in Net Assets ............................         14

     Notes to Financial Statements ..................................         15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............         21

TAX INFORMATION .....................................................         22

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................         23

ADDITIONAL INFORMATION ..............................................         26

INVESTMENT TEAM .....................................................         29

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

U.S. Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
GEORGE A. BICHER

[PHOTO]
STEPHEN V. GELHAUS

[PHOTO]
THOMAS R. LINCOLN

[PHOTO]
PAUL C. REINHARDT

THE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES THOMAS R. LINCOLN, PAUL C. REINHARDT, STEPHEN V. GELHAUS AND GEORGE A. BICHER. EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. A SUB-PORTFOLIO REFERS TO THE PORTION OF THE FUND'S ASSETS THAT ARE ALLOCATED TO, AND MANAGED BY, A PARTICULAR PORTFOLIO MANAGER ON THE FUND'S PORTFOLIO MANAGEMENT TEAM. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE U.S. EQUITY FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE.

GEORGE A. BICHER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. BICHER IS DIRECTOR OF THE U.S. EQUITY RESEARCH TEAM AND A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND. MR. BICHER HAS HELD THE POSITION OF EQUITY RESEARCH ANALYST SINCE JOINING GE ASSET MANAGEMENT IN JUNE 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, HE SERVED IN A NUMBER OF POSITIONS AT DEUTSCHE BANC ALEX BROWN SINCE 1994.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITIES GROUP FROM 1995 THROUGH 2001.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES AT GE ASSET MANAGEMENT IN 1997 AND A PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND SINCE JANUARY 2001. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

Q. HOW DID THE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the U.S. Equity Fund returned -36.05% for Class 1 shares and -34.25% for Class 4 shares (since inception date of May 1, 2008). The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 229 Large-Cap Core funds returned an average of -38.76% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

---------------------------------------------------------------------------  Q&A

      For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). US stocks were far from the worst-hit in 2008, with stocks falling 55 to 72 percent in the BRIC economies (Brazil, Russia, India and China), which had exhibited more robust growth than developed countries in recent years. While the credit crisis battered financials the most, the other sectors all suffered amid concerns of slowing economic growth and the fragile consumer.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. We believe that our focus on high-quality large capitalization companies benefited the Fund's performance relative to the S&P 500 Index. We were pleased to own some double-digit-percentage gainers within biotechnology during the year, namely Amgen (+24.4%) and Genentech (+23.6%), which was not an easy task considering just 27 of the S&P 500 companies achieved positive returns in 2008. The Fund also benefited from solid stock selection in some of the most challenging market sectors, including technology and financials. Our technology holdings outperformed both its peers and the overall market, led by Qualcomm (-7.6%) which held up on a relative basis as it eliminated some potentially costly legal overhangs, and raised its profit outlook on new 3G markets in China. Avoiding many of the minefields within financials also helped the Fund's return -- for example, we eliminated AIG before its government bailout. While we avoided most credit-sensitive securities, we maintained an overweight position in insurance for most of the year. Within our insurance holdings, Aon (-2.9%), Chubb (-4.1%) and Ace (-19.9%) all contributed positively to relative performance. Other top contributors to relative performance included Comcast (-6.6%), Bristol-Myers (-6.1%), Barrick Gold (-11.5%) and Bed Bath and Beyond (-13.5%).

      In a challenging investment environment for 2008, a handful of holdings within the sectors impacted by the US recession detracted from relative performance. Within industrials, Textron (-80%) a multi-industry company, detracted from performance due to losses within its financial division and a slowdown in commercial aircraft sales. Textron has since announced plans to dramatically scale back its financial business and cut costs on the industrial side. Transocean (-65.3%), Research in Motion (-64.2%), Nextel International (-62.4%), were also among the greatest detractors from performance.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. We continued to seek large cap, high quality companies that we felt had the potential to survive and grow market share during this down-cycle. We maintained a consistent emphasis on companies with strong balance sheets and earnings stability, over more cyclical or leveraged opportunities. During the year we took advantage of price declines in quality insurance and custody bank stocks, bringing our financial sector weighting from underweight to market-weight at year-end. We also increased our exposure to healthcare, using the opportunity of more attractive valuations. At the same time, we trimmed our consumer staples to take profits among those companies, causing an underweight position in consumer staples by year-end.

      Valuations for many companies have improved in our view as the US stock market has remained in a downtrend. We believe at some point, capitulation from selling by anxious investors will likely set the market up for a rebound. We believe a future market rally will be dominated by outperformance by market share winners with strong balance sheets and management teams. Amid rapidly changing market conditions we have maintained our bottom-up stock selection approach with a focus on a long-term investment horizon.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------------
                                  ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID
                              BEGINNING OF THE PERIOD ($)       END OF THE PERIOD ($)       DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------
   Class 1                             1,000.00                         708.11                       3.47

   Class 4                             1,000.00                         706.70                       5.36
--------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
--------------------------------------------------------------------------------------------------------------------
   Class 1                             1,000.00                       1,020.95                       4.01

   Class 4                             1,000.00                       1,018.83                       6.19
--------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.79% FOR CLASS 1 SHARES AND 1.22% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-29.19)% FOR CLASS 1 SHARES, AND (-29.33)% FOR CLASS 4 SHARES.

U.S. Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                   U.S. Equity Fund     S&P 500 Index
12/98                   $10,000            $10,000
12/99                   $11,961            $12,107
12/00                   $11,890            $10,995
12/01                   $10,883            $ 9,685
12/02                   $ 8,786            $ 7,545
12/03                   $10,831            $ 9,712
12/04                   $11,716            $10,769
12/05                   $12,010            $11,299
12/06                   $13,946            $13,083
12/07                   $15,063            $13,802
12/08                   $ 9,632            $ 8,695

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 1/3/95)
--------------------------------------------------------------------------------

                               ONE      FIVE       TEN       ENDING VALUE OF A
                               YEAR     YEAR       YEAR     $10,000 INVESTMENT
--------------------------------------------------------------------------------
U.S. Equity Fund              -36.05%   -2.32%      -0.37%       $ 9,632
--------------------------------------------------------------------------------
S&P 500 Index                 -37.00%   -2.19%      -1.39%       $ 8,695
--------------------------------------------------------------------------------
Lipper peer group average*    -38.76%   -2.91%      -1.62%
================================================================================

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                   U.S. Equity Fund     S&P 500 Index
05/01/08              $10,000.00         $10,000.00
   06/08              $ 9,303.51         $ 9,276.04
   09/08              $ 8,626.84         $ 8,500.05
   12/08              $ 6,574.78         $ 6,634.65

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                              THREE      SIX      SINCE      ENDING VALUE OF A
                              MONTHS   MONTHS   INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
U.S. Equity Fund              -23.79%  -29.33%     -34.25%      $ 6,575
--------------------------------------------------------------------------------
S&P 500 Index                 -21.94%  -28.48%     -33.66%      $ 6,634
--------------------------------------------------------------------------------
Lipper peer group average**   -22.74%  -30.20%
================================================================================

INVESTMENT PROFILE

A Fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $37,958 (in thousands)

                                   [PIE CHART]

Short-Term                                                              0.3%
Other Investments                                                       0.0%***
Information Technology                                                 21.3%
Healthcare                                                             18.4%
Financials                                                             14.1%
Energy                                                                 10.7%
Consumer Discretionary                                                 10.3%
Consumer Staples                                                        9.7%
Industrials                                                             6.8%
Utilities                                                               3.1%
Materials                                                               3.0%
Telecommunication Services                                              2.3%

TOP TEN EQUITY HOLDINGS AS OF DECEMBER 31, 2008 as a % of Market Value

--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         3.16%
--------------------------------------------------------------------------------
Amgen, Inc.                                                               3.11%
--------------------------------------------------------------------------------
Microsoft Corp.                                                           2.91%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                   2.67%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       2.50%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                             2.44%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                             2.33%
--------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                     2.33%
--------------------------------------------------------------------------------
Genentech, Inc.                                                           2.05%
--------------------------------------------------------------------------------
Intel Corp.                                                               1.99%
================================================================================

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 229, 185 AND 80 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 237 AND 237 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.01%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.6%

CAE, Inc. .............................             27,260   $     178,863
Hexcel Corp. ..........................              7,602          56,179 (a)
Honeywell International, Inc. .........              2,759          90,578
Rockwell Collins, Inc. ................              3,678         143,773
United Technologies Corp. .............              2,588         138,717
                                                                   608,110

BEVERAGES -- 3.0%

Pepsi Bottling Group, Inc. ............             10,890         245,134
PepsiCo, Inc. .........................             16,175         885,905 (e)
                                                                 1,131,039

BIOTECHNOLOGY -- 6.4%

Amgen, Inc. ...........................             20,445       1,180,699 (a)
Genentech, Inc. .......................              9,381         777,779 (a)
Gilead Sciences, Inc. .................              9,114         466,090 (a)
                                                                 2,424,568

CAPITAL MARKETS -- 4.8%

Ameriprise Financial, Inc. ............              7,018         163,940
Bank of New York Mellon Corp. .........              9,438         267,379
Charles Schwab Corp. ..................              5,930          95,888
Goldman Sachs Group, Inc. .............              7,780         656,554
State Street Corp. ....................             16,622         653,743 (c)
                                                                 1,837,504

CHEMICALS -- 1.1%

Monsanto Co. ..........................              5,340         375,669
Praxair, Inc. .........................                966          57,342
                                                                   433,011

COMMERCIAL BANKS -- 1.3%

Lloyds TSB Group PLC ADR ..............              3,872          29,814
SunTrust Banks, Inc. ..................              6,141         181,405
US Bancorp. ...........................              4,840         121,048
Wells Fargo & Co. .....................              6,050         178,354
                                                                   510,621

COMMERCIAL SERVICES & SUPPLIES -- 1.2%

Corrections Corporation of America ....              7,260         118,774 (a)
Iron Mountain, Inc. ...................             13,614         336,674 (a)
                                                                   455,448

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 6.2%

Cisco Systems, Inc. ...................             58,269   $     949,785 (a)
Corning Inc. ..........................             13,463         128,302
QUALCOMM Inc. .........................             25,858         926,492
Research In Motion Ltd. ...............              8,605         349,191 (a)
                                                                 2,353,770

COMPUTERS & PERIPHERALS -- 2.2%

Dell, Inc. ............................              7,018          71,864 (a)
Hewlett-Packard Co. ...................             14,634         531,068
International Business
   Machines Corp. .....................              2,613         219,910
                                                                   822,842

DIVERSIFIED FINANCIAL SERVICES -- 4.1%

Bank of America Corp. .................             14,303         201,386
Citigroup, Inc. .......................             13,551          90,927
CME Group Inc. ........................              1,747         363,568
JP Morgan Chase & Co. .................             28,070         885,047
                                                                 1,540,928

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%

AT&T, Inc. ............................              4,598         131,043
Verizon Communications, Inc. ..........              7,599         257,606 (d)
                                                                   388,649

ELECTRIC UTILITIES -- 1.7%

American Electric Power
   Company, Inc. ......................              9,051         301,217
Edison International ..................              8,034         258,052
FPL Group, Inc. .......................              2,054         103,378
                                                                   662,647

ELECTRICAL EQUIPMENT -- 0.6%

ABB Ltd. ADR ..........................             11,616         174,356
Emerson Electric Co. ..................              1,853          67,838
                                                                   242,194

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%

Molex Inc. (Class A) ..................              6,211          80,432

ENERGY EQUIPMENT & SERVICES -- 3.5%

Halliburton Co. .......................              6,921         125,824
Nabors Industries Ltd. ................              1,936          23,174 (a)
National Oilwell Varco, Inc. ..........              2,081          50,860 (a)
Schlumberger Ltd. .....................             14,333         606,716
Transocean Ltd. .......................             11,226         530,429 (a)
                                                                 1,337,003

See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.3%

Wal-Mart Stores, Inc. .................              8,715   $     488,563

FOOD PRODUCTS -- 2.2%

Archer-Daniels-Midland Co. ............              1,694          48,838
General Mills, Inc. ...................              1,442          87,602
Kraft Foods, Inc. (Class A) ...........              8,367         224,654
McCormick & Company, Inc. .............              9,373         298,624
Nestle S.A. ADR .......................              4,211         167,177
                                                                   826,895

HEALTHCARE EQUIPMENT & SUPPLIES -- 3.4%

Baxter International, Inc. ............              2,361         126,526
Boston Scientific Corp. ...............             25,711         199,003 (a)
Covidien Ltd. .........................              6,969         252,557
Hologic, Inc. .........................             11,422         149,286 (a)
Medtronic, Inc. .......................             10,846         340,781
Resmed, Inc. ..........................              6,086         228,103 (a)
                                                                 1,296,256

HEALTHCARE PROVIDERS & SERVICES -- 2.3%

Aetna, Inc. ...........................              5,551         158,204
Cardinal Health, Inc. .................              5,276         181,864
McKesson Corp. ........................              4,068         157,554
UnitedHealth Group, Inc. ..............             14,209         377,959
                                                                   875,581

HOTELS RESTAURANTS & LEISURE -- 0.6%

Carnival Corp. ........................              7,195         174,982
Darden Restaurants, Inc. ..............              2,178          61,376
                                                                   236,358

HOUSEHOLD PRODUCTS -- 2.0%

Clorox Co. ............................              5,971         331,749
Colgate-Palmolive Co. .................                629          43,112
Kimberly-Clark Corp. ..................              5,819         306,894
Procter & Gamble Co. ..................              1,307          80,799 (d)
                                                                   762,554

INDUSTRIAL CONGLOMERATES -- 0.9%

Textron, Inc. .........................             25,465         353,200

INSURANCE -- 3.3%

ACE Ltd. ..............................              8,262         437,225
AON Corp. .............................              4,066         185,735
Chubb Corp. ...........................              3,872         197,472
HCC Insurance Holdings, Inc. ..........              3,308          88,489
Marsh & McLennan Companies, Inc. ......              2,226          54,025
MetLife, Inc. .........................              5,082         177,159
Prudential Financial, Inc. ............                629          19,034
Travelers Companies, Inc. .............              2,420         109,384
                                                                 1,268,523

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.8%

Baidu.com ADR .........................                420   $      54,839 (a)
Google, Inc. (Class A) ................                774         238,121 (a)
                                                                   292,960

IT SERVICES -- 3.4%

Affiliated Computer Services,
   Inc. (Class A) .....................              3,291         151,221 (a)
Cognizant Technology Solutions
   Corp. (Class A) ....................              7,408         133,789 (a)
Paychex, Inc. .........................             16,142         424,212
Visa, Inc. (Class A) ..................                968          50,772
Western Union Co. .....................             36,188         518,936
                                                                 1,278,930

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Thermo Fisher Scientific, Inc. ........              3,515         119,756 (a)

MACHINERY -- 1.2%

Deere & Co. ...........................              4,405         168,800
Eaton Corp. ...........................              2,323         115,476
ITT Corp. .............................              3,935         180,971
                                                                   465,247

MEDIA -- 6.2%

Comcast Corp. (Class A) ...............             62,667       1,012,072 (d)
Liberty Global, Inc. (Series C) .......              5,897          89,516 (a)
Liberty Media Corp -
   Entertainment (Series A) ...........              9,931         173,594 (a)
Omnicom Group, Inc. ...................             21,882         589,063
The Walt Disney Co. ...................              4,017          91,146
Time Warner, Inc. .....................             30,007         301,870
Viacom, Inc. (Class B) ................              4,356          83,025 (a)
                                                                 2,340,286

METALS & MINING -- 1.9%

Allegheny Technologies Inc. ...........             11,223         286,523
Barrick Gold Corp. ....................              9,341         343,469
Freeport-McMoRan Copper &
   Gold, Inc. .........................              3,098          75,715
                                                                   705,707

MULTILINE RETAIL -- 0.4%

Kohl's Corp. ..........................              2,420          87,604 (a)
Target Corp. ..........................              2,275          78,556
                                                                   166,160

MULTI-UTILITIES -- 1.3%

Dominion Resources, Inc. ..............             10,865         389,402
PG&E Corp. ............................              2,971         115,007
                                                                   504,409

See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES         VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 7.2%

Apache Corp. ..........................              1,646   $     122,676
Chevron Corp. .........................              1,731         128,042
ConocoPhillips ........................                823          42,631
Devon Energy Corp. ....................              4,495         295,366
Exxon Mobil Corp. .....................             15,021       1,199,126 (d)
Hess Corp. ............................              1,162          62,330
Marathon Oil Corp. ....................             18,785         513,958
Occidental Petroleum Corp. ............                968          58,070
Southwestern Energy Co. ...............              4,765         138,042 (a)
Suncor Energy, Inc. ...................              5,808         113,256
Valero Energy Corp. ...................              2,807          60,743
                                                                 2,734,240

PERSONAL PRODUCTS -- 0.9%

Alberto-Culver Co. ....................              7,611         186,546
The Estee Lauder Cos.
   Inc. (Class A) .....................              5,566         172,323
                                                                   358,869

PHARMACEUTICALS -- 6.0%

Abbott Laboratories ...................              8,051         429,682 (d)
Bristol-Myers Squibb Co. ..............             26,472         615,474
Johnson & Johnson .....................              1,065          63,719
Merck & Company, Inc. .................              7,371         224,078
Pfizer, Inc. ..........................             27,103         479,994
Wyeth .................................             12,102         453,946
                                                                 2,266,893

PROFESSIONAL SERVICES -- 0.2%

Monster Worldwide, Inc. ...............              7,626          92,198 (a)

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%

CB Richard Ellis Group,
   Inc. (Class A) .....................             12,748          55,071 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%

Analog Devices, Inc. ..................              3,243          61,682
Intel Corp. ...........................             51,426         753,905 (d)
Kla-Tencor Corp. ......................              2,759          60,119
Lam Research Corp. ....................              4,840         102,995 (a)
MEMC Electronic Materials, Inc. .......              2,614          37,328 (a)
Microchip Technology Inc. .............              2,696          52,653
National Semiconductor Corp. ..........              4,598          46,302
Taiwan Semiconductor Manufacturing
   Company Ltd. ADR ...................             14,520         114,706
Texas Instruments Inc. ................             10,309         159,996
                                                                 1,389,686

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES         VALUE
--------------------------------------------------------------------------------
SOFTWARE -- 4.0%

Intuit, Inc. ..........................             11,110   $     264,307 (a)
Microsoft Corp. .......................             56,748       1,103,181 (d)
Oracle Corp. ..........................              8,712         154,464 (a)
                                                                 1,521,952

SPECIALTY RETAIL -- 3.1%

Bed Bath & Beyond, Inc. ...............             23,512         597,675 (a)
Lowe's Companies, Inc. ................             16,639         358,071
O'Reilly Automotive, Inc. .............              1,895          58,252 (a)
Staples, Inc. .........................              8,201         146,962
                                                                 1,160,960

TOBACCO -- 0.2%

Altria Group, Inc. ....................              6,291          94,742

WIRELESS TELECOMMUNICATION SERVICES -- 1.3%

American Tower Corp. (Class A) ........              3,404          99,805 (a)
NII Holdings, Inc. (Class B) ..........             17,222         313,096 (a)
Vodafone Group PLC ADR ................              4,356          89,037
                                                                   501,938

TOTAL COMMON STOCK
   (COST $49,920,306) .................                         36,986,700

EXCHANGE TRADED FUNDS -- 2.3%

Financial Select Sector SPDR Fund .....             11,976         151,137 (f)
Industrial Select Sector SPDR Fund ....             29,962         703,508 (f)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,271,804) ..................                            854,645

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund ...................                              8,819 (e)
   (COST $16,035)

TOTAL INVESTMENTS IN SECURITIES
   (COST $51,208,145) .................                         37,850,164

See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------
GE Money Market Fund Institutional
   Class 1.02% ........................                      $     107,883 (b,g)
   (COST $107,883)

TOTAL INVESTMENTS
   (COST $51,316,028) .................                         37,958,047

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (0.1)% ..............                            (34,057)
                                                             -------------

NET ASSETS -- 100.0% ..................                      $  37,923,990
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI U.S. Equity Fund had the following short futures contracts open at December 31, 2008:

                                        NUMBER       CURRENT
                        EXPIRATION        OF         NOTIONAL       UNREALIZED
DESCRIPTION                DATE        CONTRACTS      VALUE        DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures              March 2009         2        $(450,050)       $(15,420)

See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b)  Coupon amount represents 7-day yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*    Less than 0.1%.

+    Percentages are based on net assets as of December 31, 2008.

Abbreviations:

ADR   American Depository Receipt

SPDR  Standard & Poors Depository Receipts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

U.S. EQUITY FUND

                                                    --------------------------------------------------------    ---------------
                                                                            CLASS 1                                 CLASS 4
                                                    --------------------------------------------------------    ---------------
                                                    12/31/08    12/31/07    12/31/06    12/31/05    12/31/04       12/31/08**
                                                    --------------------------------------------------------    ---------------
INCEPTION DATE                                            --          --          --          --      1/3/95        5/1/08
Net asset value, beginning of period. ...........   $  36.41    $  39.02    $  34.06    $  33.61    $  31.48       $ 35.32
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................       0.37        0.45        0.53        0.39        0.44          0.15
   Net realized and unrealized
     gains/(losses) on investments ..............     (13.52)       2.70        4.96        0.46        2.13        (12.26)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ..     (13.15)       3.15        5.49        0.85        2.57        (12.11)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................       0.36        0.44        0.53        0.40        0.44          0.28
   Net realized gains ...........................       0.46        5.32          --          --          --          0.46
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................       0.82        5.76        0.53        0.40        0.44          0.74
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................   $  22.44    $  36.41    $  39.02    $  34.06    $  33.61       $ 22.47
===============================================================================================================================
TOTAL RETURN(a) .................................     (36.05)%      8.01%      16.12%       2.51%       8.17%       (34.25)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....   $ 37,917    $ 77,777    $101,885    $ 98,883    $112,545       $     7
   Ratios to average net assets:
     Net investment income ......................       1.03%       0.94%       1.43%       1.06%       1.30%         0.74%*
     Expenses ...................................       0.72%(b)    0.66%       0.63%       0.63%       0.63%         1.17%(b)*
   Portfolio turnover rate ......................         56%         55%         45%         40%         30%           56%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*    Annualized for periods less than one year.

**   Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets                                                        U.S.
and Liabilities DECEMBER 31, 2008                                         EQUITY
                                                                           FUND
------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $51,192,110) .........   $ 37,841,345
   Investments in affiliated securities, at market (cost $16,035) ..          8,819
   Short-term affiliated investments (at amortized cost) ...........        107,883
   Foreign cash (cost $568) ........................................            563
   Dividend receivable .............................................         75,038
   Receivable for fund shares sold .................................          2,039
------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................     38,035,687
------------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed ................................         10,739
   Payable to GEAM .................................................         37,283
   Accrued other expenses ..........................................         52,913
   Variation margin payable ........................................          5,950
   Other liabilities ...............................................          4,812
------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................        111,697
------------------------------------------------------------------------------------
NET ASSETS .........................................................   $ 37,923,990
====================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .................................................     56,222,912
   Undistributed net investment income .............................         18,582
   Accumulated net realized loss ...................................     (4,944,099)
   Net unrealized depreciation on:
     Investments ...................................................    (13,357,981)
     Futures .......................................................        (15,420)
     Foreign currency related transactions .........................             (4)
------------------------------------------------------------------------------------
NET ASSETS .........................................................   $ 37,923,990
====================================================================================

CLASS 1:

NET ASSETS .........................................................     37,917,416
Shares outstanding ($0.01 par value; unlimited shares authorized) ..      1,689,796
Net asset value per share ..........................................   $      22.44

CLASS 4:

NET ASSETS .........................................................          6,574
Shares outstanding ($0.01 par value; unlimited shares authorized) ..            293
Net asset value per share ..........................................   $      22.47

See Notes to Financial Statements.

Statement of Operations                                                 U.S.
FOR THE YEAR ENDED DECEMBER 31, 2008                                   EQUITY
                                                                        FUND
---------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividend ...................................................   $    988,339
     Interest ...................................................         22,575
     Interest from affliated investments ........................         24,322
     Less: Foreign taxes withheld ...............................         (4,263)
---------------------------------------------------------------------------------
   TOTAL INCOME .................................................      1,030,973
---------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administrative fees ...........................        325,750
     Distributors Fees (Note 4)
         Class 4 ................................................             25
     Transfer agent .............................................         12,095
     Directors' fees ............................................          1,544
     Custody and accounting expenses ............................         55,634
     Professional fees ..........................................         20,551
     Registration expenses ......................................          2,554
     Other expenses .............................................          9,631
---------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...............        427,784
---------------------------------------------------------------------------------
     Add: Expenses reimbursed by the adviser ....................         (1,972)
---------------------------------------------------------------------------------
     Net expenses ...............................................        425,812
---------------------------------------------------------------------------------
   NET INVESTMENT INCOME ........................................        605,161
=================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     REALIZED LOSS ON:
         Investments ............................................     (3,903,404)
         Futures ................................................       (194,690)
         Foreign currency transactions ..........................           (282)

     DECREASE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments ............................................    (20,788,213)
         Futures ................................................        (20,525)
         Foreign currency related transactions ..................             (1)
---------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ............    (24,907,115)
---------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $(24,301,954)
=================================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                       U.S.
                                                                                                      EQUITY
                                                                                                       FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR ENDED       YEAR ENDED
                                                                                          DECEMBER 31,     DECEMBER 31,
                                                                                              2008             2007
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .....................................................         $      605,161   $      826,681
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps ........................             (4,098,376)      12,445,211
     Net decrease in unrealized depreciation on investments, futures and
       foreign currency translation ............................................            (20,808,739)      (6,234,931)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations ...........            (24,301,954)       7,036,961
-------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 .................................................................               (594,165)        (821,468)
       Class 4 .................................................................                    (78)              --
     Net realized gains
       Class 1 .................................................................               (757,321)      (9,856,050)
       Class 4 .................................................................                   (132)              --
-------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................................             (1,351,696)     (10,677,518)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions ..........            (25,653,650)      (3,640,557)
-------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 .................................................................              1,109,760          831,344
       Class 4 .................................................................                 10,000               --
     Value of distributions reinvested
       Class 1 .................................................................              1,351,472       10,677,532
       Class 4 .................................................................                    210               --
     Cost of shares redeemed
       Class 1 .................................................................            (16,670,624)     (31,976,001)
       Class 4 .................................................................                     --               --
-------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions ......................................            (14,199,182)     (20,467,125)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ................................................            (39,852,832)     (24,107,682)

NET ASSETS
   Beginning of period .........................................................             77,776,822      101,884,504
-------------------------------------------------------------------------------------------------------------------------
   End of period ...............................................................         $   37,923,990   $   77,776,822
=========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME, END OF
   PERIOD ......................................................................         $       18,582   $        7,946
-------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ....................................................................                 37,873           20,172
Issued for distributions reinvested ............................................                 61,208          291,815
Shares redeemed ................................................................               (545,150)        (787,114)
-------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ....................................................               (446,069)        (475,127)
=========================================================================================================================
CLASS 4
Shares sold ....................................................................                    283               --
Issued for distributions reinvested ............................................                     10               --
Shares redeemed ................................................................                     --               --
-------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................................                    293               --
=========================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, (the "Fund") S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                                Level 1           Level 2          Level 3          Total
------------------------------------------------------------------------------------------------------------
Investments in Securities                    $37,949,228          $8,819            $ --         $37,958,047
Other Financial Instruments                      (15,420)             --              --             (15,420)

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                                         Net Tax
           Cost of                  Gross Tax                  Gross Tax              Appreciation/
       Investments for              Unrealized                 Unrealized             (Depreciation)
         Tax Purposes              Appreciation               Depreciation            on Investments
---------------------------------------------------------------------------------------------------------------
         $53,421,925                 $827,342                $(16,291,220)            $(15,463,878)

    Net Tax Appreciation/         Undistributed              Undistributed
     (Depreciation) on              Income/                Long-Term Gains/
   Derivatives, Currency          (Accumulated               (Accumulated           Post October Losses
    and Other Net Assets          Ordinary Loss)             Capital Loss)           (see Detail Below)
---------------------------------------------------------------------------------------------------------------
            $(4)                     $18,582                  $(805,607)                $(2,048,015)

As of December 31, 2008, the Fund has capital loss carryovers as indicated below.

                 Amount                               Expires
--------------------------------------------------------------------------------
                $805,607                             12/31/16

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2008, there were no capital loss carryover expirations.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $2,048,015 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31,2008 and December 31, 2007 were as follows:

                Ordinary        Long-Term
                 Income       Capital Gains        Total
----------------------------------------------------------------
 2008          $ 943,520      $  408,176         $ 1,351,696
 2007            821,468       9,856,050          10,677,518

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

          Undistributed
    (Distribution in Excess of)                      Accumulated
        Net Investment Income                      Net Realized Gain
--------------------------------------------------------------------------------
             $ (282)                                   $ 282

On October 1, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $936 was charged to the Fund.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
               Purchases                                Sales
--------------------------------------------------------------------------------
               $ 233,910                              $ 643,294

                                Other Securities
--------------------------------------------------------------------------------
               Purchases                                Sales
--------------------------------------------------------------------------------
              $32,735,931                            $46,112,996

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                      /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009
                                                                              21

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- U.S. Equity Fund                      $408,176

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J.Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
(AS OF JULY 28, 2008)

Michael J.  Cosgrove,  PRESIDENT  AND CHIEF  EXECUTIVE
OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Core Value Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
Core Value Equity Fund                                                  Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................         1
MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................         2
NOTES TO SCHEDULE OF INVESTMENTS ....................................         9
FINANCIAL STATEMENTS
   Financial Highlights .............................................        10
   Statement of Assets and Liabilities ..............................        11
   Statement of Operations ..........................................        12
   Statements of Changes in Net Assets ..............................        13
   Notes to Financial Statements ....................................        14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............        20
TAX INFORMATION .....................................................        21
ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................        22
ADDITIONAL INFORMATION ..............................................        25
INVESTMENT TEAM .....................................................        28

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Core Value Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN V. GELHAUS

[PHOTO]
PAUL C. REINHARDT

THE CORE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS.

PAUL REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND LEAD PORTFOLIO MANAGER OF THE CORE VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE CORE VALUE EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITIES GROUP FROM 1995 THROUGH 2001 AND BECAME AN ASSOCIATE PORTFOLIO MANAGER FOR THE CORE VALUE EQUITY FUND IN AUGUST 1999.

Q. HOW DID THE CORE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Core Value Equity Fund returned -32.94% for Class 1 shares and -30.77% for Class 4 shares (since inception date of May 1, 2008). The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 229 Large-Cap Core funds returned an average of -38.76% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

      For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). US stocks were far from the worst-hit in 2008, with stocks falling 55 to 72 percent in the BRIC economies (Brazil, Russia, India and China), which had exhibited more robust growth than developed countries in recent years. While the credit crisis battered financials the most, the other sectors all suffered amid concerns of slowing economic growth and the fragile consumer.

Q.    WHAT WERE THE PRIMARY DRIVERS FUND PERFORMANCE?

A. Strong stock selection was the primary driver of performance. The Core Value Equity Fund benefited from solid recommendations from our research team, as the majority of sectors contributed to the Fund's outperformance versus the S&P 500.

--------------------------------------------------------------------------------
                                                                             Q&A

For the year, the Fund managed to sidestep the worst of the credit crisis within financials, as we avoided the most leveraged and credit sensitive stocks. For example, we exited AIG in the second-quarter, well before it imploded. The Fund also benefitted from an overweight in property and casualty insurance companies, including key contributions from Aon (-2.9%), Chubb (-4.1%) and Ace (-19.9%). We were positive on those securities, given the improved pricing outlook for the commercial property and casualty market.

Our information technology holdings also boosted relative performance, outperforming both the benchmark sector and the overall market. The Fund achieved the best relative stock selection in computer hardware, IT services and software. Key contributors within hardware included IBM (-20.8%), while Affiliated Computer Services (+1.9%) helped the most within IT services and Oracle (-21.5%) outperformed its software peers.

Positive stock selection in the relatively defensive healthcare and consumer staples sector also helped limit the Fund's downside this year. Large pharmaceutical stocks, including Pfizer (-16.9%), Bristol-Myers Squibb (-6.0%) and Wyeth (-12.6%) contributed the most, while biotechnology leader, Amgen, rallied +24.4% on positive pipeline development. Overweighting consumer staples -- the best performing S&P 500 sector -- also aided the Fund in a very difficult environment. Stock selection strength within consumer staples was driven by General Mills (+9.5% on market share gains, and trends toward meals at home in the economic slowdown), Kimberly Clark (-21.0%) and Clorox (-12.1%).

During a strong period of relative performance, there were a few dim spots within the Fund, mostly from sectors hardest hit by concerns over slowing global economic growth. Transocean (-65.3%), Ameriprise Financial (-56.9%), Freeport McMoran Copper & Gold (-75.5%) and Viacom (-56.6%) were among the greatest performance detractors. By year-end, we had decided to significantly reduce Viacom given corporate governance and fundamental concerns.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Our process has remained consistent, and we continued to employ a bottom-up relative value discipline utilizing high-conviction stock recommendations of our research team. As it became clear that the recession was deepening as the year progressed, we maintained our positioning in large cap, high quality companies that we believe have the potential to generate earnings throughout the cycle. At year-end, valuations of many of our holdings remained below historical averages, despite strong relative earnings performance.

      At year-end, the Fund's largest overweight positions were in financials and technology. While we were underweight in those sectors earlier in the year, we found several well-capitalized companies that will benefit from market share improvement as weaker competitors flounder. Thus, we initiated holdings in Charles Schwab, State Street and Wells Fargo. At the same time, technology stocks, while cyclical, have strong free cash flow and net cash positions that we believe will limit their downside. While the recent stock market and economic weakness is disappointing, we believe there will be fundamental winners in all economic sectors. With our long-term investment horizon and bottom-up, research-driven, relative value approach, we remain optimistic about our ability to continue to add value through stock selection.

Core Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

-----------------------------------------------------------------------------------------------------------------
                           ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE             EXPENSES PAID
                         BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)         DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------------

   Class 1                      1,000.00                          736.60                           4.82

   Class 4                      1,000.00                          735.01                           6.75
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------------
   Class 1                      1,000.00                        1,019.47                           5.53

   Class 4                      1,000.00                        1,017.30                           7.76
-----------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.09% FOR CLASS 1 SHARES AND 1.53% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-26.34)% FOR CLASS 1 SHARES, AND (-26.50)% FOR CLASS 4 SHARES.

Core Value Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                    Core Value Equity Fund        S&P 500 Index
04/28/00                                    $10,000                  $10,000
   12/00                                    $ 9,979                  $ 9,155
   12/01                                    $ 9,105                  $ 8,064
   12/02                                    $ 7,506                  $ 6,282
   12/03                                    $ 9,311                  $ 8,087
   12/04                                    $10,202                  $ 8,967
   12/05                                    $10,616                  $ 9,408
   12/06                                    $12,511                  $10,893
   12/07                                    $13,775                  $11,492
   12/08                                    $ 9,238                  $ 7,240

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 4/28/00)
--------------------------------------------------------------------------------

                                 ONE      FIVE     SINCE      ENDING VALUE OF A
                                YEAR      YEAR   INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
Core Value Equity Fund         -32.94%   -0.16%    -0.91%          $9,238
--------------------------------------------------------------------------------
S&P 500 Index                  -37.00%   -2.19%    -3.66%          $7,240
--------------------------------------------------------------------------------
Lipper peer group average*     -38.76%   -2.91%
--------------------------------------------------------------------------------

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                    Core Value Equity Fund        S&P 500 Index
05/01/08                                  $10,000.00                $10,000.00
   06/08                                  $ 9,419.55                $ 9,275.57
   09/08                                  $ 8,818.74                $ 8,499.21
   12/08                                  $ 6,923.44                $ 6,634.20

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                THREE     SIX       SINCE     ENDING VALUE OF A
                                MONTHS   MONTHS   INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
Core Value Equity Fund          -21.49%  -26.50%   -30.77%          $6,923
--------------------------------------------------------------------------------
S&P 500 Index                   -21.94%  -28.48%   -33.66%          $6,634
--------------------------------------------------------------------------------
Lipper peer group average**     -22.74%  -30.20%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------

                                   [PIE CHART]

Market Value of $19,745 (in thousands)

Other Investments                                                        0.0%***
Telecommunication Services                                               2.9%
Information Technology                                                  16.0%
Financials                                                              15.6%
Healthcare                                                              14.4%
Consumer Staples                                                        13.3%
Energy                                                                  10.9%
Consumer Discretionary                                                   8.3%
Industrials                                                              7.4%
Utilities                                                                5.0%
Materials                                                                3.1%
Short-Term                                                               3.1%

TOP TEN LARGEST EQUITY HOLDINGS AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Exxon Mobil Corp.                                                          4.12%
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.93%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                               2.89%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                   2.59%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                              2.51%
--------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                      2.25%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                         2.07%
--------------------------------------------------------------------------------
Intel Corp.                                                                1.98%
--------------------------------------------------------------------------------
Wyeth                                                                      1.94%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                                        1.93%
--------------------------------------------------------------------------------

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 229 AND 185 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 237 AND 237 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

CORE VALUE EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             CORE VALUE EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.4%

Honeywell International, Inc. .........              3,386   $     111,162
Rockwell Collins, Inc. ................              4,515         176,491
                                                                   287,653

BEVERAGES -- 4.0%

Pepsi Bottling Group, Inc. ............             13,366         300,869
PepsiCo, Inc. .........................              9,326         510,785
                                                                   811,654

BIOTECHNOLOGY -- 1.5%

Amgen, Inc. ...........................              5,346         308,731 (a)
CAPITAL MARKETS -- 3.0%
Ameriprise Financial, Inc. ............              8,613         201,200
Bank of New York Mellon Corp. .........             11,584         328,175
Charles Schwab Corp. ..................              3,294          53,264
State Street Corp. ....................                772          30,363 (c)
                                                                   613,002

COMMERCIAL BANKS -- 2.0%

Lloyds TSB Group PLC ADR ..............              4,752          36,590
US Bancorp. ...........................              5,941         148,584
Wells Fargo & Co. .....................              7,425         218,889
                                                                   404,063

COMMUNICATIONS EQUIPMENT -- 1.2%

Cisco Systems, Inc. ...................             10,693         174,296 (a,d)
Corning Inc. ..........................              8,020          76,431
                                                                   250,727

COMPUTERS & PERIPHERALS -- 3.5%

Dell, Inc. ............................              8,614          88,207 (a)
Hewlett-Packard Co. ...................              9,980         362,174
International Business
   Machines Corp. .....................              3,208         269,985
                                                                   720,366

DIVERSIFIED FINANCIAL SERVICES -- 3.9%

Bank of America Corp. .................             15,148         213,284
Citigroup, Inc. .......................             16,633         111,607
JP Morgan Chase & Co. .................             14,554         458,888
                                                                   783,779

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%

AT&T, Inc. ............................              5,643   $     160,825
Verizon Communications, Inc. ..........              9,326         316,151
                                                                   476,976

ELECTRIC UTILITIES -- 3.4%

American Electric Power
   Company, Inc. ......................             11,108         369,674
Edison International ..................              9,860         316,703
                                                                   686,377

ELECTRICAL EQUIPMENT -- 1.1%

ABB Ltd. ADR ..........................             14,257         213,998

ENERGY EQUIPMENT & SERVICES -- 2.5%

Halliburton Co. .......................              8,495         154,439
Nabors Industries Ltd. ................              2,448          29,303 (a)
National Oilwell Varco, Inc. ..........              2,554          62,420 (a)
Schlumberger Ltd. .....................              3,107         131,519
Transocean Ltd. .......................              2,911         137,545 (a)
                                                                   515,226

FOOD & STAPLES RETAILING -- 1.0%

Wal-Mart Stores, Inc. .................              3,564         199,798

FOOD PRODUCTS -- 3.4%

Archer-Daniels-Midland Co. ............              2,079          59,938
Kraft Foods, Inc. (Class A) ...........              6,535         175,465
McCormick & Company, Inc. .............              7,603         242,232
Nestle S.A. ADR .......................              5,168         205,170
                                                                   682,805

HEALTHCARE EQUIPMENT & SUPPLIES -- 1.3%

Boston Scientific Corp. ...............             26,435         204,607 (a)
Covidien Ltd. .........................              1,456          52,765
                                                                   257,372

HEALTHCARE PROVIDERS & SERVICES -- 2.0%

Cardinal Health, Inc. .................              6,475         223,193
McKesson Corp. ........................              4,993         193,379
                                                                   416,572

HOTELS RESTAURANTS & LEISURE -- 0.4%

Darden Restaurants, Inc. ..............              2,673          75,325

HOUSEHOLD PRODUCTS -- 3.7%

Clorox Co. ............................              6,178         343,250
Colgate-Palmolive Co. .................                772          52,913
Kimberly-Clark Corp. ..................              5,050         266,337
Procter & Gamble Co. ..................              1,605          99,221
                                                                   761,721

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

CORE VALUE EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.7%

Textron, Inc. .........................             10,693   $     148,312

INSURANCE -- 6.3%

ACE Ltd. ..............................              7,129         377,267
AON Corp. .............................              4,990         227,943
Chubb Corp. ...........................              4,753         242,403
Marsh & McLennan Companies, Inc. ......              2,733          66,330
MetLife, Inc. .........................              6,237         217,422
Prudential Financial, Inc. ............                772          23,361
Travelers Companies, Inc. .............              2,970         134,244
                                                                 1,288,970

IT SERVICES -- 1.5%

Affiliated Computer Services,
   Inc. (Class A) .....................              4,040         185,638 (a)
Western Union Co. .....................              8,829         126,608
                                                                   312,246

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Thermo Fisher Scientific, Inc. ........              1,604          54,648 (a)

MACHINERY -- 2.3%

Deere & Co. ...........................              5,406         207,158
Eaton Corp. ...........................              2,851         141,723
ITT Corp. .............................              2,376         109,272
                                                                   458,153

MEDIA -- 6.5%

Comcast Corp. (Class A) ...............             21,860         353,039
Omnicom Group, Inc. ...................             14,613         393,382
The Walt Disney Co. ...................              4,931         111,884
Time Warner, Inc. .....................             36,830         370,510 (d)
Viacom, Inc. (Class B) ................              5,346         101,895 (a)
                                                                 1,330,710

METALS & MINING -- 3.1%

Allegheny Technologies Inc. ...........              4,752         121,319
Barrick Gold Corp. ....................             11,465         421,568
Freeport-McMoRan Copper &
   Gold, Inc. .........................              3,802          92,921
                                                                   635,808

MULTI-UTILITIES -- 1.7%

Dominion Resources, Inc. ..............              9,503         340,587

OIL, GAS & CONSUMABLE FUELS -- 8.4%

Apache Corp. ..........................                832          62,009
Chevron Corp. .........................                891          65,907
ConocoPhillips ........................              1,010          52,318

--------------------------------------------------------------------------------
                                                                    VALUE
--------------------------------------------------------------------------------
Devon Energy Corp. ....................              2,554   $     167,823
Exxon Mobil Corp. .....................             10,514         839,333 (d)
Hess Corp. ............................              1,426         76,491
Marathon Oil Corp. ....................             10,811        295,789
Occidental Petroleum Corp. ............              1,188         71,268
Valero Energy Corp. ...................              3,445         74,550
                                                                1,705,488

PERSONAL PRODUCTS -- 0.7%

The Estee Lauder Cos. Inc. (Class A) ..              4,752        147,122

PHARMACEUTICALS -- 9.3%

Abbott Laboratories ...................              3,096        165,234
Bristol-Myers Squibb Co. ..............             22,692        527,589
Johnson & Johnson .....................              1,307         78,198
Merck & Company, Inc. .................              4,633        140,843
Pfizer, Inc. ..........................             33,266        589,141
Wyeth .................................             10,514        394,380
                                                                1,895,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.8%

Analog Devices, Inc. ..................              3,980          75,700
Intel Corp. ...........................             27,504         403,209
Kla-Tencor Corp. ......................              3,476          75,742
Lam Research Corp. ....................              5,940         126,403 (a)
MEMC Electronic Materials, Inc. .......              3,208          45,810 (a)
Microchip Technology Inc. .............              3,267          63,804
National Semiconductor Corp. ..........              5,643          56,825
Taiwan Semiconductor
   Manufacturing
   Company Ltd. ADR ...................             17,821         140,786
Texas Instruments Inc. ................             12,653         196,375
                                                                 1,184,654

SOFTWARE -- 3.9%

Microsoft Corp. .......................             30,712         597,041 (d)
Oracle Corp. ..........................             10,693         189,587 (a,d)
                                                                   786,628

SPECIALTY RETAIL -- 1.4%

Bed Bath & Beyond, Inc. ...............              8,316         211,393 (a)
Lowe's Companies, Inc. ................              2,970          63,914
                                                                   275,307

TOBACCO -- 0.6%

Altria Group, Inc. ....................              7,723         116,308

WIRELESS TELECOMMUNICATION SERVICES -- 0.5%

Vodafone Group PLC ADR ................              5,346         109,272

TOTAL COMMON STOCK
   (COST $24,016,719) .................                         19,255,743

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

CORE VALUE EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.4%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund .....              7,225   $      91,179 (f)
Industrial Select Sector SPDR Fund ....             16,585         389,416 (d,f)

TOTAL EXCHANGE TRADED FUNDS
   (COST $708,403) ....................                            480,595

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund ...................                              8,822 (e)
   (COST $16,040)

TOTAL INVESTMENTS IN SECURITIES
   (COST $24,741,162) .................                         19,745,160

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.1%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 1.02% ..........                            633,653 (b,g)
   (COST $633,653)

TOTAL INVESTMENTS
   (COST $25,374,815) .................                         20,378,813

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (0.1)% ......................                            (11,205)
                                                             -------------
NET ASSETS -- 100.0% ..................                      $  20,367,60
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Core Value Equity Fund had the following long futures contracts open at December 31, 2008:

                                          NUMBER      CURRENT
                           EXPIRATION      OF         NOTIONAL     UNREALIZED
DESCRIPTION                  DATE       CONTRACTS      VALUE      DEPRECIATION
-------------------------------------------------------------------------------
S&P 500 Index
   Futures                 March 2009       2       $   450,050   $       (970)

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents the 7-day yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2008 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

ADR   American Depository Receipt

SPDR  Standard & Poors Depository Receipts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

CORE VALUE EQUITY FUND

                                                -----------------------------------------------------------------   ----------
                                                                             CLASS 1                                 CLASS 4
                                                -----------------------------------------------------------------   ----------
                                                 12/31/08        12/31/07     12/31/06     12/31/05     12/31/04    12/31/08**
                                                -----------------------------------------------------------------   ----------
INCEPTION DATE ...............................          --              --           --           --      4/28/00       5/1/08
Net asset value, beginning of period .........  $    10.16      $    10.70   $    10.01   $     9.77   $     9.02   $     9.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................        0.11            0.12         0.17         0.11         0.11         0.05
   Net realized and unrealized
     gains/(losses) on investments ...........       (3.46)           0.97         1.62         0.29         0.75        (3.08)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT
   OPERATIONS ................................       (3.35)           1.09         1.79         0.40         0.86        (3.03)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................        0.12            0.12         0.17         0.12         0.11         0.09
   Net realized gains ........................        0.21            1.51         0.93         0.04           --         0.21
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................        0.33            1.63         1.10         0.16         0.11         0.30
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............  $     6.48      $    10.16   $    10.70   $    10.01   $     9.77   $     6.49
==============================================================================================================================
TOTAL RETURN(a) ..............................      (32.94)%         10.10%       17.85%        4.06%        9.57%      (30.77)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..  $   20,361      $   37,765   $   39,683   $   37,115   $   37,128   $        7
   Ratios to average net assets:
     Net investment income ...................        1.18%           0.96%        1.55%        1.13%        1.26%        0.95%*
     Expenses ................................        0.95% (b)       0.81%        0.81%        0.80%        0.80%        1.40% (b)*
   Portfolio turnover rate ...................          68%             45%          42%          36%          53%          68%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities

                                                                                      CORE VALUE
                                                                                        EQUITY
DECEMBER 31, 2008                                                                        FUND
----------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $24,725,122) .....................   $     19,736,338
   Investments in affiliated securities, at market (cost $16,040) ..............              8,822
   Short-term affiliated investments (at amortized cost) .......................            633,653
   Dividends receivable ........................................................             50,443
   Receivable for fund shares sold .............................................              1,071
   Variation margin receivable .................................................              5,955
---------------------------------------------------------------------------------------------------
     TOTAL ASSETS ..............................................................         20,436,282
---------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ............................................              6,183
   Payable to GEAM .............................................................             11,625
   Accrued other expenses ......................................................             39,409
   Other liabilities ...........................................................             11,457
---------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES .........................................................             68,674
---------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................   $     20,367,608
===================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .............................................................         26,845,945
   Distribution in excess of net investment income .............................                 --
   Accumulated net realized loss ...............................................         (1,481,365)
   Net unrealized depreciation on:
     Investments ...............................................................         (4,996,002)
     Futures ...................................................................               (970)
---------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................   $     20,367,608
===================================================================================================

CLASS 1:

NET ASSETS .....................................................................         20,360,688
Shares outstanding ($0.01 par value; unlimited shares authorized) ..............          3,143,179
Net asset value per share ......................................................   $           6.48

CLASS 4:

NET ASSETS .....................................................................              6,920
Shares outstanding ($0.01 par value; unlimited shares authorized) ..............              1,066
Net asset value per share ......................................................   $           6.49

See Notes to Financial Statements.

Statement of Operations

                                                                   CORE VALUE
                                                                     EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2008                                  FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .............................................      $     607,955
      Interest .............................................              7,436
      Interest from affliated investments ..................             11,226
      Less: Foreign taxes withheld .........................             (5,529)
--------------------------------------------------------------------------------
   TOTAL INCOME ............................................            621,088
--------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administrative fees .....................            190,866
      Distributor's Fees (Note 4)
         Class 4 ...........................................                 25
      Transfer agent .......................................             12,075
      Directors' fees ......................................                758
      Custody and accounting expenses ......................             40,958
      Professional fees ....................................             18,420
      Registration expenses ................................              1,577
      Other expenses .......................................             13,786
--------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..........            278,465
--------------------------------------------------------------------------------
      Add: Expenses reimbursed by the adviser ..............               (988)
--------------------------------------------------------------------------------
      Net expenses .........................................            277,477
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ............................            343,611
================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED LOSS ON:
         Investments .......................................           (898,546)
         Futures ...........................................           (172,318)
         Foreign currency related transactions .............                 (2)

      DECREASE IN UNREALIZED DEPRECIATION ON:
         Investments .......................................        (10,353,131)
         Futures ...........................................               (975)
--------------------------------------------------------------------------------
      Net realized and unrealized loss on investments ......        (11,424,972)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....      $ (11,081,361)
================================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                       CORE VALUE
                                                                                                         EQUITY
                                                                                                          FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                              YEAR ENDED       YEAR ENDED
                                                                                             DECEMBER 31,     DECEMBER 31,
                                                                                                 2008             2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................................................      $       43,611   $      380,874
      Net realized gain (loss) on investments and futures ............................          (1,070,866)       4,802,982
      Net decrease in unrealized depreciation on investments and futures .............         (10,354,106)      (1,343,366)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations ................         (11,081,361)       3,840,490
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income
         Class 1 .....................................................................            (348,972)        (375,677)
         Class 4 .....................................................................                 (94)              --
      Net realized gains
         Class 1 .....................................................................            (634,685)      (4,867,273)
         Class 4 .....................................................................                (216)              --
----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................................................            (983,967)      (5,242,950)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions ................         (12,065,328)      (1,402,460)
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
         Class 1 .....................................................................             992,710        1,494,210
         Class 4 .....................................................................              10,000               --
      Value of distributions reinvested
         Class 1 .....................................................................             983,648        5,242,950
         Class 4 .....................................................................                 310               --
      Cost of shares redeemed
         Class 1 .....................................................................          (7,319,163)      (7,251,969)
         Class 4 .....................................................................                  --               --
----------------------------------------------------------------------------------------------------------------------------
      Net decrease from share transactions ...........................................          (5,332,495)        (514,809)
----------------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ......................................................         (17,397,823)      (1,917,269)

NET ASSETS
   Beginning of period ...............................................................          37,765,431       39,682,700
----------------------------------------------------------------------------------------------------------------------------
   End of period .....................................................................      $   20,367,608   $   37,765,431
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD ..............................................      $           --   $        5,197
----------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ..........................................................................             115,279          133,227
Issued for distributions reinvested ..................................................             153,935          513,512
Shares redeemed ......................................................................            (843,882)        (638,176)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............................................            (574,668)           8,563
============================================================================================================================
CLASS 4
Shares sold ..........................................................................               1,018               --
Issued for distributions reinvested ..................................................                  48               --
----------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..........................................................               1,066               --
============================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.  ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the "Fund"), Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser' s own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                 Level 1       Level 2      Level 3          Total
---------------------------------------------------------------------------------------
Investments in Securities     $  20,369,991   $    8,822   $       --   $   20,378,813
Other Financial Instruments            (970)          --           --             (970)

REPURCHASE AGREEMENTS The Fund may engage into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities,

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                              Net Tax
             Cost of              Gross Tax           Gross Tax            Appreciation/
         Investments for         Unrealized          Unrealized           (Depreciation)
           Tax Purposes         Appreciation        Depreciation          on Investments
--------------------------------------------------------------------------------------------
           $25,868,250            $622,861          $(6,112,298)           $(5,489,437)

      Net Tax Appreciation/    Undistributed        Undistributed
        (Depreciation) on         Income/         Long-Term Gains/
      Derivatives, Currency    (Accumulated         (Accumulated      Post October Losses
       and Other Net Assets    Ordinary Loss)       Capital Loss)      (see Detail Below)
--------------------------------------------------------------------------------------------
               $--                   $--               $21,456             $(1,010,356)

As of December 31, 2008, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $1,010,356 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                       Long-Term
        Ordinary        Capital
         Income          Gains         Total
-----------------------------------------------
2008   $  350,157   $    633,810   $    983,967
2007      741,446      4,501,504      5,242,950

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

          Undistributed
         Net Investment                        Accumulated
             Income                         Net Realized Loss
--------------------------------------------------------------------
              $258                               $(258)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

DISTRIBUTION AND SERVICE (12b-1) FEE The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $459 was charged to the Fund.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
                      Purchases                Sales
--------------------------------------------------------------------------------
                       $49,441                $347,720

                                Other Securities
--------------------------------------------------------------------------------
                      Purchases                Sales
--------------------------------------------------------------------------------

                     $19,664,307             $26,012,101

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Core Value Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Core Value Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Core Value Equity Fund                $633,810

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Total Return Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.

Total Return Fund                                                       Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ......................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ................................    2

NOTES TO SCHEDULE OF INVESTMENTS ..........................................   22

FINANCIAL STATEMENTS

   Financial Highlights ...................................................   23

   Statement of Assets and Liabilities ....................................   25

   Statement of Operations ................................................   26

   Statements of Changes in Net Assets ....................................   27

   Notes to Financial Statements ..........................................   29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   36

TAX INFORMATION ...........................................................   37

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .............................   38

ADDITIONAL INFORMATION ....................................................   41

INVESTMENT TEAM ...........................................................   44

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) and Barclays Captial U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The Barclays Captial U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Total Return Fund
--------------------------------------------------------------------------------

[PHOTO]
PAUL M. COLONNA

[PHOTO]
RALPH R. LAYMAN

[PHOTO]
THOMAS R. LINCOLN

[PHOTO]
JUDITH A. STUDER

[PHOTO]
DIANE M. WEHNER

[PHOTO]
DAVID WIEDERECHT

THE TOTAL RETURN FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, RALPH R. LAYMAN, THOMAS R. LINCOLN, JUDITH A. STUDER, DIANE M. WEHNER AND DAVID WIEDERECHT. MS. STUDER AND MR. WIEDERECHT ARE BOTH VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND, WHILE EACH OF THE OTHER PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF FOUR SUB-PORTFOLIOS: U.S. EQUITY, U.S. MID-CAP EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MS. WEHNER MANAGES THE U.S. MID-CAP EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THE FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THE FUND'S OBJECTIVES.

PAUL M. COLONNA IS A DIRECTOR AND PRESIDENT FIXED INCOME AT GE ASSET
MANAGEMENT. SINCE JANUARY 2005, HE HAS BEEN RESPONSIBLE FOR THE FIXED INCOME PORTION OF THE TOTAL RETURN FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP. MR. COLONNA BECAME PRESIDENT FIXED INCOME IN MARCH 2007.

RALPH R. LAYMAN IS A DIRECTOR AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS BEEN RESPONSIBLE FOR THE INTERNATIONAL EQUITY PORTION OF THE TOTAL RETURN FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE TOTAL RETURN FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES IN 1997 AND PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.

JUDITH A. STUDER IS A DIRECTOR AND PRESIDENT - U.S. EQUITIES AT GE ASSET MANAGEMENT. SHE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE TOTAL RETURN FUND SINCE JULY 2004, AND HAS CO-LED THE FUND SINCE JANUARY 2009. MS. STUDER JOINED GE ASSET MANAGEMENT IN AUGUST 1984. SHE BECAME SENIOR VICE PRESIDENT - U.S. EQUITIES IN 1991, SENIOR VICE PRESIDENT - INTERNATIONAL EQUITIES IN 1995, PRESIDENT -INVESTMENT STRATEGIES IN JULY 2006 AND PRESIDENT - U.S. EQUITIES IN JUNE 2007.

DIANE M. WEHNER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS BEEN A PORTFOLIO MANAGER OF THE TOTAL RETURN FUND SINCE JANUARY 2006. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/ PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.

DAVID WIEDERECHT IS A DIRECTOR AND PRESIDENT -- INVESTMENT STRATEGIES AT GE ASSET MANAGEMENT SINCE FEBRUARY 2008. HE HAS CO-LED THE TEAM OF PORTFOLIO MANAGERS FOR THE TOTAL RETURN FUND SINCE THE END OF JANUARY 2009. MR. WIEDERECHT JOINED GE ASSET MANAGEMENT IN 1988 AND HAS HELD VARIOUS POSITIONS AT GE ASSET MANAGEMENT INCLUDING VICE PRESIDENT -- ALTERNATIVE INVESTMENTS/PRIVATE EQUITY/HEDGE FUND FROM 1998 TO 2004, AND MANAGING DIRECTOR -- ALTERNATIVE INVESTMENTS FROM 2004 TO 2008, RESPONSIBLE IN BOTH POSITIONS FOR PORTFOLIO MANAGEMENT WITHIN THOSE STRATEGIES.

---------------------------------------------------------------------------- Q&A

Q. HOW DID THE TOTAL RETURN FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Total Return Fund returned -29.28% for the Class 1 shares, -29.56% for Class 2 shares, -29.37% for Class 3 shares and -29.41% for Class 4 shares. The Fund's broad based benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) returned -37.00% and 5.24%, respectively. The Fund's Lipper peer group of 197 Mixed-Asset Target Allocation Growth funds returned an average of -29.60% for the twelve-month period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A. The performance of the Total Return Fund for the twelve-month period ended December 31, 2008 was primarily driven by the Fund's overweight in equities, particularly those in the non-U.S. market, its underweight position in fixed income, and an overweight in cash. The Fund benefited from the Tactical Asset Allocation Committee's decision to opportunistically reduce equity exposure with the offset to cash.

      According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The inflation environment was volatile during the year as commodity prices skyrocketed and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The U.S. dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy, and industrials, and into defensive sectors like staples and healthcare. The financials sector retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities. For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). While the credit crisis battered financials the most, all sectors suffered amid concerns of slowing economic growth and the fragile consumer.

      The global market did not fair any better in 2008, despite massive aid from governments in the form of new capital, lower rates, deposit and loan guarantees, and job stimulus packages, the developed world moved toward its first simultaneous recession (U.S., Japan, & Europe) since World War
      II. As a result, earnings estimates continue to be under severe pressure for further downgrades, challenging the notion that the markets have fallen enough. Massive outflows from equity mutual funds and redemptions from hedge funds led to selling pressure on stocks through much of the year. With a major freeze in the fixed income markets, the equity asset class became the most convenient vehicle for raising liquidity. Within equities, large-cap, widely held stocks were hit disproportionately due to their superior liquidity.

      While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

Total Return Fund
---------------------------------------------------------------------------- Q&A

Under such economic circumstances in 2008, the Fund's disciplined growth equity underperformed its benchmark because of a few key drivers. Our underweight in consumer staples hurt relative performance as this sector declined less than the market. Similarly, underweighting diversified telecom companies, which are dividend payers but not classical growth stocks that our process seeks, hurt relative performance in this difficult market environment. Stock selection in energy and industrials also detracted from performance. Partially offsetting these factors was strong stock selection in consumer discretionary, healthcare, and technology.

Strong stock selection was the primary driver of core value performance. Core value managed to sidestep the worst of the credit crisis within financials, as we avoided the most leveraged and credit sensitive stocks. Our information technology holdings also boosted relative performance, outperforming both the benchmark sector and the overall market. The Fund achieved the best relative stock selection in computer hardware, IT services, and software. Positive stock selection in the relatively defensive healthcare and consumer staples sector helped limit the Fund's downside this year. Overweighting consumer staples, the best performing S&P 500 sector, also contributed to performance in a very difficult environment. As it became clear that the recession was deepening as the year progressed, we maintained our core value equity positioning in large-cap, high quality companies that we believe have the potential to generate earnings throughout the cycle.

Mid-cap equity outperformance was achieved by being defensively invested against a backdrop of slowing economic growth and a global financial crisis which began in 2007. In this environment, the positions in consumer staples and regulated utilities contributed positively to performance. We maintained underweighted positions in the financial and consumer discretionary sectors due to ongoing concerns about eroding consumer credit and weakening consumer spending as a result of the contraction in the housing market and rising unemployment. Good stock selection within information technology and our timely decision to reduce exposure to energy stocks at mid-year helped performance.

International equity underperformance derived from holdings in telecom services, energy, and utilities. Positive attribution came from holdings in materials and consumer staples. Substantially underweight at the start of the year, holdings in the financials sector were steadily increased throughout the period as clarity surrounding survivability became clearer. Materials stocks, especially in metals & mining, were substantially reduced during 2008, as were energy holdings, reflecting concerns about global growth and the unsustainability of high commodity prices. Positions in consumer staples companies, offering stability in an uncertain environment, were increased for their strong cash flows, sustainable dividends, and defensive positioning in the economy.

The primary drivers of fixed income relative underperformance versus the benchmark were sector allocation and security selection. An overweight in commercial mortgage-backed securities during the year contributed to the negative return as this sector underperformed the benchmark. Specific holdings in short maturity securitized assets backed by sub-prime collateral performed poorly over the past year as the housing market continued to deteriorate. On the positive side, duration and yield curve positioning added to relative return. As short-term credit markets seized up in the aftermath of Lehman Brothers' bankruptcy and the announcement of a few money market funds "breaking the buck" in September, corporate and asset-backed commercial paper underperformed significantly.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Throughout the year, we lowered the Fund's exposure to equity and increased its exposure to cash. This defensive positioning helped to reduce volatility and preserve capital. Within U.S. equities we reduced exposure to large-cap growth and increased our allocation to core value to increase diversification. Toward the end of the year, we continued to raise cash by reducing exposure to U.S. large-cap growth equity and international equity.

Total Return Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, distribution and service fees (for shareholders of Classes 2, 3 and 4), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

----------------------------------------------------------------------------------------------------
                          ACCOUNT VALUE AT THE         ACCOUNT VALUE AT THE        EXPENSES PAID
                       BEGINNING OF THE PERIOD ($)     END OF THE PERIOD ($)     DURING PERIOD ($)*
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------
        Class 1                  1,000.00                     759.84                    2.26
        Class 2                  1,000.00                     759.89                    2.48
        Class 3                  1,000.00                     759.44                    2.70
        Class 4                  1,000.00                     759.38                    3.36
----------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------
        Class 1                  1,000.00                     1,022.33                  2.60
        Class 2                  1,000.00                     1,022.08                  2.85
        Class 3                  1,000.00                     1,021.83                  3.11
        Class 4                  1,000.00                     1,021.10                  3.87
----------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.51% FOR CLASS 1 SHARES, 0.56% FOR CLASS 2 SHARES, 0.61% FOR CLASS 3 SHARES, AND 0.76% FOR CLASS 4 SHARES (FOR THE PERIOD JULY 1, 2008 - DECEMBER 31,
      2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-24.02)% FOR CLASS 1 SHARES, (-24.01)% FOR CLASS 2 SHARES, (-24.06)% FOR CLASS 3 SHARES, AND (-24.06)% FOR CLASS 4 SHARES.

Total Return Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PROFILE

A fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing primarily in a combination of equity securities and investment grade debt securities.
--------------------------------------------------------------------------------

TOP TEN LARGEST HOLDINGS (EXCLUDING SHORT-TERM HOLDINGS) AS OF DECEMBER 31, 2008

as a % of Market Value
--------------------------------------------------------------------------------
Federal National Mortgage
Assoc. 5.50%, TBA                                                          2.31%
--------------------------------------------------------------------------------
Federal Home Loan Bank Discount
Notes 2.06%, 01/20/09                                                      2.18%
--------------------------------------------------------------------------------
U.S. Treasury Notes
3.13%, 08/31/13                                                            2.03%
--------------------------------------------------------------------------------
Federal National Mortgage
Assoc. Discount Notes
2.73%, 03/27/09                                                            1.98%
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp. Discount
Notes 0.10%, 02/04/09                                                      1.61%
--------------------------------------------------------------------------------
Federal National Mortgage
Assoc. Discount Notes
0.31%, 04/22/09                                                            1.53%
--------------------------------------------------------------------------------
Federal National
Mortgage Assoc. 6.00%, TBA                                                 1.52%
--------------------------------------------------------------------------------
Federal National Mortgage
Assoc. 5.00%, TBA                                                          1.49%
--------------------------------------------------------------------------------
U.S. Treasury Bills
0.70%, 04/29/09                                                            1.31%
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp. Discount
Notes 2.12%, 03/12/09                                                      1.26%
--------------------------------------------------------------------------------

LIPPER PERFORMANCE COMPARISON

Mixed-Asset Target Allocation Growth Funds

Based on average annual total returns for the periods ended 12/31/08

                                                         ONE      FIVE     TEN
                                                         YEAR     YEAR     YEAR
                                                       -------   ------   ------
Number of Funds in peer group:                            197       90       50
--------------------------------------------------------------------------------
Peer group average annual total return:                -29.60%   -0.56%   -0.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                           Barclays Capital U.S.
                                                               Aggregate Bond
                   Total Return Fund     S&P 500 Index             Index
12/98                 $ 10,000.00         $ 10,000.00            $10,000.00
12/99                 $ 11,325.00         $ 12,106.78            $ 9,917.87
12/00                 $ 11,884.88         $ 10,994.96            $11,070.93
12/01                 $ 11,541.45         $  9,685.24            $12,005.70
12/02                 $ 10,466.70         $  7,544.62            $13,236.89
12/03                 $ 12,592.87         $  9,712.05            $13,780.19
12/04                 $ 13,624.00         $ 10,768.85            $14,378.08
12/05                 $ 14,123.95         $ 11,298.52            $14,727.26
12/06                 $ 16,065.60         $ 13,082.83            $15,365.50
12/07                 $ 17,941.59         $ 13,801.80            $16,435.96
12/08                 $ 12,687.75         $  8,695.43            $17,297.24

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                       ENDING
                                                                     VALUE OF A
                                          ONE      FIVE     TEN       $10,000
                                          YEAR     YEAR     YEAR     INVESTMENT
                                        -------   ------   ------   ------------
Total Return Fund                        -29.28%    0.15%   2.41%     $12,688
S&P 500 Index                            -37.00%   -2.19%  -1.39%     $ 8,695
Barclays Capital U.S. Aggregate Bond
   Index                                   5.24%    4.65%   5.63%     $17,297
Inception date                           7/1/85

--------------------------------------------------------------------------------
                                 CLASS 2 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                           Barclays Capital U.S.
                                                               Aggregate Bond
                   Total Return Fund     S&P 500 Index             Index
05/01/06              $ 10,000.00         $ 10,000.00           $10,000.00
   06/06              $  9,700.53         $  9,725.39           $10,010.49
   09/06              $ 10,099.82         $ 10,276.45           $10,391.65
   12/06              $ 10,704.55         $ 10,964.86           $10,520.34
   03/07              $ 10,874.08         $ 11,035.19           $10,678.50
   06/07              $ 11,491.65         $ 11,728.19           $10,623.19
   09/07              $ 11,988.13         $ 11,966.13           $10,925.35
   12/07              $ 11,949.89         $ 11,567.44           $11,253.25
   03/08              $ 11,196.58         $ 10,474.94           $11,497.24
   06/08              $ 11,112.88         $ 10,189.31           $11,379.95
   12/08              $  8,444.58         $  7,287.74           $11,842.95

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                       ENDING
                                                                      VALUE OF A
                                       SIX       ONE       SINCE       $10,000
                                      MONTHS    YEAR     INCEPTION   INVESTMENT
                                      ------   -------   ---------   -----------
Total Return Fund                     -24.01%   -29.33%    -6.13%      $  8,445
S&P 500 Index                         -28.48%   -37.00%   -11.19%      $  7,288
Barclays Capital U.S. Aggregate Bond    4.07%     5.24%     6.55%      $ 11,843
   Index
Inception date                        5/1/06

--------------------------------------------------------------------------------
                                 CLASS 3 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                           Barclays Capital U.S.
                                                               Aggregate Bond
                   Total Return Fund      S&P 500 Index            Index
05/01/06              $10,000.00          $ 10,000.00           $10,000.00
   06/06              $ 9,700.53          $  9,725.39           $10,010.49
   09/06              $10,105.70          $ 10,276.45           $10,391.65
   12/06              $10,717.44          $ 10,964.86           $10,520.34
   03/07              $10,874.96          $ 11,035.19           $10,678.50
   06/07              $11,498.98          $ 11,728.19           $10,623.19
   09/07              $11,995.78          $ 11,966.13           $10,925.35
   12/07              $11,956.45          $ 11,567.44           $11,253.25
   03/08              $11,197.51          $ 10,474.94           $11,497.24
   06/08              $11,120.33          $ 10,189.31           $11,379.95
   12/08              $ 8,445.20          $  7,287.74           $11,842.95

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                       ENDING
                                                                      VALUE OF A
                                       SIX       ONE       SINCE       $10,000
                                      MONTHS     YEAR    INCEPTION   INVESTMENT
                                      ------   -------   ---------   -----------
Total Return Fund                     -24.06%   -29.37%      -6.13%   $  8,445
S&P 500 Index                         -28.48%   -37.00%     -11.19%   $  7,288
Barclays Capital U.S. Aggregate Bond    4.07%     5.24%       6.55%   $ 11,843
   Index
Inception date                        5/1/06

--------------------------------------------------------------------------------
                                 CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                           Barclays Capital U.S.
                                                               Aggregate Bond
                   Total Return Fund      S&P 500 Index            Index
05/01/06              $ 10,000.00         $ 10,000.00           $ 10,000.00
   06/06              $  9,688.78         $  9,725.39           $ 10,010.49
   09/06              $ 10,088.08         $ 10,276.45           $ 10,391.65
   12/06              $ 10,688.52         $ 10,964.86           $ 10,520.34
   03/07              $ 10,845.80         $ 11,035.19           $ 10,678.50
   06/07              $ 11,468.84         $ 11,728.19           $ 10,623.19
   09/07              $ 11,970.90         $ 11,966.13           $ 10,925.35
   12/07              $ 11,936.60         $ 11,567.44           $ 11,253.25
   03/08              $ 11,179.74         $ 10,474.94           $ 11,497.24
   06/08              $ 11,096.35         $ 10,189.31           $ 11,379.95
   12/08              $  8,426.40         $  7,287.74           $ 11,842.95

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                       ENDING
                                                                      VALUE OF A
                                       SIX       ONE       SINCE       $10,000
                                      MONTHS     YEAR    INCEPTION   INVESTMENT
                                      ------   -------   ---------   -----------
Total Return Fund                     -24.06%   -29.56%      -6.21%    $ 8,426
S&P 500 Index                         -28.48%   -37.00%     -11.19%    $ 7,288
Barclays Capital U.S. Aggregate Bond    4.07%     5.24%       6.55%    $11,843
    Index
Inception date                        5/1/06

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TOTAL RETURN FUND
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $2,292,350 (in thousands) as of December 31, 2008

                                   [PIE CHART]

Domestic Equity                                                            31.5%
Bonds & Notes                                                              29.1%
Short-Term & Others                                                        20.6%
Foreign Equity                                                             18.6%
Other Investements                                                          0.2%

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 33.5%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.4%

Alliant Techsystems, Inc. ........................      34,368   $ 2,947,400 (a)
Hexcel Corp. .....................................     359,570     2,657,222 (a)
Honeywell International, Inc. ....................      32,324     1,061,197
Rockwell Collins, Inc. ...........................      43,098     1,684,701
                                                                   8,350,520

BEVERAGES -- 0.8%

Pepsi Bottling Group, Inc. .......................     228,489     5,143,287
PepsiCo, Inc. ....................................     211,239    11,569,560
                                                                  16,712,847

BIOTECHNOLOGY -- 2.7%

Amgen, Inc. ......................................     420,594    24,289,303 (a)
Amylin Pharmaceuticals, Inc. .....................     118,984     1,290,976 (a)
Genentech, Inc. ..................................     217,967    18,071,644 (a)
Gilead Sciences, Inc. ............................     209,347    10,706,006 (a)
Vertex Pharmaceuticals Inc. ......................      70,669     2,146,924 (a)
                                                                  56,504,853

CAPITAL MARKETS -- 1.8%

Affiliated Managers Group, Inc. ..................      42,774     1,793,086 (a)
Ameriprise Financial, Inc. .......................      82,225     1,920,776
Bank of New York Mellon Corp. ....................     110,583     3,132,816
Charles Schwab Corp. .............................      66,526     1,075,726
Goldman Sachs Group, Inc. ........................     161,097    13,594,976
Greenhill & Company, Inc. ........................      24,028     1,676,434
State Street Corp. ...............................     355,785    13,993,024 (e)
                                                                  37,186,838

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%

Intrepid Potash, Inc. ............................      79,579  $  1,652,856 (a)
Monsanto Co. .....................................     146,900    10,334,415
Praxair, Inc. ....................................      40,242     2,388,765
                                                                  14,376,036

COMMERCIAL BANKS -- 0.4%

Lloyds TSB Group PLC ADR .........................      45,368       349,334
SunTrust Banks, Inc. .............................     140,400     4,147,416
US Bancorp. ......................................      56,707     1,418,242
Wells Fargo & Co. ................................      70,889     2,089,808
Zions Bancorporation .............................      28,121       689,246
                                                                   8,694,046

COMMERCIAL SERVICES & SUPPLIES -- 0.8%

Corrections Corporation
   of America ....................................     394,650     6,456,474 (a)
Iron Mountain, Inc. ..............................     327,593     8,101,375 (a)
IHS, Inc. (Class A) ..............................      47,727     1,785,944
                                                                  16,343,793

COMMUNICATIONS EQUIPMENT -- 2.1%

Cisco Systems, Inc. ..............................   1,106,328    18,033,147 (a,h)
Corning Inc. .....................................     284,935     2,715,431
Harris Corp. .....................................      23,835       906,922
Juniper Networks, Inc. ...........................      93,140     1,630,881 (a)
QUALCOMM Inc. ....................................     580,558    20,801,393
                                                                  44,087,774

COMPUTERS & PERIPHERALS -- 0.3%

Dell, Inc. .......................................      82,228       842,015 (a)
Hewlett-Packard Co. ..............................      95,270     3,457,348
International Business
  Machines Corp. .................................      30,623     2,577,232
                                                                   6,876,595

DIVERSIFIED FINANCIAL SERVICES -- 1.1%

Bank of America Corp. ............................     144,617     2,036,207
Citigroup, Inc. ..................................     158,788     1,065,467
CME Group Inc. ...................................      45,302     9,427,800
JP Morgan Chase & Co. ............................     310,999     9,805,798
                                                                  22,335,272

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%

AT&T, Inc. .......................................      53,874     1,535,409
Verizon Communications, Inc. .....................      89,031     3,018,151
                                                                   4,553,560

ELECTRIC UTILITIES -- 0.6%

American Electric Power
  Company, Inc. ..................................     106,044     3,529,144
Edison International .............................      94,135     3,023,616
ITC Holdings Corp. ...............................      91,876     4,013,144
Northeast Utilities ..............................      73,698     1,773,174
                                                                  12,339,078

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%

Cogent, Inc. .....................................     140,142  $  1,901,727 (a)
Mettler Toledo International, Inc. ...............      27,775     1,872,035 (a)
Molex Inc. (Class A) .............................     186,788     2,418,905
                                                                   6,192,667

ENERGY EQUIPMENT & SERVICES -- 1.4%

Dresser-Rand Group, Inc. .........................      81,835     1,411,654 (a)
Halliburton Co. ..................................      81,092     1,474,253
Nabors Industries Ltd. ...........................      22,684       271,527 (a)
National Oilwell Varco, Inc. .....................      24,384       595,945 (a)
Schlumberger Ltd. ................................     318,343    13,475,460
Transocean Ltd. ..................................     265,747    12,556,545 (a)
Weatherford International Ltd. ...................      93,394     1,010,523 (a)
                                                                  30,795,907

FOOD & STAPLES RETAILING -- 0.1%

Wal-Mart Stores, Inc. ............................      34,026     1,907,498

FOOD PRODUCTS -- 0.5%

Archer-Daniels-Midland Co. .......................      19,848       572,218
General Mills, Inc. ..............................      24,230     1,471,973
Kraft Foods, Inc. (Class A) ......................      62,382     1,674,957
McCormick & Company, Inc. ........................     191,714     6,108,008
                                                                   9,827,156

HEALTHCARE EQUIPMENT & SUPPLIES -- 1.6%

Boston Scientific Corp. ..........................     252,353     1,953,212 (a)
Covidien Ltd. ....................................      14,179       513,847
DENTSPLY International, Inc. .....................      80,815     2,282,216
Gen-Probe Inc. ...................................      43,735     1,873,607 (a)
Hologic, Inc. ....................................     513,169     6,707,119 (a)
Masimo Corp. .....................................     141,994     4,235,681 (a)
Medtronic, Inc. ..................................     326,165    10,248,104
Resmed, Inc. .....................................     183,000     6,858,840 (a)
                                                                  34,672,626

HEALTHCARE PROVIDERS & SERVICES -- 1.1%

Aetna, Inc. ......................................     166,928     4,757,448
Cardinal Health, Inc. ............................      61,811     2,130,625
Catalyst Health Solutions, Inc. ..................       8,653       210,701 (a)
McKesson Corp. ...................................      47,668     1,846,182
Psychiatric Solutions, Inc. ......................     121,581     3,386,031 (a)
UnitedHealth Group, Inc. .........................     427,297    11,366,100
                                                                  23,697,087

HOTELS RESTAURANTS & LEISURE -- 0.4%

Carnival Corp. ...................................     216,353     5,261,705
Darden Restaurants, Inc. .........................      25,519       719,125
Life Time Fitness, Inc. ..........................      71,688       928,360 (a)
Penn National Gaming, Inc. .......................      49,403     1,056,236 (a)
The Cheesecake Factory ...........................     116,483     1,176,478 (a)
                                                                   9,141,904

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.3%

Clorox Co. .......................................      58,977  $  3,276,762
Colgate-Palmolive Co. ............................       7,373       505,345
Kimberly-Clark Corp. .............................      48,200     2,542,068
Procter & Gamble Co. .............................      15,311       946,526
                                                                   7,270,701

INDUSTRIAL CONGLOMERATES -- 0.4%

McDermott International, Inc. ....................      48,328       477,481 (a)
Textron, Inc. ....................................     650,293     9,019,563
                                                                   9,497,044

INSURANCE -- 1.2%

ACE Ltd. .........................................     142,759     7,554,806
AON Corp. ........................................      47,636     2,176,012
Chubb Corp. ......................................      45,365     2,313,615
HCC Insurance Holdings, Inc. .....................     326,509     8,734,116
Marsh & McLennan Companies, Inc. .................      26,086       633,107
MetLife, Inc. ....................................      59,544     2,075,704
Prudential Financial, Inc. .......................       7,372       223,077
Travelers Companies, Inc. ........................      28,353     1,281,556
                                                                  24,991,993

INTERNET SOFTWARE & SERVICES -- 0.4%

Equinix, Inc. ....................................       8,644       459,774 (a)
Google, Inc. (Class A) ...........................      23,287     7,164,246 (a)
MercadoLibre, Inc. ...............................     113,085     1,855,725 (a)
                                                                   9,479,745

IT SERVICES -- 1.5%

Affiliated Computer Services,
   Inc. (Class A) ................................      89,039     4,091,342 (a)
Cognizant Technology Solutions
   Corp. (Class A) ...............................     160,365     2,896,192 (a)
DST Systems, Inc. ................................      25,163       955,691 (a)
Lender Processing Services, Inc. .................      34,830     1,025,744
NeuStar, Inc. (Class A) ..........................      28,948       553,775 (a)
Paychex, Inc. ....................................     372,015     9,776,554
Visa, Inc. (Class A) .............................      29,108     1,526,715
Western Union Co. ................................     701,917    10,065,489
                                                                  30,891,502

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Covance, Inc. ....................................      35,440     1,631,303 (a)
Illumina, Inc. ...................................      50,478     1,314,952 (a)
Thermo Fisher Scientific, Inc. ...................     108,174     3,685,488 (a)
                                                                   6,631,743

MACHINERY -- 0.5%

Deere & Co. ......................................      51,605     1,977,504
Eaton Corp. ......................................      27,219     1,353,056
Harsco Corp. .....................................      88,822     2,458,593

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARE           VALUE
--------------------------------------------------------------------------------
ITT Corp. .............................             69,123   $   3,178,967
Joy Global, Inc. ......................             58,317       1,334,876
                                                                10,302,996

MEDIA -- 2.1%

Comcast Corp. (Class A) ...............          1,211,076      19,558,877
Liberty Global, Inc. (Series C) .......            251,000       3,810,180 (a)
Liberty Media Corp -Entertainment
   (Series A) .........................            355,334       6,211,238 (a)
Omnicom Group, Inc. ...................            282,761       7,611,926
Regal Entertainment Group
   (Class A) ..........................            194,625       1,987,121
The Walt Disney Co. ...................             47,068       1,067,973
Time Warner, Inc. .....................            351,592       3,537,016
Viacom, Inc. (Class B) ................             51,035         972,727 (a)
                                                                44,757,058

METALS & MINING -- 0.3%

Allegheny Technologies Inc. ...........            189,834       4,846,462
Freeport-McMoRan Copper & Gold,
   Inc. ...............................             36,294         887,025
                                                                 5,733,487

MULTILINE RETAIL -- 0.3%

Kohl's Corp. ..........................            118,200       4,278,840 (a)
Target Corp. ..........................             68,404       2,361,990
                                                                 6,640,830

MULTI-UTILITIES -- 0.3%

Dominion Resources, Inc. ..............             90,722       3,251,476
DTE Energy Co. ........................             39,909       1,423,554
SCANA Corp. ...........................             48,687       1,733,257
                                                                 6,408,287

OIL, GAS & CONSUMABLE FUELS -- 1.7%

Apache Corp. ..........................             37,047       2,761,113
Chevron Corp. .........................              8,506         629,189
ConocoPhillips ........................              9,639         499,300
Devon Energy Corp. ....................             24,384       1,602,273
Exxon Mobil Corp. .....................            187,697      14,983,852 (h)
Hess Corp. ............................             37,859       2,030,757
Marathon Oil Corp. ....................            312,185       8,541,381
Occidental Petroleum Corp. ............             11,341         680,347
Peabody Energy Corp. ..................             42,496         966,784
Southwestern Energy Co. ...............             97,692       2,830,137 (a)
Valero Energy Corp. ...................             32,889         711,718
                                                                36,236,851

PERSONAL PRODUCTS -- 0.5%

Alberto-Culver Co. ....................            344,266       8,437,960
The Estee Lauder Cos. Inc.
   Class A) ...........................             96,306       2,981,633
                                                                11,419,593

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.3%

Abbott Laboratories ...................            195,808   $  10,450,273 (h)
Bristol-Myers Squibb Co. ..............            216,629       5,036,624
Johnson & Johnson .....................             12,476         746,439
Merck & Company, Inc. .................             44,231       1,344,622
Pfizer, Inc. ..........................            317,577       5,624,289
Wyeth .................................            100,373       3,764,991
                                                                26,967,238

PROFESSIONAL SERVICES -- 0.1%

Monster Worldwide, Inc. ...............            147,329       1,781,208 (a)

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%

Douglas Emmett, Inc. (REIT) ...........             88,319       1,153,446

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%

CB Richard Ellis Group, Inc.
   (Class A) ..........................            592,748       2,560,671 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%

Analog Devices, Inc. ..................             37,995         722,665
Hittite Microwave Corp. ...............             84,803       2,498,296 (a)
Intel Corp. ...........................            726,981      10,657,542 (h)
Kla-Tencor Corp. ......................             32,326         704,384
Lam Research Corp. ....................             56,710       1,206,789 (a)
Marvell Technology Group Ltd. .........            223,257       1,489,124 (a)
MEMC Electronic Materials, Inc. .......             30,623         437,296 (a)
Microchip Technology Inc. .............             31,192         609,180
National Semiconductor Corp. ..........             53,873         542,501
Texas Instruments Inc. ................            120,789       1,874,645
                                                                20,742,422

SOFTWARE -- 1.7%

Activision Blizzard, Inc. .............            303,835       2,625,134 (a)
Blackboard, Inc. ......................             51,766       1,357,822 (a)
Citrix Systems, Inc. ..................             95,908       2,260,552 (a)
Intuit, Inc. ..........................            334,096       7,948,144 (a)
Macrovision Solutions Corp. ...........            253,270       3,203,866 (a)
Microsoft Corp. .......................            846,291      16,451,897 (h)
Oracle Corp. ..........................            102,070       1,809,701 (a)
                                                                35,657,116

SPECIALTY RETAIL -- 1.1%

Bed Bath & Beyond, Inc. ...............            539,633      13,717,471 (a,h)
Lowe's Companies, Inc. ................            308,398       6,636,725
O'Reilly Automotive, Inc. .............            114,036       3,505,467 (a)
                                                                23,859,663

TEXTILES APPAREL & LUXURY GOODS -- 0.1%

Coach, Inc. ...........................             88,353       1,835,092 (a)

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
TOBACCO -- 0.1%

Altria Group, Inc. ....................             73,723   $   1,110,268

WATER UTILITIES -- 0.1%

American Water Works Company,
   Inc. ...............................            121,112       2,528,819

WIRELESS TELECOMMUNICATION SERVICES -- 0.7%

American Tower Corp. (Class A) ........             86,329       2,531,166 (a)
NII Holdings, Inc. (Class B) ..........            562,874      10,233,049 (a)
Syniverse Holdings, Inc. ..............            111,773       1,334,570 (a)
                                                                14,098,785

TOTAL DOMESTIC EQUITY
   (COST $1,017,195,546) ..............                        707,152,615

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 20.2%
--------------------------------------------------------------------------------

COMMON STOCK -- 20.1%

AEROSPACE & DEFENSE -- 0.3%

CAE, Inc. .............................            819,752       5,378,689
Elbit Systems Ltd. ....................             15,144         692,446
                                                                 6,071,135

AUTOMOBILES -- 0.2%

Toyota Motor Corp. ....................            134,665       4,315,519

BEVERAGES -- 0.3%

Coca-Cola Icecek AS (Class C) .........             77,037         316,932
Diageo PLC ............................            468,831       6,477,736
                                                                 6,794,668

BIOTECHNOLOGY -- 0.0%*

WuXi PharmaTech Cayman,Inc. ADR .......             21,906         175,029 (a)

CAPITAL MARKETS -- 0.5%

Credit Suisse Group AG (Regd.) ........             60,370       1,616,522
Egyptian Financial Group-Hermes
   Holding ............................             74,047         231,227
Nomura Holdings, Inc. .................            995,993       8,009,696
Woori Investment & Securities
   Company Ltd. .......................             34,590         344,650
                                                                10,202,095

CHEMICALS -- 0.7%

Israel Chemicals Ltd. .................             24,293         169,157
Linde AG ..............................             48,054       3,997,826
Makhteshim-Agan Industries Ltd ........            104,586         340,036

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Potash Corporation of
   Saskatchewan .......................             28,909   $   2,096,809
Sinofert Holdings Ltd. ................          1,315,469         636,501
Sociedad Quimica y Minera
   de Chile S.A. ADR (Series B) .......              9,328         227,510
Syngenta AG ...........................             15,838       2,982,041
Taiwan Fertilizer Company Ltd. ........            235,000         373,789
Toray Industries Inc. .................            766,929       3,824,070
                                                                14,647,739

COMMERCIAL BANKS -- 2.6%

Akbank TAS ............................            236,459         732,280
Banco do Brasil S.A. ..................             76,292         480,260
Banco Santander Chile S.A. ADR ........             20,027         701,546
Banco Santander S.A. (Regd.) ..........            941,525       8,834,171
Bank of Yokohama Ltd. .................            533,012       3,063,423
BNP Paribas ...........................            156,786       6,592,693
China Construction Bank Corp. .........            352,000         193,027
China Merchants Bank
   Company Ltd. .......................            246,500         456,729
Credit Agricole S.A. ..................            338,753       3,767,067
Grupo Financiero Banorte
   SAB de C.V. ........................            268,703         485,076
ICICI Bank Ltd. .......................            137,589       1,264,056
Industrial & Commercial Bank
   of China ...........................          1,270,576         668,880
Intesa Sanpaolo S.p.A. ................          1,107,651       3,906,962
KB Financial Group Inc. ...............             78,571       2,102,213 (a)
Lloyds TSB Group PLC ..................          3,318,300       6,011,318
Metropolitan Bank & Trust .............            624,300         301,975
Mitsubishi UFJ Financial
   Group, Inc. ........................          1,544,306       9,352,719
Royal Bank of Scotland
   Group PLC ..........................          3,941,340       2,799,332
Siam Commercial Bank PCL ..............            389,700         549,031
Standard Bank Group Ltd. ..............             41,899         376,162
State Bank of India Ltd. ..............              7,444         197,101
State Bank of India Ltd. GDR ..........              5,284         290,620
Sumitomo Mitsui Financial
   Group Inc. .........................                285       1,182,129
UniCredit S.p.A .......................            523,265       1,269,250
Woori Finance Holdings
   Company Ltd. .......................             30,490         153,715 (a)
                                                                55,731,735

COMMERCIAL SERVICES & SUPPLIES -- 0.5%

Brambles Ltd. .........................          1,188,055       6,146,073
Group 4 Securicor PLC .................            600,024       1,703,261
Group 4 Securicor PLC .................            629,339       1,854,906
                                                                 9,704,240

COMMUNICATIONS EQUIPMENT -- 0.8%

Nokia Oyj .............................            377,423       5,823,466
Research In Motion Ltd. ...............            258,757      10,500,359 (a)
ZTE Corp. .............................            108,233         283,493
                                                                16,607,318

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.0%*

Asustek Computer Inc. .................            250,731   $     281,154

CONSTRUCTION & ENGINEERING -- 0.4%

ACS Actividades de Construccion
   y Servicios S.A. ...................             21,816         990,121
China Communications
   Construction Company Ltd. ..........            545,080         672,365
China State Construction
   International Holdings Ltd. ........            929,651         161,935
Doosan Heavy Industries and
   Construction Company Ltd. ..........              5,430         271,166 (a)
Empresas ICA SAB de C.V. ..............            114,371         188,712 (a)
IVRCL Infrastructures &
   Projects Ltd .......................             53,140         155,864
Larsen & Toubro Ltd. ..................            136,420       2,161,803
Vinci S.A. ............................             70,977       2,959,846
                                                                 7,561,812

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%

France Telecom S.A. ...................            100,703       2,794,043
Hellenic Telecommunications
   Organization S.A. ..................             48,384         800,348
Singapore Telecommunications Ltd. .....          1,164,003       2,060,182
Telekom Malaysia Bhd ..................            467,700         416,334
Telekomunikasi Indonesia
   Tbk PT (Series B) ..................            696,000         440,587
Telenor ASA ...........................             57,844         382,482
                                                                 6,893,976

ELECTRIC UTILITIES -- 0.3%

E.ON AG ...............................            163,786       6,474,952

ELECTRICAL EQUIPMENT -- 0.4%

ABB Ltd. (Regd.) ......................            275,488       4,032,605
ABB Ltd. ADR ..........................            136,103       2,042,906
Alstom S.A. ...........................             19,906       1,161,600
China High Speed Transmission
   Equipment Group Company Ltd. .......            448,259         542,524
Zhuzhou CSR Times Electric
   Company Ltd. .......................            325,393         262,407
                                                                 8,042,042

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS -- 0.1%

Byd Company Ltd. ......................             13,015          21,327
Delta Electronics Inc. ................            294,991         570,782
HON HAI Precision Industry
   Company Ltd. .......................            156,676         306,496
Nidec Corp. ...........................             17,071         647,813
                                                                 1,546,418

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%

Saipem S.p.A. .........................            139,746   $   2,296,080
Tesco Corp. ...........................             99,969         713,779 (a)
                                                                 3,009,859

FOOD & STAPLES RETAILING -- 0.5%

Metro AG ..............................             97,289       3,863,707
Shinsegae Company Ltd. ................                640         244,913 (a)
Tesco PLC .............................          1,217,654       6,302,457
                                                                10,411,077

FOOD PRODUCTS -- 1.4%

Groupe Danone .........................            169,458      10,171,263
IOI Corp. .............................            427,550         439,907
Nestle India Ltd. .....................             14,356         429,619
Nestle S.A. (Regd.) ...................            369,313      14,434,557
Nestle S.A. ADR .......................             49,336       1,958,639
Perdigao S.A. .........................             30,100         383,865
Uni-President Enterprises Corp. .......          1,152,650       1,015,040
Want Want China Holdings Ltd. .........          1,094,799         453,447
                                                                29,286,337

HEALTHCARE EQUIPMENT & SUPPLIES -- 0.3%

Cie Generale d'Optique Essilor
   International S.A. .................            122,215       5,703,035

HEALTHCARE PROVIDERS & SERVICES -- 0.0%*

Diagnosticos da America S.A. ..........             45,170         435,429

HOTELS RESTAURANTS & LEISURE -- 0.0%*

AGTech Holdings Ltd. ..................          2,421,779          31,248 (a)
Alsea SAB de C.V. .....................            376,203         168,698 (a)
China Travel International Inv. .......          2,333,712         454,686
                                                                   654,632

HOUSEHOLD DURABLES -- 0.0%

Urbi Desarrollos Urbanos
   SAB DE C.V. ........................            130,678         178,345 (a)

HOUSEHOLD PRODUCTS -- 0.4%

Reckitt Benckiser Group PLC ...........            196,571       7,285,945

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%*

Energy Development Corp. ..............          3,935,985         157,274
Huaneng Power International, Inc. .....            474,000         342,494
                                                                   499,768

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%

Koninklijke Philips
   Electronics N.V. ...................            265,517   $   5,104,400
Murray & Roberts Holdings Ltd. ........             83,397         432,997
Orkla ASA .............................             81,864         531,372
Siemens AG (Regd.) ....................             78,300       5,733,736
                                                                11,802,505

INSURANCE -- 0.8%

AXA S.A. ..............................            124,579       2,743,894
China Life Insurance
   Company Ltd. .......................            157,689         479,159
Prudential PLC ........................            672,196       4,025,265
Samsung Fire & Marine Insurance
   Company Ltd. .......................              3,700         553,730
Sony Financial Holdings Inc. ..........              2,302       8,583,298
                                                                16,385,346

INTERNET SOFTWARE & SERVICES -- 0.1%

Baidu.com ADR .........................             13,562       1,770,791 (a)
Sohu.com, Inc. ........................              2,540         120,244 (a)
                                                                 1,891,035

MACHINERY -- 0.2%

China South Locomotive and
   Rolling Stock Corp. ................            472,861         256,864 (a)
Hyunjin Materials Company Ltd. ........             23,034         400,496 (a)
Mitsubishi Heavy Industries Ltd. ......            848,000       3,695,091
Sandvik AB ............................             42,524         263,491
                                                                 4,615,942

MEDIA -- 0.3%

Focus Media Holding Ltd. ADR ..........             65,899         599,022 (a)
Vivendi ...............................            168,271       5,441,799
                                                                 6,040,821

METALS & MINING -- 0.8%

Anglo Platinum Ltd. ...................              6,164         345,104
Barrick Gold Corp. ....................            109,446       4,024,329
BHP Billiton PLC ......................            248,896       4,630,583
Cia Vale do Rio Doce ADR ..............            251,122       2,674,449
Harmony Gold Mining
   Company Ltd. ADR ...................             59,122         648,568 (a)
POSCO .................................              1,440         434,441
Rio Tinto PLC (Regd.) .................             38,708         829,221
Sumitomo Metal Industries Ltd. ........          1,348,049       3,226,990
                                                                16,813,685

MULTI-UTILITIES -- 0.8%

GDF Suez ..............................            107,673       5,287,120
National Grid PLC .....................            336,086       3,305,141
RWE AG ................................             14,497       1,283,653
Veolia Environnement ..................            257,002       7,930,848
                                                                17,806,762

----------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.2%

BG Group PLC ..........................            329,308  $    4,531,038
BP PLC ................................            213,895       1,617,595
Cameco Corp. ..........................             36,389         620,485
China Petroleum & Chemical Corp. ......            913,275         552,664
China Shenhua Energy
   Company Ltd. .......................            212,500         449,666
CNOOC Ltd. ............................            380,000         354,984
Gazprom OAO ADR .......................             72,868       1,038,369
LUKOIL ADR ............................              1,799          57,658
Paladin Energy Ltd. ...................          1,005,653       1,738,830 (a)
PetroChina Company Ltd. ...............            328,000         287,363
Petroleo Brasileiro S.A. ADR ..........            139,582       2,848,869
Reliance Industries Ltd. ..............             24,906         630,088
Suncor Energy, Inc. ...................            174,648       3,405,636
Total S.A. ............................            139,670       7,554,305
                                                                25,687,550

PAPER & FOREST PRODUCTS -- 0.0%

China Grand Forestry Green
   Resources Group Ltd. ...............          2,938,192         123,211 (a)

PERSONAL PRODUCTS -- 0.4%

Shiseido Company Ltd. .................            451,303       9,085,802

PHARMACEUTICALS -- 1.6%

Bayer AG ..............................            113,454       6,552,711
Novartis AG (Regd.) ...................            154,605       7,655,079
Ranbaxy Laboratories Ltd. .............            108,641         560,933
Roche Holding AG ......................            103,570      15,812,585
Teva Pharmaceutical
   Industries Ltd. ADR ................             50,297       2,141,143
Yuhan Corp. ...........................              1,737         303,394 (a)
                                                                33,025,845

PROFESSIONAL SERVICES -- 0.1%

Capita Group PLC ......................            171,831       1,823,230

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%

Unibail-Rodamco (REIT) ................             12,846       1,901,725

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%

CapitaLand Ltd. .......................            719,000       1,552,032
Franshion Properties China Ltd. .......            730,501         197,937
Hung Poo Real Estate
   Development Corp. ..................            797,888         579,853
Mitsubishi Estate Company Ltd. ........            386,982       6,177,198
Sumitomo Realty & Development
   Company Ltd. .......................             49,000         710,270
Sun Hung Kai Properties Ltd. ..........            144,476       1,204,246
                                                                10,421,536
ROAD & RAIL -- 0.4%

East Japan Railway Co. ................              1,203       9,143,596

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%

ASM Pacific Technology Ltd. ...............         78,000   $     255,632
MediaTek Inc. .............................         50,957         342,374
Samsung Electronics Company Ltd. ..........          9,240       3,308,515
Taiwan Semiconductor
   Manufacturing Company Ltd. .............      3,522,233       4,765,286
Taiwan Semiconductor Manufacturing
   Company Ltd. ADR .......................        170,126       1,343,995
                                                                10,015,802

SOFTWARE -- 0.3%

Nintendo Company Ltd. .....................         16,598       6,179,619

SPECIALTY RETAIL -- 0.0%*

Hennes & Mauritz AB (Series B) ............          9,118         352,247

TEXTILES APPAREL & LUXURY GOODS -- 0.2%

Adidas AG .................................         89,256       3,367,266
Swatch Group AG ...........................          3,356         459,722
                                                                 3,826,988

TOBACCO -- 0.0%*

ITC Ltd. ..................................        278,363         980,441

WATER UTILITIES -- 0.0%*

Pan Asia Environmental Protection
   Group Ltd. .............................      1,316,000         169,802

WIRELESS TELECOMMUNICATION SERVICES -- 1.1%

America Movil SAB de C.V.
   ADR (Series L) .........................         99,450       3,081,956
Bharti Airtel Ltd. ........................         59,850         876,314 (a)
China Mobile Ltd. .........................         99,974       1,003,584
Egyptian Co for Mobile Services ...........         13,829         363,839
MTN Group Ltd. ............................        493,439       5,791,037
Orascom Telecom Holding SAE ...............         55,555         299,385
Philippine Long Distance
   Telephone Co. ..........................          6,240         277,552
Turkcell Iletisim Hizmet AS ...............         18,951         107,432
Turkcell Iletisim Hizmet AS ADR ...........         41,593         606,426
Vodafone Group PLC ........................      4,981,021       9,954,437
Vodafone Group PLC ADR ....................         51,038       1,043,217
                                                                23,405,179

TOTAL COMMON STOCK
   (COST $631,070,834) ....................                    424,012,928

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

COMMERCIAL BANKS

Banco Itau Holding Financeira S.A. ........         31,352         350,895

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------

MEDIA

NET Servicos de Comunicacao S.A. ..........         43,632   $     248,657 (a)

METALS & MINING

Cia Vale do Rio Doce ......................         56,122         574,938

OIL, GAS & CONSUMABLE FUELS

Petroleo Brasileiro S.A. ..................         54,741         536,143

ROAD & RAIL

All America Latina Logistica S.A. .........        170,900         732,847

WIRELESS TELECOMMUNICATION SERVICES

Vivo Participacoes S.A. ...................         22,847         276,672

TOTAL PREFERRED STOCK
   (COST $4,523,704) ......................                      2,720,152

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

COMMERCIAL BANKS

Lloyds TSB Group PLC
   (COST $0) ..............................      1,334,492              -- **(a)

TOTAL FOREIGN EQUITY
   (COST $635,594,538) ....................                    426,733,080

                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 30.7%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 5.7%

U.S. Treasury Bonds
   4.38%   02/15/38 .......................   $ 13,229,000      17,718,592
   4.50%   05/15/38 .......................        911,400       1,243,919
U.S. Treasury Notes
   2.00%   11/30/13 .......................      4,716,300       4,838,631
   2.88%   06/30/10 .......................     14,500,000      15,015,997
   3.13%   08/31/13 .......................     43,149,800      46,524,244
   3.50%   02/15/18 .......................        238,800         264,322
   3.63%   10/31/09 .......................      7,605,000       7,805,224
   3.75%   11/15/18 .......................      1,866,100       2,112,481
   4.00%   08/15/18 .......................      5,899,000       6,811,965
   4.63%   11/15/09 - 10/31/11 ............     17,235,000      17,903,716
                                                               120,239,091

FEDERAL AGENCIES -- 2.8%(O)

Federal Home Loan Banks
   5.00%   11/17/17 .......................      2,400,000       2,751,598
Federal Home Loan Mortgage Corp.
   4.13%   12/21/12 - 09/27/13 ............     14,276,000      15,320,410
   4.88%   02/09/10 .......................      9,610,000      10,006,931
   5.13%   11/17/17 .......................     11,500,000      13,324,533

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.
   3.63%   02/12/13 .......................   $  3,256,000   $   3,445,887
   3.88%   07/12/13 .......................     13,796,000      14,640,274
                                                                59,489,633

AGENCY MORTGAGE BACKED -- 11.5%(O)

Federal Home Loan Mortgage Corp.
   4.50%   06/01/33 - 02/01/35 ............        250,579         254,392 (h)
   5.00%   07/01/35 - 10/01/35 ............      7,032,566       7,196,317 (h)
   5.50%   05/01/20 - 03/01/38 ............      5,614,884       5,759,384 (h)
   6.00%   04/01/17 - 11/01/37 ............      5,086,327       5,245,951 (h)
   6.50%   01/01/27 - 08/01/36 ............        809,319         842,389 (h)
   7.00%   10/01/25 - 08/01/36 ............        245,263         255,665 (h)
   7.50%   11/01/09 - 09/01/33 ............         31,924          33,811 (h)
   8.00%   01/01/30 - 11/01/30 ............         13,893          14,742 (h)
   9.00%   10/01/25 .......................            553             610 (h)
   5.50%   TBA ............................     18,725,000      19,163,877 (c)
Federal National Mortgage Assoc.
   4.00%   05/01/19 - 06/01/19 ............        211,584         215,051 (h)
   4.50%   05/01/18 - 02/01/35 ............      1,483,452       1,515,420 (h)
   4.50%   02/01/20 .......................         62,511          64,063 (h,m)
   5.00%   07/01/20 - 08/01/35 ............      4,132,114       4,225,818 (h)
   5.25%   04/01/37 .......................        541,929         551,809 (i)
   5.47%   04/01/37 .......................         35,761          36,473 (i)
   5.50%   04/01/14 - 04/01/38 ............      5,554,109       5,709,382 (h)
   5.50%   06/01/20 .......................         52,218          53,949 (h,m)
   5.50%   04/01/37 .......................        494,050         504,969 (i)
   5.52%   04/01/37 .......................        199,247         203,728 (i)
   5.54%   04/01/37 .......................        471,929         482,375 (i)
   5.57%   04/01/37 .......................        577,812         591,207 (i)
   5.62%   03/01/37 .......................         44,781          45,749 (i)
   5.67%   05/01/37 .......................        352,076         360,580 (i)
   5.69%   04/01/37 .......................        425,557         436,009 (i)
   5.71%   04/01/37 .......................        217,729         223,082 (i)
   6.00%   09/01/19 - 03/01/38 ............     14,443,726      14,891,286 (h)
   6.00%   10/01/34 - 03/01/35 ............        135,290         139,587 (h,m)
   6.01%   10/01/37 .......................        936,834         963,617 (i)
   6.50%   09/01/17 - 08/01/36 ............      1,942,570       2,022,901 (h)
   6.50%   10/01/34 - 12/01/34 ............         33,925          35,335 (h,m)
   7.00%   04/01/17 - 06/01/36 ............        347,115         365,927 (h)
   7.50%   12/01/09 - 03/01/34 ............         76,787          81,057 (h)
   8.00%   12/01/11 - 11/01/33 ............         26,985          28,500 (h)
   8.50%   06/01/30 .......................            182             197 (h)
   9.00%   06/01/09 - 12/01/22 ............          6,557           7,047 (h)
   4.50%   TBA ............................     11,635,000      11,779,704 (c)
   5.00%   TBA ............................     33,445,000      34,216,213 (c)
   5.50%   TBA ............................     51,694,000      53,031,355 (c)
   6.00%   TBA ............................     33,767,000      34,766,083 (c)
   6.50%   TBA ............................     15,044,000      15,622,261 (c)
   7.00%   TBA ............................      1,675,000       1,753,516 (c)
Government National
   Mortgage Assoc.
   4.50%   08/15/33 - 09/15/34 ............        395,832         403,924 (h)
   6.00%   04/15/27 - 09/15/36 ............        570,013         590,191 (h)
   6.50%   04/15/24 - 09/15/36 ............        497,183         519,168 (h)
   6.50%   06/15/34 .......................         17,811          18,576 (h,m)
   7.00%   03/15/12 - 10/15/36 ............        455,058         476,242 (h)
   7.00%   06/15/34 .......................         10,220          10,700 (h,m)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
   8.00%   03/15/30 .......................   $      3,296   $       3,513 (h)
   9.00%   11/15/16 - 12/15/21 ............         15,978          17,081 (h)
   5.50%   TBA ............................     17,650,000      18,173,993 (c)
                                                               243,904,776

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%(O)

Federal Home Loan Mortgage Corp.
   4.50%   11/15/13 - 03/15/19 ............        231,941          11,562 (g,h,n)
   5.00%   04/15/14 - 12/01/34 ............      1,726,767         129,530 (g,h,n)
   5.00%   05/15/38 .......................        561,554         542,652
   5.29%   06/15/36 .......................     11,923,026         952,646 (g,i,n)
   5.46%   05/15/36 - 11/15/36 ............      5,426,447         483,950 (g,i,n)
   5.50%   04/15/17 - 06/15/33 ............        163,715          17,750 (g,h,n)
   5.56%   05/15/37 .......................      2,595,801         226,399 (g,i,n)
   5.81%   02/15/38 .......................      2,648,384         231,877 (g,i,n)
   6.11%   09/15/35 .......................      2,082,626         235,692 (g,i,n)
   7.50%   01/15/16 .......................          5,107           5,284 (h)
   7.50%   07/15/27 .......................          5,029             785 (g,h,n)
   8.00%   02/01/23 - 07/01/24 ............          3,460             729 (g,h,n)
   8.56%   12/15/33 .......................         45,000          41,199 (h,i)
  18.98%   11/15/37 .......................      1,301,445       1,134,898 (d,f)
  55.02%   09/25/43 .......................        342,344           1,686 (d,g,h,i,n)
Federal Home Loan Mortgage STRIPS
   5.44%   08/01/27 .......................            811             694 (d,f,h)
Federal National Mortgage Assoc.
   1.19%   12/25/42 .......................        180,065           5,622 (g,h,i,n)
   4.50%   05/25/18 .......................         78,540           3,547 (g,h,n)
   4.75%   11/25/14 .......................         18,029             393 (g,h,n)
   5.00%   02/25/32 .......................      1,855,333         222,570 (g,h,n)
   5.00%   10/25/35 - 08/25/38 ............      1,452,718       1,425,584
   5.50%   01/25/33 .......................        632,413         637,188
   6.03%   04/25/38 .......................      3,087,471         228,075 (g,i,n)
   7.13%   09/25/42 .......................        182,565          22,947 (g,h,i,n)
   7.23%   08/25/16 .......................         43,624           2,186 (g,h,i,n)
Federal National Mortgage
   Assoc. (Class 1)
   4.50%   09/01/35 - 01/01/36 ............      4,366,748         712,898 (g,n)
   5.00%   05/25/38 .......................      1,445,994         219,168 (g,n)
Federal National Mortgage
   Assoc. (Class 2)
   5.00%   09/01/33 - 03/25/38 ............      5,242,313         634,910 (g,n)
   5.50%   12/01/33 .......................        348,591          41,222 (g,n)
Federal National Mortgage
   Assoc. REMIC
   4.50%   11/25/13 .......................         11,236              46 (g,h,n)
   5.00%   10/25/22 .......................         85,834           5,218 (g,h,n)
  15.57%   03/25/31 .......................         59,294          64,147 (h,i)
Federal National Mortgage
   Assoc. REMIC (Class K)
   8.00%   05/25/22 .......................              4              92 (g,h,n)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
   4.50%   08/01/35 .......................      1,410,423         221,322 (g,n)
   5.00%   08/01/34 .......................     10,196,460       1,206,050 (g,n)
   7.50%   11/01/23 .......................         16,442           3,043 (g,h,n)
   8.00%   08/01/23 - 07/01/24 ............          7,361           1,320 (g,h,n)
                                                                 9,674,881

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT          VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 1.8%

American Express Credit Account
   Master Trust (Class A)
   1.19%   12/17/12 .......................   $  5,000,000   $   4,628,985 (h,i)
BA Credit Card Trust
   1.20%   08/15/12 .......................      9,500,000       8,894,850 (h,i)
Bear Stearns Asset Backed
   Securities Trust
   1.62%   11/25/35 .......................      2,666,673       2,310,388 (d,h,i)
Bear Stearns Asset Backed
   Securities Trust (Class A)
   1.77%   01/25/34 .......................         14,031          10,105 (d,h,i)
Capital Auto Receivables Asset Trust
   1.26%   05/15/11 .......................      4,697,658       4,475,990 (h,i)
Capital One Auto Finance Trust
   1.20%   04/15/12 .......................      2,547,590       2,216,403 (h,i,m)
Carmax Auto Owner Trust
   4.35%   03/15/10 .......................         30,638          30,549 (h)
Countrywide Asset-Backed
   Certificates
   1.51%   06/25/35 .......................        635,100         595,422 (d,h,i)
Countrywide Asset-Backed
   Certificates (Class M)
   1.52%   06/26/33 .......................        586,601         108,283 (h,i)
Discover Card Master Trust I
   1.21%   04/15/10 .......................      3,000,000       2,770,394 (h,i)
Ford Credit Auto Owner Trust
   (Class A)
   1.24%   02/15/12 .......................      7,125,000       6,368,609 (h,i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   1.38%   06/15/11 .......................      3,600,000       3,475,516 (i)
GSAA Trust
   1.46%   10/25/36 .......................      4,310,520       3,629,519 (d,h,i)
GSAMP Trust
   0.14%   05/25/36 .......................        690,626         573,220 (b,d,h,i)
GSR Mortgage Loan Trust
   1.60%   11/25/30 .......................      1,612,897         391,649 (d,h,i)
Indymac Residential Asset
   Backed Trust
   1.52%   06/25/36 .......................      2,656,212       2,573,553 (d,h,i)
Indymac Residential Asset
   Backed Trust
   1.57%   10/25/35 .......................        354,747         349,674 (d,h,i)
Indymac Residential Asset Backed
   Trust (Class M)
   2.47%   04/25/47 .......................        189,000           6,533 (h,i,m)
Indymac Seconds Asset Backed
   Trust (Class A)
   1.56%   02/25/37 .......................      2,796,076       1,873,090 (d,h,i)
JP Morgan Mortgage Acquisition Corp.
   1.55%   03/01/37 .......................      1,500,000         855,000 (d,i,m)
Long Beach Mortgage Loan Trust
   1.68%   09/25/35 .......................        352,490         304,839 (d,h,i)
Mid-State Trust
   7.54%   07/01/35 .......................          4,438           4,152 (h,m)
Nissan Auto Lease Trust
   1.27%   02/15/13 .......................      2,868,000       2,616,154 (i)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust
   1.53%   07/25/37 .......................   $  4,000,000   $   2,386,902 (d,h,i,m)
Peco Energy Transition Trust
   6.52%   12/31/10 .......................         50,000          50,385 (h)
Residential Asset Mortgage
Products Inc.
   1.64%   03/25/34 .......................          2,237           2,112 (d,h,i)
Residential Asset Securities Corp.
   1.90%   07/25/32 .......................          5,956           2,998 (d,h,i)
Residential Asset Securities
   Corp. (Class A)
   4.16%   07/25/30 .......................         40,646          39,296 (h,i)
SLM Student Loan Trust (Class A)
   2.05%   06/15/18 .......................        106,808          92,958 (h,i)
Swift Master Auto Receivables
   Trust (Class A)
   1.30%   06/15/12 .......................      4,250,000       2,892,502 (i)
Triad Auto Receivables Owner
Trust (Class A)
   1.50%   02/12/14 .......................      2,000,000       1,510,403 (i)
Wells Fargo Home Equity Trust
   3.97%   05/25/34 .......................         33,470          32,990 (h,i)
                                                                56,073,423

CORPORATE NOTES -- 6.2%

Abbott Laboratories
   5.88%   05/15/16 .......................      1,064,000       1,152,383
American Electric Power
   Company, Inc. (Series C)
   5.38%   03/15/10 .......................      2,125,000       2,109,407 (h)
ArcelorMittal USA
   6.50%   04/15/14 .......................         88,000          62,570
Archer-Daniels-Midland Co.
   6.45%   01/15/38 .......................      1,017,000       1,030,382
Arizona Public Service Co.
   6.25%   08/01/16 .......................        370,000         297,507 (h)
AT&T, Inc.
   5.60%   05/15/18 .......................      1,308,000       1,331,732
   6.40%   05/15/38 .......................      1,208,000       1,293,987
   6.70%   11/15/13 .......................        934,000         989,407
BAC Capital Trust VI
   5.63%   03/08/35 .......................        925,000         777,080 (h)
Baker Hughes Inc.
   7.50%   11/15/18 .......................        521,000         577,611
Bank of America Corp.
   5.75%   12/01/17 .......................      2,750,000       2,745,713
   8.00%   12/29/49 .......................        248,000         178,383 (i)
Bear Stearns Companies Inc.
   5.85%   07/19/10 .......................        688,000         695,000 (h)
   6.95%   08/10/12 .......................      1,330,000       1,381,302 (h)
BellSouth Corp.
   6.55%   06/15/34 .......................        510,000         517,139 (h)
Bristol-Myers Squibb Co.
   5.45%   05/01/18 .......................        640,000         662,644
   5.88%   11/15/36 .......................        420,000         446,649 (h)
Cardinal Health, Inc.
   5.50%   06/15/13 .......................        552,000         521,830 (h)

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Carolina Power & Light Co.
   5.15%  04/01/15 ..................   $    810,000   $     812,075 (h)
   5.70%  04/01/35 ..................        155,000         157,381 (h)
   6.13%  09/15/33 ..................        190,000         203,584 (h)
Citigroup, Inc.
   6.13%  11/21/17 ..................      2,820,000       2,849,723 (h)
   6.50%  08/19/13 ..................      5,500,000       5,549,973
CME Group Inc.
   5.40%  08/01/13 ..................      1,354,000       1,344,954
Consolidated Edison Company
   of New York, Inc.
   5.85%  04/01/18 ..................      1,056,000       1,063,376
   7.13%  12/01/18 ..................      7,400,000       7,957,013
COX Communications Inc.
   7.13%  10/01/12 ..................        240,000         229,684 (h)
   7.75%  11/01/10 ..................        375,000         368,068 (h)
Credit Suisse
   6.00%  02/15/18 ..................      1,166,000       1,070,767
CSX Transportation, Inc.
   9.75%  06/15/20 ..................      1,021,000       1,157,329 (h)
CVS/Caremark Corp.
   5.75%  06/01/17 ..................        526,000         495,213 (h)
Diageo Capital PLC
   5.20%  01/30/13 ..................        454,000         446,745
Dominion Resources, Inc.
   6.30%  09/30/66 ..................      1,059,000         476,550 (h,i)
Dover Corp.
   6.50%  02/15/11 ..................        375,000         383,333 (h)
Duke Energy Carolinas LLC
   5.38%  01/01/09 ..................        160,000         160,000 (h)
Duke Energy Indiana, Inc.
   6.35%  08/15/38 ..................      4,817,000       5,421,726
Duke Realty LP
   6.25%  05/15/13 ..................        530,000         364,836
EI Du Pont de Nemours & Co.
   4.88%  04/30/14 ..................        325,000         320,610 (h)
   6.00%  07/15/18 ..................      1,458,000       1,531,316
EOG Resources, Inc.
   5.88%  09/15/17 ..................        975,000         989,809
   6.88%  10/01/18 ..................        928,000       1,012,131
General Dynamics Corp.
   5.25%  02/01/14 ..................        811,000         831,130
GlaxoSmithKline Capital Inc.
   4.85%  05/15/13 ..................        529,000         530,617
   6.38%  05/15/38 ..................      1,357,000       1,533,186
Goldman Sachs Group, Inc.
   6.15%  04/01/18 ..................        246,000         236,396
   6.60%  01/15/12 ..................      3,195,000       3,152,395 (h)
GTE Corp.
   7.51%  04/01/09 ..................        165,000         165,608 (h)
Halliburton Co.
   5.90%  09/15/18 ..................        371,000         391,408
Hewlett-Packard Co.
   5.50%  03/01/18 ..................        515,000         519,751
Honeywell International, Inc.
   5.30%  03/01/18 ..................      1,544,000       1,575,308
HSBC Bank USA N.A.
   3.88%  09/15/09 ..................      1,175,000       1,173,013 (h)
   4.63%  04/01/14 ..................        585,000         542,003
   7.00%  01/15/39 ..................      1,500,000       1,658,076

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
HSBC Finance Corp.
   6.75%  05/15/11 ..................   $    405,000   $     403,245 (h)
HSBC Holdings PLC
   6.50%  05/02/36 ..................        100,000         101,531 (h)
Hydro Quebec
   8.05%  07/07/24 ..................        820,000       1,202,503 (h)
ING Capital Funding TR III
   8.44%  12/29/49 ..................        960,000         483,180 (h,i)
ING Groep N.V.
   5.78%  12/29/49 ..................        528,000         226,138 (h,i)
Ingersoll-Rand Global Holding
   Company Ltd.
   6.88%  08/15/18 ..................        544,000         520,238
International Business Machines Corp.
   4.75%  11/29/12 ..................      1,300,000       1,342,626   (h)
John Deere Capital Corp.
   4.50%  04/03/13 ..................      1,029,000         985,012
Johnson & Johnson
   5.85%  07/15/38 ..................      1,370,000       1,655,161
JP Morgan Chase & Co.
   6.40%  05/15/38 ..................        827,000         978,308
   7.00%  11/15/09 ..................      1,130,000       1,141,937 (h)
JPMorgan Chase Bank
   5.88%  06/13/16 ..................        825,000         823,055
Kellogg Co.
   5.13%  12/03/12 ..................        508,000         507,828
Kimberly-Clark Corp.
   7.50%  11/01/18 ..................        306,000         360,333
Kraft Foods, Inc.
   6.75%  02/19/14 ..................        310,000         321,707
Kroger Co.
   6.15%  01/15/20 ..................      1,370,000       1,351,675
Markel Corp.
   7.35%  08/15/34 ..................        312,000         211,524 (h)
McDonald's Corp.
   5.80%  10/15/17 ..................        450,000         481,216
   6.30%  03/01/38 ..................      1,725,000       1,902,684
Merck & Company, Inc.
   5.75%  11/15/36 ..................        445,000         468,596 (h)
Merrill Lynch & Company, Inc.
   6.05%  08/15/12 ..................        545,000         537,686
   6.88%  04/25/18 ..................        544,000         569,038
MetLife, Inc. (Series A)
   6.82%  08/15/18 ..................      6,373,000       6,069,658
Mizuho Financial Group Cayman Ltd.
   8.38%  12/29/49 ..................        595,000         554,498
Morgan Stanley
   5.05%  01/21/11 ..................      1,965,000       1,887,371
   6.00%  04/28/15 ..................        800,000         690,184
Morgan Stanley (Series F)
   6.63%  04/01/18 ..................        500,000         438,645
Munich Re America Corp. (Series B)
   7.45%  12/15/26 ..................        315,000         329,765 (h)
Nevada Power Co. (Series I)
   6.50%  04/15/12 ..................        515,000         492,375 (h)
Norfolk Southern Corp.
   8.63%  05/15/10 ..................        485,000         491,983 (h)
NorthWestern Corp.
   5.88%  11/01/14 ..................        200,000         184,431 (h)

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Oracle Corp.
   5.75%  04/15/18 ..................   $    206,000   $     215,469
Pacific Gas & Electric Co.
   5.80%  03/01/37 ..................        500,000         518,604
Pacificorp
   6.25%  10/15/37 ..................        375,000         396,424
Parker Hannifin Corp.
   5.50%  05/15/18 ..................        830,000         802,420
Pemex Finance Ltd.
   9.03%  02/15/11 ..................        119,250         121,635 (h)
Pemex Project Funding Master Trust
   7.88%  02/01/09 ..................        158,000         158,151
PepsiCo, Inc.
   5.00%  06/01/18 ..................      4,725,000       4,897,585
   7.90%  11/01/18 ..................        166,000         203,457
Pitney Bowes, Inc.
   3.88%  06/15/13 ..................        618,000         584,705
Potomac Electric Power Co.
   7.90%  12/15/38 ..................        233,000         259,535
Procter & Gamble Co.
   4.60%  01/15/14 ..................        622,000         651,796
   5.50%  02/01/34 ..................        311,000         324,868
Prudential Financial, Inc.
   5.70%  12/14/36 ..................        485,000         302,282 (h)
   6.10%  06/15/17 ..................        415,000         340,307
Public Service Company of Colorado
   7.88%  10/01/12 ..................        520,000         546,864 (h)
Puget Sound Energy, Inc. (Series A)
   6.97%  06/01/67 ..................        830,000         373,500 (i)
Rogers Communications, Inc.
   6.80%  08/15/18 ..................      1,710,000       1,727,837
Royal Bank of Scotland Group PLC
   5.00%  10/01/14 ..................        210,000         180,008 (h)
Safeway, Inc.
   6.25%  03/15/14 ..................        186,000         186,964
Southern California Edison Co.
   5.50%  08/15/18 ..................      2,316,000       2,421,350
Sprint Capital Corp.
   7.63%  01/30/11 ..................        296,000         247,160
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%  12/03/14 ..................        380,000         341,012
Telecom Italia Capital S.A.
   6.20%  07/18/11 ..................        989,000         877,737
Telefonica Emisiones SAU
   5.86%  02/04/13 ..................        600,000         583,229
   6.22%  07/03/17 ..................        812,000         799,980
Textron Inc.
   6.50%  06/01/12 ..................        556,000         479,951
The Bank of New York Mellon Corp.
   4.95%  11/01/12 ..................      1,500,000       1,522,901
The Travelers Companies, Inc.
   5.80%  05/15/18 ..................        546,000         525,984
Thomson Reuters Corp.
   5.95%  07/15/13 ..................      1,083,000       1,008,303
   6.50%  07/15/18 ..................        550,325         500,434
Time Warner Cable, Inc.
   6.20%  07/01/13 ..................      1,060,000       1,002,649
   6.75%  07/01/18 ..................      3,066,000       2,951,960
   8.75%  02/14/19 ..................        934,000       1,015,571

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
TransCanada Pipelines Ltd.
   6.50%  08/15/18 ..................   $    758,000   $     743,644
Transocean, Inc.
   6.00%  03/15/18 ..................        501,000         456,311
UBS Preferred Funding Trust I
   8.62%  10/29/49 ..................        495,000         299,052 (i)
United Technologies Corp.
   6.13%  07/15/38 ..................        618,000         671,631
Verizon Communications, Inc.
   6.90%  04/15/38 ..................        536,000         603,136
   8.75%  11/01/18 ..................      1,238,000       1,452,449
Verizon Global Funding Corp.
   7.25%  12/01/10 ..................        788,000         826,108
Verizon Pennsylvania, Inc.
   8.35%  12/15/30 ..................        210,000         205,101 (h)
   8.75%  08/15/31 ..................        165,000         163,579 (h)
Walgreen Co.
   4.88%  08/01/13 ..................      1,981,000       2,040,155
Wal-Mart Stores, Inc.
   5.80%  02/15/18 ..................        654,000         723,684
   6.20%  04/15/38 ..................        524,000         573,302
   6.88%  08/10/09 ..................      1,000,000       1,029,961 (h)
Wells Fargo & Co.
   5.63%  12/11/17 ..................        240,000         250,386
Westar Energy, Inc.
   7.13%  08/01/09 ..................        420,000         416,186 (h)
Wyeth
   5.50%  03/15/13 ..................      1,777,000       1,810,084
XTO Energy, Inc.
   6.38%  06/15/38 ..................        418,000         369,385
   6.50%  12/15/18 ..................        709,000         686,328
                                                         131,551,058

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%

Banc of America Commercial
   Mortgage Inc.
   5.32%  09/10/47 ..................      1,300,000       1,057,215 (h)
Banc of America Commercial
   Mortgage Inc. (Class A)
   5.49%  02/10/51 ..................      2,750,000       2,012,065
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.70%  04/10/49 ..................        400,000          72,146 (h,i,m)
Banc of America Funding Corp.
   5.72%  03/20/36 ..................        192,240          34,914 (h,i,m)
   5.76%  02/20/36 ..................        344,482          82,838 (h,i,m)
Banc of America Mortgage
   Securities Inc. (Class B)
   5.35%  01/25/36 ..................        197,841          65,411 (h,i)
   5.55%  02/25/36 ..................        157,977          68,075 (h,i)
Bear Stearns Commercial
   Mortgage Securities
   5.41%  03/11/39 ..................      1,000,000         873,394 (h,i)
   5.48%  10/12/41 ..................      1,500,000       1,224,091 (h)
   5.53%  10/12/41 ..................      1,500,000       1,044,981 (h)
   5.71%  06/11/40 ..................        910,000         708,554
   6.02%  02/14/31 ..................         20,938          20,872 (h,i)

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.46%  04/12/38 ..................   $    700,000   $     615,064 (h,i)
   5.92%  06/11/50 ..................      1,545,000         769,090
Citigroup Commercial Mortgage Trust
   5.70%  12/10/49 ..................      3,020,000       2,276,419 (i)
   6.10%  12/10/49 ..................        240,000         185,297
Commercial Mortgage Loan Trust
   6.02%  12/10/49 ..................      1,590,000       1,150,115
Countrywide Alternative Loan Trust
   5.97%  05/25/36 ..................         72,761             728 (h,i,m)
   6.00%  03/25/36 - 08/25/36 .......        420,918           9,410 (h,m)
Countrywide Alternative Loan
   Trust (Class B)
   6.00%  05/25/36 - 08/25/36 .......        225,146           4,061 (h,m)
Credit Suisse Mortgage
   Capital Certificates
   5.47%  09/15/39 ..................        682,000         501,791 (h)
Credit Suisse Mortgage
   Capital Certificates (Class C)
   5.65%  02/25/36 ..................        111,237          16,297 (h,i,m)
Crusade Global Trust (Class A)
   4.75%  01/17/34 ..................      1,648,848       1,606,837 (h,i)
CS First Boston Mortgage
   Securities Corp.
   5.25%  08/25/34 ..................        194,674         178,134 (h)
   5.34%  10/25/35 ..................        165,888          22,395 (h,i,m)
   6.13%  04/15/37 ..................         50,000          47,589 (h)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.62%  06/10/33 ..................      2,864,575       2,867,153 (h)
GMAC Commercial Mortgage
   Securities Inc.
   6.47%  04/15/34 ..................        383,886         375,266 (h)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
   15.72% 12/10/41 ..................      3,076,059          35,878 (d,h,i,m)
Greenwich Capital Commercial
   Funding Corp.
   5.12%  04/10/37 ..................        500,000         453,843 (h)
Impac CMB Trust
   1.66%  04/25/35 ..................        282,430         138,174 (d,h,i)
Indymac INDA Mortgage Loan Trust
   5.15%  01/25/36 ..................         99,629           1,308 (h,i,m)
Indymac INDA Mortgage Loan
   Trust (Class B)
   5.15%  01/25/36 ..................        107,468          50,854 (h,i,m)
JP Morgan Alternative Loan Trust
   1.46%  08/25/36 ..................        241,419         230,129 (d,h,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   5.44%  06/12/47 ..................      1,080,000         779,301
   5.72%  02/15/51 ..................      1,420,000         991,815
   6.06%  02/15/51 ..................      1,830,000         859,357 (i)
   6.07%  02/12/51 ..................      1,720,000       1,218,625
   6.47%  11/15/35 ..................         40,000          38,701 (h)
LB-UBS Commercial Mortgage Trust
   4.06%  09/15/27 ..................         64,810          62,854 (h,i)
   5.42%  02/15/40 ..................        359,000         266,339

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
   5.66%  03/15/39 ..................   $  1,000,000   $     814,524 (h,i)
   5.86%  07/15/40 ..................        850,000         604,793 (i)
   6.23%  03/15/26 ..................         14,240          14,131 (h)
  15.64%  01/18/12 ..................      4,222,223          57,861 (d,h,i,m)
  16.17%  09/15/39 ..................     19,801,245         396,847 (d,h,i,m)
LB-UBS Commercial Mortgage
   Trust (Class F)
   6.24%  07/15/40 ..................        475,000          73,689 (i,m)
MASTR Alternative Loans Trust
   5.00%  08/25/18 ..................         41,350           3,914 (g,h,n)
Medallion Trust (Class A)
   2.19%  08/22/36 ..................      1,065,733       1,009,534 (h,i)
Merrill Lynch Mortgage Trust (Class A)
   5.61%  05/12/39 ..................      1,000,000         861,483 (h,i)
Merrill Lynch/Countrywide
   Commercial Mortgage Trust
   5.42%  08/12/48 ..................        850,000         386,515
   5.75%  06/12/50 ..................      1,900,000       1,359,532 (i)
Merrill Lynch/Countrywide Commercial
   Mortgage Trust (Class A)
   5.49%  03/12/51 ..................      2,700,000       1,858,902 (i)
MLCC Mortgage Investors Inc.
   5.38%  02/25/36 ..................        164,986           4,950 (h,i)
Morgan Stanley Capital I
   5.28%  12/15/43 ..................      1,500,000       1,228,895 (h)
   5.33%  12/15/43 ..................      1,500,000       1,128,454 (h)
   5.39%  11/12/41 ..................      2,000,000         573,955 (h,i)
   5.44%  02/12/44 ..................      1,000,000         684,314 (b)
   5.45%  02/12/44 ..................      1,310,000         971,635 (i)
   5.69%  04/15/49 ..................      1,850,000       1,388,338 (i)
   5.71%  07/12/44 ..................        300,000         216,226 (h)
   5.88%  06/11/49 ..................      1,135,000         840,891
   6.53%  03/15/31 ..................         10,297          10,266 (h,i)
   7.11%  04/15/33 ..................         60,110          59,883 (h,i)
Morgan Stanley Capital I (Class A)
   5.36%  02/12/44 ..................      1,000,000         792,125
   5.81%  12/12/49 ..................        410,000         307,012
Morgan Stanley Dean
   Witter Capital I
   7.20%  10/15/33 ..................         38,472          38,280 (h)
MortgageIT Trust (Class A)
   1.70%  08/25/35 ..................      2,019,696       1,009,946 (d,h,i)
Nomura Asset Securities
   Corp. (Class A)
   6.59%  03/15/30 ..................         19,452          19,425 (h)
Opteum Mortgage Acceptance Corp.
   1.70%  02/25/35 ..................        167,296         145,704 (d,h,i)
Residential Accredit Loans Inc.
   6.00%  01/25/36 ..................        239,592          15,275 (h,m)
   6.01%  01/25/36 ..................        107,969           8,172 (h,i,m)
Residential Asset Securitization
   Trust (Class A)
   1.80%  05/25/35 ..................        690,502         356,850 (d,h,i,m)
Residential Funding Mortgage
   Securities I
   5.75%  01/25/36 ..................        128,993          33,595 (h,m)
   5.75%  01/25/36 ..................         97,073          23,117 (h)

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
-------------------------------------------------------------------------------
Wachovia Bank Commercial
   Mortgage Trust
   5.74%  06/15/49 ..................   $  2,570,000   $   1,883,173 (i)
Wachovia Bank Commercial
   Mortgage Trust (Class A)
   5.42%  01/15/45 ..................      1,380,000       1,076,174 (i)
Wachovia Bank Commercial
   Mortgage Trust (Class E)
   5.90%  02/15/51 ..................      1,485,000         225,970 (i,m)
WaMu Mortgage Pass
   Through Certificates
   1.74%  01/25/45 ..................        104,526          48,824 (d,h,i)
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%  08/25/35 ..................        470,156         290,536 (h,i)
   5.50%  01/25/36 - 03/25/36 .......        566,683         107,884 (h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
   5.50% 03/25/36 ...................        962,338         240,038 (h)
                                                          44,189,012

SOVEREIGN BONDS -- 0.1%

Government of Brazil
   8.00%  01/15/18 ..................        530,000         593,600 (h)
Government of Canada
   7.50%  09/15/29 ..................        495,000         703,099
Government of Manitoba Canada
   4.90%  12/06/16 ..................        330,000         362,893 (h)
                                                           1,659,592

TOTAL BONDS AND NOTES
   (COST $658,802,967) ..............                    649,109,665

                                           NUMBER OF
                                              SHARES           VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.7%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund ...        214,161       2,702,711 (k)
Industrial Select Sector SPDR Fund ..        486,331      11,419,052 (k)

TOTAL EXCHANGE TRADED FUNDS
   (COST $23,716,974) ...............                     14,121,763

TOTAL INVESTMENTS IN SECURITIES
   (COST $2,357,376,189) ............                  1,814,788,924

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $9,980,637) ................                      5,489,350 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $2,367,356,826) ............                  1,820,278,274

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 22.3%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.4%

GE Money Market Fund
   Institutional Class
   1.02% ............................                 $   73,101,494 (l)***

U.S. GOVERNMENTS -- 17.5%(O)

Federal Home Loan Bank
   Discount Notes
   0.20%  03/13/09 ..................   $ 19,000,000      18,996,960 (d)
   0.61%  01/13/09 ..................      7,900,000       7,898,260 (d)
   0.98%  02/17/09 ..................      9,125,000       9,113,325 (d)
   1.00%  02/18/09 ..................     15,000,000      14,979,583 (d)
   2.06%  01/20/09 ..................     50,000,000      49,943,055 (d)
   2.41%  01/14/09 ..................      2,100,000       2,099,502 (d)
   3.02%  01/06/09 ..................     11,000,000      10,994,500 (d)
Federal Home Loan Mortgage
   Corp. Discount Notes
   0.10%  02/04/09 ..................     37,000,000      36,985,872 (d)
   0.37%  05/06/09 ..................     15,000,000      14,986,875 (d)
   0.39%  06/25/09 ..................     16,000,000      15,972,624 (d)
   0.50%  08/17/09 ..................      2,377,000       2,369,440 (d)
   0.80%  03/10/09 ..................      4,000,000       3,999,388 (d)
   0.95%  04/02/09 ..................     10,000,000       9,996,930 (d)
   1.10%  02/17/09 ..................     14,000,000      13,979,467 (d)
   1.96%  01/12/09 ..................      9,000,000       8,988,240 (d)
   2.12%  03/12/09 ..................     29,000,000      28,995,418 (d)
Federal National Mortgage Assoc.
   Discount Notes
   0.31%  04/22/09 ..................     35,000,000      34,986,945 (d)
   0.49%  06/17/09 ..................      5,000,000       4,988,683 (d)
   1.91%  01/20/09 ..................      5,300,000       5,293,228 (d)
   2.21%  01/14/09 ..................      8,000,000       7,993,155 (d)
   2.57%  02/23/09 ..................     20,000,000      19,923,500 (d)
   2.73%  03/27/09 ..................     45,500,000      45,491,310 (d)
                                                         368,976,260

U.S. TREASURIES -- 1.4%

U.S. Treasury Bill
   0.70%  04/29/09 ..................     30,000,000      29,993,760 (d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $471,576,985) ..............                    472,071,514

TOTAL INVESTMENTS
   (COST $2,838,859,996) ............                  2,292,349,788

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (8.5)% ....................                   (180,420,345)
                                                      --------------

NET ASSETS -- 100.0% ................                 $2,111,929,443
                                                      ==============

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at December 31, 2008:

                                       NUMBER        CURRENT       UNREALIZED
                        EXPIRATION       OF          NOTIONAL     APPRECIATION/
DESCRIPTION                DATE       CONTRACTS       VALUE       DEPRECIATION
--------------------------------------------------------------------------------
DJ Euro Stoxx 50
   Index Futures        March 2009        36       $ 1,226,023      $   2,099
FTSE 100 Index
   Futures              March 2009        9            568,055         14,802
S & P 500 Index
   Futures              March 2009        10         2,250,250         27,550
S & P 500 Index
   Futures              March 2009        3            675,075        (1,463)
Topix Index Futures     March 2009        7            665,637         34,804
2 Yr. U.S.Treasury
   Notes Futures        March 2009       333        72,614,813        500,373

The GEI Total Return Fund had the following Short futures contracts open at December 31, 2008:

                                       NUMBER        CURRENT        UNREALIZED
                        EXPIRATION       OF          NOTIONAL      APPRECIATION/
DESCRIPTION                DATE       CONTRACTS       VALUE        DEPRECIATION
--------------------------------------------------------------------------------
S&P Midcap 400
   Index Futures        March 2009       17        $  (913,240)    $    (24,728)
U.S.Treasury Notes
   10 Yr. Futures       March 2009       43         (5,407,250)           81,354
                                                                   -------------
                                                                   $     634,791
                                                                   =============

The GEI Total Return Fund was invested in the following Countries at December 31, 2008:

COUNTRY                                       PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
United States                                              81.00%
Japan                                                       3.37%
France                                                      2.79%
United Kingdom                                              2.75%
Switzerland                                                 2.23%
Germany                                                     1.36%
Canada                                                      1.36%
China                                                       0.51%
Spain                                                       0.46%
Brazil                                                      0.44%
Taiwan                                                      0.42%
South Korea                                                 0.35%
Australia                                                   0.35%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

South Africa                                                0.33%
India                                                       0.33%
Italy                                                       0.33%
Finland                                                     0.25%
Netherlands                                                 0.23%
Mexico                                                      0.18%
Singapore                                                   0.16%
Israel                                                      0.15%
Hong Kong                                                   0.08%
Turkey                                                      0.08%
Denmark                                                     0.07%
Russia                                                      0.05%
Chile                                                       0.04%
Norway                                                      0.04%
Egypt                                                       0.04%
Luxembourg                                                  0.04%
Malaysia                                                    0.04%
Greece                                                      0.03%
Philippines                                                 0.03%
Sweden                                                      0.03%
Thailand                                                    0.02%
Bermuda                                                     0.02%
Cayman Islands                                              0.02%
Indonesia                                                   0.02%
                                                          -------
                                                          100.00%
                                                          =======

The GEI Total Return Fund was invested in the following Sectors at December 31, 2008:

SECTOR                                        PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Short-Term                                                 19.28%
Agency Mortgage Backed                                     10.64%
U.S. Treasuries                                             6.54%
Corporate Notes                                             5.74%
Commercial Banks                                            2.83%
Oil, Gas & Consumable Fuels                                 2.72%
Communications Equipment                                    2.65%
Pharmaceuticals                                             2.62%
Federal Agencies                                            2.60%
Biotechnology                                               2.47%
Asset Backed                                                2.44%
Media                                                       2.23%
Capital Markets                                             2.07%
Non-Agency Collateralized Mortgage
   Obligations                                              1.93%
Software                                                    1.82%
Insurance                                                   1.80%
Healthcare Equipment & Supplies                             1.76%
Food Products                                               1.71%
Wireless Telecommunication Services                         1.65%
Energy Equipment & Services                                 1.55%

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IT Services                                                 1.35%
Semiconductors & Semiconductor Equipment                    1.34%
Chemicals                                                   1.27%
Commercial Services & Supplies                              1.06%
Multi-Utilities                                             1.06%
Specialty Retail                                            1.06%
Healthcare Providers & Services                             1.05%
Beverages                                                   1.02%
Metals & Mining                                             1.01%
Diversified Financial Services                              0.97%
Industrial Conglomerates                                    0.93%
Personal Products                                           0.89%
Electric Utilities                                          0.82%
Machinery                                                   0.65%
Household Products                                          0.63%
Aerospace & Defense                                         0.63%
Miscellaneous                                               0.62%
Real Estate Management & Development                        0.57%
Food & Staples Retailing                                    0.54%
Diversified Telecommunication Services                      0.50%
Internet Software & Services                                0.50%
Road & Rail                                                 0.43%
Hotels Restaurants & Leisure
Agency Collateralized                                       0.43%
   Mortgage Obligations                                     0.42%
Electrical Equipment                                        0.35%
Electronic Equipment, Instruments &
   Components                                               0.34%
Construction & Engineering                                  0.33%
Computers & Peripherals                                     0.31%
Multiline Retail                                            0.29%
Life Sciences Tools & Services                              0.29%
Textiles Apparel & Luxury Goods                             0.25%
Other Investments                                           0.24%
Automobiles                                                 0.19%
Professional Services                                       0.16%
Real Estate Investment Trusts (Reits)                       0.13%
Water Utilities                                             0.12%
Tobacco                                                     0.09%
Sovereign Bonds                                             0.07%
Independent Power Producers & Energy
   Traders                                                  0.02%
Household Durables                                          0.01%
Paper & Forest Products                                     0.01%
                                                          -------
                                                          100.00%
                                                          =======

See Notes to Schedule of Investments on page 22 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $1,257,534 or 0.06% GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Board of Directors of GE Investments Funds, Inc.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(k) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(m) Illiquid securities. At December 31, 2008, these securities amounted to $7,290,288 or 0.35% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Directors of GE Investments Funds, Inc.

(n) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o) On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

*     Less than 0.1%.

**    Less than 1

***   7-day yield

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

ADR     American Depository Receipt

GDR     Global Depository Receipt

NVDR    Non-Voting Depository Receipt

REGD.   Registered

REIT    Real Estate Investment Trust

REMIC   Real Estate Mortgage Investment Conduit

SPDR    Standard & Poors Depository Receipts

STRIPS  Separate Trading of Registered Interest and Principal of Security

TBA     To be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

TOTAL RETURN FUND

                                                     --------------------------------------------------------------------
                                                                                     CLASS 1
                                                     --------------------------------------------------------------------
                                                     12/31/08(d)*       12/31/07        12/31/06      12/31/05   12/31/04
                                                     --------------------------------------------------------------------
INCEPTION DATE ...................................         --                 --              --            --     7/1/85
Net asset value, beginning of period .............   $  18.61         $    17.69      $    16.04      $  15.97   $  15.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.35               0.35            0.36          0.23       0.20
   Net realized and unrealized gains/(losses) on
     investments .................................      (5.80)              1.71            1.84          0.36       1.04
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...      (5.45)              2.06            2.20          0.59       1.24
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.34               0.35            0.31          0.23       0.20
   Net realized gains ............................       0.07               0.79            0.24          0.29       0.16
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.41               1.14            0.55          0.52       0.36
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................   $  12.75         $    18.61      $    17.69      $  16.04   $  15.97
===========================================================================================================================
TOTAL RETURN (a) .................................     (29.28)%            11.68%(b)       13.75%         3.67%      8.19%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......   $989,975         $1,525,002      $1,390,230      $959,531   $515,506
   Ratios to average net assets:
     Net investment income .......................       2.16%              2.20%           2.33%         1.89%      1.81%
     Net Expenses ................................       0.51%(b)(c)        0.52%(c)        0.48%(c)      0.45%      0.49%
     Gross Expenses ..............................       0.55%              0.56%           0.53%         0.45%      0.49%
   Portfolio turnover rate .......................        203%               176%            138%          146%       141%

                                         ---------------------------------------     -------------------------------------------
                                                         CLASS 2                                       CLASS 3
                                         ---------------------------------------     -------------------------------------------
                                         12/31/08(d)*     12/31/07      12/31/06     12/31/08(d)*         12/31/07      12/31/06
                                         -----------      --------      --------     ----------         ------------    --------
INCEPTION DATE .......................         --               --        5/1/06             --                 --        5/1/06
Net asset value, beginning of
   period ............................   $  18.56         $  17.68      $  17.03     $    18.59         $    17.69      $  17.03
INCOME/(LOSS) FROM INVESTMENT
   OPERATIONS:
   Net investment income .............       0.35             0.38          0.26           0.34               0.35          0.12
   Net realized and unrealized
     gains/(losses) on investments ...      (5.80)            1.67          0.94          (5.80)              1.69          1.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS .............      (5.45)            2.05          1.20          (5.46)              2.04          1.22
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .............       0.33             0.38          0.31           0.33               0.35          0.32
   Net realized gains ................       0.07             0.79          0.24           0.07               0.79          0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.40             1.17          0.55           0.40               1.14          0.56
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $  12.71         $  18.56      $  17.68     $    12.73         $    18.59      $  17.69
====================================================================================================================================
TOTAL RETURN (a) .....................     (29.33)%          11.63%(b)      7.05%        (29.37)%            11.56%(b)      7.17%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
     thousands) ......................   $ 12,830         $ 15,281      $      1     $1,110,117         $1,173,708      $396,349
   Ratios to average net assets:
     Net investment income ...........       2.11%            1.75%         2.33%          2.05%              2.04%         2.09%
     Net Expenses ....................       0.56%(b)(c)      0.56%(c)      0.57%(c)       0.61%(b)(c)        0.61%(c)      0.62%(c)
     Gross Expenses ..................       0.60%            0.59%         0.64%          0.65%              0.65%         0.69%
   Portfolio turnover rate ...........        203%             176%          138%           203%               176%          138%

See Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

TOTAL RETURN FUND

                                                                     ---------------------------------------
                                                                                     CLASS 4
                                                                     ---------------------------------------
                                                                     12/31/08(d)*     12/31/07      12/31/06
                                                                     -----------      --------      --------
INCEPTION DATE ..................................................          --               --        5/1/06
Net asset value, beginning of period ............................    $  18.62         $  17.68      $  17.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................        0.33             0.33          0.26
   Net realized and unrealized gains/(losses) on investments ....       (5.83)            1.73          0.92
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ..................       (5.50)            2.06          1.18
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................        0.31             0.33          0.29
   Net realized gains ...........................................        0.07             0.79          0.24
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................        0.38             1.12          0.53
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................    $  12.74         $  18.62      $  17.68
================================================================================================================
TOTAL RETURN (a) ................................................      (29.56)%          11.68%         6.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................    $      8         $      1      $      1
   Ratios to average net assets:
     Net investment income ......................................        1.94%            2.06%         2.17%
     Net Expenses ...............................................        0.76%(b)(c)      0.67%(c)      0.77%(c)
     Gross Expenses .............................................        0.80%            0.73%         0.84%
   Portfolio turnover rate ......................................         203%             176%          138%

NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund ("GE Money Market Fund").

(c) Reflects GEAM's contractual arrangement with GE Investments Funds, Inc. to limit the Fund's total operating expenses of each class share (excluding class specific expenses) to 0.32% of the average daily net assets of the Fund attributable to such class share on an annual basis. Please see Note 4 of the Notes to Financial Statements for further details.

(d) Less than $0.01 per share of the distribution paid was from Return of Capital.

*     Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                                       TOTAL
                                                                                      RETURN
                                                                                       FUND
-------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $2,357,302,374) ................   $ 1,814,788,924
   Investments in affiliated securities, at market (cost $9,980,637) .........         5,489,350
   Short-term Investments at market (cost $398,475,491) ......................       398,970,020
   Short-term affiliated investments (at amortized cost) .....................        73,101,494
   Foreign cash (cost $26,363) ...............................................            26,155
   Receivable for investments sold ...........................................        21,372,196
   Interest receivable .......................................................         7,209,092
   Receivable for fund shares sold ...........................................           139,432
   Variation margin receivable ...............................................           124,166
   Other assets ..............................................................           629,156
-------------------------------------------------------------------------------------------------
     TOTAL ASSETS ............................................................     2,321,849,985
-------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased .........................................       208,327,252
   Payable for fund shares redeemed ..........................................           683,066
   Payable to GEAM ...........................................................           429,234
   Accrued other expenses ....................................................           480,990
-------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES .......................................................       209,920,542
-------------------------------------------------------------------------------------------------
NET ASSETS ...................................................................   $ 2,111,929,443
=================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...........................................................     2,788,984,475
   Undistributed net investment income .......................................            12,784
   Accumulated net realized loss .............................................      (131,169,873)
   Net unrealized appreciation/(depreciation) on:
     Investments .............................................................      (546,510,208)
     Futures .................................................................           634,791
     Foreign currency related transactions ...................................           (22,526)
--------------------------------------------------------------------------------------------=----
NET ASSETS ...................................................................   $ 2,111,929,443
=================================================================================================

CLASS 1:
NET ASSETS ...................................................................       988,975,228
Shares outstanding ($0.01 par value; unlimited shares authorized) ............        77,580,012
Net asset value per share ....................................................   $         12.75

CLASS 2:
NET ASSETS ...................................................................        12,829,605
Shares outstanding ($0.01 par value; unlimited shares authorized) ............         1,009,359
Net asset value per share ....................................................   $         12.71

CLASS 3:
NET ASSETS ...................................................................     1,110,117,041
Shares outstanding ($0.01 par value; unlimited shares authorized) ............        87,218,216
Net asset value per share ....................................................   $         12.73

CLASS 4:
NET ASSETS ...................................................................             7,569
Shares outstanding ($0.01 par value; unlimited shares authorized) ............               594
Net asset value per share ....................................................   $         12.74

See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                              TOTAL
                                                                             RETURN
                                                                              FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividend .........................................................   $  38,091,523
     Interest .........................................................      26,994,182
     Interest from affliated investments* .............................       5,171,734
     Less: Foreign taxes withheld .....................................      (2,032,181)
----------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................      68,225,258
----------------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administrative fees .................................       8,218,941
     Distributors Fees (Note 4)
       Class 1 ........................................................       2,597,205
       Class 2 ........................................................          38,320
       Class 3 ........................................................       3,740,152
       Class 4 ........................................................              39
     Transfer agent ...................................................          36,103
     Directors fees ...................................................          64,751
     Custody and accounting expenses ..................................         520,607
     Professional fees ................................................         178,044
     Registration expenses ............................................          39,055
     Other expenses ...................................................         200,975
---------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .....................      15,634,192
----------------------------------------------------------------------------------------
     Less: Expenses Waived or borne by the adviser** ..................      (1,064,424)
     Less: Expenses reimbursed by the adviser*** ......................        (260,025)
----------------------------------------------------------------------------------------
     NET EXPENSES .....................................................      14,309,743
----------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................................      53,915,515
========================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     REALIZED LOSS ON:
       Investments ....................................................    (123,375,414)
       Futures ........................................................      (5,879,182)
       Foreign currency related transactions ..........................        (508,016)
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
       Investments ....................................................    (792,867,016)
       Futures ........................................................         693,779
       Foreign currency related transactions ..........................         (54,882)
----------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ..................    (921,990,731)
----------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $(868,075,216)
========================================================================================

* Income attributable to security lending, net of rebate expenses was $(923,677).

** Expenses waived or borne by GEAM based on GEAM's contractual expense limitation agreement with the Fund.

*** Management fee reimbursed by GEAM to the Fund based on the Fund's investment in the GE Money Market Fund.

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                  TOTAL
                                                                                                 RETURN
                                                                                                  FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED         YEAR ENDED
                                                                                      DECEMBER 31,       DECEMBER 31,
                                                                                          2008               2007
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
       Net investment income ...................................................   $     53,915,515   $     48,294,960
       Net realized gain (loss) on investments, futures and
         foreign currency transactions .........................................       (129,762,612)       102,937,090
       Net increase (decrease) in unrealized appreciation/(depreciation)
         on investments, futures and foreign currency translation ..............       (792,228,119)        88,839,192
-----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from operations .........       (868,075,216)       240,071,242
-----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
          Class 1 ..............................................................        (25,465,260)       (27,215,414)
          Class 2 ..............................................................           (326,074)          (294,066)
          Class 3 ..............................................................        (27,786,517)       (20,800,343)
          Class 4 ..............................................................               (176)               (20)
       Net realized gains
          Class 1 ..............................................................         (5,318,774)       (60,978,922)
          Class 2 ..............................................................            (69,064)          (605,496)
          Class 3 ..............................................................         (5,975,204)       (46,682,897)
          Class 4 ..............................................................                (41)               (48)
-----------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................................        (64,941,110)      (156,577,206)
-----------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets resulting from operations and
     distributions .............................................................       (933,016,326)        83,494,036
-----------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
       Proceeds from sale of shares
          Class 1 ..............................................................         12,895,842         46,393,598
          Class 2 ..............................................................          6,814,144         15,917,245
          Class 3 ..............................................................        388,721,821        702,792,548
          Class 4 ..............................................................              9,000                 --
       Value of distributions reinvested
          Class 1 ..............................................................         30,784,034         88,194,336
          Class 2 ..............................................................            395,138            899,559
          Class 3 ..............................................................         33,761,721         67,483,240
          Class 4 ..............................................................                217                 68
       Cost of shares redeemed
          Class 1 ..............................................................       (119,670,911)       (73,733,321)
          Class 2 ..............................................................         (4,090,605)          (941,263)
          Class 3 ..............................................................        (18,666,216)        (3,089,360)
          Class 4 ..............................................................                 --                 --
-----------------------------------------------------------------------------------------------------------------------
       Net increase from share transactions ....................................        330,954,185        843,916,650
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................................       (602,062,141)       927,410,686

NET ASSETS
   Beginning of period .........................................................      2,713,991,584      1,786,580,898
-----------------------------------------------------------------------------------------------------------------------
   End of period ...............................................................   $  2,111,929,443   $  2,713,991,584
=======================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                                 $         12,784   $         79,063
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Changes in Fund Shares

                                                                                                   TOTAL
                                                                                                  RETURN
                                                                                                   FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                     DECEMBER 31,       DECEMBER 31,
                                                                                         2008               2007
-----------------------------------------------------------------------------------------------------------------------
CLASS 1
Shares sold ....................................................................            788,055          2,467,981
Issued for distributions reinvested ............................................          2,422,033          4,749,306
Shares redeemed ................................................................         (7,557,024)        (3,869,587)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .........................................         (4,346,936)         3,347,700
=======================================================================================================================
CLASS 2
Shares sold ....................................................................            401,179            822,308
Issued for distributions reinvested ............................................             31,187             48,572
Shares redeemed ................................................................           (246,196)           (47,752)
-----------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................................            186,170            823,128
=======================================================================================================================
CLASS 3
Shares sold ....................................................................         22,764,099         37,246,423
Issued for distributions reinvested ............................................          2,660,498          3,637,911
Shares redeemed ................................................................         (1,341,496)          (158,444)
-----------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................................         24,083,101         40,725,890
=======================================================================================================================
CLASS 4
Shares sold ....................................................................                513                 --
Issued for distributions reinvested ............................................                 17                  4
-----------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................................                530                  4
=======================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund (the "Fund"), Income Fund, Money Market Fund and Real Estate Securities Fund. The Fund presently offers four classes of shares.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers four share classes of the Fund as investment options for variable life insurance and variable annuity contracts -- Class 1, Class 2, Class 3 and Class 4. Classes 2, 3 and 4 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund's shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser' s own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                  Level 1          Level 2        Level 3         Total
-----------------------------------------------------------------------------------------------
Investments in Securities     $1,221,108,949   $1,054,618,576   $16,622,263   $2,292,349,788
Other Financial Instruments          634,791               --            --          634,791

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                            Investments    Other Financial
                                                           in Securities     Instruments
---------------------------------------------------------------------------------------------
Balance at 12/31/07                                        $  34,124,210        $ --
   Accrued discounts/premiums                                   (276,009)         --
   Realized gain (loss)                                          563,569          --
   Change in unrealized appreciation (depreciation)           (3,528,110)         --
   Net purchases (sales)                                      (9,339,158)         --
   Net transfers in and out of Level 3                        (4,922,239)         --
---------------------------------------------------------------------------------------------
Balance at 12/31/08                                        $  16,622,263        $ --
---------------------------------------------------------------------------------------------
Change in unrealized gain/(loss) for the year on level 3
   securities held at December 31, 2008                    $  (3,142,723)       $ --

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes. At December 31, 2008, information on the tax cost of investments is as follows:

       Cost of         Gross Tax       Gross Tax     Net Tax Appreciation/
   Investments for    Unrealized      Unrealized         (Depreciation)
    Tax Purposes     Appreciation    Depreciation        on Investments
--------------------------------------------------------------------------------
   $2,866,796,613     $36,184,112   $(610,630,937)       $(574,446,825)

  Net Tax Appreciation/   Undistributed      Undistributed
   (Depreciation) on         Income/       Long-Term Gains/
  Derivatives, Currency    (Accumulated      (Accumulated      Post October Losses
  and Other Net Assets    Ordinary Loss)     Capital Loss)      (see Detail Below)
-------------------------------------------------------------------------------------
       $28,780               $16,560         $(21,723,574)        $(80,929,973)

As of December 31, 2008, the Fund has capital loss carryovers, as indicated below.

                 Amount                                 Expires
--------------------------------------------------------------------------------
              $21,723,574                              12/31/16

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2008 as follows:

                Capital                                Currency
--------------------------------------------------------------------------------
              $80,926,197                               $3,776

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

        Ordinary       Long-Term     Return of
         Income      Capital Gains    Capital        Total
-----------------------------------------------------------------
2008   $53,455,875   $  11,362,592   $ 122,643   $  64,941,110
2007    63,569,771      93,007,435          --     156,577,206

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency transactions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The reclassifications for the year ended December 31, 2008 were as follows:

      Undistributed
      (Distribution
      in Excess of)
     Net Investment             Accumulated
         Income              Net Realized Gain           Paid In Capital
--------------------------------------------------------------------------------
       $(403,767)                $526,410                   $(122,643)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized respectively to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3. LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4. AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                               Annualized based on
                            average daily net assets
--------------------------------------------------------------------------------
             Average Daily                            Advisory and
           Net Assets of Fund                     Administration Fees
--------------------------------------------------------------------------------
            First $100 million                            0.50%
            Next $100 million                             0.45%
            Next $100 million                             0.40%
            Next $100 million                             0.35%
            Over $400 million                             0.30%

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

Pursuant to an expense limitation agreement with the Fund, GEAM has agreed to limit total operating expenses charged to Fund assets attributable to each class of shares (excluding class specific expenses such as Investor Service Plan Fees (for Class 1 shares), Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.32% of the average daily net assets of the Fund attributable to such shares, in each case on an annual basis. Under the agreement, this expense limitation will continue until April 30, 2009, unless extended. The expense limitation agreement will terminate upon termination of the management agreement, or by the Fund without payment of penalty upon sixty (60) days written notice to GEAM. The agreement can only be changed with the approval of both the Fund's Board of Directors and GEAM.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $36,843 was charged to the Fund.

INVESTOR SERVICE PLAN -- CLASS 1 SHARES The Company adopted an Investor Service Plan (the "Services Plan") on December 9, 2005 with respect to Class 1 shares of the Total Return Fund. The Services Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. The Services Plan provides that during any fiscal year, the amount of compensation paid under the Services Plan by the Total Return Fund Class 1 shares may not exceed the annual rate of 20% of the average daily net assets of the Total Return Fund attributable to such class shares.

DISTRIBUTION AND SHAREHOLDER SERVICE (12B-1) FEES The Company has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 2, Class 3 and Class 4 shares of the Fund. Under each Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 2, Class 3 and Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such shares as an investment option. The amount of compensation paid under each Plan by the Fund's respective share class may not exceed: 0.25% for Class 2 shares, 0.30% for Class 3 shares and 0.45% for Class 4 shares, of the average daily net assets of the Fund attributable to each such share class. Each Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to it. Currently, the Company has not adopted a Plan pursuant to Rule 12b-1 for Class I shares.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008, were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
               Purchases                                 Sales
--------------------------------------------------------------------------------
             $3,744,424,673                          $3,737,376,027

                                Other Securities
--------------------------------------------------------------------------------
               Purchases                                 Sales
--------------------------------------------------------------------------------
             $1,211,220,246                          $1,042,792,551

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Total Return Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                               /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------

For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                     PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Total Return Fund                  $11,362,592

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

ADVISORY AGREEMENT RENEWAL (DECEMBER 5 AND DECEMBER 12, 2008)

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for determining asset allocation, selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, GEAM's asset allocation process, the number and experience of portfolio management and supporting research personnel and the investment style and approach employed with respect to each underlying investment strategy, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. In this regard, the Board members considered the expense limitation agreement between the Fund and GEAM, pursuant to which GEAM has agreed to limit the total operating expenses of the Fund (this agreement expires on April 30, 2009). The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant invest-ments in its business and had not fully recovered the sums invested.

Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund as well as the expense limitation agreement between the Fund and GEAM discussed above. They recognized the economies of scale benefits derived by the Fund as a result of the breakpoint fee structure. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the advisory fee rate paid by the

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

Fund has been at the low end of the applicable Lipper peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

PROPOSED RESTRUCTURING (FEBRUARY 25, 2009)

At a meeting held on February 25, 2009, the Board approved the implementation of a number of proposed changes to the Fund(1), including an amendment to the Fund's Investment Advisory and Administration Agreement with GEAM, to increase the advisory fee rate paid by the Fund to GEAM and to reflect various additional oversight and other responsibilities delegated to GEAM, as well as a new Investment Sub-Advisory Agreement with Urdang Securities Management, Inc. The proposals will need to be approved by Fund shareholders and will involve a proxy solicitation and a Special Shareholder Meeting. Detailed information about each of these proposals will be provided in a Proxy mailed to record owners of variable annuity and variable life insurance contracts issued by insurance company separate accounts investing in the Fund as of February 4, 2009 or is available free of charge by calling 1-800-242-0134.

----------
(1) THE BOARD PREVIOUSLY CONSIDERED THESE PROPOSALS AT MEETINGS HELD ON SEPTEMBER 26, 2008, OCTOBER 23, 2008 AND FEBRUARY 4, 2009.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
S&P 500 Index Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO}

GE Investments Funds, Inc.
S&P 500 Index Fund                                                      Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................          1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................          2

NOTES TO SCHEDULE OF INVESTMENTS ....................................         14

FINANCIAL STATEMENTS

   Financial Highlights .............................................         15

   Statement of Assets and Liabilities ..............................         16

   Statement of Operations ..........................................         17

   Statements of Changes in Net Assets ..............................         18

   Notes to Financial Statements ....................................         19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............         24

TAX INFORMATION .....................................................         25

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................         26

ADDITIONAL INFORMATION ..............................................         29

INVESTMENT TEAM .....................................................         32

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

S&P 500 Index Fund
--------------------------------------------------------------------------------

SSGA FUNDS MANAGEMENT, INC. ("SSGA FM") IS THE SUB-ADVISER TO THE S&P 500 INDEX FUND. SSGA FM IS REGISTERED WITH THE SEC AS AN INVESTMENT ADVISER UNDER THE INVESTMENT ADVISERS ACT OF 1940, AS AMENDED, AND IS A WHOLLY OWNED SUBSIDIARY OF STATE STREET CORPORATION. THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS COMPOSED OF THE FOLLOWING MEMBERS: KARL SCHNEIDER AND JOHN TUCKER.

KARL SCHNEIDER, LEAD PORTFOLIO MANAGER FOR THE FUND, IS A VICE PRESIDENT OF STATE STREET GLOBAL ADVISORS, PRINCIPAL OF SSGA FM AND A SENIOR PORTFOLIO MANAGER WITHIN THE GLOBAL STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET IN 1996 AND CURRENTLY MANAGES SEVERAL OF THE FIRM'S COMMINGLED US INDEX STRATEGIES, OTHER SEPARATELY MANAGED DOMESTIC AND INTERNATIONAL FUNDS, AS WELL AS SEVERAL SYNTHETIC BETA STRATEGIES, INCLUDING COMMODITIES AND HEDGE FUND BETA. ADDITIONALLY, HE IS ALSO PART OF THE PORTFOLIO MANAGEMENT TEAM FOR THE SSGA S3P 500 INDEX MUTUAL FUND AND THE SSGA IAM SHARES MUTUAL FUND. PRIOR TO JOINING THE GLOBAL STRUCTURED PRODUCTS GROUP, KARL WORKED AS A PORTFOLIO MANAGER IN SSGA'S CURRENCY MANAGEMENT GROUP, MANAGING BOTH ACTIVE CURRENCY SELECTION AND TRADITIONAL PASSIVE HEDGING OVERLAY PORTFOLIOS. PRIOR TO THIS, HE WORKED AS AN ANALYST IN STATE STREET'S PROCESS ENGINEERING DIVISION WHERE HE BOTH ASSISTED AND LED A NUMBER OF INTERNAL CONSULTING ENGAGEMENTS AIMED AT IMPROVING OPERATIONAL EFFICIENCIES WITHIN THE CUSTODY BANK.

JOHN TUCKER, CFA, IS A MANAGING DIRECTOR OF STATE STREET GLOBAL ADVISORS, PRINCIPAL OF SSGA FM AND HEAD OF US EQUITY MARKETS IN THE GLOBAL STRUCTURED PRODUCTS GROUP. JOHN IS RESPONSIBLE FOR OVERSEEING THE MANAGEMENT OF ALL U.S. EQUITY INDEX STRATEGIES AND EXCHANGE TRADED FUNDS. HE IS A MEMBER OF THE SENIOR MANAGEMENT GROUP. PREVIOUSLY, JOHN WAS HEAD OF THE STRUCTURED PRODUCTS GROUP IN SSGA'S LONDON OFFICE, WHERE HE WAS RESPONSIBLE FOR THE MANAGEMENT OF ALL INDEX STRATEGIES IN SSGA'S SECOND LARGEST INVESTMENT CENTER. PRIOR TO JOINING THE INVESTMENT MANAGEMENT GROUP, HE WAS THE OPERATIONS MANAGER FOR SSGA'S INTERNATIONAL STRUCTURED PRODUCTS GROUP, WHERE HE WAS RESPONSIBLE FOR THE OPERATIONS STAFF AND FUNCTIONS. HE JOINED STATE STREET IN 1988.

Q. HOW DID THE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, Class 1 shares of the S&P 500 Index Fund returned -37.40%. The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 60 S&P 500 Index Objective funds returned an average of -37.20% for the twelve month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. From a financial standpoint, the closing stanza of 2008 brought a devastating end to an already brutal year. Although December produced modest relief for equity prices, the last three months of 2008 still entailed a harrowing 21.9% decline for the S&P 500. This was the popular benchmark's worst quarterly result since the dramatic closing months of 1987, and also its fifth consecutive quarterly loss. Weighing on stocks through October and November were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in mid-September. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could muster the courage or the money to resist the sustained selling pressure.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. By utilizing a passive, full replication investment style, the Fund owned the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of December 31, 2008, the four largest sectors in the S&P 500 Index were information technology (15.3%), healthcare (14.8%), energy (13.3%), and financials (13.3%). The highest returning sector for the last twelve months was consumer staples (-17%) followed by healthcare (-24%). The lowest returning sectors were financials (-56%) and materials (-47%).

--------------------------------------------------------------------------------
                                                                             Q&A

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Over the last twelve months there were 37 index addition/deletion changes announced by Standard & Poors that impacted the Fund. Not all the additions and deletions were bought and sold in the Fund, however, as many changes were as a result of a merger or acquisition, or a spin-off involving another S&P 500 constituent. Additionally, there were numerous index share changes throughout the period, as well as at each quarter's end. Many of the share changes also required no trading, as the weight change within the portfolio was negligible.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

----------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT        ACCOUNT VALUE         EXPENSES
                             THE BEGINNING OF        AT THE END OF        PAID DURING
                              THE PERIOD ($)         THE PERIOD ($)      THE PERIOD ($)*
----------------------------------------------------------------------------------------
Actual Fund Return**             1,000.00                 712.48              1.88
----------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)         1,000.00               1,022.72              2.19
----------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.43% FOR CLASS 1 SHARES (FOR THE PERIOD JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-28.75)% FOR CLASS 1 SHARES.

S&P 500 Index Fund
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT (CLASS 1 SHARES)
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                             S&P 500 INDEX FUND  S&P 500 INDEX
12/98                                             $10,000          $10,000
12/99                                             $12,061          $12,107
12/00                                             $10,924          $10,995
12/01                                             $ 9,584          $ 9,685
12/02                                             $ 7,441          $ 7,545
12/03                                             $ 9,544          $ 9,712
12/04                                             $10,543          $10,769
12/05                                             $11,018          $11,299
12/06                                             $12,718          $13,083
12/07                                             $13,366          $13,802
12/08                                             $ 8,367          $ 8,695

TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
(CLASS 1 SHARES)
--------------------------------------------------------------------------------

                                                         ONE     FIVE      TEN
                                                        YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
S&P 500 Index Fund                                    -37.40%   -2.60%   -1.77%
--------------------------------------------------------------------------------
S&P 500 Index                                         -37.00%   -2.19%   -1.39%
--------------------------------------------------------------------------------
Lipper peer group average*                            -37.20%   -2.54%   -1.73%
--------------------------------------------------------------------------------
Inception date                                       4/15/85
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.

TOP TEN LARGEST EQUITY HOLDINGS
(EXCLUDES SHORT-TERM INVESTMENTS)
AS OF DECEMBER 31, 2008

as a % of Market Value
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         5.08%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                                      2.31%
--------------------------------------------------------------------------------
General Electric Co.                                                      2.13%
--------------------------------------------------------------------------------
AT&T, Inc.                                                                2.10%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         2.07%
--------------------------------------------------------------------------------
Chevron Corp.                                                             1.88%
--------------------------------------------------------------------------------
Microsoft Corp.                                                           1.86%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     1.57%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                              1.49%
--------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                     1.47%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2008

as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $208,653 (in thousands)

                                   [PIE CHART]

Other Investments                                                       0.0%**
Information Technology                                                 15.1%
Healthcare                                                             14.5%
Energy                                                                 13.1%
Financials                                                             13.0%
Consumer Staples                                                       12.7%
Industrials                                                            10.9%
Consumer Discretionary                                                  8.2%
Utilities                                                               4.2%
Telecommunication Services                                              3.8%
Materials                                                               2.9%
Short-Term                                                              1.6%

 * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE S&P 500 INDEX OBJECTIVE FUNDS PEER GROUP CONSISTING OF 60, 51 AND 29 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

**    LESS THAN 0.01%

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.6%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.8%

Boeing Co. ..............................           19,182   $     818,496 (d)
General Dynamics Corp. ..................           10,064         579,586
Goodrich Corp. ..........................            3,201         118,501
Honeywell International, Inc. ...........           19,143         628,465
L-3 Communications Holdings, Inc. .......            3,200         236,096
Lockheed Martin Corp. ...................            8,752         735,868
Northrop Grumman Corp. ..................            8,422         379,327
Precision Castparts Corp. ...............            3,600         214,128
Raytheon Co. ............................           10,969         559,858
Rockwell Collins, Inc. ..................            4,068         159,018
United Technologies Corp. ...............           24,772       1,327,779 (d)
                                                                 5,757,122

AIR FREIGHT & LOGISTICS -- 1.1%

CH Robinson Worldwide, Inc. .............            4,400         242,132
Expeditors International of
   Washington, Inc. .....................            5,500         182,985
FedEx Corp. .............................            8,011         513,906
United Parcel Service, Inc.
   (Class B) ............................           26,196       1,444,971
                                                                 2,383,994

AIRLINES -- 0.1%

Southwest Airlines Co. ..................           19,049         164,202

AUTO COMPONENTS -- 0.2%

Goodyear Tire & Rubber Co. ..............            7,319          43,694 (a)
Johnson Controls, Inc. ..................           15,446         280,499
                                                                   324,193

AUTOMOBILES -- 0.1%

Ford Motor Co. ..........................           64,027         146,622 (a)
General Motors Corp. ....................           14,247          45,590
Harley-Davidson, Inc. ...................            6,000         101,820
                                                                   294,032

BEVERAGES -- 2.5%

Brown-Forman Corp. (Class B) ............            2,447         125,996
Coca-Cola Enterprises, Inc. .............            7,900          95,037
Constellation Brands, Inc.
   (Class A) ............................            4,700          74,119 (a)
Dr Pepper Snapple Group, Inc. ...........            6,500         105,625 (a)
Molson Coors Brewing Co. (Class B) ......            3,898         190,690
Pepsi Bottling Group, Inc. ..............            3,300          74,283
PepsiCo, Inc. ...........................           40,474       2,216,761 (d)
The Coca-Cola Co. .......................           52,202       2,363,185 (d)
                                                                 5,245,696

-------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES          VALUE
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.1%

Amgen, Inc. .............................           27,648   $   1,596,672 (a,d)
Biogen Idec, Inc. .......................            7,600         361,988   (a)
Celgene Corp. ...........................           11,800         652,304   (a)
Cephalon, Inc. ..........................            1,700         130,968   (a)
Genzyme Corp. ...........................            7,100         471,227   (a)
Gilead Sciences, Inc. ...................           23,949       1,224,752   (a)
                                                                 4,437,911

BUILDING PRODUCTS -- 0.0%*

Masco Corp. .............................            8,790          97,833

CAPITAL MARKETS -- 2.3%

American Capital Ltd. ...................            6,200          20,088
Ameriprise Financial, Inc. ..............            5,504         128,573
Bank of New York Mellon Corp. ...........           29,803         844,319
Charles Schwab Corp. ....................           24,511         396,343
E*Trade Financial Corp. .................           15,100          17,365   (a)
Federated Investors Inc. (Class B) ......            2,100          35,616
Franklin Resources, Inc. ................            4,000         255,120
Goldman Sachs Group, Inc. ...............           11,591         978,164
Invesco Ltd. ............................            9,800         141,512
Janus Capital Group, Inc. ...............            4,300          34,529
Legg Mason, Inc. ........................            3,400          74,494
Merrill Lynch & Company, Inc. ...........           42,234         491,604
Morgan Stanley ..........................           28,096         450,660
Northern Trust Corp. ....................            5,800         302,412
State Street Corp. ......................           11,300         444,429   (c)
T Rowe Price Group, Inc. ................            6,700         237,448
                                                                 4,852,676

CHEMICALS -- 1.7%

Air Products & Chemicals, Inc. ..........            5,532         278,094   (d)
CF Industries Holdings, Inc. ............            1,470          72,265
Dow Chemical Co. ........................           24,394         368,105
E.I. du Pont de Nemours and Co. .........           23,361         591,033
Eastman Chemical Co. ....................            1,859          58,949
Ecolab, Inc. ............................            4,552         160,003
International Flavors & Fragrances
   Inc. .................................            1,847          54,893
Monsanto Co. ............................           14,405       1,013,392   (d)
PPG Industries, Inc. ....................            4,237         179,776
Praxair, Inc. ...........................            7,925         470,428
Rohm & Haas Co. .........................            3,214         198,593
Sigma-Aldrich Corp. .....................            3,182         134,408
                                                                 3,579,939

COMMERCIAL BANKS -- 3.1%

BB&T Corp. ..............................           14,500         398,170
Comerica Inc. ...........................            3,656          72,572
Fifth Third Bancorp .....................           14,716         121,554
First Horizon National Corp. ............            4,617          48,805
Huntington Bancshares Inc. ..............            9,234          70,732
Keycorp .................................           12,628         107,591

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
M&T Bank Corp. ..........................            2,000   $     114,820
Marshall & Ilsley Corp. .................            6,498          88,633
National City Corp. .....................           53,491          96,819
PNC Financial Services Group, Inc. ......            9,108         446,292
Regions Financial Corp. .................           17,868         142,229
SunTrust Banks, Inc. ....................            9,229         272,625
US Bancorp. .............................           45,499       1,137,930
Wachovia Corp. ..........................           56,588         313,498
Wells Fargo & Co. .......................           99,336       2,928,425
Zions Bancorporation ....................            3,200          78,432
                                                                 6,439,127

COMMERCIAL SERVICES & SUPPLIES -- 0.5%

Avery Dennison Corp. ....................            2,655          86,898
Cintas Corp. ............................            3,300          76,659
Pitney Bowes, Inc. ......................            5,332         135,859
Republic Services, Inc. .................            8,050         199,560
RR Donnelley & Sons Co. .................            5,199          70,602
Stericycle, Inc. ........................            2,200         114,576   (a)
Waste Management, Inc. ..................           12,903         427,605
                                                                 1,111,759

COMMUNICATIONS EQUIPMENT -- 2.4%

Ciena Corp. .............................            2,742          18,371   (a)
Cisco Systems, Inc. .....................          153,564       2,503,093 (a,d)
Corning Inc. ............................           41,539         395,867
Harris Corp. ............................            3,400         129,370
JDS Uniphase Corp. ......................            7,250          26,463   (a)
Juniper Networks, Inc. ..................           14,100         246,891   (a)
Motorola, Inc. ..........................           59,250         262,478
QUALCOMM Inc. ...........................           43,478       1,557,817
Tellabs, Inc. ...........................            9,252          38,118   (a)
                                                                 5,178,468

COMPUTERS & PERIPHERALS -- 4.2%

Apple, Inc. .............................           23,135       1,974,572   (a)
Dell, Inc. ..............................           45,928         470,303 (a,d)
EMC Corp. ...............................           52,814         552,963   (a)
Hewlett-Packard Co. .....................           64,249       2,331,596
International Business Machines
   Corp .................................           35,030       2,948,125
Lexmark International, Inc.
   (Class A) ............................            2,200          59,180   (a)
NetApp, Inc. ............................            8,200         114,554   (a)
QLogic Corp. ............................            4,100          55,104   (a)
SanDisk Corp. ...........................            6,500          62,400   (a)
Sun Microsystems, Inc. ..................           18,390          70,250   (a)
Teradata Corp. ..........................            4,400          65,252   (a)
                                                                 8,704,299

CONSTRUCTION & ENGINEERING -- 0.2%

Fluor Corp. .............................            4,604         206,581
Jacobs Engineering Group, Inc. ..........            3,100         149,110   (a)
                                                                   355,691

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%

Vulcan Materials Co. ....................            2,800   $     194,824

CONSUMER FINANCE -- 0.5%

American Express Co. ....................           29,996         556,426 (d)
Capital One Financial Corp. .............           10,425         332,453
Discover Financial Services .............           12,298         117,200
SLM Corp. ...............................           11,900         105,910 (a)
                                                                 1,111,989

CONTAINERS & PACKAGING -- 0.1%

Ball Corp. ..............................            2,416         100,481
Bemis Company, Inc. .....................            2,362          55,932
Pactiv Corp. ............................            3,248          80,810 (a)
Sealed Air Corp. ........................            3,914          58,475
                                                                   295,698

DISTRIBUTORS -- 0.0%*

Genuine Parts Co. .......................            4,196         158,861

DIVERSIFIED CONSUMER SERVICES -- 0.2%

Apollo Group, Inc. (Class A) ............            2,700         206,874 (a)
H&R Block, Inc. .........................            8,408         191,030
                                                                   397,904

DIVERSIFIED FINANCIAL SERVICES -- 3.3%

Bank of America Corp. ...................          130,629       1,839,256
Citigroup, Inc. .........................            6,600          29,964
Citigroup, Inc. .........................          142,406         955,544 (d)
CME Group Inc. ..........................            1,711         356,076
IntercontinentalExchange, Inc. ..........            1,900         156,636 (a)
JP Morgan Chase & Co. ...................           97,250       3,066,293 (d)
Leucadia National Corp. .................            4,500          89,100
Moody's Corp. ...........................            5,084         102,138
NYSE Euronext ...........................            6,900         188,922
The Nasdaq OMX Group. ...................            3,500          86,485 (a)
                                                                 6,870,414

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%

AT&T, Inc. ..............................          153,615       4,378,027
CenturyTel, Inc. ........................            2,484          67,888
Embarq Corp. ............................            3,670         131,973
Frontier Communications Corp. ...........            7,900          69,046
Qwest Communications
   International, Inc. ..................           37,548         136,675
Verizon Communications, Inc. ............           74,367       2,521,041
Windstream Corp. ........................           11,043         101,596
                                                                 7,406,246

ELECTRIC UTILITIES -- 2.4%

Allegheny Energy, Inc. ..................            4,300         145,598
American Electric Power Company,
   Inc. .................................           10,525         350,272 (d)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Duke Energy Corp. .......................           33,354   $     500,644
Edison International ....................            8,542         274,369
Entergy Corp. ...........................            5,047         419,557
Exelon Corp. ............................           17,052         948,262
FirstEnergy Corp. .......................            8,020         389,612
FPL Group, Inc. .........................           10,762         541,651
Pepco Holdings, Inc. ....................            6,000         106,560
Pinnacle West Capital Corp. .............            2,500          80,325
PPL Corp. ...............................            9,744         299,043
Progress Energy, Inc. ...................            6,856         273,212
Southern Co. ............................           19,958         738,446
                                                                 5,067,551

ELECTRICAL EQUIPMENT -- 0.5%

Cooper Industries Ltd. ..................            4,459         130,337
Emerson Electric Co. ....................           19,848         726,635
Rockwell Automation, Inc. ...............            3,668         118,256
                                                                   975,228

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%

Agilent Technologies, Inc. ..............            9,285         145,125 (a)
Amphenol Corp. (Class A) ................            4,500         107,910
Flir Systems, Inc. ......................            3,600         110,448 (a)
Jabil Circuit, Inc. .....................            6,300          42,525
Molex Inc. ..............................            3,450          49,991
Tyco Electronics Ltd. ...................           12,225         198,167
                                                                   654,166

ENERGY EQUIPMENT & SERVICES -- 1.5%

Baker Hughes Inc. .......................            8,050         258,164
BJ Services Co. .........................            7,400          86,358
Cameron International Corp. .............            5,600         114,800 (a)
ENSCO International Inc. ................            3,700         105,043
Halliburton Co. .........................           23,091         419,794
Nabors Industries Ltd. ..................            7,000          83,790 (a)
National Oilwell Varco, Inc. ............           10,900         266,396 (a)
Noble Corp. .............................            7,000         154,630
Rowan Cos. Inc. .........................            2,677          42,564
Schlumberger Ltd. .......................           31,433       1,330,559
Smith International, Inc. ...............            5,600         128,184
Weatherford International Ltd. ..........           17,700         191,514 (a)
                                                                 3,181,796

FOOD & STAPLES RETAILING -- 3.2%

Costco Wholesale Corp. ..................           11,266         591,465
CVS/Caremark Corp. ......................           37,427       1,075,652
Safeway, Inc. ...........................           11,300         268,601
SUPERVALU, Inc. .........................            5,313          77,570
SYSCO Corp. .............................           15,744         361,167
The Kroger Co. ..........................           17,266         455,995
Walgreen Co. ............................           25,600         631,552
Wal-Mart Stores, Inc. ...................           58,487       3,278,781
Whole Foods Market, Inc. ................            3,300          31,152
                                                                 6,771,935

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.8%

Archer-Daniels-Midland Co. ..............           16,886   $     486,823
Campbell Soup Co. .......................            5,476         164,335
ConAgra Foods, Inc. .....................           11,768         194,172
Dean Foods Co. ..........................            3,700          66,489 (a)
General Mills, Inc. .....................            8,703         528,707
HJ Heinz Co. ............................            8,197         308,207
JM Smucker Co. ..........................            3,017         130,817
Kellogg Co. .............................            6,590         288,971
Kraft Foods, Inc. (Class A) .............           38,613       1,036,759
McCormick & Company, Inc. ...............            3,300         105,138
Sara Lee Corp. ..........................           18,257         178,736
The Hershey Co. .........................            4,284         148,826
Tyson Foods, Inc. (Class A) .............            7,300          63,948
                                                                 3,701,928

GAS UTILITIES -- 0.1%

Equitable Resources, Inc. ...............            3,300         110,715
Nicor, Inc. .............................            1,243          43,182
Questar Corp. ...........................            4,400         143,836
                                                                   297,733

HEALTHCARE EQUIPMENT & SUPPLIES -- 2.1%

Baxter International, Inc. ..............           16,329         875,071 (d)
Becton Dickinson & Co. ..................            6,370         435,644
Boston Scientific Corp. .................           39,260         303,872 (a)
C.R. Bard, Inc. .........................            2,602         219,245
Covidien Ltd. ...........................           13,259         480,506
DENTSPLY International, Inc. ............            3,900         110,136
Hospira, Inc. ...........................            4,039         108,326 (a)
Intuitive Surgical, Inc. ................              960         121,910 (a)
Medtronic, Inc. .........................           29,432         924,753
St. Jude Medical, Inc. ..................            8,892         293,080 (a)
Stryker Corp. ...........................            6,452         257,757
Varian Medical Systems, Inc. ............            3,200         112,128 (a)
Zimmer Holdings, Inc. ...................            5,900         238,478 (a)
                                                                 4,480,906

HEALTHCARE PROVIDERS & SERVICES -- 2.1%

Aetna, Inc. .............................           12,408         353,628
AmerisourceBergen Corp. .................            4,042         144,138
Cardinal Health, Inc. ...................            9,451         325,776
Cigna Corp. .............................            7,089         119,450
Coventry Health Care, Inc. ..............            3,400          50,592 (a)
DaVita, Inc. ............................            2,700         133,839 (a)
Express Scripts, Inc. ...................            6,500         357,370 (a)
Humana, Inc. ............................            4,327         161,311 (a)
Laboratory Corporation of America
   Holdings .............................            2,900         186,789 (a)
McKesson Corp. ..........................            7,202         278,933
Medco Health Solutions, Inc. ............           13,266         555,978 (a)
Patterson Companies, Inc. ...............            2,600          48,750 (a)
Quest Diagnostics Inc. ..................            4,100         212,831
Tenet Healthcare Corp. ..................           11,495          13,219 (a)
UnitedHealth Group, Inc. ................           31,476         837,262

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
WellPoint, Inc. .........................           13,500   $     568,755 (a)
                                                                 4,348,621

HEALTHCARE TECHNOLOGY -- 0.0%*

IMS Health Inc. .........................            4,457          67,568

HOTELS RESTAURANTS & LEISURE -- 1.5%

Carnival Corp. ..........................           11,400         277,248
Darden Restaurants, Inc. ................            3,529          99,447
International Game Technology ...........            7,700          91,553
Marriott International, Inc.
   (Class A) ............................            7,544         146,731
McDonald's Corp. ........................           28,990       1,802,888
Starbucks Corp. .........................           18,898         178,775 (a)
Starwood Hotels & Resorts Worldwide,
   Inc. .................................            4,700          84,130
Wyndham Worldwide Corp. .................            5,949          38,966
Wynn Resorts Ltd. .......................            1,500          63,390 (a)
Yum! Brands, Inc. .......................           12,229         385,214
                                                                 3,168,342

HOUSEHOLD DURABLES -- 0.4%

Black & Decker Corp. ....................            1,707          71,370
Centex Corp. ............................            2,920          31,069
DR Horton, Inc. .........................            8,000          56,560
Fortune Brands, Inc. ....................            3,841         158,556
Harman International Industries,
   Inc. .................................            1,900          31,787
KB Home .................................            2,260          30,781
Leggett & Platt, Inc. ...................            3,900          59,241
Lennar Corp. (Class A) ..................            3,200          27,744
Newell Rubbermaid, Inc. .................            6,956          68,030
Pulte Homes, Inc. .......................            6,188          67,635 (a)
Snap-On, Inc. ...........................            1,309          51,548
The Stanley Works .......................            1,926          65,677
Whirlpool Corp. .........................            1,843          76,208
                                                                   796,206

HOUSEHOLD PRODUCTS -- 3.1%

Clorox Co. ..............................            3,584         199,127
Colgate-Palmolive Co. ...................           13,172         902,809
Kimberly-Clark Corp. ....................           10,936         576,765 (d)
Procter & Gamble Co. ....................           78,092       4,827,647
                                                                 6,506,348

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%

Constellation Energy Group, Inc. ........            4,503         112,980
Dynegy, Inc. (Class A) ..................           14,800          29,600 (a)
The AES Corp. ...........................           17,200         141,728 (a)
                                                                   284,308

INDUSTRIAL CONGLOMERATES -- 2.8%

General Electric Co. ....................          273,862       4,436,564 (f)
Textron, Inc. ...........................            6,325          87,728

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
3M Co. ..................................           18,280   $   1,051,831
Tyco International Ltd. .................           12,359         266,954
                                                                 5,843,077

INSURANCE -- 2.6%

Aflac Inc. ..............................           12,100         554,664
Allstate Corp. ..........................           14,211         465,552 (d)
American International Group, Inc. ......           68,517         107,572 (d)
AON Corp. ...............................            7,236         330,540
Assurant, Inc. ..........................            3,000          90,000
Chubb Corp. .............................            9,494         484,194
Cincinnati Financial Corp. ..............            4,092         118,954
Genworth Financial, Inc. (Class A) ......           13,200          37,356
Hartford Financial Services
   Group, Inc. ..........................            7,804         128,142
Lincoln National Corp. ..................            6,542         123,251
Loews Corp. .............................            9,466         267,415
Marsh & McLennan Companies, Inc. ........           13,469         326,893
MBIA, Inc. ..............................            4,535          18,457
MetLife, Inc. ...........................           20,873         727,633
Principal Financial Group, Inc. .........            6,600         148,962
Prudential Financial, Inc. ..............           11,200         338,912
The Progressive Corp. ...................           17,573         260,256
Torchmark Corp. .........................            2,172          97,088
Travelers Companies, Inc. ...............           15,299         691,515
Unum Group ..............................            8,889         165,335
XL Capital Ltd. .........................            9,600          35,520
                                                                 5,518,211

INTERNET & CATALOG RETAIL -- 0.2%

Amazon.com, Inc. ........................            8,400         430,752 (a)
Expedia, Inc. ...........................            5,000          41,200 (a)
                                                                   471,952

INTERNET SOFTWARE & SERVICES -- 1.4%

Akamai Technologies, Inc. ...............            4,100          61,869 (a)
eBay, Inc. ..............................           28,700         400,652 (a)
Google, Inc. (Class A) ..................            6,229       1,916,352 (a)
VeriSign, Inc. ..........................            4,862          92,767 (a)
Yahoo! Inc. .............................           36,389         443,946 (a)
                                                                 2,915,586

IT SERVICES -- 1.0%

Affiliated Computer Services, Inc.
   (Class A) ............................            2,500         114,875 (a)
Automatic Data Processing, Inc. .........           13,380         526,369
Cognizant Technology Solutions
   Corp. (Class A) ......................            7,500         135,450 (a)
Computer Sciences Corp. .................            3,882         136,413 (a)
Convergys Corp. .........................            3,600          23,076 (a)
Fidelity National Information
   Services, Inc. .......................            5,200          84,604
Fiserv, Inc. ............................            4,150         150,936 (a)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        NUMBER
                                                     OF SHARES         VALUE
--------------------------------------------------------------------------------
Mastercard Inc. (Class A) ...............                1,900   $   271,567
Paychex, Inc. ...........................                8,325       218,781
Total System Services, Inc. .............                5,202        72,828
Western Union Co. .......................               19,024       272,804
                                                                   2,007,703

LEISURE EQUIPMENT & PRODUCTS -- 0.1%

Eastman Kodak Co. .......................                7,175        47,212
Hasbro, Inc. ............................                3,096        90,310
Mattel, Inc. ............................                9,251       148,016
                                                                     285,538

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Life Technologies Corp. .................                4,403       102,634 (a)
Millipore Corp. .........................                1,345        69,294 (a)
PerkinElmer, Inc. .......................                2,910        40,478
Thermo Fisher Scientific, Inc. ..........               11,028       375,724 (a)
Waters Corp. ............................                2,500        91,625 (a)
                                                                     679,755

MACHINERY -- 1.6%

Caterpillar, Inc. .......................               16,032       716,149
Cummins, Inc. ...........................                5,156       137,820
Danaher Corp. ...........................                6,700       379,287
Deere & Co. .............................               11,140       426,885
Dover Corp. .............................                4,758       156,633
Eaton Corp. .............................                4,300       213,753
Flowserve Corp. .........................                1,400        72,100
Illinois Tool Works, Inc. ...............               10,517       368,621
Ingersoll-Rand Company Ltd. (Class A) ...                8,161       141,593
ITT Corp. ...............................                4,726       217,349
PACCAR, Inc. ............................                9,422       269,469
Pall Corp. ..............................                3,378        96,037
Parker Hannifin Corp. ...................                4,272       181,731
The Manitowoc Company, Inc. .............                4,300        37,238
                                                                   3,414,665

MEDIA -- 2.5%

CBS Corp. ...............................               17,409       142,580
Comcast Corp. (Class A) .................               74,858     1,263,603
DIRECTV Group, Inc. .....................               14,100       323,031 (a)
Gannett Company, Inc. ...................                5,608        44,864
Interpublic Group of Companies, Inc. ....               11,330        44,867 (a)
McGraw-Hill Cos. Inc. ...................                8,221       190,645
Meredith Corp. ..........................                1,298        22,222
New York Times Co. (Class A) ............                3,388        24,834
News Corp. (Class A) ....................               60,500       549,945
Omnicom Group, Inc. .....................                8,300       223,436
Scripps Networks Interactive, Inc.
   (Class A) ............................                2,200        48,400
The Walt Disney Co. .....................               48,079     1,090,913
Time Warner, Inc. .......................               93,114       936,727 (d)

--------------------------------------------------------------------------------
                                                        NUMBER
                                                     OF SHARES         VALUE
--------------------------------------------------------------------------------
Viacom, Inc. (Class B) ..................               16,213   $   309,020 (a)
Washington Post Co. (Class B) ...........                  190        74,147
                                                                   5,289,234

METALS & MINING -- 0.8%

AK Steel Holding Corp. ..................                3,600        33,552
Alcoa, Inc. .............................               21,140       238,036 (d)
Allegheny Technologies Inc. .............                2,451        62,574
Freeport-McMoRan Copper & Gold, Inc. ....               10,055       245,744
Newmont Mining Corp. ....................               11,928       485,470
Nucor Corp. .............................                8,236       380,503
Titanium Metals Corp. ...................                3,000        26,430
United States Steel Corp. ...............                2,965       110,298
                                                                   1,582,607

MULTILINE RETAIL -- 0.7%

Big Lots, Inc. ..........................                2,500        36,225 (a)
Family Dollar Stores, Inc. ..............                3,500        91,245
JC Penney Co. Inc. ......................                5,687       112,034
Kohl's Corp. ............................                7,900       285,980 (a)
Macy's, Inc. ............................               10,630       110,021
Nordstrom, Inc. .........................                3,792        50,472
Sears Holdings Corp. ....................                1,419        55,157 (a)
Target Corp. ............................               19,549       675,027
                                                                   1,416,161

MULTI-UTILITIES -- 1.4%

Ameren Corp. ............................                5,442       181,001
Centerpoint Energy, Inc. ................                8,618       108,759
CMS Energy Corp. ........................                6,600        66,726
Consolidated Edison, Inc. ...............                7,107       276,676
Dominion Resources, Inc. ................               15,300       548,352
DTE Energy Co. ..........................                4,166       148,601
Integrys Energy Group, Inc. .............                1,931        82,994
NiSource, Inc. ..........................                6,915        75,858
PG&E Corp. ..............................                9,354       362,093
Public Service Enterprise Group Inc. ....               13,318       388,486
SCANA Corp. .............................                3,000       106,800
Sempra Energy ...........................                6,375       271,766
TECO Energy, Inc. .......................                5,300        65,455
Wisconsin Energy Corp. ..................                3,000       125,940
Xcel Energy, Inc. .......................               11,580       214,809
                                                                   3,024,316

OFFICE ELECTRONICS -- 0.1%

Xerox Corp. .............................               22,490       179,245

OIL, GAS & CONSUMABLE FUELS -- 11.5%

Anadarko Petroleum Corp. ................               12,256       472,469
Apache Corp. ............................                8,648       644,535
Cabot Oil & Gas Corp. ...................                2,500        65,000
Chesapeake Energy Corp. .................               13,600       219,912

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        NUMBER
                                                     OF SHARES         VALUE
--------------------------------------------------------------------------------
Chevron Corp. .........................                 52,958   $ 3,917,303
ConocoPhillips ........................                 39,119     2,026,364
Consol Energy, Inc. ...................                  4,700       134,326
Devon Energy Corp. ....................                 11,492       755,139
El Paso Corp. .........................                 17,982       140,799
EOG Resources, Inc. ...................                  6,500       432,770
Exxon Mobil Corp. .....................                132,702    10,593,601 (d)
Hess Corp. ............................                  7,470       400,691 (d)
Marathon Oil Corp. ....................                 18,542       507,309
Massey Energy Co. .....................                  2,600        35,854
Murphy Oil Corp. ......................                  4,900       217,315
Noble Energy, Inc. ....................                  4,500       221,490
Occidental Petroleum Corp. ............                 21,320     1,278,987
Peabody Energy Corp. ..................                  7,100       161,525
Pioneer Natural Resources Co. .........                  3,000        48,540
Range Resources Corp. .................                  4,000       137,560
Southwestern Energy Co. ...............                  8,900       257,833 (a)
Spectra Energy Corp. ..................                 16,077       253,052
Sunoco, Inc. ..........................                  2,876       124,991
Tesoro Corp. ..........................                  4,100        53,997
Valero Energy Corp. ...................                 13,600       294,304
Williams Cos. Inc. ....................                 14,986       216,997
XTO Energy, Inc. ......................                 15,241       537,550
                                                                  24,150,213

PACKAGING & CONTAINERS -- 0.1%

Owens-Illinois, Inc. ..................                  4,300       117,519 (a)

PAPER & FOREST PRODUCTS -- 0.2%

International Paper Co. ...............                 11,075       130,685
MeadWestvaco Corp. ....................                  4,100        45,879
Weyerhaeuser Co. ......................                  5,494       168,171
                                                                     344,735

PERSONAL PRODUCTS -- 0.2%

Avon Products, Inc. ...................                 11,128       267,406
The Estee Lauder Cos. Inc. (Class A) ..                  2,900        89,784
                                                                     357,190

PHARMACEUTICALS -- 7.8%

Abbott Laboratories ...................                 40,704     2,172,372 (d)
Allergan, Inc. ........................                  8,004       322,721
Bristol-Myers Squibb Co. ..............                 51,608     1,199,886 (d)
Eli Lilly & Co. .......................                 26,016     1,047,664
Forest Laboratories, Inc. .............                  7,900       201,213 (a)
Johnson & Johnson .....................                 72,327     4,327,324
King Pharmaceuticals, Inc. ............                  7,033        74,690 (a)
Merck & Company, Inc. .................                 55,450     1,685,680
Mylan, Inc. ...........................                  7,500        74,175 (a)
Pfizer, Inc. ..........................                175,721     3,112,019
Schering-Plough Corp. .................                 42,102       716,997 (d)
Watson Pharmaceuticals, Inc. ..........                  2,600        69,082 (a)
Wyeth .................................                 34,854     1,307,374 (d)
                                                                  16,311,197

----------------------------------------------------------------------------------
                                                        NUMBER
                                                     OF SHARES         VALUE
----------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.2%

Dun & Bradstreet Corp. ................                1,400     $   108,080
Equifax, Inc. .........................                3,200          84,864
Monster Worldwide, Inc. ...............                3,600          43,524 (a)
Robert Half International, Inc. .......                3,900          81,198
                                                                     317,666

REAL ESTATE INVESTMENT TRUSTS (REITS)-- 0.9%

Apartment Investment &Management Co.
   (Class A) (REIT) ...................                3,230          37,307
AvalonBay Communities, Inc. (REIT) ....                2,000         121,160
Boston Properties, Inc. (REIT) ........                3,100         170,500
Developers Diversified Realty Corp.
   (REIT) .............................                3,900          19,032
Equity Residential (REIT) .............                7,000         208,740
HCP, Inc. (REIT) ......................                6,500         180,505
Host Hotels & Resorts, Inc. (REIT) ....               13,300         100,681
Kimco Realty Corp. (REIT) .............                5,800         106,024
Plum Creek Timber Company, Inc.
   (REIT) .............................                4,400         152,856
Prologis (REIT) .......................                6,600          91,674
Public Storage (REIT) .................                3,300         262,350
Simon Property Group, Inc. (REIT) .....                5,900         313,467
Vornado Realty Trust (REIT) ...........                3,600         217,260
                                                                   1,981,556

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%*

CB Richard Ellis Group, Inc.
   (Class A) ..........................                5,500          23,760 (a)

ROAD & RAIL -- 1.0%

Burlington Northern Santa Fe Corp. ....                7,274         550,715
CSX Corp. .............................               10,139         329,213
Norfolk Southern Corp. ................                9,918         466,642
Ryder System, Inc. ....................                1,331          51,616
Union Pacific Corp. ...................               13,408         640,902
                                                                   2,039,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%

Advanced Micro Devices, Inc. ..........               13,974          30,184 (a,d)
Altera Corp. ..........................                7,700         128,667
Analog Devices, Inc. ..................                7,500         142,650
Applied Materials, Inc. ...............               35,200         356,576 (d)
Broadcom Corp. (Class A) ..............               11,450         194,307 (a)
Intel Corp. ...........................              145,865       2,138,381 (d)
Kla-Tencor Corp. ......................                4,400          95,876
Linear Technology Corp. ...............                5,600        123,872
LSI Corp. .............................               17,892          58,865 (a)
MEMC Electronic Materials, Inc. .......                5,700          81,396 (a)
Microchip Technology Inc. .............                4,500          87,885
Micron Technology, Inc. ...............               19,154          50,567 (a)
National Semiconductor Corp. ..........                5,666          57,057
Novellus Systems, Inc. ................                2,800          34,552 (a)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Nvidia Corp. ..........................             14,000   $     112,980   (a)
Teradyne, Inc. ........................              5,400          22,788   (a)
Texas Instruments Inc. ................             34,551         536,232
Xilinx, Inc. ..........................              7,100         126,522
                                                                 4,379,357

SOFTWARE -- 3.6%

Adobe Systems Inc. ....................             13,884         295,590 (a,d)
Autodesk, Inc. ........................              5,748         112,948   (a)
BMC Software, Inc. ....................              4,800         129,168   (a)
CA, Inc. ..............................             10,100         187,153
Citrix Systems, Inc. ..................              4,600         108,422   (a)
Compuware Corp. .......................              7,200          48,600   (a)
Electronic Arts, Inc. .................              8,300         133,132   (a)
Intuit, Inc. ..........................              8,300         197,457   (a)
McAfee, Inc. ..........................              3,900         134,823   (a)
Microsoft Corp. .......................            199,454       3,877,386   (d)
Novell, Inc. ..........................             10,566          41,102   (a)
Oracle Corp. ..........................            101,752       1,804,063 (a,d)
Salesforce.com Inc. ...................              2,600          83,226   (a)
Symantec Corp. ........................             21,908         296,196   (a)
                                                                 7,449,266

SPECIALTY RETAIL -- 1.7%

Abercrombie & Fitch Co. (Class A) .....              2,100          48,447
AutoNation, Inc. ......................              2,872          28,375   (a)
Autozone, Inc. ........................              1,044         145,607   (a)
Bed Bath & Beyond, Inc. ...............              6,700         170,314   (a)
Best Buy Company, Inc. ................              8,800         247,368
GameStop Corp. (Class A) ..............              4,100          88,806   (a)
Home Depot, Inc. ......................             44,218       1,017,898
Lowe's Companies, Inc. ................             37,956         816,813
Ltd Brands, Inc. ......................              7,088          71,164
Office Depot, Inc. ....................              8,400          25,032   (a)
RadioShack Corp. ......................              3,756          44,847
Staples, Inc. .........................             18,550         332,416
The Gap, Inc. .........................             12,079         161,738
The Sherwin-Williams Co. ..............              2,463         147,164
Tiffany & Co. .........................              3,100          73,253
TJX Cos. Inc. .........................             10,980         225,859
                                                                 3,645,101

TEXTILES APPAREL & LUXURY GOODS -- 0.4%

Coach, Inc. ...........................              8,700         180,699   (a)
Jones Apparel Group, Inc. .............              2,400          14,064
Nike, Inc. (Class B) ..................             10,310         525,810
Polo Ralph Lauren Corp. (Class A) .....              1,400          63,574
VF Corp. ..............................              2,202         120,604
                                                                   904,751
THRIFTS & MORTGAGE FINANCE -- 0.2%

Hudson City Bancorp, Inc. .............             13,500         215,460
People's United Financial, Inc. .......              9,100         162,253
Sovereign Bancorp, Inc. ...............             15,650          46,637
Washington Mutual, Inc. ...............             47,381           1,019
                                                                   425,369

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
TOBACCO -- 1.8%

Altria Group, Inc. ....................             53,479   $     805,394
Lorillard, Inc. .......................              4,511         254,195
Philip Morris International, Inc. .....             53,079       2,309,467
Reynolds American Inc. ................              4,400         177,364
UST, Inc. .............................              3,879         269,125
                                                                 3,815,545

TRADING COMPANIES & DISTRIBUTORS -- 0.1%

Fastenal Co. ..........................              3,300         115,005
WW Grainger, Inc. .....................              1,682         132,609
                                                                   247,614

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%

American Tower Corp. (Class A) ........             10,300         301,996   (a)
Sprint Nextel Corp. (Series 1) ........             74,300         135,969
                                                                   437,965

TOTAL COMMON STOCK
   (COST $267,757,131) ................                        205,241,456

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $143,421) ....................                             78,881   (e)

TOTAL INVESTMENTS IN SECURITIES
   (COST $267,900,552) ................                        205,320,337

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

GE Money Market Fund Institutional
   Class 1.02% ........................                          2,734,027 (b,g)

U.S. GOVERNMENT -- 0.3%

U.S. Treasury Bill 0.01% 03/12/09 .....            599,000         598,942

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,333,027) ..................                          3,332,969

TOTAL INVESTMENTS
   (COST $271,233,579) ................                      $ 208,653,306

OTHER ASSETS AND LIABILITIES,
   NET -- 0.8% ........................                            522,489
                                                             -------------

NET ASSETS -- 100.0% .................                       $ 209,175,795
                                                             =============

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI S&P 500 Fund had the following long futures contracts open at December 31, 2008:

                                    NUMBER       CURRENT
                      EXPIRATION      OF        NOTIONAL      UNREALIZED
DESCRIPTION              DATE      CONTRACTS     VALUE       APPRECIATION
--------------------------------------------------------------------------
S&P 500 EMini Index
   Futures            March 2009      94       $4,230,470     $120,104

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents 7-day yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(h)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008

Abbreviations:

REIT  Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                                  12/31/08      12/31/07   12/31/06   12/31/05   12/31/04
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --            --         --         --    4/15/85
Net asset value, beginning of period ..........................   $  26.52      $  26.06   $  22.94   $  22.30   $  20.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ......................................       0.52          0.47       0.42       0.36       0.36
   Net realized and unrealized gains/(losses) on investments ..     (10.46)         0.86       3.12       0.65       1.79
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ................      (9.94)         1.33       3.54       1.01       2.15
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................................       0.50          0.47       0.42       0.37       0.36
   Net realized gains .........................................       0.09          0.40         --         --         --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................................       0.59          0.87       0.42       0.37       0.36
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................................   $  15.99      $  26.52   $  26.06   $  22.94   $  22.30
============================================================================================================================
TOTAL RETURN (A) ..............................................     (37.40)%        5.10%     15.43%      4.51%     10.46%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...................   $209,176      $447,426   $497,105   $531,015   $601,008
   Ratios to average net assets:
      Net investment income ...................................       1.91%         1.62%      1.58%      1.47%      1.62%*
      Expenses ................................................       0.41%(b)      0.39%      0.40%      0.40%      0.40%*
   Portfolio turnover rate ....................................          4%            6%         4%         4%         5%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*     Annualized for periods less than one year.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                      S&P 500
                                                                     INDEX FUND
---------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $267,757,131) ....   $ 205,241,456
   Investments in affiliated securities, at market (cost
     $143,421) .................................................          78,881
   Short-term Investments at market (cost $599,470) ............         599,412
   Short-term affiliated investments (at amortized cost) .......       2,733,557
   Receivable for investments sold .............................         431,855
   Dividend receivable .........................................         472,081
   Receivable for fund shares sold .............................         112,193
   Variation margin receivable .................................          55,572
---------------------------------------------------------------------------------
     TOTAL ASSETS ..............................................     209,725,007
---------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...........................         334,845
   Payable for fund shares redeemed ............................             515
   Payable to GEAM .............................................         162,569
   Accrued other expenses ......................................          37,606
   Other liabilities ...........................................          13,677
---------------------------------------------------------------------------------
     TOTAL LIABILITIES .........................................         549,212
---------------------------------------------------------------------------------
NET ASSETS .....................................................   $ 209,175,795
=================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .............................................     305,919,432
   Undistributed net investment income .........................         210,811
   Accumulated net realized loss ...............................     (34,494,070)
   Net unrealized appreciation/(depreciation) on:
     Investments ...............................................     (62,580,273)
     Futures ...................................................         120,104
     Foreign currency related transactions .....................            (209)
---------------------------------------------------------------------------------
NET ASSETS .....................................................   $ 209,175,795
=================================================================================
CLASS 1:

NET ASSETS .....................................................     209,175,795
Shares outstanding ($0.01 par value; unlimited shares
   authorized) .................................................      13,075,935
Net asset value per share ......................................   $       15.99

See Notes to Financial Statements.

Statement of Operations

                                                                       S&P 500
FOR THE YEAR ENDED DECEMBER 31, 2008                                 INDEX FUND
---------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividend ..................................................   $   7,759,876
     Interest ..................................................          81,009
     Interest from affliated investments .......................         125,246
     Less: Foreign taxes withheld ..............................            (224)
---------------------------------------------------------------------------------
   TOTAL INCOME ................................................       7,965,907
---------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administrative fees ..........................       1,212,535
     Transfer agent ............................................              47
     Directors' fees ...........................................           9,194
     Custody and accounting expenses ...........................          48,530
     Professional fees .........................................          46,778
     Registration expenses .....................................          60,428
     Other expenses ............................................          44,267
---------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..............       1,421,779
---------------------------------------------------------------------------------
     Add: Expenses reimbursed by the adviser ...................         (10,051)
---------------------------------------------------------------------------------
     Net expenses ..............................................       1,411,728
---------------------------------------------------------------------------------
   NET INVESTMENT INCOME .......................................       6,554,179
=================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED LOSS ON:
       Investments .............................................     (23,269,775)
       Futures .................................................      (3,542,283)
     INCREASE (DECREASE) IN UNREALIZED
       APPRECIATION/(DEPRECIATION) ON:
       Investments .............................................    (134,842,154)
       Futures .................................................         128,151
       Foreign currency related transactions ...................            (209)
---------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ...........    (161,526,270)
---------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $(154,972,091)
=================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                    S&P 500
                                                                                   INDEX FUND
---------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED      YEAR ENDED
                                                                            DECEMBER 31,    DECEMBER 31,
                                                                               2008             2007
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income ..............................................   $   6,554,179   $   7,754,470
    Net realized gain (loss) on investments, futures and foreign
      currency transactions ............................................     (26,812,058)      9,156,721
    Net increase (decrease) in unrealized appreciation/(depreciation) on
      investments, futures and foreign currency translation ............    (134,714,212)      8,030,021
---------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations ....    (154,972,091)     24,941,212
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..............................................      (6,315,180)     (7,752,640)
    Net realized gains .................................................      (1,148,328)     (6,536,642)
---------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS ..................................................      (7,463,508)    (14,289,282)
---------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets resulting from operations and
    distributions ......................................................    (162,435,599)     10,651,930
---------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares .......................................       7,168,562      19,505,679
    Value of distributions reinvested ..................................       7,463,508      14,289,211
    Cost of shares redeemed ............................................     (90,446,405)    (94,126,068)
---------------------------------------------------------------------------------------------------------
    Net decrease from share transactions ...............................     (75,814,335)    (60,331,178)
---------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS .........................................    (238,249,934)    (49,679,248)

NET ASSETS
    Beginning of period ................................................     447,425,729     497,104,977
---------------------------------------------------------------------------------------------------------
    End of period ......................................................   $ 209,175,795   $ 447,425,729
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD .....................   $     210,811   $      14,693
---------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
    Shares sold ........................................................         343,939         718,872
    Issued for distributions reinvested ................................         473,269         535,778
    Shares redeemed ....................................................      (4,612,561)     (3,460,599)
---------------------------------------------------------------------------------------------------------
Net decrease in fund shares ............................................      (3,795,353)     (2,205,949)
=========================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the "Fund"), Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                 Level 1        Level 2       Level 3        Total
------------------------------------------------------------------------------------------
Investments in Securities     $ 207,975,483   $   677,823      $ --       $208,653,306
Other Financial Instruments         120,104            --        --            120,104

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

           Cost of             Gross Tax         Gross Tax       Net Tax Appreciation
       Investments for        Unrealized         Unrealized        (Depreciation)
        Tax Purposes         Appreciation       Depreciation       on Investments
-------------------------------------------------------------------------------------
      $      279,877,027   $    33,354,512   $   (104,578,233)  $        (71,223,721)

   Net Tax Appreciation/   Undistributed     Undistributed
     (Depreciation) on        Income/       Long-Term Gains/
   Derivatives, Currency    (Accumulated     (Accumulated       Post October Losses
   and Other Net Assets    Ordinary Loss)    Capital Loss)      (see Detail Below)
-----------------------------------------------------------------------------------
       $     (209)           $  210,811      $ (21,852,323)        $  (3,878,195)

As of December 31, 2008, the Fund has capital loss carryovers, as indicated below.

                        Amount              Expires
--------------------------------------------------------------------------------
                    $  21,852,323           12/31/16

During the year ended December 31, 2008, there were no capital loss carryover expirations. Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $3,878,195 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                Ordinary              Long-Term
                Income              Capital Gains            Total
--------------------------------------------------------------------------------
2008            $  6,315,180        $   1,148,328        $    7,463,508
2007               7,666,833            6,622,449            14,289,282

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

                     Undistributed
              (Distribution in Excess of)                Accumulated
                 Net Investment Income               Net Realized Gain
--------------------------------------------------------------------------------
                    $      (42,881)                    $     42,881

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENTS On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $5,529 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information).

4.    SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
                            Purchases       Sales
--------------------------------------------------------------------------------
                          $    47,936    $    84,159

                               Other Securities
--------------------------------------------------------------------------------
                            Purchases         Sales
--------------------------------------------------------------------------------
                          $ 13,169,925   $ 88,557,477

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the S&P 500 Index Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

                                /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500 Index Fund                $  1,148,328

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory and sub-advisory agreements with GE Asset Management Incorporated ("GEAM") and the Fund's sub-adviser, SSgA Funds Management, Inc., at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory and sub-advisory agreements, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and the sub-adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds that employ a similar investment strategy as the Fund.

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from the sub-adviser a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by, the sub-adviser. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management and the sub-adviser, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of the sub-adviser. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the sub-adviser's investment process.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the sub-adviser, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) effective processes used in overseeing the sub-adviser's activities and, with respect to Fund administration, controllership and compliance activities; (ii) highly skilled professionals with a depth of experience; (iii) access to significant technological resources from which the Fund may benefit; and (iv) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

In connection with their consideration of the services provided by the sub-adviser, the Board members focused on the sub-adviser's favorable attributes, including its substantial experience managing funds of this type, its investment philosophy and discipline, its high caliber investment and trading personnel, its systems and other resources, and its favorable history and reputation.

In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM and the sub-adviser were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and representatives of the sub-adviser about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel and the investment style and approach employed, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund, as well as those paid to the sub-adviser by GEAM, and the cost of the services provided by GEAM and the sub-adviser to the Fund. The Board members reviewed the information they had requested from GEAM and the sub-adviser concerning their profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members reviewed the assumptions and cost allocation methods used by the sub-adviser in preparing its profitability data.

The Board also considered the financial condition of GEAM and the sub-adviser for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM, and noted the fact that GEAM, and not the Fund, pays the sub-advisory fees to the sub-adviser. The Board members determined that GEAM and the sub-adviser should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and the sub-adviser from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM and the sub-adviser, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were at the higher end of the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members reviewed comparative fee information with respect to any comparable mutual fund client accounts managed by the sub-adviser and with respect to any other client accounts managed by the sub-adviser in a similar style to that of the Fund. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM and the sub-adviser may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
(AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; AND (III) ON THE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Small-Cap Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
Small-Cap Equity Fund                                                   Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................          1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................          2

NOTES TO SCHEDULE OF INVESTMENTS ....................................         11

FINANCIAL STATEMENTS

      Financial Highlights ..........................................         12

      Statement of Assets and Liabilities ...........................         13

      Statement of Operations .......................................         14

      Statements of Changes in Net Assets ...........................         15

      Notes to Financial Statements .................................         16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............         21

GE INVESTMENTS FUNDS, INC. - SMALL-CAP EQUITY FUND MEETING OF
   SHAREHOLDERS -- VOTING RESULTS ...................................         22

TAX INFORMATION .....................................................         25

ADVISORY AND ADMINISTRATIVE AGREEMENT APPROVALS AND RENEWALS ........         26

ADDITIONAL INFORMATION ..............................................         33

INVESTMENT TEAM .....................................................         36

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Russell 2000 Index (Russell 2000(R))* is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT INCORPORATED IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT INCORPORATED'S PRESENTATION THEREOF.

Small-Cap Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
DAVID WIEDERECHT

EFFECTIVE OCTOBER 1, 2008, THE SMALL-CAP EQUITY FUND WAS RESTRUCTURED FROM A FUND THAT UTILIZED A SINGLE SUB-ADVISER TO MANAGE THE FUND'S ASSETS, TO A MULTIPLE SUB-ADVISER FUND STRUCTURE THAT UTILIZES SEVERAL SUB-ADVISERS TO MANAGE THE FUND'S ASSETS. THE SMALL-CAP EQUITY FUND IS MANAGED BY DAVID WIEDERECHT, WHO IS VESTED WITH OVERSIGHT AUTHORITY OVER THE FUND'S SUB-ADVISERS THAT PROVIDE DAY-TO-DAY MANAGEMENT OF THE ASSETS OF THE FUND ALLOCATED TO THEM. MR. WIEDERECHT HAS FULL DISCRETION IN DETERMINING THE ASSETS THAT ARE ALLOCATED TO EACH SUB-ADVISER. THE CURRENT SUB-ADVISERS OF THE FUND ARE AS FOLLOWS: PALISADE CAPITAL MANAGEMENT L.L.C. (WHICH WAS PREVIOUSLY THE SOLE SUB-ADVISER); CHAMPLAIN INVESTMENT PARTNERS, LLC; GLOBEFLEX CAPITAL, LP; AND SOUTHERNSUN ASSET MANAGEMENT, INC. PLEASE REFER TO THE FUND PROSPECTUS FOR MORE INFORMATION REGARDING EACH SUB-ADVISER.

DAVID WIEDERECHT IS A DIRECTOR AND PRESIDENT -- INVESTMENT STRATEGIES AT GE ASSET MANAGEMENT SINCE FEBRUARY 2008. HE HAS SERVED AS PORTFOLIO MANAGER OF THE SMALL-CAP EQUITY FUND SINCE SEPTEMBER 2008. MR. WIEDERECHT JOINED GE ASSET MANAGEMENT IN 1988 AND HAS HELD VARIOUS POSITIONS AT GE ASSET MANAGEMENT INCLUDING VICE PRESIDENT -- ALTERNATIVE INVESTMENTS/PRIVATE EQUITY/HEDGE FUND FROM 1998 TO 2004, AND MANAGING DIRECTOR -- ALTERNATIVE INVESTMENTS FROM 2004 TO 2008, RESPONSIBLE IN BOTH POSITIONS FOR PORTFOLIO MANAGEMENT WITHIN THOSE STRATEGIES.

Q. HOW DID THE SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Small-Cap Equity Fund returned -37.59% for Class 1 shares and -37.20% for Class 4 shares (since inception date of May 1, 2008). The Russell 2000 Index, the Fund's benchmark, returned -33.79% and the Fund's Lipper peer group of 130 Small-Cap Core Funds returned an average of -35.54% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. In 2008, the Fund declined 37.6%, lagging the Russell 2000 Index's 33.8% decline for the same period. The main drivers of underperformance came from the health-care, financial and energy sectors. K-V Pharmaceutical created the bulk of the drag in healthcare while many of the Fund's holdings in financials came under intense pressure as the credit crisis hit these issues the hardest. Also, one of the Fund's holding in consumer staples, namely the Central European Distribution, detracted notably from Fund performance as a result of geopolitical concerns following Russia's invasion of Georgia.

--------------------------------------------------------------------------------
                                                                             Q&A

      The primary positive influences on the Fund came from good stock selection and a slight overweight in the auto and transportation and technology sectors. Key contributors in the auto and transportation sector included Old Dominion Freight Line, Inc. (+23.2%) and Genesee & Wyoming Inc. (+26.2%), while DRS Technologies, a supplier of defense products, is an example of positive stock selection in the technology sector. DRS Technologies was later acquired by the Italian technology company, Finmeccanica, in the fourth quarter of 2008.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. There were several changes made to the Fund during the fourth quarter of 2008. Most notably, the Fund was restructured from a Fund that utilizes a single sub-adviser to manage the Fund's assets, to a multiple sub-adviser structure that utilizes several sub-advisers to manage the Fund's assets. We believe that this new structure will provide the Fund with greater investment diversification by exposing the Fund to investment managers with different investment styles, while also allowing ample capacity for future asset growth. We also believe that the new structure will improve management of the Fund and potentially enhance performance in the long-term.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
--------------------------------------------------------------------------------

                           ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE        EXPENSES PAID
                       BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------
      Class 1                   1,000.00                     659.87                   4.34

      Class 4                   1,000.00                     658.60                   6.31
---------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------
      Class 1                   1,000.00                   1,019.86                   5.13

      Class 4                   1,000.00                   1,017.59                   7.45
---------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.01% FOR CLASS 1 SHARES AND 1.47% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-34.01)% FOR CLASS 1 SHARES AND (-34.14)% FOR CLASS 4 SHARES.

Small-Cap Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

       Small-Cap Equity Fund     Russell 2000 Index
      04/28/00         $10,000              $10,000
         12/00         $11,326              $ 9,650
         12/01         $12,455              $ 9,896
         12/02         $10,730              $ 7,876
         12/03         $13,317              $11,601
         12/04         $15,334              $13,728
         12/05         $16,796              $14,348
         12/06         $19,024              $16,983
         12/07         $19,478              $16,712
         12/08         $12,156              $11,065

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 4/28/00)
--------------------------------------------------------------------------------

                                 ONE      FIVE      SINCE      ENDING VALUE OF A
                                 YEAR     YEAR    INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Equity Fund          -37.59%   -1.81%     2.28%           $12,156
--------------------------------------------------------------------------------
Russell 2000 Index             -33.79%   -0.94%     1.17%           $11,065
--------------------------------------------------------------------------------
Lipper peer group average*     -35.54%   -1.67%
================================================================================

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

       Small-Cap Equity Fund     Russell 2000 Index
      05/01/08      $10,000.00           $10,000.00
         06/08      $ 9,535.65           $ 9,654.09
         09/08      $ 8,756.22           $ 9,546.67
         12/08      $ 6,280.21           $ 7,053.10

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                THREE      SIX      SINCE     ENDING VALUE OF A
                               MONTHS    MONTHS   INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Equity Fund          -28.28%   -34.14%   -37.20%          $6,280
--------------------------------------------------------------------------------
Russell 2000 Index             -26.12%   -26.94%   -29.47%          $7,053
--------------------------------------------------------------------------------
Lipper peer group average**    -26.11%   -29.44%
================================================================================

INVESTMENT PROFILE

A Fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal circumstances. The Fund uses a multi-sub-adviser investment strategy that combines both growth and value investment management styles.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $50,506 (in thousands)

                                   [PIE CHART]

Telecommunication Services                                               0.5%
Other Investments                                                        0.0%***
Industrials                                                             19.0%
Healthcare                                                              16.7%
Financials                                                              14.4%
Information Technology                                                  14.1%
Consumer Discretionory                                                  11.4%
Consumer Staples                                                         6.9%
Energy                                                                   6.4%
Short-Term                                                               4.9%
Materials                                                                4.3%
Utilities                                                                1.4%

TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Interactive Data Corp.                                                     1.75%
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                               1.45%
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. (REIT)                                    1.20%
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                 1.17%
--------------------------------------------------------------------------------
Sensient Technologies Corp.                                                1.11%
--------------------------------------------------------------------------------
Genesee & Wyoming, Inc. (Class A)                                          1.11%
--------------------------------------------------------------------------------
Teledyne Technologies Inc.                                                 1.03%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                                          0.97%
--------------------------------------------------------------------------------
Idacorp, Inc.                                                              0.94%
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                                       0.93%
================================================================================

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 130 AND 95 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 137 AND 136 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.7%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.2%

DynCorp International, Inc.
   (Class A) ..........................              3,900   $      59,163 (a)
Esterline Technologies Corp. ..........              2,583          97,870 (a)
Stanley Inc. ..........................              4,389         158,970 (a)
Teledyne Technologies Inc. ............             11,700         521,235 (a)
Forward Air Corp. .....................              4,785         116,132
UTI Worldwide, Inc. ...................              9,550         136,947
                                                                 1,090,317

AUTO COMPONENTS -- 0.2%

Exide Technologies ....................             11,400          60,306 (a)
Wonder Auto Technology, Inc. ..........             13,430          52,646 (a)
                                                                   112,952

BEVERAGES -- 0.4%

Central European
   Distribution Corp. .................              9,800         193,060 (a)

BIOTECHNOLOGY -- 1.4%

Alexion Pharmaceuticals, Inc. .........              1,200          43,428 (a)
Alkermes, Inc. ........................             10,400         110,760 (a)
Cubist Pharmaceuticals, Inc. ..........             11,500         277,840 (a)
Facet Biotech Corp. ...................              1,968          18,873 (a)
Martek Biosciences Corp. ..............              2,527          76,593
OSI Pharmaceuticals, Inc. .............              3,527         137,729 (a)
PDL BioPharma, Inc.                                  9,840          60,811
                                                                   726,034

BUILDING PRODUCTS -- 0.3%

Insteel Industries, Inc. ..............              7,468          84,314
NCI Building Systems, Inc. ............              2,800          45,640 (a)
                                                                   129,954

CAPITAL MARKETS -- 1.9%

Affiliated Managers Group, Inc. .......              4,925         206,456 (a)
GFI Group, Inc. .......................             29,500         104,430
Raymond James Financial, Inc. .........             24,000         411,120
Waddell & Reed Financial, Inc.
   (Class A) ..........................             16,000         247,360
                                                                   969,366

CHEMICALS -- 2.4%

Arch Chemicals, Inc. ..................             10,185         265,523
Koppers Holdings, Inc. ................              9,002         194,623
NewMarket Corp. .......................              2,621          91,499
Sensient Technologies Corp. ...........             23,400         558,792
Terra Industries, Inc. ................              6,000         100,020
                                                                 1,210,457

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.3%

Cullen/Frost Bankers, Inc. ............             11,700   $     592,956
Fulton Financial Corp. ................             16,700         160,654
Independent Bank Corp. ................              1,900          49,704
Sandy Spring Bancorp, Inc. ............              5,890         128,579
Sterling Bancorp ......................              8,776         123,127
SVB Financial Group ...................              7,100         186,233 (a)
Westamerica Bancorporation ............              6,300         322,245
Wilmington Trust Corp. ................              3,200          71,168
                                                                 1,634,666

COMMERCIAL SERVICES & SUPPLIES -- 3.4%

ABM Industries Inc. ...................             23,900         455,295
ATC Technology Corp. ..................              1,600          23,408 (a)
Comfort Systems USA, Inc. .............              9,200          98,072
Healthcare Services Group .............             12,300         195,939
Herman Miller, Inc. ...................              8,100         105,543
Mcgrath Rentcorp. .....................              1,440          30,758
Ritchie Bros Auctioneers Inc. .........              7,600         162,792
Schawk, Inc. (Class A) ................             12,800         146,688
Waste Connections, Inc. ...............             14,700         464,079 (a)
                                                                 1,682,574

COMMUNICATIONS EQUIPMENT -- 1.3%

BigBand Networks, Inc. ................             11,300          62,376 (a)
Cogo Group, Inc. ......................              8,562          41,611 (a)
CommScope, Inc. .......................             10,800         167,832 (a)
Comtech Telecommunications Corp. ......                698          31,982 (a)
Digi International, Inc. ..............              5,500          44,605 (a)
Oplink Communications, Inc. ...........              4,200          36,120 (a)
PC-Tel Inc. ...........................             12,100          79,497
Starent Networks Corp. ................              6,163          73,525 (a)
Viasat Inc. ...........................              4,300         103,544 (a)
                                                                   641,092

COMPUTERS & PERIPHERALS -- 0.1%

Super Micro Computer, Inc. ............              4,700          29,751 (a)

CONSTRUCTION & ENGINEERING -- 1.9%

Aecom Technology Corp. ................              3,500         107,555 (a)
Chicago Bridge & Iron Co N.V. .........             11,500         115,575
EMCOR Group, Inc. .....................              1,400          31,402 (a)
Michael Baker Corp. ...................              2,165          79,910 (a)
Quanta Services, Inc. .................             17,300         342,540 (a)
URS Corp. .............................              7,060         287,836 (a)
                                                                   964,818

CONSUMER FINANCE -- 0.4%

Cash America International, Inc. ......              1,800          49,230
Ezcorp Inc. (Class A) .................              4,500          68,445 (a)
First Cash Financial Services, Inc. ...              3,100          59,086 (a)
                                                                   176,761

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.4%

Aptargroup, Inc. ......................             11,200   $     394,688
Greif, Inc. (Class A) .................              2,200          73,546
Packaging Corporation of America ......             18,300         246,318
                                                                   714,552

DISTRIBUTORS -- 0.8%

LKQ Corp. .............................             36,000         419,760 (a)

DIVERSIFIED CONSUMER SERVICES -- 1.2%

K12, Inc. .............................              5,700         108,699 (a)
Matthews International Corp.
   (Class A) ..........................              6,400         234,752
Pre-Paid Legal Services, Inc. .........                900          33,561 (a)
Stewart Enterprises, Inc. (Class A) ...             57,400         172,774
Universal Technical Institute, Inc. ...              2,464          42,307 (a)
                                                                   592,093

DIVERSIFIED FINANCIAL SERVICES -- 0.3%

MSCI Inc. (Class A) ...................              9,600         170,496 (a)

ELECTRIC UTILITIES -- 0.9%

Idacorp, Inc. .........................             16,100         474,145

ELECTRICAL EQUIPMENT -- 1.1%

Baldor Electric Co. ...................              8,400         149,940
Brady Corp. (Class A) .................              4,800         114,960
GrafTech International Ltd. ...........              7,200          59,904 (a)
Woodward Governor Co. .................             10,600         244,012
                                                                   568,816

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%

Anixter International, Inc. ...........              1,915          57,680 (a)
Benchmark Electronics, Inc. ...........              6,985          89,199 (a)
CPI International, Inc. ...............              1,904          16,489 (a)
FARO Technologies, Inc. ...............              8,908         150,189 (a)
Mettler Toledo International, Inc. ....              4,000         269,600 (a)
National Instruments Corp. ............             12,142         295,779
Newport Corp. .........................             27,315         185,196 (a)
Plexus Corp. ..........................              5,134          87,021 (a)
Trimble Navigation Ltd. ...............              8,600         185,846 (a)
                                                                 1,336,999

ENERGY EQUIPMENT & SERVICES -- 3.1%

Atwood Oceanics, Inc. .................              3,040          46,451 (a)
Cal Dive International, Inc. ..........             12,800          83,328 (a)
Dril-Quip, Inc. .......................             11,700         239,967 (a)
Gulf Island Fabrication, Inc. .........              2,000          28,820
Gulfmark Offshore, Inc. ...............              1,800          42,822 (a)
Helix Energy Solutions Group, Inc. ....              5,200          37,648 (a)
HIS, Inc. (Class A) ...................              1,300          48,646 (a)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES          VALUE
--------------------------------------------------------------------------------
Lufkin Industries, Inc. ...............              1,255   $      43,298
NATCO Group, Inc. (Class A) ...........              6,000          91,080 (a)
Oceaneering International, Inc. .......              5,753         167,642 (a)
Oil States International, Inc. ........             19,800         370,062 (a)
PHI, Inc. .............................              3,202          44,860 (a)
Pioneer Drilling Co. ..................             18,000         100,260 (a)
RPC, Inc. .............................              5,219          50,937
Superior Energy Services, Inc. ........              8,000         127,440 (a)
T-3 Energy Services, Inc. .............              3,061          28,896 (a)
                                                                 1,552,157

FOOD & STAPLES RETAILING -- 0.2%

Spartan Stores, Inc. ..................              5,100         118,575

FOOD PRODUCTS -- 4.3%

American Dairy Inc. ...................              3,504          52,700 (a)
Darling International, Inc. ...........             40,625         223,031 (a)
Del Monte Foods Co. ...................             35,200         251,328
Hain Celestial Group, Inc. ............             15,000         286,350 (a)
Lancaster Colony Corp. ................             10,881         373,218
Lance, Inc. ...........................              9,600         220,224
Ralcorp Holdings, Inc. ................              6,400         373,760 (a)
Smithfield Foods, Inc. ................             28,900         406,623 (a)
                                                                 2,187,234

HEALTHCARE EQUIPMENT & SUPPLIES -- 6.3%

American Medical Systems
   Holdings, Inc. .....................             25,500         229,245 (a)
Analogic Corp. ........................                546          14,895
Angiodynamics, Inc. ...................              8,900         121,841 (a)
Arthrocare Corp. ......................              2,400          11,448 (a)
Conmed Corp. ..........................              4,650         111,321 (a)
ev3, Inc. .............................             16,000          97,600 (a)
Gen-Probe Inc. ........................              3,200         137,088 (a)
Greatbatch, Inc. ......................              4,800         127,008 (a)
Haemonetics Corp. .....................              1,800         101,700 (a)
Immucor, Inc. .........................             11,275         299,690 (a)
Integra LifeSciences Holdings Corp. ...              7,300         259,661 (a)
Masimo Corp. ..........................              4,116         122,780 (a)
Medical Action Industries, Inc. .......             25,600         256,000 (a)
Meridian Bioscience Inc. ..............              3,200          81,504
NuVasive, Inc. ........................              3,385         117,290 (a)
SonoSite, Inc. ........................              5,100          97,308 (a)
STERIS Corp. ..........................              2,741          65,483
SurModics, Inc. .......................              3,200          80,864 (a)
Teleflex Inc. .........................              4,830         241,983
Thoratec Corp. ........................              4,900         159,201 (a)
West Pharmaceutical Services, Inc. ....             11,100         419,247
Zoll Medical Corp. ....................              1,000          18,890 (a)
                                                                 3,172,047

HEALTHCARE PROVIDERS & SERVICES -- 4.5%

Amedisys, Inc. ........................              2,763         114,222 (a)
AMN Healthcare Services, Inc. .........             16,200         137,052 (a)

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
athenahealth, Inc. ....................              3,200   $     120,384 (a)
Bio-Reference Laboratories, Inc. ......              4,100         107,543 (a)
Chemed Corp. ..........................              2,375          94,454
Corvel Corp. ..........................                505          11,100 (a)
Healthways, Inc. ......................             20,000         229,600 (a)
HMS Holdings Corp. ....................              8,400         264,768 (a)
inVentiv Health, Inc. .................             10,000         115,400 (a)
Mednax, Inc. ..........................              9,600         304,320
Molina Healthcare, Inc. ...............             16,800         295,848 (a)
National Healthcare Corp. .............                900          45,576
Owens & Minor, Inc. ...................              6,200         233,430
Sun Healthcare Group Inc. .............              6,373          56,401 (a)
VCA Antech, Inc. ......................              6,400         127,232 (a)
                                                                 2,257,330
HEALTHCARE TECHNOLOGY -- 1.4%

Allscripts-Misys Healthcare
   Solutions, Inc. ....................              5,100          50,592
Computer Programs & Systems, Inc. .....             16,600         444,880
Eclipsys Corp. ........................              1,785          25,329 (a)
MedAssets, Inc. .......................              8,900         129,940 (a)
Phase Forward Inc. ....................              5,445          68,171 (a)
                                                                   718,912
HOTELS RESTAURANTS & LEISURE -- 0.9%

Cracker Barrel Old Country
   Store, Inc. ........................              9,300         191,487
Denny's Corp. .........................             40,980          81,550 (a)
Shuffle Master, Inc. ..................             12,300          61,008 (a)
Wendy's/Arby's Group Inc. .............             19,800          97,812
                                                                   431,857
HOUSEHOLD DURABLES -- 0.2%

Jarden Corp. ..........................              9,800         112,700 (a)

HOUSEHOLD PRODUCTS -- 0.5%

WD-40 Co. .............................              8,900         251,781

INSURANCE -- 4.1%

Alleghany Corp. .......................                160          45,120 (a)
Amtrust Financial Services, Inc. ......              2,400          27,840

Argo Group International
   Holdings Ltd. ......................              7,200         244,224 (a)
Arthur J Gallagher & Co. ..............              5,400         139,914
Employers Holdings, Inc. ..............              4,500          74,250
First Mercury Financial Corp. .........             16,930         241,422 (a)
HCC Insurance Holdings, Inc. ..........             27,400         732,950
National Interstate Corp. .............              6,400         114,368
Navigators Group, Inc. ................              8,000         439,280 (a)
                                                                 2,059,368
INTERNET & CATALOG RETAIL -- 0.2%

priceline.com Inc. ....................              1,100          81,015 (a)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.8%

AsiaInfo Holdings, Inc. ...............              3,800   $      44,992 (a)
comScore, Inc. ........................              9,600         122,400 (a)
Constant Contact, Inc. ................              8,000         106,000 (a)
Internet Capital Group Inc. ...........             11,000          59,950 (a)
Interwoven, Inc. ......................             10,000         126,000 (a)
j2 Global Communications, Inc. ........              4,787          95,932 (a)
NIC, Inc. .............................             12,800          58,880
Omniture, Inc. ........................              9,600         102,144 (a)
S1 Corp. ..............................              5,100          40,239 (a)
Vignette Corp. ........................              7,847          73,840 (a)
Vocus, Inc. ...........................              5,200          94,692 (a)
                                                                   925,069
IT SERVICES -- 1.8%

CSG Systems International, Inc. .......              2,200          38,434 (a)
Euronet Worldwide, Inc. ...............             17,785         206,484 (a)
Global Cash Access Holdings, Inc. .....             33,000          73,260 (a)
Hackett Group, Inc. ...................             19,524          57,010 (a)
iGate Corp. ...........................             16,737         108,958 (a)
Mastech Holdings, Inc. ................                186             443 (a)
Metavante Technologies, Inc. ..........                500           8,055 (a)
NeuStar, Inc. (Class A) ...............              9,658         184,758 (a)
Sapient Corp. .........................              5,600          24,864 (a)
SRA International, Inc. (Class A) .....              2,500          43,125 (a)
VeriFone Holdings, Inc. ...............              4,600          22,540 (a)
Virtusa Corp. .........................              4,585          25,859 (a)
Wright Express Corp. ..................              9,600         120,960 (a)
                                                                   914,750
LEISURE EQUIPMENT & PRODUCTS -- 0.5%

Polaris Industries, Inc. ..............              8,080         231,492

LIFE SCIENCES TOOLS & SERVICES -- 3.0%

Bio-Rad Laboratories, Inc. (Class A) ..              5,600         421,736 (a)
Bruker Corp. ..........................             30,670         123,907 (a)
Dionex Corp. ..........................              3,800         170,430 (a)
Luminex Corp. .........................              8,028         171,478 (a)
Techne Corp. ..........................              2,600         167,752
Varian, Inc. ..........................             13,900         465,789 (a)
                                                                 1,521,092
MACHINERY -- 6.3%

Actuant Corp (Class A) ................              6,400         121,728
AGCO Corp. ............................             10,460         246,751 (a)
American Railcar Industries, Inc. .....              1,118          11,773
Bucyrus International, Inc.
   (Class A) ..........................              2,100          38,892
Cascade Corp. .........................              8,990         268,441
Chart Industries, Inc. ................              3,552          37,758 (a)
CIRCOR International, Inc. ............              2,264          62,260
Clarcor, Inc. .........................              4,800         159,264
Harsco Corp. ..........................             10,400         287,872
IDEX Corp. ............................             13,400         323,610
Kaydon Corp. ..........................              8,000         274,800

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Kennametal Inc. .......................              9,600   $     213,024
Lincoln Electric Holdings, Inc. .......              1,200          61,116
Mueller Industries, Inc. ..............             11,800         295,944
Nordson Corp. .........................              5,800         187,282
Oshkosh Corp. .........................              4,900          43,561
RBC Bearings Inc. .....................              9,600         194,688 (a)
Robbins & Myers, Inc. .................              2,700          43,659
The Manitowoc Company, Inc. ...........              2,638          22,845
Trinity Industries Inc ................             16,200         255,312
                                                                 3,150,580
MARINE -- 0.1%

TBS International Ltd. ................              3,200          32,096 (a)

MEDIA -- 2.9%

Arbitron, Inc. ........................             17,500         232,400
Interactive Data Corp. ................             35,900         885,294
John Wiley & Sons, Inc. (Class A) .....              7,500         266,850
Morningstar, Inc. .....................              2,200          78,100 (a)
                                                                 1,462,644
METALS & MINING -- 1.5%

Commercial Metals Co. .................             18,000         213,660
Compass Minerals International, Inc. ..              8,000         469,280
Olympic Steel, Inc. ...................              2,700          54,999
                                                                   737,939
MULTI-UTILITIES -- 0.4%

OGE Energy Corp. ......................              8,795         226,735

OFFICE ELECTRONICS -- 0.3%

Zebra Technologies Corp. (Class A) ....              7,000         141,820 (a)

OIL, GAS & CONSUMABLE FUELS -- 3.5%

Clayton Williams Energy, Inc. .........                770          34,989 (a)
Comstock Resources, Inc. ..............              3,800         179,550 (a)
Concho Resources, Inc. ................              2,400          54,768 (a)
CVR Energy, Inc. ......................              6,900          27,600 (a)
Encore Acquisition Co. ................              5,700         145,464 (a)
Goodrich Petroleum Corp. ..............              3,800         113,810 (a)
James River Coal Co. ..................             17,100         262,143 (a)
Petroleum Development Corp. ...........                490          11,794 (a)
Petroquest Energy, Inc. ...............             26,300         177,788 (a)
Plains Exploration & Production Co. ...              6,400         148,736 (a)
Ship Finance International Ltd. .......              4,300          47,515
St. Mary Land & Exploration Co. .......              9,500         192,945
USEC, Inc. ............................             43,309         194,457 (a)
Whiting Petroleum Corp. ...............              4,800         160,608 (a)
                                                                 1,752,167

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.1%

Alberto-Culver Co. ....................              2,600   $      63,726
American Oriental Bioengineering,
   Inc. ...............................             14,423          97,932 (a)
Bare Escentuals, Inc. .................             19,100          99,893 (a)
Chattem, Inc. .........................              3,800         271,814 (a)
                                                                   533,365
PHARMACEUTICALS -- 0.3%

KV Pharmaceutical Co. (Class A) .......              1,700           4,896 (a)
Obagi Medical Products, Inc. ..........              7,105          53,003 (a)
The Medicines Co. .....................              5,743          84,594 (a)
                                                                   142,493
PROFESSIONAL SERVICES -- 1.3%

Administaff, Inc. .....................              9,600         208,128
CoStar Group, Inc. ....................              5,400         177,876 (a)
First Advantage Corp. (Class A) .......              7,400         104,710 (a)
Hudson Highland Group, Inc. ...........              5,887          19,722 (a)
Kforce, Inc. ..........................              9,214          70,764 (a)
LECG Corp. ............................              3,800          25,498 (a)
Spherion Corp. ........................             15,797          34,911 (a)
                                                                   641,609
REAL ESTATE INVESTMENT TRUSTS
   (REITS) -- 3.9%

BioMed Realty Trust, Inc. (REIT) ......             28,100         329,332
Digital Realty Trust, Inc. (REIT) .....             10,000         328,500
Federal Realty Investment Trust
   (REIT) .............................              4,400         273,152
Healthcare Realty Trust Inc. (REIT) ...             17,600         413,248
Omega Healthcare Investors,
   Inc. (REIT) ........................             38,100         608,457
                                                                 1,952,689
REAL ESTATE MANAGEMENT & DEVELOPMENT
    -- 0.2%

FirstService Corp. ....................              9,100         119,028 (a)

ROAD & RAIL -- 2.2%

Genesee & Wyoming, Inc. (Class A) .....             18,300         558,150 (a)
Landstar System, Inc. .................              4,800         184,464
Old Dominion Freight Line, Inc. .......             12,800         364,288 (a)
                                                                 1,106,902
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 1.6%

Ceva, Inc. ............................              4,407          30,849 (a)
Hittite Microwave Corp. ...............              7,000         206,220 (a)
IXYS Corp. ............................             11,466          94,709
Microsemi Corp. .......................              4,200          53,088 (a)
MIPS Technologies Inc. ................             25,500          28,305 (a)
Omnivision Technologies, Inc. .........              6,249          32,807 (a)
Rudolph Technologies, Inc. ............             21,200          74,836 (a)
Semtech Corp. .........................             18,400         207,368 (a)

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Silicon Image, Inc. ...................              8,900   $      37,380 (a)
Varian Semiconductor Equipment
   Associates, Inc. ...................              2,600          47,112 (a)
                                                                   812,674
SOFTWARE -- 4.9%

ACI Worldwide, Inc. ...................              6,800         108,120 (a)
Blackbaud, Inc. .......................             33,700         454,950
Blackboard, Inc. ......................              8,600         225,578 (a)
Concur Technologies, Inc. .............              5,707         187,304 (a)
Factset Research Systems, Inc. ........              6,400         283,136
Jack Henry & Associates, Inc. .........              6,400         124,224
Micros Systems Inc. ...................             18,600         303,552 (a)
NetSuite, Inc. ........................             11,200          94,528 (a)
Opnet Technologies, Inc. ..............              4,422          43,601 (a)
Parametric Technology Corp. ...........             26,800         339,020 (a)
Pegasystems, Inc. .....................              4,300          53,148
Solera Holdings, Inc. .................              6,300         151,830 (a)
Taleo Corp. (Class A) .................              6,400          50,112 (a)
Vasco Data Security
   International, Inc. ................              2,326          24,028 (a)
                                                                 2,443,131
SPECIALTY RETAIL -- 3.2%

Aaron Rents, Inc. .....................             18,400         489,808
Aeropostale, Inc. .....................             17,400         280,140 (a)
American Eagle Outfitters, Inc. .......             14,400         134,784
Systemax, Inc. ........................              4,532          48,810
The Buckle, Inc. ......................             14,050         306,571
The Wet Seal, Inc. (Class A) ..........             20,931          62,165 (a)
Tractor Supply Co. ....................              7,277         262,991 (a)
                                                                 1,585,269
TEXTILES APPAREL & LUXURY GOODS
    -- 0.9%

Columbia Sportswear Co. ...............              5,724         202,458
Deckers Outdoor Corp. .................                723          57,746 (a)
Fossil, Inc. ..........................              2,700          45,090 (a)
Skechers U.S.A. Inc. (Class A) ........              5,200          66,664 (a)
True Religion Apparel, Inc. ...........              1,800          22,392 (a)
Wolverine World Wide, Inc. ............              2,600          54,704
                                                                   449,054

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.3%

Washington Federal, Inc. ..............             11,007   $     164,665

TRADING COMPANIES & DISTRIBUTORS
    -- 0.4%

Applied Industrial Technologies,
   Inc. ...............................              5,300         100,276
Kaman Corp. ...........................              2,700          48,951
TAL International Group, Inc. .........              4,000          56,400
                                                                   205,627
TOTAL COMMON STOCK
   (COST $68,014,261) .................                         48,034,529

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $20) .........................                                 11 (c)

TOTAL INVESTMENTS IN SECURITIES
   (COST $68,014,281) .................                         48,034,540

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.9%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 1.02% ..........                          2,471,663 (b,d)
   (COST $2,471,663)

TOTAL INVESTMENTS
   (COST $70,485,924) .................                         50,506,203

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (0.6)% ..............                           (290,220)
                                                             -------------
NET ASSETS -- 100.0% ..................                      $  50,215,983
                                                             =============

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents 7-day yield.

(c) GEAM, the investment adviser of the Fund, also serves as the investment adviser to the GEI Investment Fund.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

REIT   Real Estate Investment Trust

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

SMALL-CAP EQUITY FUND

                                                 -------------------------------------------------------   --------------
                                                                           CLASS 1                            CLASS 4
                                                 -------------------------------------------------------   --------------
                                                 12/31/08(c)   12/31/07   12/31/06   12/31/05   12/31/04   12/31/08(c)**
                                                 -------------------------------------------------------   --------------
INCEPTION DATE ...............................         --            --         --         --    4/28/00     5/1/08
Net asset value, beginning of period .........   $  12.17      $  14.39   $  14.44   $  13.62   $  12.74   $  12.06
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ......................       0.09          0.06       0.05       0.02       0.08       0.02
  Net realized and unrealized gains/(losses)
    on investments ...........................      (4.67)         0.31       1.87       1.28       1.85      (4.51)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS      (4.58)         0.37       1.92       1.30       1.93      (4.49)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................       0.05          0.06       0.04       0.03       0.07       0.02
  Net realized gains .........................       0.06          2.53       1.93       0.45       0.98       0.06
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................       0.11          2.59       1.97       0.48       1.05       0.08
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............   $   7.48      $  12.17   $  14.39   $  14.44   $  13.62   $   7.49
=========================================================================================================================
TOTAL RETURN (a) .............................     (37.59)%        2.39%     13.27%      9.53%     15.15%    (37.20)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...   $ 50,210      $104,010   $127,381   $128,142   $117,158   $      6
  Ratios to average net assets:
    Net investment income ....................       0.46%         0.31%      0.31%      0.11%      0.67%     (0.01)%*
    Expenses .................................       0.94%(b)      0.87%      0.86%      0.86%      0.88%      1.39%(b)*
  Portfolio turnover rate ....................         85%           25%        52%        33%       101%        85%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

(c) Less than $0.01 per share of the distribution paid was from Return of Capital.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                          SMALL-CAP
                                                                            EQUITY
                                                                             FUND
-------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $68,014,261) ..........   $ 48,034,529
   Investments in affiliated securities, at market (cost $20) .......             11
   Short-term affiliated investments (at amortized cost) ............      2,471,663
   Receivable for investments sold ..................................        119,734
   Dividend receivable ..............................................         55,789
-------------------------------------------------------------------------------------
     TOTAL ASSETS ...................................................     50,681,726
-------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased ................................        328,088
   Payable for fund shares redeemed .................................         66,744
   Payable to GEAM ..................................................         36,289
   Accrued other expenses ...........................................         28,998
   Options written, at market (premium $38,241) .....................            585
   Other liabilities ................................................          5,039
-------------------------------------------------------------------------------------
     TOTAL LIABILITIES ..............................................        465,743
-------------------------------------------------------------------------------------
NET ASSETS ..........................................................   $ 50,215,983
=====================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ..................................................     75,169,996
   Undistributed net investment income ..............................         15,574
   Accumulated net realized loss ....................................     (5,027,511)
   Net unrealized appreciation/(depreciation) on:
     Investments ....................................................    (19,979,732)
     Written options ................................................         37,656
-------------------------------------------------------------------------------------
NET ASSETS ..........................................................   $ 50,215,983
=====================================================================================

CLASS 1:

NET ASSETS ..........................................................     50,209,705
Shares outstanding ($0.01 par value; unlimited shares authorized) ...      6,715,711
Net asset value per share ...........................................   $       7.48

CLASS 4:

NET ASSETS ..........................................................          6,278
Shares outstanding ($0.01 par value; unlimited shares authorized) ...            838
Net asset value per share ...........................................   $       7.49

See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                          SMALL-CAP
                                                                            EQUITY
                                                                             FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividend .......................................................   $  1,057,023
     Interest .......................................................            388
     Interest from affliated investments ............................         28,036
     Less: Foreign taxes withheld ...................................           (200)
-------------------------------------------------------------------------------------
   TOTAL INCOME .....................................................      1,085,247
-------------------------------------------------------------------------------------

   EXPENSES:
     Advisory and administrative fees ...............................        666,008
     Distributors Fees (Note 4)
       Class 4 ......................................................             25
     Transfer agent .................................................         12,075
     Directors's fees ...............................................          2,143
     Custody and accounting expenses ................................         33,982
     Professional fees ..............................................         26,576
     Registration expenses ..........................................          3,201
     Other expenses .................................................         13,000
-------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...................        757,010
-------------------------------------------------------------------------------------
     Add: Expenses reimbursed by the adviser ........................         (3,466)
-------------------------------------------------------------------------------------
     Net expenses ...................................................        753,544
-------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ............................................        331,703
=====================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

     REALIZED GAIN (LOSS) ON:
       Investments ..................................................     (4,578,945)
       Futures ......................................................       (395,800)
       Written options ..............................................            595

     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
       Investments ..................................................    (29,560,347)
       Futures ......................................................            (10)
       Written options ..............................................         37,666
-------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ................    (34,496,841)
-------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $(34,165,138)
=====================================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                         SMALL-CAP
                                                                                           EQUITY
                                                                                            FUND
---------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED        YEAR ENDED
                                                                                DECEMBER 31,      DECEMBER 31,
                                                                                    2008              2007
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..............................................   $       331,703   $       284,288
      Net realized gain (loss) on investments, futures, written options
         and foreign currency transactions ...............................        (4,974,150)       10,756,527
      Net decrease in unrealized appreciation/(depreciation)
         on investments, futures, written options and
         foreign currency translation ....................................       (29,522,691)       (7,235,808)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations ....       (34,165,138)        3,805,007
---------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income
         Class 1 .........................................................          (359,420)         (410,572)
         Class 4 .........................................................               (20)               --
      Net realized gains
         Class 1 .........................................................          (379,020)      (17,923,908)
         Class 4 .........................................................               (47)               --
---------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...................................................          (738,507)      (18,334,480)
---------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions ....       (34,903,645)      (14,529,473)
---------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
         Class 1 .........................................................        11,808,695         2,430,205
         Class 4 .........................................................            10,000                --
      Value of distributions reinvested
         Class 1 .........................................................           738,440        18,334,520
         Class 4 .........................................................                67                --
      Cost of shares redeemed
         Class 1 .........................................................       (31,447,731)      (29,605,821)
         Class 4 .........................................................                --                --
---------------------------------------------------------------------------------------------------------------
      Net decrease from share transactions ...............................       (18,890,529)       (8,841,096)
---------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ..........................................       (53,794,174)      (23,370,569)

NET ASSETS
   Beginning of period ...................................................       104,010,157       127,380,726
---------------------------------------------------------------------------------------------------------------
   End of period .........................................................   $    50,215,983   $   104,010,157
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD .......................   $        15,574   $        36,460
---------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ..............................................................         1,338,034           159,845
Issued for distributions reinvested ......................................           101,854         1,494,256
Shares redeemed ..........................................................        (2,946,942)       (1,960,515)
--------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ..............................................        (1,507,054)         (306,414)
===============================================================================================================
CLASS 4
Shares sold ..............................................................               829                --
Issued for distributions reinvested ......................................                 9                --
---------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..............................................               838                --
===============================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.  ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund (the "Fund"), International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser' s own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                Level 1     Level 2   Level 3      Total
---------------------------------------------------------------------------
Investments in Securities     $50,506,192     $11       $--     $50,506,203
Other Financial Instruments          (585)     --        --            (585)

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Funds's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                  Net Tax
       Cost of             Gross Tax         Gross Tax         Appreciation/
   Investments for        Unrealized        Unrealized         (Depreciation)
     Tax Purposes        Appreciation      Depreciation        on Investments
-------------------------------------------------------------------------------
     $70,596,167           $934,372        $(21,024,336)       $(20,089,964)

Net Tax Appreciation/   Undistributed      Undistributed
  (Depreciation) on         Income/      Long-Term Gains/
Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
 and Other Net Assets   Ordinary Loss)     Capital Loss)     (see Detail Below)
-------------------------------------------------------------------------------
       $37,664              $15,574         $(430,701)          $(4,486,586)

As of December 31, 2008, the Fund has capital loss carryovers as follows:

            Amount                           Expires
---------------------------------------------------------------
           $430,701                         12/31/16

Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $4,486,586 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                             Long-Term
                Ordinary      Capital     Return of
                 Income        Gains       Capital       Total
-----------------------------------------------------------------
2008           $  348,614   $   379,085   $  10,808   $   738,507
2007            3,273,697    15,060,783          --    18,334,480

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

     Undistributed
     (Distribution
     in Excess of)
     Net Investment             Accumulated                Paid In
        Income               Net Realized Gain             Capital
--------------------------------------------------------------------------------
        $6,851                    $3,957                  $(10,808)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENTS On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

4.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.80% (prior to October 1, 2008) and 0.95% (effective October 1, 2008).

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $1,263 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, the assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; and (iv) SouthernSun Asset Management, Inc. GEAM is responsible for allocating the Fund's assets among the sub-advisers in its discretion (Allocated Assets), and for managing the Fund's cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board.

For their services, GEAM pays each sub-adviser an investment sub-advisory fees, which are calculated as a percentage of the average daily net assets of the respective Allocated Assets that they manage.

6.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
                     Purchases                      Sales
--------------------------------------------------------------------------------
                       $ --                         $ --

                                Other Securities
--------------------------------------------------------------------------------
                     Purchases                      Sales
--------------------------------------------------------------------------------
                   $68,120,091                   $89,933,051

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

OPTIONS During the period ended December 31, 2008, the following option contracts were written.

                                               Number of
                                               Contracts             Premium
--------------------------------------------------------------------------------
Balance as of December 31, 2007                   --                 $    --
Written                                          122                  39,894
Closed and expired                                 5                   1,617
--------------------------------------------------------------------------------
Balance as of December 31, 2008                  117                 $38,259
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Small-Cap Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small-Cap Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                          /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

GE Investments Funds, Inc. - Small-Cap Equity Fund
Meeting Of Shareholders -- Voting Results                            (unaudited)
--------------------------------------------------------------------------------

On August 6, 2008, the Company held a special meeting of shareholders of the Fund. Shareholders of record on June 12, 2008 were entitled to vote on the proposals. At the meeting, each of the following proposals was approved and the following votes were recorded:

PROPOSAL 1:
--------------------------------------------------------------------------------
Approval of a new sub-advisory agreement with the Fund's current sub-adviser and new sub-advisory agreements with each of the three proposed new sub-advisers, as follows:

      A. a new sub-advisory agreement with the Fund's current sub-adviser, Palisade Capital Management LLC

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,772,357                88.38%                      88.45%
Against                  340,919                 4.45%                       4.45%
Abstain                  543,709                 7.10%                       7.10%
Broker Non-votes              --                   --                          --
Total                  7,656,958                99.92%                        100%

      B. a new sub-advisory agreement with a proposed new sub-adviser, Champlain Investment Partners, LLC (under its current ownership)

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,788,460                88.59%                      88.66%
Against                  332,681                 4.34%                       4.34%
Abstain                  535,845                 6.99%                       7.00%
Broker Non-votes              --                   --                          --
Total                  7,656,986                99.92%                        100%

      C. a new sub-advisory agreement with a proposed new sub-adviser, Champlain Investment Partners, LLC (after its ownership changes)

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,758,601                88.20%                      88.27%
Against                  350,814                 4.58%                       4.58%
Abstain                  547,571                 7.15%                       7.15%
Broker Non-votes              --                   --                          --
Total                  7,656,986                99.92%                        100%

      D. a new sub-advisory agreement with a proposed new sub-adviser, GlobeFlex Capital, LP

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,787,924                88.58%                      88.65%
Against                  339,064                 4.42%                       4.43%
Abstain                  529,999                 6.92%                       6.92%
Broker Non-votes              --                   --                          --
Total                  7,656,987                99.92%                        100%

      E. a new sub-advisory agreement with a proposed new sub-adviser, SouthernSun Asset Management, Inc.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,785,099                88.54%                      88.61%
Against                  341,889                 4.46%                       4.47%
Abstain                  529,999                 6.92%                       6.92%
Broker Non-votes              --                   --                          --
Total                  7,656,987                99.92%                        100%

GE Investments Funds, Inc.
Meeting Of Shareholders -- Voting Results                            (unaudited)
--------------------------------------------------------------------------------

PROPOSAL 2:
--------------------------------------------------------------------------------
Approval of an amendment to the Investment Advisory and Administration Agreement to increase the management fee rate paid by the Fund to GE Asset Management Incorporated ("GEAM"), the Fund's investment adviser, and to reflect various additional responsibilities related to a fund with multiple sub-advisers.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,398,538                83.50%                      83.57%
Against                  750,552                 9.79%                       9.80%
Abstain                  507,896                 6.63%                       6.63%
Broker Non-votes              --                   --                          --
Total                  7,656,986                99.92%                        100%

PROPOSAL 3:
--------------------------------------------------------------------------------
Approval of the use of a "manager of managers" arrangement whereby GEAM, as the Fund's investment adviser, under certain circumstances, will be able to hire and replace sub-advisers to the Fund without obtaining shareholder approval.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,662,179                86.94%                      87.01%
Against                  503,666                 6.57%                       6.58%
Abstain                  491,142                 6.41%                       6.41%
Broker Non-votes              --                   --                          --
Total                  7,656,987                99.92%                        100%

PROPOSAL 4:
--------------------------------------------------------------------------------
Approval of the amendment or reclassification of each of the following fundamental investment policies of the Fund:

      A.    To amend the Fund's investment policies on senior securities.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,709,557                87.56%                      87.63%
Against                  399,241                 5.21%                       5.21%
Abstain                  548,188                 7.15%                       7.16%
Broker Non-votes              --                   --                          --
Total                  7,656,986                99.92%                        100%

      B.    To amend the Fund's investment policy on real estate investments.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,742,607                87.99%                      88.06%
Against                  372,349                 4.86%                       4.86%
Abstain                  542,031                 7.07%                       7.08%
Broker Non-votes              --                   --                          --
Total                  7,656,987                99.92%                        100%

      C.    To amend the Fund's investment policy on making loans.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative            6,695,590                87.38%                      87.44%
Against                  419,460                 5.47%                       5.48%
Abstain                  541,936                 7.10%                       7.08%
Broker Non-votes              --                   --                          --
Total                  7,656,986                99.94%                        100%

GE Investments Funds, Inc.
Meeting Of Shareholders -- Voting Results                            (unaudited)
--------------------------------------------------------------------------------

      D. To amend the Fund's investment policy on borrowing.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative          6,697,627                  87.40%                      87.47%
Against                413,510                   5.40%                       5.40%
Abstain                545,849                   7.12%                       7.13%
Broker Non-votes            --                     --                          --
Total                7,656,986                  99.92%                        100%

      E. To amend the Fund's investment policy on diversification.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative          6,694,564                  87.36%                      87.43%
Against                413,728                   5.40%                       5.40%
Abstain                548,694                   7.16%                       7.17%
Broker Non-votes            --                     --                          --
Total                7,565,986                  99.92%                        100%

      F. To amend the Fund's investment policy on commodities.

                   No. of Shares   % of Outstanding Shares/Dollars   % of Shares Present
----------------------------------------------------------------------------------------
Affirmative          6,672,394                  87.07%                      87.14%
Against                443,982                   5.79%                       5.80%
Abstain                540,610                   7.05%                       7.06%
Broker Non-votes            --                     --                          --
Total                7,656,986                  99.92%                        100%

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                  PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Small-Cap Equity Fund            $379,085

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the restructuring of the Fund from having a single sub-adviser to having a multi-manager Fund with several sub-advisers, at meetings held on March 12 and May 5, 2008. In connection with this restructuring, the Board also approved an amendment to the Fund's Investment Advisory and Administration Agreement with GE Asset Management Incorporated ("GEAM"), an amended form of Investment Sub-Advisory Agreement with the Fund's sub-adviser, Palisade Capital Management, L.L.C. ("Palisade"), and a new Investment Sub-Advisory Agreement with each of the three new sub-advisers to the Fund: Champlain Investment Partners, LLC ("Champlain"), GlobeFlex Partners, LP ("GlobeFlex") and SouthernSun Asset Management, Inc. ("SouthernSun"). The Fund's restructuring was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 6, 2008. Please refer to the next section of this Annual Report for the Voting Results of the Special Meeting of Shareholders.

The Fund Board also subsequently considered and unanimously approved the continuance of the Fund's investment advisory agreement with GEAM and investment sub-advisory agreement with Palisade at meetings held on December 5 and December 12, 2008.

FUND RESTRUCTURING -- ADVISORY AGREEMENT APPROVALS (MARCH 12 AND MAY 5, 2008)

As discussed with the Board on December 12, 2007 and at prior 2007 Board meetings, GEAM was concerned about the Fund's potential investment capacity constraints. GEAM was also concerned that the size of the Fund could exceed the investment capacity of Palisade, the Fund's sole sub-adviser at that time. Although declines in the Fund's assets had reduced the urgency of this concern, both GEAM and the Board determined that the Fund's proposed amendments to the Fund's current advisory and sub-advisory agreements to increase the fee rates and to provide for a multiple sub-adviser structure, and the proposed addition of three sub-advisers, were in the best interests of Fund shareholders. The Board noted that the use of multiple sub-advisers has important potential advantages in addition to increased investment capacity including investment style variety, potentially greater diversification and exposure to different managers.

In connection with each of these approvals, the Board considered and discussed a substantial amount of information and analysis provided by GEAM and each of the sub-advisers. GEAM explained the specific reasons for each of its recommendations and that each of these items would need to be approved by Fund shareholders, which would involve a proxy solicitation and a Special Shareholder Meeting. GEAM described the process and the estimated costs of such a proxy solicitation and shareholder meeting. The Board also considered detailed information regarding expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board had the opportunity to ask questions and request additional information in connection with its considerations. The materials detailed, among other things, the performance history of the Fund and each of the proposed sub-advisers, the Fund's current and proposed fee structure and detailed information about each proposed sub-adviser and its respective professional staff including its investment philosophy, experience and expertise in small-cap equity investments and servicing institutional clients.

During the meetings, the Board members reviewed each of the proposals with management of GEAM and independent legal counsel. The independent Board members discussed each proposal in detail during an executive session with their independent legal counsel at which no representatives of GEAM or the sub-advisers were present. The Board members noted that the basis for their December 2007 renewal of the current advisory agreement with GEAM and sub-advisory agreement with Palisade would remain the basis for their approval of the new agreements with those entities, subject to new consideration of the higher fee rates proposed, the additional services to be provided by GEAM and the multiple sub-adviser structure.

The Board members also had an opportunity to discuss this information with GEAM managers (including representatives from the legal, compliance and finance

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

departments, and investment personnel) and representatives of each of the sub-advisers. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the proposed new structure.

In reaching their determinations relating to the approval of the amendments to the Fund's advisory and subadvisory agreements and the proposed new subadvisory agreements, the Board considered all factors that it deemed relevant including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED.

The Board members reviewed the services provided by GEAM and Palisade and those services expected to be provided by the proposed sub-advisers. The Board members focused on its past experience with GEAM and Palisade and GEAM's report of its diligent review of the proposed sub-advisers, assisted by information provided by an independent consulting firm, which had been retained by GEAM at GEAM's expense, to assist in the proposed restructuring of the Fund and the selection of potential new sub-advisers.

In connection with their consideration of GEAM's services specifically, the Board members considered their extensive past experiences with GEAM. The Board noted GEAM's significant additional responsibilities associated with selecting and managing the new sub-advisers, assessing whether to retain or terminate any such sub-adviser, designing and supervising the Fund's new strategy of allocating assets among sub-advisers employing different management styles, monitoring each sub-adviser's portfolio activities for compliance purposes, and other duties that would be required for a multiple sub-adviser structure. The Board expects that these additional services also will be of a high quality and should benefit the Fund.

With respect to each of the new sub-advisers, the Board believes the quality of the services is related in part to: (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments; and (iii) experienced professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of strategies they manage.

In light of the foregoing, the Board, including the independent Board members, concluded that the services provided and expected to be provided by GEAM, Palisade and the proposed sub-advisers would be satisfactory, of high quality, and would have the potential to benefit the Fund.

INVESTMENT PERFORMANCE OF THE FUND AND SUB-ADVISERS.

The Board considered the investment performance of the Fund for various periods. In considering the proposed new structure, the Board focused on GEAM's proposed investment approach for the Fund and information provided by GEAM about the potential for the new structure to improve consistency of performance.

The Board reviewed detailed comparisons of performance information provided by each of Palisade and the proposed sub-advisers compared to relevant securities indices and peer groupings with respect to various periods noting that Palisade had experienced periods of underperformance, a substantial portion of which occurred in 2003, and that more recent performance had shown relative improvement. The Board noted that, prior to the executive session, it met with each proposed new sub-adviser and engaged in detailed discussions about its investment processes, focusing on the number and experience of portfolio management and supporting personnel and its investment style and approach employed, in light of current market conditions. The Board members discussed the extent to which the new sub-advisers expected investment approaches would be consistent with GEAM's articulated long-term approach and overall investment philosophy.

The Board then considered the proposed variety of investment styles, as represented by the combination of Palisade and the new sub-advisers, in the proposed multi-

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

manager structure. The Board reviewed GEAM's presentation detailing each new sub-adviser's investment style, and noted that SouthernSun would represent a value style approach and GlobeFlex would represent a growth style approach to small-cap investments. The Board further noted that both Champlain and Palisade would represent a core style approach to small-cap investments. The Board engaged in a discussion with GEAM's management regarding the benefits to the Fund of employing several sub-advisers with different investing styles, noting that exposures to various investment styles can complement one another with respect to the Fund's overall performance.

Taking these factors into consideration, the Board, including the independent members, found the historical performance of the Fund and each of the proposed sub-advisers to be satisfactory.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board considered the cost of the services provided by GEAM. GEAM explained that pursuant to the Fund advisory agreement with GEAM, GEAM receives a management fee from the Fund. Under the current Fund advisory agreement with GEAM, the Fund is charged an annual management fee rate of 0.80% of its average daily net assets. Under the proposed amended Fund advisory agreement with GEAM, the Fund would be charged an annual management fee rate of 0.95% of its average daily net assets.

The Board reviewed actual and pro-forma information concerning GEAM's profitability from the fees and services provided to the Fund currently and, as proposed, and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services to be provided by GEAM to the Fund and noted the fact that GEAM, and not the Fund, would pay the sub-advisory fees to the multiple sub-advisers. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund and, as described above, recognized the additional services it would provide and costs it would incur under the new structure. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent Board members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

The Board reviewed the proposed increase in the management fee rate and noted that a substantial portion of the increase would be consumed by higher fee rates charged to GEAM by the various new sub-advisers, and the same likely would be true with respect to any sub-adviser that would replace a new sub-adviser if that change were to occur. The consensus of the Board was the GEAM's profitability from the fee rate increase would likely remain at a reasonable level.

The Board also considered that the proposed increase in fees to be paid to Palisade and the fees to be paid to each new sub-adviser had been negotiated at arm's-length, and that GEAM used its influence with respect to the total assets it proposes to be managed by each of the sub-advisers to obtain what it regards as the most favorable and reasonably available fee arrangement, based on the expected relative allocation of the Fund's assets. Given the arm's-length nature of the initial arrangements, the Board did not examine the specific levels of profitability for each new sub-adviser. The Board noted that although the fee rate to be paid to Palisade would increase, the amount of assets to be managed by Palisade would decrease under the new structure and therefore the total fees paid to Palisade for services provided to the Fund was expected to be less than in prior periods.

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of significant sums to support its substantial infrastructure and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

The Board also noted that certain of the proposed sub-advisers had agreed to modest break points in their fees for larger asset levels, whereas GEAM's proposed fee does not have a break point. The Board was comfortable that GEAM's general practice of being paid lower fee levels for a smaller asset base effectively results in an advance sharing of the economies of scale that may be enjoyed as the Fund grows, rather than specifying a higher rate fee for lower asset levels. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fees because GEAM will pay Palisade and the new sub-advisers out of its advisory fee received from the Fund.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board discussed the services to be provided to the Fund by GEAM and the fees charged to the Fund for those services. The Board members reviewed information regarding the expected fee and expense ratio for the Fund and comparative information with respect to similar products. They discussed the Fund's figures, which were very competitive within the applicable peer group range. The Board noted that the proposed advisory fee would exceed the Lipper peer group average. The Board's consensus was that this higher fee rate still compares favorably to the applicable peer group given the high quality of services and the multiple sub-adviser structure.

The Board also discussed the services provided to the Fund by Palisade and expected to be provided by the proposed sub-advisers and the fees charged to GEAM for those services. The Board members discussed that the proposed fees were competitive with applicable peer group averages. They noted that the increase in fees paid to Palisade would cause Palisade's compensation to be within the range of compensation paid to the proposed sub-advisers, which the Board understood to be appropriate in order to continue to retain Palisade as a sub-adviser of substantially decreased assets. The Board, including the independent Board members, concluded that, based on this information, the proposed advisory and sub-advisory fees would be reasonable in light of the services expected to be provided to the Fund.

FALL-OUT BENEFITS.

The Board previously considered actual and potential financial benefits that GEAM may derive from its relationship with the Fund. The Board noted, however, that the Fund benefits from the vast array of resources available through GEAM, and the Fund represents only a small portion of the assets managed by GEAM. The Board also considered that there may be financial benefits that Palisade and the proposed sub-advisers derive from their relationship with GEAM and the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees and expenses for the Fund.

CONCLUSION.

No single factor was determinative to the Board's decision. Based on their discussion and such other matters as were deemed relevant, the Board members,

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

including the independent Board members, concluded that the proposed amendments to the Fund's current advisory and subadvisory agreements and the new subadvisory agreements were in the best interests of the Fund and its shareholders.

ADVISORY AGREEMENT RENEWALS (DECEMBER 5 AND DECEMBER 12, 2008)

In considering whether to approve the Fund's investment advisory with GEAM and investment sub-advisory agreement with Palisade, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and Palisade. The Board was not asked to review the sub-advisory agreements with Champlain, GlobeFlex and SouthernSun due to the fact that the three new investment sub-advisory agreements were effective October 1, 2008 and have an initial term of two years; thus, they do not require renewal at this time and will be reviewed during next year's contract renewal process. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by Lipper. The Board members reviewed the fees charged by GEAM for other mutual funds that employ a similar investment strategy as the Fund.

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or Palisade were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from Palisade a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by, Palisade. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements at the March 12 and May 5, 2008 Board meetings, noting that much of the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information recently presented. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning their investment processes.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and Palisade, taking into account their extensive past experiences with each of them. In connection with their consideration of GEAM's services, including the new services being provided by GEAM in connection with the multiple sub-adviser structure as discussed above, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance;
(ii) effective processes used in overseeing the activities of multiple sub-advisers and, with respect to Fund administration, controllership and compliance activities, especially in connection with the new "manager-of-managers" structure; (iii) highly

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

skilled professionals with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by Palisade, the Board members focused on Palisade's favorable attributes relating to its investment philosophy and discipline, its experienced investment and trading personnel, its systems and other resources, including research capabilities, and its satisfactory history and reputation. The Board members also considered Palisade's ability to effectively manage its portion of the Fund's assets in conformity with the Fund's investment objective and strategies.

In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM and Palisade were satisfactory and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members considered the new multiple sub-adviser structure and GEAM's processes to allocate among, and oversee the activities of, multiple sub-advisers. The Board members also engaged in detailed discussions with GEAM management about its investment processes, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed by Palisade and the likely market cycles for the investment style, in light of current market conditions, noting that the Fund employs several sub-advisers with different investing styles. The Board considered the potential benefits to the Fund of employing several sub-advisers with different investing styles because, as noted above, exposures to various investment styles can complement one another with respect to the Fund's overall performance.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund, as well as those paid to Palisade by GEAM, and the cost of the services provided by GEAM and Palisade to the Fund. The Board members reviewed the information they had requested from GEAM and Palisade concerning their profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members reviewed the assumptions and cost allocation methods used by Palisade in preparing its profitability data.

The Board also considered the financial condition of GEAM and Palisade for various past periods. The Board members noted and discussed the services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board discussed the fact that GEAM is performing additional services related to the allocation of assets among, and oversight of, multiple sub-advisers as a result of the Fund's new "manager-of-managers" structure and noted that GEAM, and not the Fund, pays the sub-advisory fees to Palisade and the other sub-advisers out of its advisory fee. The Board members determined that GEAM and Palisade should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested.

Advisory and Administrative Agreement
Approvals and Renewals                                               (unaudited)
--------------------------------------------------------------------------------

Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and Palisade from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

As noted above, the Board also recognized that certain of the sub-advisers, including Palisade, agreed to modest breakpoints in its subadvisory fees for larger asset levels. While GEAM's advisory fee does not contain any breakpoints, the Board was comfortable that GEAM's general practice of being paid lower fee levels for a smaller asset base effectively results in an advance sharing of the economies of scale that may be enjoyed as the Fund grows, rather than specifying a higher rate fee for lower asset levels.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM and Palisade, and the fees charged for those services, especially in light of the new services required of GEAM to oversee multiple sub-advisers. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members also reviewed comparative fee information with respect to comparable funds and other client accounts managed by Palisade in a similar style to that of the Fund. As noted above, the increase in fees paid to Palisade brought Palisade's compensation in line with the compensation paid to the Fund's other sub-advisers, which the Board understood to be appropriate in order to continue to retain Palisade as a sub-adviser of substantially decreased assets. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM and Palisade may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratios are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------

The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
(AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE
OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED

3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.

MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.

Real Estate Securities Fund

Annual Report

DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.

Real Estate Securities Fund                                             Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ......................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ................................    2

NOTES TO SCHEDULE OF INVESTMENTS ..........................................    7

FINANCIAL STATEMENTS

   Financial Highlights ...................................................    8

   Statement of Assets and Liabilities ....................................    9

   Statement of Operations ................................................   10

   Statements of Changes in Net Assets ....................................   11

   Notes to Financial Statements ..........................................   12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   18

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .............................   19

ADDITIONAL INFORMATION ....................................................   22

INVESTMENT TEAM ...........................................................   25

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

NAREIT Equity Index is an unmanaged index of all tax-qualified real estate investment trusts (REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                                                           Q & A

URDANG SECURITIES MANAGEMENT, INC. (URDANG) IS THE SUB-ADVISER FOR THE REAL ESTATE SECURITIES FUND. URDANG IS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL MANAGEMENT, INC. (URDANG CAPITAL). URDANG CAPITAL IS WHOLLY OWNED BY THE BANK OF NEW YORK MELLON CORPORATION (BANK OF NEW YORK) AND OPERATES AS PART OF BANK OF NEW YORK'S ASSET MANAGEMENT DIVISION. AS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL, URDANG IS A SECOND TIER SUBSIDIARY OF BANK OF NEW YORK. URDANG IS A REGISTERED INVESTMENT ADVISER THAT WAS FORMED IN 1995 TO FOCUS EXCLUSIVELY ON OPPORTUNITIES IN THE REAL ESTATE SECURITIES MARKET, INCLUDING PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (REITS).

THE REAL ESTATE SECURITIES FUND IS CO-MANAGED BY DEAN FRANKEL, CFA AND ERIC ROTHMAN, CFA.

DEAN FRANKEL IS A SENIOR PORTFOLIO MANAGER, NORTH AMERICA REAL ESTATE SECURITIES STRATEGY, AT URDANG AND SERVES AS THE SENIOR PORTFOLIO MANAGER TO THE FUND. HE JOINED URDANG IN 1997 AND HAS OVER 11 YEARS OF REAL ESTATE SECURITIES INVESTMENT EXPERIENCE. MR. FRANKEL IS RESPONSIBLE FOR MANAGEMENT OF URDANG'S PROPRIETARY RESEARCH PROCESS INCLUDING THE FIRM'S RELATIVE VALUE MODEL. IN ADDITION, MR. FRANKEL ANALYZES AND INTERPRETS IMPLICATIONS OF MAJOR EVENTS AND ECONOMIC TRENDS WHILE MANAGING THE DAILY OPERATIONS OF THE NORTH AMERICAN REAL ESTATE SECURITIES INVESTMENT TEAM.

ERIC ROTHMAN SERVES AS A PORTFOLIO MANAGER TO THE FUND, WHERE HE WILL HELP DIRECT URDANG'S U.S. REAL ESTATE SECURITIES STRATEGY. AS PORTFOLIO MANAGER, MR. ROTHMAN WILL SUPPORT MR. FRANKEL WITH MARKET RESEARCH, SECTOR ALLOCATIONS, AND REAL ESTATE SECURITIES ANALYSIS. ADDITIONALLY HE HAS PRIMARY COVERAGE RESPONSIBILITY FOR THE LODGING, SELF STORAGE AND RETAIL SECTORS. MR. ROTHMAN JOINED URDANG IN 2006 AND HAS OVER 14 YEARS OF REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT EXPERIENCE, INCLUDING BEING A SELL-SIDE REIT ANALYST AT WACHOVIA SECURITIES FROM 2001 TO 2006 AND AN ANALYST AT AEW CAPITAL MANAGEMENT, LP FROM 1999 TO 2000.

Q. HOW DID THE REAL ESTATE SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Real Estate Securities Fund returned -36.03% for Class 1 shares and -42.99% for Class 4 shares (since inception date of May 1, 2008). The NAREIT Equity Index, the Fund's benchmark, returned -37.73% and the Fund's Lipper peer group of 61 Real Estate funds returned an average of -40.08% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Global stock markets plunged during the fourth quarter in response to the credit crisis reaching an unimaginable intensity in the wake of Lehman Brothers' collapse. REITs, which outperformed through the first nine months of the year, suffered disproportionately in the fourth quarter on credit-crisis-induced fears that the difficulty in refinancing pending debt maturities, higher interest rates, and a severe recession could dim the sector's prospects. While the lack of financing hurts all sectors of the economy --and clearly some REITs with large near-term debt maturities are imperiled -- few REITs are likely to be ruined in our opinion given the wide variety of financing alternatives available to public companies.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed the benchmark by 170 bps for the reporting period (net of fees, without load). Stock selection contributed 337 bps to the Fund's outperformance, but sector selection and cash detracted from Fund performance. Stock selection outperformance came from all but one sector and was led by picks within the shopping center, office and healthcare sectors. The Fund's relative under-performance from sector selection was largely due to an underweight to the self storage sector -- the year's best performing sector --and an underweight to the timber sector, which outperformed the REIT market.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. The Fund is currently positioned defensively. Earlier in the credit crisis, we shifted away from REITs with high financial leverage, unfunded development, and greater sensitivity to the economic cycle, in favor of REITs with strong cash flow from long-term leases and ample balance sheet capacity. Today, our strategy remains focused on REITs we believe will be less impacted by the slowing economy and credit crunch. To this end, we further increased exposure to healthcare, net lease and apartments, and moved farther away from hotels, shopping centers and industrials. We saw compelling value in the office sector, and shifted from an initial underweight to an overweight at year-end. Similarly, we allocated away from shopping centers as it became apparent that retail sales would come under enormous pressure.

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE      EXPENSES PAID
                             BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)  DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                        651.68              4.23
     Class 4                         1,000.00                        650.44              6.14
--------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
--------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                      1,020.06              4.93
     Class 4                         1,000.00                      1,017.89              7.15
---------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.97% FOR CLASS 1 SHARES AND 1.41% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-34.83)% FOR CLASS 1 SHARES, AND (-34.96)% FOR CLASS 4 SHARES.

Real Estate Securities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                 Real Estate Securities Fund   NAREIT Equity Index
      12/01/98           $10,000.00                 $10,000.00
         12/99           $ 9,978.26                 $ 9,538.00
         12/00           $13,225.30                 $12,052.73
         12/01           $14,790.84                 $13,732.03
         12/02           $14,591.77                 $14,256.70
         12/03           $20,057.51                 $19,550.74
         12/04           $26,534.05                 $25,724.37
         12/05           $29,660.08                 $28,853.19
         12/06           $39,455.98                 $38,969.31
         12/07           $33,593.11                 $32,854.35
         12/08           $21,488.68                 $20,459.18

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 5/1/95)
--------------------------------------------------------------------------------

                                               ONE      FIVE        TEN      ENDING VALUE OF A
                                              YEAR      YEAR       YEAR      $10,000 INVESTMENT
-----------------------------------------------------------------------------------------------
Real Estate Securities Fund                  -36.03%    1.39%      7.95%          $21,489
-----------------------------------------------------------------------------------------------
NAREIT Equity Index                          -37.73%    0.91%      7.42%          $20,459
-----------------------------------------------------------------------------------------------
Lipper peer group average*                   -40.08%    0.80%      7.25%
-----------------------------------------------------------------------------------------------

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                 Real Estate Securities Fund   NAREIT Equity Index
      05/01/08           $10,000.00                 $10,000.00
         06/08           $ 8,765.43                 $ 8,981.15
         09/08           $ 9,176.95                 $ 9,479.83
         12/08           $ 5,701.39                 $ 5,801.31

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                              THREE      SIX       SINCE      ENDING VALUE OF A
                                              MONTHS    MONTHS   INCEPTION   $10,000 INVESTMENT
-----------------------------------------------------------------------------------------------
Real Estate Securities Fund                  -37.87%   -34.96%    -42.99%          $5,701
-----------------------------------------------------------------------------------------------
NAREIT Equity Index                          -38.80%   -35.41%    -41.99%          $5,801
-----------------------------------------------------------------------------------------------
Lipper peer group average**                  -35.79%   -35.89%
-----------------------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek maximum total return through current income and capital appreciation by investing at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal circumstances.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $58,799 (in thousands)

                                  [PIE CHART]

Other Investments                                                       0.0%***
Office                                                                 18.7%
Healthcare                                                             17.0%
Multifamily                                                            16.4%
Regional Malls                                                         10.5%
Shopping Centers                                                        9.3%
Self Storage                                                            5.3%
Specialty                                                               4.9%
Diversified                                                             4.4%
Freestanding                                                            4.1%
Industrial                                                              3.2%
Hotel                                                                   2.8%
Specialty                                                               1.7%
Short-Term                                                              0.0%***
Man. Homes                                                              1.7%

TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                 6.77%
--------------------------------------------------------------------------------
Public Storage                                                             5.35%
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                         5.31%
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                                        4.60%
--------------------------------------------------------------------------------
Boston Properties, Inc.                                                    4.53%
--------------------------------------------------------------------------------
Ventas, Inc.                                                               4.46%
--------------------------------------------------------------------------------
Vornado Realty Trust                                                       4.39%
--------------------------------------------------------------------------------
National Retail Properties, Inc.                                           4.11%
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                3.89%
--------------------------------------------------------------------------------
Equity Residential                                                         3.45%
--------------------------------------------------------------------------------

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 61, 41 AND 18 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 67 AND 67 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK (REIT) -- 95.1%+
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.3%

Vornado Realty Trust ..................             42,730   $   2,578,755

FREESTANDING -- 4.0%

National Retail Properties, Inc. ......            140,600       2,416,914

HEALTHCARE -- 16.7%

HCP, Inc. .............................             40,260       1,118,020
Healthcare Realty Trust Inc. ..........             50,490       1,185,505
Healthcare REIT Inc. ..................             11,380         480,236
Nationwide Health
   Properties, Inc. ...................            108,780       3,124,162
Senior Housing
   Properties Trust ...................             82,020       1,469,798
Ventas, Inc. ..........................             78,070       2,620,810
                                                                 9,998,531
HOTEL -- 1.4%

DiamondRock Hospitality Co. ...........             39,170         198,592
Host Hotels & Resorts, Inc. ...........             88,680         671,308
                                                                   869,900
INDUSTRIAL -- 3.2%

AMB Property Corp. ....................             35,850         839,607
DCT Industrial Trust, Inc. ............             60,480         306,029
Prologis ..............................             55,130         765,756
                                                                 1,911,392
MAN. HOMES -- 1.7%

Equity Lifestyle Properties, Inc. .....             25,970         996,209

MULTIFAMILY -- 16.1%

Apartment Investment &
   Management Co. (Class A) ...........             30,410         351,235
AvalonBay Communities, Inc. ...........             37,780       2,288,712
BRE Properties Inc. ...................             47,740       1,335,765
Camden Property Trust .................             32,140       1,007,268
Education Realty Trust, Inc. ..........             56,150         293,103
Equity Residential ....................             68,100       2,030,742
Essex Property Trust, Inc. ............             10,270         788,223
Home Properties, Inc. .................             16,420         666,652
UDR, Inc. .............................             66,510         917,173
                                                                 9,678,873

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
OFFICE -- 18.3%

Alexandria Real Estate
   Equities, Inc. .....................             16,550   $     998,627
Boston Properties, Inc. ...............             48,480       2,666,400
Brandywine Realty Trust ...............            117,490         905,848
Highwoods Properties, Inc. ............             25,170         688,651
HRPT Properties Trust .................            291,940         983,838
Kilroy Realty Corp. ...................             80,910       2,707,249 (c)
Mack-Cali Realty Corp. ................             44,840       1,098,580
SL Green Realty Corp. .................             35,580         921,522
                                                                10,970,715
REGIONAL MALLS -- 10.3%

Macerich Co. ..........................             26,820         487,051
Simon Property Group, Inc. ............             74,960       3,982,625
Taubman Centers, Inc. .................             66,630       1,696,400
                                                                 6,166,076
SELF STORAGE -- 5.2%

Public Storage ........................             39,540       3,143,430

SHOPPING CENTERS -- 9.1%

Acadia Realty Trust ...................             15,420         220,043
Federal Realty Investment Trust .......             30,690       1,905,235
Kimco Realty Corp. ....................             94,330       1,724,352
Regency Centers Corp. .................             24,920       1,163,764
Tanger Factory Outlet Centers .........             11,350         426,987
                                                                 5,440,381
SPECIALTY -- 4.8%

Digital Realty Trust, Inc. ............             37,500       1,231,875
Plum Creek Timber Company, Inc. .......             24,550         852,867
Rayonier, Inc. ........................             24,730         775,286
                                                                 2,860,028
TOTAL COMMON STOCK (REIT)
   (COST $76,989,847) .................                         57,031,204

--------------------------------------------------------------------------------
COMMON STOCK -- 2.9%
--------------------------------------------------------------------------------

HOTEL -- 1.3%

Starwood Hotels & Resorts
   Worldwide, Inc. ....................             42,510         760,929

SPECIALTY -- 1.6%

American Tower Corp. (Class A) ........             34,220       1,003,330 (a)

TOTAL COMMON STOCK
   (COST $2,787,252) ..................                          1,764,259

See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $5,306) ......................                      $       2,918   (d)

TOTAL INVESTMENTS IN SECURITIES
   (COST $79,777,099) .................                         58,798,381

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class
   1.02% ..............................                              1,000 (b,e)
   (COST $1,000)

TOTAL INVESTMENTS
   (COST $79,783,405) .................                         58,799,381

OTHER ASSETS AND LIABILITIES,
   NET -- 2.0% ........................                          1,175,216
                                                             -------------

NET ASSETS -- 100.0% ..................                      $  59,974,597
                                                             =============

See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

NOTES TO SCHEDULE OF INVESTMENTS                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents 7-day yield.

(c) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

REIT  Real Estate Investment Trust

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES FUND

                                                    ---------------------------------------------------------  -------------
                                                                               CLASS 1                           CLASS 4
                                                    ---------------------------------------------------------  -------------
                                                    12/31/08       12/31/07   12/31/06   12/31/05   12/31/04   12/31/08**
                                                    ---------------------------------------------------------  -------------
INCEPTION DATE                                            --             --          --         --     5/1/95    5/1/08
Net asset value, beginning of period ............   $  10.87       $  21.49   $   19.20  $   19.54  $   16.78  $  12.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................       1.11           0.72        0.65       0.70       0.65      0.39
   Net realized and unrealized
      gains/(losses) on investments .............      (5.05)         (3.87)       5.68       1.62       4.76     (5.63)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS ........................      (3.94)         (3.15)       6.33       2.32       5.41     (5.24)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................       0.28           0.73        0.48       0.75       0.52      0.25
   Return of Capital ............................       0.19           0.02        0.00       0.00       0.00      0.19
   Net realized gains ...........................       0.00           6.72        3.56       1.91       2.13      0.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................       0.47           7.47        4.04       2.66       2.65      0.44
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................   $   6.46       $  10.87   $   21.49  $   19.20  $   19.54  $   6.47
============================================================================================================================
TOTAL RETURN (a) ................................     (36.03)%       (14.86)%     33.03%     11.78%     32.29%   (42.99)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands ) ....   $ 59,969       $ 96,650   $ 178,317  $ 143,801  $ 146,221  $      6
   Ratios to average net assets:
      Net investment income .....................       4.67%          2.59%       3.08%      3.21%      4.15%     4.67%*
      Expenses ..................................       0.95%(b)       0.90%       0.88%      0.89%      0.90%     1.40%(b)*
   Portfolio turnover rate ......................        121%           106%         92%        52%        78%      121%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                              REAL ESATE
                                                                              SECURITIES
                                                                                 FUND
-------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $79,777,099) ...............   $  58,795,463
   Investments in affiliated securities, at market (cost $5,306) .........           2,918
   Short-term affiliated investments (at amortized cost) .................           1,000
   Receivable for investments sold .......................................       1,085,742
   Dividend receivable ...................................................         645,715
   Receivable for fund shares sold .......................................           2,156
-------------------------------------------------------------------------------------------
      TOTAL ASSETS .......................................................      60,532,994
-------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased .....................................         261,561
   Payable for fund shares redeemed ......................................          12,034
   Payable to GEAM .......................................................          75,518
   Accrued other expenses ................................................          26,593
   Payable to custodian ..................................................         176,120
   Other liabilities .....................................................           6,571
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..................................................         558,397
-------------------------------------------------------------------------------------------
NET ASSETS ...............................................................   $  59,974,597
===========================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .......................................................     104,024,744
   Undistributed net investment income ...................................         250,999
   Accumulated net realized loss .........................................     (23,317,122)
   Net unrealized depreciation on:
      Investments ........................................................     (20,984,024)
-------------------------------------------------------------------------------------------
NET ASSETS ...............................................................   $  59,974,597
===========================================================================================

CLASS 1:

NET ASSETS ...............................................................      59,968,897
Shares outstanding ($0.01 par value; unlimited shares authorized) ........       9,282,341
Net asset value per share ................................................   $        6.46

CLASS 4:

NET ASSETS ...............................................................           5,700
Shares outstanding ($0.01 par value; unlimited shares authorized) ........             881
Net asset value per share ................................................   $        6.47

See Notes to Financial Statements.

Statement of Operations

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                       REAL ESATE
                                                                       SECURITIES
                                                                          FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ....................................................   $  3,954,016
      Interest ....................................................         83,924
      Interest from affliated investments .........................         29,832
      Less: Foreign taxes withheld ................................           (968)
-----------------------------------------------------------------------------------
   TOTAL INCOME ...................................................      4,066,804
-----------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administrative fees ............................        684,664
      Distributors Fees (Note 4)
         Class 4 ..................................................             23
      Transfer agent ..............................................         12,075
      Directors' fees .............................................          2,111
      Custody and accounting expenses .............................         29,918
      Professional fees ...........................................         22,313
      Registration expenses .......................................          3,327
      Other expenses ..............................................         15,322
-----------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .................        769,753
-----------------------------------------------------------------------------------
      Add: Expenses reimbursed by the adviser .....................         (3,011)
-----------------------------------------------------------------------------------
      Net expenses ................................................        766,742
-----------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..........................................      3,300,062
===================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      REALIZED LOSS ON:
         Investments ..............................................    (22,034,849)
      DECREASE IN UNREALIZED DEPRECIATION ON:
         Investments ..............................................     (9,872,236)
-----------------------------------------------------------------------------------
      Net realized and unrealized loss on investments .............    (31,907,085)
-----------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(28,607,023)
===================================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                     REAL ESTATE
                                                                                      SECURITIES
                                                                                         FUND
-------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31,       DECEMBER 31,
                                                                               2008               2007
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investments income ............................................   $     3,300,062    $     3,256,939
    Net realized gain (loss) on investments ...........................       (22,034,849)        29,837,725
    Net decrease in unrealized appreciation/(depreciation)
      on investments ..................................................        (9,872,236)       (51,608,095)
-------------------------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from operations ..............       (28,607,023)       (18,513,431)
-------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
      Class 1 .........................................................        (2,536,696)        (3,850,917)
      Class 4 .........................................................              (205)                --
    Return of Capital
      Class 1 .........................................................        (1,496,546)          (148,524)
      Class 4 .........................................................              (155)                --
    Net realized gains
      Class 1 .........................................................                --        (35,719,010)
      Class 4 .........................................................                --                 --
-------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS .................................................        (4,033,602)       (39,718,451)
-------------------------------------------------------------------------------------------------------------
  Decrease in net assets resulting from operations and
    distributions .....................................................       (32,640,625)       (58,231,882)
-------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares
      Class 1 .........................................................        18,038,954          4,445,242
      Class 4 .........................................................            10,000                 --
    Value of distributions reinvested
      Class 1 .........................................................         4,033,242         39,718,451
      Class 4 .........................................................               360                 --
    Cost of shares redeemed
      Class 1 .........................................................       (26,117,546)       (67,599,080)
      Class 4 .........................................................                --                 --
-------------------------------------------------------------------------------------------------------------
    Net decrease from share transactions ..............................        (4,034,990)       (23,435,387)
-------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS ........................................       (36,675,615)       (81,667,269)

NET ASSETS
  Beginning of period .................................................        96,650,212        178,317,481
-------------------------------------------------------------------------------------------------------------
  End of period .......................................................   $    59,974,597    $    96,650,212
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD ....................   $       250,999    $       286,853
-------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ...........................................................         2,414,396            197,070
Issued for distributions reinvested ...................................           652,627          3,637,222
Shares redeemed .......................................................        (2,680,005)        (3,235,096)
-------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...........................................           387,018            599,196
=============================================================================================================
CLASS 4
Shares sold ...........................................................               823                 --
Issued for distributions reinvested ...................................                58                 --
-------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...........................................               881                 --
=============================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund (the "Fund").

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                Level 1       Level 2    Level 3      Total
----------------------------------------------------------------------------------
Investments in Securities     $ 58,796,463   $   2,918   $    --   $ 58,799,381
Other Financial Instruments             --          --        --             --

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

REAL ESTATE INVESTMENT TRUSTS Dividend income, attributable to real estate investment trusts ("REITs"), is recorded based on management's estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                    Net Tax
         Cost of             Gross Tax         Gross Tax         Appreciation/
      Investments for        Unrealized        Unrealized        (Depreciation)
       Tax Purposes         Appreciation      Depreciation       on Investments
---------------------------------------------------------------------------------
      $  84,947,095           $  576,721      $  (26,723,985)   $  (26,147,714)

   Net Tax Appreciation/   Undistributed      Undistributed
     (Depreciation) on        Income/       Long-Term Gains/
   Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
    and Other Net Assets   Ordinary Loss)     Capital Loss)     (see Detail Below)
-------------------------------------------------------------------------------------
      $          --           $  250,999      $  (7,213,699)    $  (10,939,733)

As of December 31, 2008, the Fund has capital loss carryovers, as indicated below.

                             Amount                           Expires
--------------------------------------------------------------------------------
                          $   7,213,699                     12/31/16

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2008 as follows:

                             Capital                          Currency
--------------------------------------------------------------------------------
                          $  10,939,733                     $  --

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                Ordinary         Long-Term        Return of
                 Income        Capital Gains       Capital            Total
--------------------------------------------------------------------------------
2008          $  2,536,901    $           --     $  1,496,701     $   4,033,602
2007             5,956,613        33,613,314          148,524        39,718,451

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The reclassifications for the year ended December 31, 2008 were as follows:

          Undistributed
          (Distribution
          in Excess of)
          Net Investment            Accumulated               Paid in
             Income              Net Realized Gain            Capital
--------------------------------------------------------------------------------
             $697,686             $799,105                  $(1,496,701)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENTS On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                             Annualized based on
                          average daily net assets
--------------------------------------------------------------------------------
           Average Daily                           Advisory and
            Net Assets                            Administration
             of Fund                                   Fees
--------------------------------------------------------------------------------
          First $100 million                           0.85%
          Next $100 million                            0.80%
          Over $200 million                            0.75%

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $1,275 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. ("Urdang") is the Sub-Adviser to the Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

6.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended December 31, 2008 were as follows:

                         U.S. Government Securities
--------------------------------------------------------------------------------
                    Purchases                    Sales
--------------------------------------------------------------------------------
                       $ --                       $ --

                              Other Securities
--------------------------------------------------------------------------------
                    Purchases                    Sales
--------------------------------------------------------------------------------
                  $97,007,006                 $101,459,904

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Real Estate Securities Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Real Estate Securities Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                          /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory and sub-advisory agreements with GE Asset Management Incorporated ("GEAM") and the Fund's sub-adviser, Urdang Securities Management, Inc. at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory and sub-advisory agreements, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and the sub-adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). GEAM does not manage any other mutual funds or investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from the sub-adviser a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by, the sub-adviser. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management and the sub-adviser, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of the sub-adviser. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the sub-adviser's investment process.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following, recognizing, with respect to the Fund's sub-advisory agreement, that the sub-adviser began managing the Fund's portfolio effective April 1, 2006:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the sub-adviser, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used in overseeing the sub-adviser's activities and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by the sub-adviser, the Board members focused on the sub-adviser's favorable attributes relating to its investment philosophy and discipline, its high caliber investment and trading personnel, its systems and other resources, including research capabilities, and its favorable history and reputation.

In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM and the sub-adviser were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods, with emphasis on the period since the commencement of the sub-adviser's management of the Fund's portfolio. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members engaged in detailed discussions with GEAM management and representatives of the sub-adviser about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund, as well as those paid to the sub-adviser by GEAM, and the cost of the services provided by GEAM and the sub-adviser to the Fund. The Board members reviewed the information they had requested from GEAM and the sub-adviser concerning their profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members reviewed the assumptions and cost allocation methods used by the sub-adviser in preparing its profitability data.

The Board also considered the financial condition of GEAM and the sub-adviser for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM, and noted the fact that GEAM, and not the Fund, pays the sub-advisory fees to the sub-adviser. The Board members determined that GEAM and the sub-adviser should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and the sub-adviser from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund. They recognized the economies of scale benefits that would be derived by the Fund as a result of the breakpoint fee structure in the event that average daily net assets exceed $100 million. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM and the sub-adviser, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members reviewed comparative fee information with respect to comparable mutual fund client accounts managed by the sub-adviser. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM and the sub-adviser may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------

The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
International Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
International Equity Fund                                               Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................         1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................         2

NOTES TO SCHEDULE OF INVESTMENTS ....................................         9

FINANCIAL STATEMENTS

   Financial Highlights .............................................        10

   Statement of Assets and Liabilities ..............................        11

   Statement of Operations ..........................................        12

   Statements of Changes in Net Assets ..............................        13

   Notes to Financial Statements ....................................        14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............        20

TAX INFORMATION .....................................................        21

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................        22

ADDITIONAL INFORMATION ..............................................        25

INVESTMENT TEAM .....................................................        28

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Morgan Stanley Capital International EAFE Index (MSCI(R) EAFE(R) Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

International Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
Ralph R. Layman

THE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF THE PORTION WHICH MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND.

RALPH R. LAYMAN IS A DIRECTOR AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

BRIAN HOPKINSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE FUND SINCE OCTOBER 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HOPKINSON WORKED FOR FIDUCIARY TRUST INTERNATIONAL IN BOTH LONDON AND NEW YORK.

PAUL NESTRO IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. NESTRO JOINED GE ASSET MANAGEMENT IN 1993 AS A PERFORMANCE AND ATTRIBUTION ANALYST IN U.S. EQUITIES. HE BECAME A SENIOR PERFORMANCE AND ATTRIBUTION ANALYST IN 1994 AND SINCE 1996 HAS BEEN AN ANALYST AND PORTFOLIO MANAGER IN THE INTERNATIONAL EQUITIES GROUP.

JONATHAN L. PASSMORE IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE JANUARY 2002. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, HE WAS WITH MERRILL LYNCH FOR SIX YEARS, MOST RECENTLY AS DIRECTOR, INTERNATIONAL EQUITY.

MICHAEL J. SOLECKI IS A SENIOR VICE PRESIDENT AND CO-CHIEF INVESTMENT OFFICER - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE SEPTEMBER 1997. HE JOINED GE ASSET MANAGEMENT IN 1990 AS AN INTERNATIONAL EQUITY ANALYST. HE BECAME A VICE PRESIDENT FOR INTERNATIONAL EQUITY PORTFOLIOS IN 1996 AND SENIOR VICE PRESIDENT IN 2000.

MAKOTO SUMINO IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. SUMINO JOINED GE ASSET MANAGEMENT IN SEPTEMBER 1996 AS A SECURITIES ANALYST AND PORTFOLIO MANAGER. HE BECAME DEPUTY DIRECTOR OF THE INTERNATIONAL EQUITY RESEARCH TEAM IN JANUARY 2001 AND DIRECTOR IN APRIL 2005.

Q. HOW DID THE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the International Equity Fund returned -45.83% for Class 1 shares and -44.79% for Class 4 shares (since inception date of May 1, 2008). The MSCI EAFE Index, the Fund's benchmark, returned -43.38% and the Fund's Lipper peer group of 111 International Core funds returned an average of -42.59% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Massive outflows from equity mutual funds and redemptions from hedge funds led to selling pressures on stocks through much of the year. With a major freeze in the fixed-income markets, the equity asset class became the most convenient vehicle for raising liquidity. Within equities, large cap, widely held stocks were hit disproportionately due to their superior liquidity.

--------------------------------------------------------------------------------
                                                                             Q&A

Q.    WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. The credit and liquidity crunch that started in 2007 gathered momentum in 2008 resulting in the collapse of several global financial institutions. Despite massive aid from various governments in the form of new capital, lower rates, deposit and loan guarantees and job stimulus packages, the global economy moved toward its first simultaneous recession (US, Japan & Europe) since World War II. As a result, earnings estimates continue to be under severe pressure for further downgrades, challenging the notion that the markets have fallen enough.

Q.    WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

A. The Fund's underperformance derived from holdings in the telecom services, energy and utilities sectors. Specifically, Telenor (Norway) fell on lower growth in its developing markets assets; Acergy (Norway) weakened on fears that falling oil prices would lead to oilfield contract cancellations; and utilities such as Veolia Environnement (France) fell on concerns about debt rollovers in a credit-constrained market.

      Positive attribution came from holdings in the materials and consumer staples sectors. Potash (Canada) gained early in the year on food supply concerns while food producers such as Nestle and Danone reflected a switch in preference to high quality, sound business model defensive plays.

Q.    DID THE WEIGHTINGS/COUNTRY ALLOCATIONS OF THE FUND CHANGE? WHY?

A. Substantially underweight at the start of the year, holdings in the financial sector were steadily increased throughout the period as clarity surrounding survivability became clearer. Materials stocks, especially in metals & mining were substantially reduced during 2008, as were energy holdings, reflecting concerns about global growth and the unsustainability of high commodity prices.

      Positions in consumer staples companies, offering stability in an uncertain environment, were increased for their strong cash flows, sustainable dividends and defensive positioning in the economy.

Q.    WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Purchases for the Fund included several banking institutions including the addition of Sumitomo Mitsui Financial Group and increasing the Fund's positions in Lloyds TSB, Royal Bank of Scotland, MUFG and Credit Agricole. Also, positions were added in the defensive household care (Reckitt Benckiser), business services (Brambles) and food products (Danone) sectors.

      Divestments included decreasing the Fund's positions in Acergy, Saipem and BG Group in the energy space in light of lower oil price developments; a decrease in CVRD (Brazil) on lower iron ore costs and cutbacks in Vodafone and Telenor in the telecom services sector on a weakening developing market outlook from which they derive significant growth.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
-------------------------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE        EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
    Class 1                       1,000.00                      599.25                  5.89
    Class 4                       1,000.00                      597.91                  7.68
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
    Class 1                       1,000.00                    1,017.40                  7.66
    Class 4                       1,000.00                    1,015.12                  9.98
-------------------------------------------------------------------------------------------------------

       * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.51% FOR CLASS 1 SHARES AND 1.97% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

      ** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-40.07)% FOR CLASS 1 SHARES, AND (-40.21)% FOR CLASS 4 SHARES.

International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                International Equity Fund        MSCI EAFE
12/98                   $ 10,000                 $ 10,000
12/99                   $ 13,033                 $ 12,696
12/00                   $ 11,375                 $ 10,898
12/01                   $  9,003                 $  8,542
12/02                   $  6,857                 $  7,181
12/03                   $  9,457                 $  9,951
12/04                   $ 10,955                 $ 11,966
12/05                   $ 12,949                 $ 13,586
12/06                   $ 16,146                 $ 17,165
12/07                   $ 19,856                 $ 19,084
12/08                   $ 10,755                 $ 10,805

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 5/1/95)
--------------------------------------------------------------------------------

                                         ONE     FIVE   TEN    ENDING VALUE OF A
                                         YEAR    YEAR   YEAR  $10,000 INVESTMENT
--------------------------------------------------------------------------------
International Equity Fund              -45.83%  2.61%  0.73%       $10,755
--------------------------------------------------------------------------------
MSCI EAFE Index                        -43.38%  1.66%  0.78%       $10,805
--------------------------------------------------------------------------------
Lipper peer group average*             -42.59%  1.82%  1.83%
================================================================================

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                International Equity Fund        MSCI EAFE
05/01/08               $10,000.00               $10,000.00
   06/08               $ 9,233.99               $ 9,271.07
   09/08               $ 7,298.06               $ 7,365.03
   12/08               $ 5,521.09               $ 5,894.93

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                     THREE   SIX     SINCE     ENDING VALUE OF A
                                     MONTH  MONTH  INCEPTION  $10,000 INVESTMENT
--------------------------------------------------------------------------------
International Equity Fund        -24.35%  -40.21%   -44.79%        $5,521
--------------------------------------------------------------------------------
MSCI EAFE Index                  -19.95%  -36.41%   -41.04%        $5,895
--------------------------------------------------------------------------------
Lipper peer group average**      -19.78%  -35.89%
================================================================================

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in developed and developing countries outside the United States.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $17,850 (in thousands)

                                   [PIE CHART]

Continental Europe                                                       48.6%
Japan                                                                    21.3%
United Kingdom                                                           17.1%
Pacific Rim                                                               3.5%
Emerging Asia                                                             3.0%
United States                                                             2.4%
Latin America                                                             1.9%
Emerging Europe                                                           1.4%
Canada                                                                    0.8%

TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2008
as a % of Market Value

--------------------------------------------------------------------------------
Roche Holding AG                                                         4.38%
--------------------------------------------------------------------------------
Nestle S.A. (Regd.)                                                      4.00%
--------------------------------------------------------------------------------
Groupe Danone                                                            2.82%
--------------------------------------------------------------------------------
Vodafone Group PLC                                                       2.76%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                     2.59%
--------------------------------------------------------------------------------
East Japan Railway Co.                                                   2.55%
--------------------------------------------------------------------------------
Banco Santander S.A. (Regd.)                                             2.51%
--------------------------------------------------------------------------------
Shiseido Company Ltd.                                                    2.44%
--------------------------------------------------------------------------------
Sony Financial Holdings Inc.                                             2.38%
--------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                    2.22%
================================================================================

 * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERNATIONAL CORE FUNDS PEER GROUP CONSISTING OF 111, 92 AND 44 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE INTERNATIONAL CORE FUNDS PEER GROUP CONSISTING OF 123 AND 123 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%+
--------------------------------------------------------------------------------

AUSTRALIA -- 2.2%

Brambles Ltd. .........................             58,793   $     304,149
Paladin Energy Ltd. ...................             49,765          86,046 (a)
                                                                   390,195

BRAZIL -- 1.1%

Cia Vale do Rio Doce ADR ..............             12,390         131,954 (e)
Petroleo Brasileiro S.A. ADR ..........              3,197          65,251 (e)
                                                                   197,205

CANADA -- 0.8%

Cameco Corp. ..........................              1,847          31,494
Potash Corporation of Saskatchewan ....              1,429         103,605
                                                                   135,099

DENMARK -- 0.5%

Group 4 Securicor PLC .................             29,693          84,288

FINLAND -- 1.6%

Nokia Oyj .............................             18,706         288,625

FRANCE -- 17.7%

Alstom S.A. ...........................                985          57,479 (e)
AXA S.A. ..............................              6,165         135,786 (e)
BNP Paribas ...........................              7,758         326,216 (e)
Cie Generale d'Optique Essilor
   International S.A. .................              6,047         282,177
Credit Agricole S.A. ..................             16,763         186,411
France Telecom S.A. ...................              4,983         138,255
GDF Suez ..............................              5,328         261,623
Groupe Danone .........................              8,394         503,827 (e)
Total S.A. ............................              6,904         373,415
Unibail-Rodamco (REIT) ................                636          94,154
Veolia Environnement ..................             12,702         391,972 (e)
Vinci S.A. ............................              3,509         146,330 (e)
Vivendi ...............................              8,316         268,935
                                                                 3,166,580

GERMANY -- 8.7%

Adidas AG .............................              4,417         166,635
Bayer AG ..............................              5,614         324,245
E.ON AG ...............................              8,105         320,415
Linde AG ..............................              2,503         208,236
Metro AG ..............................              4,814         191,182
RWE AG ................................                717          63,488
Siemens AG (Regd.) ....................              3,879         284,051
                                                                 1,558,252

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
GREECE -- 0.2%

Hellenic Telecommunications
   Organization S.A. ..................              2,449   $      40,510

HONG KONG -- 0.3%

Sun Hung Kai Properties Ltd. ..........              6,930          57,763

INDIA -- 0.8%

ICICI Bank Ltd. .......................              5,305          48,738
Larsen & Toubro Ltd. ..................              5,992          94,953
                                                                   143,691

ITALY -- 2.1%

Intesa Sanpaolo S.p.A. ................             56,236         198,358
Saipem S.p.A. .........................              6,921         113,715
UniCredit S.p.A .......................             25,894          62,809
                                                                   374,882

JAPAN -- 21.3%

Bank of Yokohama Ltd. .................             25,506         146,593
East Japan Railway Co. ................                 60         456,040
Mitsubishi Estate Company Ltd. ........             18,982         303,000
Mitsubishi Heavy Industries Ltd. ......             42,000         183,012
Mitsubishi UFJ Financial Group, Inc. ..             76,390         462,638
Nidec Corp. ...........................                767          29,106
Nintendo Company Ltd. .................                800         297,849
Nomura Holdings, Inc. .................             49,299         396,459
Shiseido Company Ltd. .................             21,647         435,806
Sony Financial Holdings Inc. ..........                114         425,063
Sumitomo Metal Industries Ltd. ........             67,002         160,391 (e)
Sumitomo Mitsui Financial
   Group Inc. .........................                 14          58,070
Sumitomo Realty & Development
   Company Ltd. .......................              3,000          43,486
Toray Industries Inc. .................             38,159         190,269 (e)
Toyota Motor Corp. ....................              6,646         212,980
                                                                 3,800,762

MEXICO -- 0.6%

America Movil SAB de C.V.
   ADR (Series L) .....................              3,461         107,256 (e)

NETHERLANDS -- 1.4%

Koninklijke Philips Electronics N.V. ..             13,139         252,589

NORWAY -- 0.3%

Orkla ASA .............................              4,232          27,470
Telenor ASA ...........................              2,768          18,303
                                                                    45,773

RUSSIA -- 0.0%*

Gazprom OAO ADR .......................                490           6,983 (e)

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 1.0%

CapitaLand Ltd. .......................             36,000   $      77,710
Singapore Telecommunications Ltd. .....             58,314         103,211
                                                                   180,921

SOUTH AFRICA -- 1.3%

Anglo Platinum Ltd. ...................                313          17,524
MTN Group Ltd. ........................             18,754         220,098
                                                                   237,622

SOUTH KOREA -- 1.0%

KB Financial Group Inc. ...............              2,020          54,046 (a)
KB Financial Group Inc. ADR ...........                951          24,916
Samsung Electronics Company
   Ltd. GDR ...........................                614         107,450 (b,e)
                                                                   186,412

SPAIN -- 2.8%

ACS Actividades de Construccion y
   Servicios S.A. .....................              1,080          49,016
Banco Santander S.A. (Regd.) ..........             47,720         447,749 (e)
                                                                   496,765

SWEDEN -- 0.2%

Hennes & Mauritz AB (Series B) ........                452          17,462
Sandvik AB ............................              2,162          13,396
                                                                    30,858

SWITZERLAND -- 13.0%

ABB Ltd. (Regd.) ......................             13,633         199,560
Credit Suisse Group AG (Regd.) ........              2,987          79,983
Nestle S.A. (Regd.) ...................             18,277         714,354
Novartis AG (Regd.) ...................              7,794         385,910
Roche Holding AG ......................              5,125         782,461
Swatch Group AG .......................                171          23,424
Syngenta AG ...........................                784         147,615
                                                                 2,333,307

TAIWAN -- 1.2%

Taiwan Semiconductor Manufacturing
   Company Ltd. .......................            156,019         211,081

UNITED KINGDOM -- 17.1%

BG Group PLC ..........................             16,315         224,483
BHP Billiton PLC ......................             12,317         229,152 (e)
BP PLC ................................             10,384          78,530
Capita Group PLC ......................              8,181          86,805
Diageo PLC ............................             23,197         320,508
Group 4 Securicor PLC .................             31,143          91,791
Lloyds TSB Group PLC ..................            166,074         300,854 (e)
National Grid PLC .....................             16,632         163,565
Prudential PLC ........................             33,218         198,917 (e)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Reckitt Benckiser Group PLC ...........             10,126   $     375,322
Rio Tinto PLC (Regd.) .................              1,916          41,045
Royal Bank of Scotland Group PLC ......            194,946         138,460 (e)
Tesco PLC .............................             60,256         311,879
Vodafone Group PLC ....................            246,489         492,602 (e)
                                                                 3,053,913

TOTAL COMMON STOCK
   (COST $25,405,771) .................                         17,381,332

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------
All America Latina Logistica S.A.
   (COST $103,236) ....................              8,700          37,307

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------
Lloyds TSB Group PLC
   (COST $0) ..........................             66,923              -- (a)

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.1%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $20,476) .....................                             11,262 (f)

TOTAL INVESTMENTS IN SECURITIES
   (COST $25,529,483) .................                         17,429,901

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.3%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.6%

GE Money Market Fund
   Institutional Class
   1.02% ..............................                            119,687 (c,g)

                                                 PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
TIME DEPOSIT -- 1.7%
State Street Corp.
   1.00% 01/02/09 .....................   $        300,000         300,000 (d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $419,687) ....................                            419,687

TOTAL INVESTMENTS
   (COST $25,949,170) .................                         17,849,588

OTHER ASSETS AND LIABILITIES,
   NET -- 0.2% ........................                             75,593

                                                             -------------
NET ASSETS -- 100.0% ..................                      $  17,925,181
                                                             =============

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GEI International Equity Fund had the following short futures contracts open at December 31, 2008:

                                       NUMBER         CURRENT
                     EXPIRATION          OF          NOTIONAL       UNREALIZED
DESCRIPTION             DATE          CONTRACTS        VALUE       DEPRECIATION
--------------------------------------------------------------------------------
DJ Euro Stoxx 50
   Index Futures     March 2009           3         $  (102,169)  $         (598)
FTSE 100 Index
   Futures           March 2009           1             (63,117)          (1,653)
Topix Index
   Futures           March 2009           1             (95,091)          (2,626)
                                                                  --------------
                                                                  $       (4,877)
                                                                  ==============

The GEI International Equity was invested in the following sectors at December 31, 2008:

SECTOR                                   PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Commercial Banks                                    13.76%
Pharmaceuticals                                      8.36%
Food Products                                        6.82%
Multi-Utilities                                      4.93%
Oil, Gas & Consumable Fuels                          4.85%
Wireless Telecommunication Services                  4.59%
Insurance                                            4.26%
Chemicals                                            3.64%
Metals & Mining                                      3.25%
Industrial Conglomerates                             3.16%
Food & Staples Retailing                             2.82%
Road & Rail                                          2.76%
Real Estate Management & Development                 2.70%
Commercial Services & Supplies                       2.69%
Capital Markets                                      2.67%
Personal Products                                    2.44%
Household Products                                   2.10%
Beverages                                            1.80%
Electric Utilities                                   1.80%
Semiconductors & Semiconductor
   Equipment                                         1.78%
Short-Term                                           1.74%
Diversified Telecommunication Services               1.68%
Software                                             1.67%
Construction & Engineering                           1.63%
Communications Equipment                             1.62%
Healthcare Equipment & Supplies                      1.58%
Media                                                1.51%
Electrical Equipment                                 1.44%
Automobiles                                          1.19%
Machinery                                            1.10%
Textiles Apparel & Luxury Goods                      1.07%
Other Investments                                    0.67%
Energy Equipment & Services                          0.64%
Real Estate Investment Trusts (REITs)                0.53%
Professional Services                                0.49%
Electronic Equipment, Instruments &
   Components                                        0.16%
Specialty Retail                                     0.10%
                                                  -------
                                                   100.00%
                                                  =======

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $107,450; or 0.60% of net assets. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)   Coupon amount represents 7-day yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser to the GEI Investment Fund.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

ADR   American Depository Receipt

GDR   Global Depository Receipt

REGD. Registered
                                                                               9

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

                                                    ------------------------------------------------------  ---------------
                                                                           CLASS 1                            CLASS 4
                                                    ------------------------------------------------------  ---------------
                                                    12/31/08       12/31/07  12/31/06   12/31/05  12/31/04  12/31/08**
                                                    ------------------------------------------------------  ---------------
INCEPTION DATE                                            --             --         --        --    5/1/95    5/1/08
Net asset value, beginning of period .............  $  14.67       $  14.08  $   11.42  $   9.76  $   8.52  $  14.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................      0.51           0.23       0.15      0.13      0.11      0.10
   Net realized and unrealized gains/(losses)
     on investments ..............................     (7.04)          2.98       2.67      1.65      1.24     (6.35)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...     (6.53)          3.21       2.82      1.78      1.35     (6.25)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      0.51           0.23       0.16      0.12      0.11      0.47
   Net realized gains ............................      7.24           2.39         --        --        --      7.24
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      7.75           2.62       0.16      0.12      0.11      7.71
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................  $   0.39       $  14.67  $   14.08  $  11.42  $   9.76  $   0.40
===========================================================================================================================
TOTAL RETURN (a) .................................    (45.83)%        22.98%    24.69%     18.19%    15.85%   (44.79)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $ 17,920       $ 84,272  $  80,648  $ 65,450  $ 55,714  $      6
   Ratios to average net assets:
      Net investment income ......................      2.57%          1.30%      1.16%     1.19%     1.31%     1.63%
      Gross Expenses .............................      1.29%          1.13%      1.13%     1.25%     1.15%     1.74%
      Net Expenses ...............................      1.18%(b,c)     1.13%      1.13%     1.25%     1.15%     1.56%(b,c)
   Portfolio turnover rate .......................        41%            32%        34%       53%       38%       41%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund ("GE Money Market Fund").

(c) Reflects GEAM's contractual arrangement with GE Investments Funds, Inc. to limit the Fund's management fee to 0.80% of the average daily net assets of the Fund until April 30, 2009. Please see Note 4 of the Notes to Financial Statements for further details.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                            INTERNATIONAL
                                                                             EQUITY FUND
-------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $25,509,007) .............    $  17,418,639
   Investments in affiliated securities, at market (cost $20,476) ......           11,262
   Short-term Investments at market (cost $300,000) ....................          300,000
   Short-term affiliated investments (at amortized cost) ...............          119,687
   Foreign cash (cost $(546)) ..........................................             (542)
   Dividend receivable .................................................           53,506
   Receivable from GEAM ................................................           12,863
   Receivable for fund shares sold .....................................           13,662
   Variation margin receivable .........................................               53
   Other assets ........................................................           70,000
-------------------------------------------------------------------------------------------
      TOTAL ASSETS .....................................................       17,999,130
-------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ....................................            3,749
   Accrued other expenses ..............................................           60,693
   Variation margin payable ............................................            4,866
   Other liabilities ...................................................            4,641
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ................................................           73,949
-------------------------------------------------------------------------------------------
NET ASSETS .............................................................    $  17,925,181
===========================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .....................................................       28,557,516
   Distribution in excess of net investment income .....................           49,987
   Accumulated net realized loss .......................................       (2,579,682)
   Net unrealized depreciation on:
      Investments ......................................................       (8,099,582)
      Futures ..........................................................           (4,877)
      Foreign currency related transactions ............................            1,819
-------------------------------------------------------------------------------------------
NET ASSETS .............................................................    $  17,925,181
===========================================================================================

CLASS 1:

NET ASSETS .............................................................       17,919,597
Shares outstanding ($0.01 par value; unlimited shares authorized) ......       45,421,448
Net asset value per share ..............................................    $        0.39

CLASS 4:

NET ASSETS .............................................................            5,584
Shares outstanding ($0.01 par value; unlimited shares authorized) ......           13,802
Net asset value per share ..............................................    $        0.40

See Notes to Financial Statements.

Statement of Operations

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                            INTERNATIONAL
                                                                             EQUITY FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .........................................................    $   1,739,636
      Interest .........................................................           24,687
      Interest from affliated investments ..............................           19,232
      Less: Foreign taxes withheld .....................................         (140,663)
-------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................................        1,642,892
-------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administrative fees .................................          440,614
      Distributors Fees (Note 4)
         Class 4 .......................................................               23
      Transfer agent ...................................................           12,121
      Directors' fees ..................................................            1,268
      Custody and accounting expenses ..................................           72,213
      Professional fees ................................................           20,344
      Registration expenses ............................................            2,376
      Other expenses ...................................................           15,629
-------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ......................          564,588
-------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser* ........................          (44,947)
      Less: Expenses reimbursed by the adviser** .......................           (1,476)
-------------------------------------------------------------------------------------------
      Net Expenses .....................................................          518,165
-------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...............................................        1,124,727
===========================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ...................................................       11,041,702
         Futures .......................................................         (628,959)
         Foreign currency related transactions .........................           80,327

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ...................................................      (33,284,610)
         Futures .......................................................           (2,447)
         Foreign currency related transactions .........................           (7,540)
-------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ...................      (22,801,527)
-------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ (21,676,800)
===========================================================================================

* Management fee waived by GEAM based on GEAM's contractual management fee waiver with the Fund.

** Management fee reimbursed by GEAM to the Fund based on the Fund's investment in the GE Money Market Fund.

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                    INTERNATIONAL
                                                                                     EQUITY FUND
------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED        YEAR ENDED
                                                                            DECEMBER 31,       DECEMBER 31,
                                                                               2008               2007
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income .............................................   $     1,124,727    $     1,114,623
    Net realized gain on investments, futures and foreign currency
      transactions ....................................................        10,493,070         14,671,900
    Net increase (decrease) in unrealized appreciation/(depreciation)
      on investments, futures, written options, foreign currency
      translation .....................................................       (33,294,597)         2,248,768
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations ...       (21,676,800)        18,035,291
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
      Class 1 .........................................................        (1,127,691)        (1,127,887)
      Class 4 .........................................................              (329)                --
    Net realized gains
      Class 1 .........................................................       (16,150,682)       (11,637,475)
      Class 4 .........................................................            (5,045)                --
-------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS .................................................       (17,283,747)       (12,765,362)
-------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets resulting from operations and
    distributions                                                             (38,960,547)         5,269,929
-------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares
      Class 1 .........................................................         12,325,832        21,702,440
      Class 4 .........................................................             10,000                --
    Value of distributions reinvested
      Class 1 .........................................................        17,278,373         12,765,354
      Class 4 .........................................................             5,374                 --
    Cost of shares redeemed
      Class 1 .........................................................       (57,006,212)       (36,113,216)
      Class 4 .........................................................                --                 --
-------------------------------------------------------------------------------------------------------------
    Net decrease from share transactions                                      (27,386,633)        (1,645,422)
-------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS .............................       (66,347,180)         3,624,507
-------------------------------------------------------------------------------------------------------------

NET ASSETS
  Beginning of period                                                          84,272,361         80,647,854
-------------------------------------------------------------------------------------------------------------
  End of period                                                           $    17,925,181    $    84,272,361
=============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME, END OF PERIOD           $        49,987    $       (27,047)
-------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ...........................................................           935,718          1,420,389
Issued for distributions reinvested ...................................        43,195,968            877,947
Shares redeemed .......................................................        (4,456,499)        (2,280,758)
-------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...........................................        39,675,187             17,578
=============================================================================================================
CLASS 4
Shares sold ...........................................................               696                 --
Issued for distributions reinvested ...................................            13,106                 --
-------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...........................................            13,802                 --
=============================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund (the "Fund"), Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share class of the Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                Level 1      Level 2     Level 3      Total
----------------------------------------------------------------------------------
Investments in Securities     $ 17,538,326   $ 311,262   $    --   $ 17,849,588
Other Financial Instruments         (4,877)         --        --         (4,877)

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment obectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                    Net Tax
         Cost of             Gross Tax         Gross Tax         Appreciation/
      Investments for        Unrealized        Unrealized        (Depreciation)
       Tax Purposes         Appreciation      Depreciation       on Investments
---------------------------------------------------------------------------------
      $  27,363,134           $ 72,063        $ (9,585,609)     $   (9,513,546)

   Net Tax Appreciation/   Undistributed      Undistributed
     (Depreciation) on        Income/       Long-Term Gains/
   Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
    and Other Net Assets   Ordinary Loss)     Capital Loss)     (see Detail Below)
-------------------------------------------------------------------------------------
      $      (3,058)          $ 54,951        $     251,252     $   (1,421,934)

As of December 31, 2008, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2008 as follows:

             Capital            Currency
----------------------------------------------------
            $1,416,970          $4,964

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

              Ordinary       Long-Term
               Income       Capital Gains      Total
-----------------------------------------------------------
2008         $ 1,428,534   $ 15,855,213     $ 17,283,747
2007           1,502,823     11,262,539       12,765,362

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

          Undistributed
          (Distribution
          in Excess of)
         Net Investment         Accumulated
             Income          Net Realized Gain
---------------------------------------------------
             $80,327             $(80,327)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENTS On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation, or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

     Annualized based on average daily net assets
-------------------------------------------------------
        Average Daily             Advisory and
      Net Assets of Fund      Administration Fees
-------------------------------------------------------
      First $100 million             1.00%
      Next $100 million              0.95%
      Over $200 million              0.90%

GEAM has entered into a contractual arrangement with the Company to limit the management fee charged to the Fund to 0.80% of the average daily net assets of the Fund (the "Management Fee Waiver Agreement"). Unless terminated or amended, the Management Fee Waiver Agreement will continue until April 30, 2009. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Management Fee Waiver Agreement without penalty upon 60 days written notice to GEAM. The Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GEAM.

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $839 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                    U.S. Government Securities
------------------------------------------------------------------
                    Purchases           Sales
------------------------------------------------------------------
                    $   --             $  --

                             Other Securities
------------------------------------------------------------------
                     Purchases              Sales
------------------------------------------------------------------
                    $ 18,049,618          $ 60,437,756

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the International Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                    PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- International Equity Fund        $15,855,213

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended December 31, 2008, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds follows:

                                   TOTAL FOREIGN          TOTAL FOREIGN
FUND NAME                          SOURCE INCOME           TAXES PAID
--------------------------------------------------------------------------------
GE Investments Funds, Inc. --
   International Equity Fund        $1,734,366              $142,585

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. In this regard, the Board members considered the management fee waiver agreement between the Fund and GEAM, pursuant to which GEAM has agreed to limit the management fee charged to the Fund to 0.80% of average daily net assets (this agreement expires on April 30, 2009). The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund as well as the management fee waiver agreement between GEAM and the Fund as discussed above. They recognized the economies of scale benefits that would be derived by the Fund as a result of the breakpoint fee structure in the event that average daily net assets exceed $100 million and after the management fee waiver expires as discussed above. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They reviewed the Fund's figures, which, absent consideration of the management fee waiver, exceeded the Lipper peer group average, but which were within the applicable

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

peer group range when such waiver was incorporated. They also considered the Fund's relatively small asset size, noting that the Fund's effective management fee would decline as assets grow due to the breakpoints in the management fee schedule. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, PRESIDENT - U.S. EQUITIES
Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS
John J. Walker, EVP, CHIEF OPERATING OFFICER
David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Premier Growth Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.

Premier Growth Equity Fund                                              Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE .............................................             1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS .......................             2

NOTES TO SCHEDULE OF INVESTMENTS .................................             8

FINANCIAL STATEMENTS

   Financial Highlights ..........................................             9

   Statement of Assets and Liabilities ...........................            10

   Statement of Operations .......................................            11

   Statements of Changes in Net Assets ...........................            12

   Notes to Financial Statements .................................            13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........            19

TAX INFORMATION ..................................................            20

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ....................            21

ADDITIONAL INFORMATION ...........................................            24

INVESTMENT TEAM ..................................................            27

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index. The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
DAVID B. CARLSON

DAVID B. CARLSON IS CHIEF INVESTMENT OFFICER - U.S. EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON IS PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987, A SENIOR VICE PRESIDENT IN 1989.

Q. HOW DID THE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Premier Growth Equity Fund returned -36.66% for Class 1 shares and -36.49% for Class 4 shares (since inception date of May 1, 2008). The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 224 Large-Cap Growth funds returned an average of -41.67% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

      For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). US stocks were far from the worst-hit in 2008, with stocks falling 55 to 72 percent in the BRIC economies (Brazil, Russia, India and China), which had exhibited more robust growth than developed countries in recent years. While the credit crisis battered financials the most, the other sectors all suffered amid concerns of slowing economic growth and the fragile consumer.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Last year's decline in the S&P500 of 37% was the worst calendar year return since the Great Depression. We are likely in the worst economic recession since the 1930s as well. With a decline of this magnitude, we realize that it is of small consolation to state that the Fund outperformed the market (S&P500) and finished in the top quartile of our peer group of mutual funds, as measured by Lipper Analytical Services.

      The worst performing sector in the market last year was the financial sector with a decline of 55%. The Fund was underweighted in the financial sector when compared to the S&P 500, and our financial stocks fell less than the sector. Our overweight in the consumer discretionary sector helped performance, where our two retail stocks Lowes (down 3%) and Bed Bath and Beyond (down 13%) outperformed the market. Technology was a positive contributor as our holdings were down less than the sector. Our largest technology

                                                                             Q&A
--------------------------------------------------------------------------------

      holding was Qualcomm, which was down 8% last year. However, our worst performing sector was energy. While we were underweight in the sector, our holdings in Schlumberger and Transocean were down more than the energy sector overall. We continue to hold these two energy service companies for the long term. Our underweight in consumer staples hurt relative performance as this sector declined less than the market. Our holding in Pepsi outperformed the market, but we did not have enough in the sector, which typically holds up well in a bear market.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. We ended the year with 37 names in the portfolio, which was approximately the same as last year. Turnover in the portfolio was about 22%, which was inline with our historical average. The technology sector remained the Fund's largest sector weighting at approximately 32% of the portfolio. Some of corporate America's strongest balance sheets are in the technology sector, with companies such as Microsoft, Qualcomm, and Cisco having extremely large cash balances and little to no debt. The Fund continued to maintain an overweight in healthcare and consumer discretionary (primarily media and retail).

Q.    HOW IS THE PORTFOLIO POSITIONED FOR THE YEAR AHEAD?

A. We are essentially fully invested in equities, while holding cash at approximately 2% of the portfolio. With the bear market decline of 50%, we are more focused on positioning for the eventual recovery that we hope will start later in 2009. We continue to have a growth bias with technology, healthcare and consumer discretionary as the largest weights. We are underweighted in financials, but looking for opportunities. We are also underweighted in energy, but will likely add to this sector when we see signs of a better economy.

      We believe our holdings continue to be in high quality industry leaders with attractive long-term prospects.

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------
                                          ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE       EXPENSES PAID
                                      BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)  DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------------
   Class 1                                      1,000.00                     680.58                 3.53
   Class 4                                      1,000.00                     679.09                 5.49
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------------
   Class 1                                      1,000.00                   1,020.85                 4.11
   Class 4                                      1,000.00                   1,018.63                 6.39
-----------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.81% FOR CLASS 1 SHARES AND 1.26% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-31.94)% FOR CLASS 1 SHARES, AND (-32.09)% FOR CLASS 4 SHARES.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                 Premier Growth Equity Fund      S&P 500 Index
12/98                     $ 10,000                  $ 10,000
12/99                     $ 13,626                  $ 12,107
12/00                     $ 12,914                  $ 10,995
12/01                     $ 11,733                  $  9,685
12/02                     $  9,268                  $  7,545
12/03                     $ 11,947                  $  9,712
12/04                     $ 12,787                  $ 10,769
12/05                     $ 12,953                  $ 11,299
12/06                     $ 14,127                  $ 13,083
12/07                     $ 14,881                  $ 13,802
12/08                     $  9,426                  $  8,695

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 12/12/97)
--------------------------------------------------------------------------------

                                       ONE     FIVE    TEN     ENDING VALUE OF A
                                       YEAR    YEAR    YEAR   $10,000 INVESTMENT
--------------------------------------------------------------------------------
Premier Growth Equity Fund           -36.66%  -4.63%  -0.59%       $9,426
--------------------------------------------------------------------------------
S&P 500 Index                        -37.00%  -2.19%  -1.39%       $8,695
--------------------------------------------------------------------------------
Lipper peer group average*           -41.67%  -3.88%  -2.87%
--------------------------------------------------------------------------------

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                 Premier Growth Equity Fund      S&P 500 Index
05/01/08               $ 10,000.00                $ 10,000.00
   06/08               $  9,351.76                $  9,276.04
   09/08               $  8,800.30                $  8,500.05
   12/08               $  6,350.72                $  6,634.65

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                  THREE     SIX      SINCE     ENDING VALUE OF A
                                  MONTHS   MONTHS  INCEPTION  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Premier Growth Equity Fund       -27.84%  -32.09%   -36.49%        $6,351
--------------------------------------------------------------------------------
S&P 500 Index                    -21.94%  -28.48%   -33.66%        $6,635
--------------------------------------------------------------------------------
Lipper peer group average**      -23.80%  -35.08%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in a limited number of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $43,374 (in thousands)

                                   [PIE CHART]

Short-Term                                 1.3%
Other Investments                          0.0%***
Information Technology                    34.0%
Consumer Discretionary                    18.7%
Healthcare                                15.9%
Financials                                11.5%
Energy                                     4.9%
Materials                                  4.1%
Consumer Staples                           3.5%
Industrials                                3.5%
Telecommunication Services                 2.6%

TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2008
as a % of Market Value

-----------------------------------------------------------------
QUALCOMM Inc.                                              4.88%
-----------------------------------------------------------------
Western Union Co.                                          4.31%
-----------------------------------------------------------------
Comcast Corp. (Class A)                                    4.22%
-----------------------------------------------------------------
Intuit, Inc.                                               4.20%
-----------------------------------------------------------------
Amgen, Inc.                                                4.09%
-----------------------------------------------------------------
Liberty Media Corp - Entertainment (Series A)              3.87%
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.                                    3.69%
-----------------------------------------------------------------
Cisco Systems, Inc.                                        3.68%
-----------------------------------------------------------------
Paychex, Inc.                                              3.67%
-----------------------------------------------------------------
State Street Corp.                                         3.66%
-----------------------------------------------------------------

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN YEAR PERIODS INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 224, 189 AND 70 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

 ** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 234 AND 231 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%+
--------------------------------------------------------------------------------

BEVERAGES -- 3.5%

PepsiCo, Inc. .........................             27,954   $   1,531,040

BIOTECHNOLOGY -- 7.5%

Amgen, Inc. ...........................             30,749       1,775,755 (a)
Genentech, Inc. .......................             11,648         965,736 (a)
Gilead Sciences, Inc. .................             10,097         516,360 (a)
                                                                 3,257,851
CAPITAL MARKETS -- 5.8%

Goldman Sachs Group, Inc. .............             10,872         917,488
State Street Corp. ....................             40,379       1,588,106 (c)
                                                                 2,505,594

CHEMICALS -- 3.3%

Monsanto Co. ..........................             20,189       1,420,296

COMMERCIAL SERVICES & SUPPLIES -- 2.7%

Iron Mountain, Inc. ...................             47,367       1,171,386 (a)

COMMUNICATIONS EQUIPMENT -- 11.6%

Cisco Systems, Inc. ...................             97,839       1,594,776 (a,d)
Corning Inc. ..........................             60,256         574,240
QUALCOMM Inc. .........................             59,014       2,114,471
Research In Motion Ltd. ...............             18,947         768,869 (a)
                                                                 5,052,356
DIVERSIFIED FINANCIAL SERVICES -- 2.3%

CME Group Inc. ........................              4,814       1,001,841

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 1.9%

Molex Inc. (Class A) ..................             63,207         818,531 (d)

ENERGY EQUIPMENT & SERVICES -- 4.9%

Schlumberger Ltd. .....................             27,954       1,183,293
Transocean Ltd. .......................             20,189         953,930 (a)
                                                                 2,137,223

HEALTHCARE EQUIPMENT & SUPPLIES -- 2.5%

Medtronic, Inc. .......................             34,166       1,073,496

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 3.4%

Lincare Holdings, Inc. ................             34,787   $     936,814 (a)
VCA Antech, Inc. ......................             26,401         524,852 (a)
                                                                 1,461,666

HOTELS RESTAURANTS & LEISURE -- 2.1%

Carnival Corp. ........................             38,048         925,327

INSURANCE -- 2.5%

Aflac Inc. ............................             23,295       1,067,843

INTERNET SOFTWARE & SERVICES -- 1.7%

eBay, Inc. ............................             53,579         747,963 (a)

IT SERVICES -- 9.2%

Paychex, Inc. .........................             60,567       1,591,701
Visa, Inc. (Class A) ..................             10,095         529,483
Western Union Co. .....................            130,466       1,870,882
                                                                 3,992,066
MACHINERY -- 3.5%

Dover Corp. ...........................             45,813       1,508,164

MEDIA -- 10.3%

Comcast Corp. (Class A) ...............            113,369       1,830,909
Liberty Global, Inc. (Series C) .......             62,121         942,997 (a)
Liberty Media Corp - Entertainment
   (Series A) .........................             95,975       1,677,643 (a)
                                                                 4,451,549
METALS & MINING -- 0.8%

Allegheny Technologies Inc. ...........             13,511         344,936

PHARMACEUTICALS -- 2.6%

Johnson & Johnson .....................             18,636       1,114,992

REAL ESTATE MANAGEMENT &
   DEVELOPMENT -- 0.9%

CB Richard Ellis Group, Inc.
   (Class A) ..........................             93,181         402,542 (a)

SOFTWARE -- 6.9%

Intuit, Inc. ..........................             76,563       1,821,434 (a,d)
Microsoft Corp. .......................             59,790       1,162,318
                                                                 2,983,752
SPECIALTY RETAIL -- 6.3%

Bed Bath & Beyond, Inc. ...............             62,897       1,598,842 (a)
Lowe's Companies, Inc. ................             52,026       1,119,599
                                                                 2,718,441

See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.6%

American Tower Corp. (Class A) ........             38,049   $   1,115,597 (a)

TOTAL COMMON STOCK
   (COST $60,434,285) .................                         42,804,452

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $5,480) ......................                              3,014 (e)

TOTAL INVESTMENTS IN SECURITIES
   (COST $60,439,765) .................                         42,807,466

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.3%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class
   1.02% (COST $566,786) ..............                            566,786 (b,f)

TOTAL INVESTMENTS
   (COST $61,006,551) .................                         43,374,252

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (0.1)% ......................                            (60,025)
                                                             -------------

NET ASSETS -- 100.0% ..................                      $  43,314,227
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GEI Premier Growth Equity had the following short futures contracts open at December 31, 2008:

                                            NUMBER      CURRENT
                              EXPIRATION      OF        NOTIONAL   UNREALIZED
DESCRIPTION                      DATE      CONTRACTS     VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures                    March 2009       1       $(225,025) $     (9,063)

See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents 7-day yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2008 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*     Less than 0.1%.

+     Percentages are based on net assets as of December 31, 2008

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

PREMIER GROWTH EQUITY FUND

                                                     -------------------------------------------------------   ---------------
                                                                               CLASS 1                             CLASS 4
                                                     -------------------------------------------------------   ---------------
                                                     12/31/08      12/31/07   12/31/06   12/31/05   12/31/04      12/31/08**
                                                     -------------------------------------------------------   ---------------
INCEPTION DATE                                             --            --         --         --   12/12/97       5/1/08
Net asset value, beginning of period .............   $  78.95      $  82.17   $  75.65   $  74.95   $  70.46     $  78.52
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..........................       0.30          0.23       0.35       0.24       0.47         0.02
  Net realized and unrealized gains/(losses) on
    investments ..................................     (29.32)         4.19       6.51       0.73       4.48       (28.75)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...     (29.02)         4.42       6.86       0.97       4.95       (28.73)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........................       0.26          0.23       0.34       0.27       0.46         0.06
  Return of Capital ..............................       0.01            --         --         --         --         0.01
  Net realized gains .............................       3.17          7.41         --         --         --         3.17
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       3.44          7.64       0.34       0.27       0.46         3.24
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................   $  46.49      $  78.95   $  82.17   $  75.65   $  74.95     $  46.55
==============================================================================================================================
TOTAL RETURN (a) .................................     (36.66)%        5.34%      9.07%      1.29%      7.03%      (36.49)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......   $ 43,308      $ 94,720   $110,538   $126,682   $137,801     $      6
  Ratios to average net assets:
    Net investment income ........................       0.36%         0.24%      0.41%      0.30%      0.62%        0.05%*
    Expenses .....................................       0.76%(b)      0.72%      0.71%      0.71%      0.71%        1.21%(b)*
  Portfolio turnover rate ........................         23%           29%        27%        34%        22%          23%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

See Notes to Financial Statements.

                                                                        PREMIER
Statement of Assets                                                     GROWTH
and Liabilities DECEMBER 31, 2008                                     EQUITY FUND
----------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $60,434,285) .......   $ 42,804,452
   Investments in affiliated securities, at market
      (cost $5,480) ..............................................          3,014
   Short-term affiliated investments (at amortized cost) .........        566,786
   Dividend receivable ...........................................         53,719
   Receivable for fund shares sold ...............................            742
----------------------------------------------------------------------------------
     TOTAL ASSETS ................................................     43,428,713
----------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed ..............................         27,291
   Payable to GEAM ...............................................         51,907
   Accrued other expenses ........................................         25,770
   Variation margin payable ......................................          2,975
   Other liabilities .............................................          6,543
----------------------------------------------------------------------------------
     TOTAL LIABILITIES ...........................................       114,486
----------------------------------------------------------------------------------
NET ASSETS .......................................................   $ 43,314,227
==================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...............................................     62,902,740
   Undistributed (distribution in excess of) net
     investment income ...........................................             --
   Accumulated net realized loss .................................     (1,947,151)
   Net unrealized depreciation on:
     Investments .................................................    (17,632,299)
     Futures .....................................................         (9,063)
----------------------------------------------------------------------------------
NET ASSETS .......................................................   $ 43,314,227
==================================================================================
CLASS 1:

NET ASSETS .......................................................     43,307,876
Shares outstanding ($0.01 par value; unlimited shares
  authorized) ....................................................        931,595
Net asset value per share ........................................   $      46.49

CLASS 4:

NET ASSETS .......................................................          6,351
Shares outstanding ($0.01 par value; unlimited shares
  authorized) ....................................................            136
Net asset value per share ........................................   $      46.55

See Notes to Financial Statements.

Statement of Operations                                              PREMIER
                                                                     GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2008                               EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ...............................................    $     795,672
      Interest ...............................................            3,214
      Interest from affliated investments ....................           26,961
--------------------------------------------------------------------------------
   TOTAL INCOME ..............................................          825,847
--------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administrative fees .......................          481,945
      Distributors Fees (Note 4)
         Class 4 .............................................               25
      Transfer agent .........................................           12,144
      Directors' fees ........................................            1,963
      Custody and accounting expenses ........................           32,627
      Professional fees ......................................           21,463
      Registration expenses ..................................            2,983
      Other expenses .........................................           12,121
--------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ............          565,271
--------------------------------------------------------------------------------
      Add: Expenses reimbursed by the adviser ................           (2,297)
--------------------------------------------------------------------------------
      Net expenses ...........................................          562,974
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME .....................................          262,873
================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      REALIZED GAIN ON:
         Investments .........................................          507,861
         Futures .............................................          237,925
      DECREASE IN UNREALIZED DEPRECIATION ON:
         Investments .........................................      (29,805,940)
         Futures .............................................          (12,350)
--------------------------------------------------------------------------------
      Net realized and unrealized loss on investments ........      (29,072,504)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......    $ (28,809,631)
================================================================================

 See Notes to Financial Statements.

                                                                                                        PREMIER
Statements of                                                                                           GROWTH
Changes in Net Assets                                                                                 EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             YEAR ENDED          YEAR ENDED
                                                                                         DECEMBER 31, 2008    DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........................................................    $      262,873      $       249,761
      Net realized gain on investments, futures and foreign currency transactions .....           745,786           10,488,507
      Net decrease in unrealized depreciation on investments, futures and foreign
         currency related transactions ................................................       (29,818,290)          (5,067,710)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations .................       (28,809,631)           5,670,558
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income
        Class 1 .......................................................................          (222,187)            (256,356)
        Class 4 .......................................................................                (7)                  --
      Return of Capital
        Class 1 .......................................................................           (11,151)                  --
        Class 4 .......................................................................                (2)                  --
      Net realized gains
        Class 1 .......................................................................        (2,751,709)          (8,134,986)
        Class 4 .......................................................................              (404)                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................        (2,985,460)          (8,391,342)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions .................       (31,795,091)          (2,720,784)
-------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
        Class 1 .......................................................................         1,952,543            1,994,787
        Class 4 .......................................................................            10,000                   --
      Value of distributions reinvested
        Class 1 .......................................................................         2,985,047            8,391,337
        Class 4 .......................................................................               413                   --
      Cost of shares redeemed
        Class 1 .......................................................................       (24,559,128)         (23,483,075)
        Class 4 .......................................................................                --                   --
-------------------------------------------------------------------------------------------------------------------------------
      Net decrease from share transactions ............................................       (19,611,125)         (13,096,951)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS .......................................................       (51,406,216)         (15,817,735)

NET ASSETS
   Beginning of period ................................................................        94,720,443          110,538,178
-------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................    $   43,314,227      $    94,720,443
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD ....................................    $           --      $        11,369
-------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold ...........................................................................            28,477               23,508
Issued for distributions reinvested ...................................................            65,620              105,818
Shares redeemed .......................................................................          (362,227)            (274,777)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...........................................................          (268,130)            (145,451)
===============================================================================================================================
CLASS 4
Shares sold ...........................................................................               127                   --
Issued for distributions reinvested ...................................................                 9                   --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...........................................................               136                   --
===============================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the "Fund"), Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTION

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                Level 1      Level 2    Level 3      Total
-----------------------------------------------------------------------------------
Investments in Securities     $43,371,238    $3,014      $ --     $43,374,252
Other Financial Instruments        (9,063)       --        --          (9,063)

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties r the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

        Cost of           Gross Tax         Gross Tax        Net Tax Appreciation/
    Investments for       Unrealized        Unrealized          (Depreciation)
      Tax Purposes       Appreciation      Depreciation         on Investments
-----------------------------------------------------------------------------------------
      $62,626,053          $634,833        $(19,886,634)         $(19,251,801)

   Net Tax Appreciation/   Undistributed     Undistributed
     (Depreciation) on        Income/       Long-Term Gains/
   Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
   and Other Net Assets    Ordinary Loss)    Capital Loss)     (see Detail Below)
----------------------------------------------------------------------------------------

           $ --                 $ --              $ --            $(336,712)

As of December 31, 2008, the Fund has no capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $336,712 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

            Ordinary       Long-Term         Return
             Income      Capital Gains     of Capital        Total
---------------------------------------------------------------------
2008        $323,003      $2,651,304        $11,153       $2,985,460
2007         477,858       7,913,484             --        8,391,342

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

     Undistributed             Accumulated
    Net Investment            Net Realized
        Income                    Loss             Paid In Capital
---------------------------------------------------------------------
      $(40,895)                  $52,048              $(11,153)

On October 1, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3.    LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

DISTRIBUTION AND SERVICE (12b-1) FEE The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $1,182 was charged to the Fund.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.    INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

            U.S. Government Securities
---------------------------------------------------
            Purchases           Sales
---------------------------------------------------
              $ --               $ --

                 Other Securities
---------------------------------------------------
            Purchases           Sales
---------------------------------------------------
           $16,617,520       $37,344,876

SECURITY LENDING At December 31, 2008, the Fund did not participate in securities lending

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Premier Growth Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Premier Growth Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Premier Growth Equity Fund           $2,651,304

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J.Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

 Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R.Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Money Market Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
Money Market Fund                                                       Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................          1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................          2

NOTES TO SCHEDULE OF INVESTMENTS ....................................          8

FINANCIAL STATEMENTS

   Financial Highlights .............................................          9

   Statement of Assets and Liabilities ..............................         10

   Statement of Operations ..........................................         11

   Statements of Changes in Net Assets ..............................         12

   Notes to Financial Statements ....................................         13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............         18

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................         19

ADDITIONAL INFORMATION ..............................................         22

INVESTMENT TEAM .....................................................         25

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund's website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

Money Market Fund
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL E. MARTINI

THE MONEY MARKET FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES JAMES C. GANNON, MICHAEL E. MARTINI AND ANDREW A. MASELLI. AS LEAD PORTFOLIO MANAGER FOR THE MONEY MARKET FUND, MR. MARTINI HAS OVERSIGHT RESPONSIBILITIES OVER THE FUND.

MICHAEL E. MARTINI IS A PORTFOLIO MANAGER AT GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE JOINING GE ASSET MANAGEMENT IN MARCH OF 2008. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. MARTINI WAS A VICE PRESIDENT AT CERES CAPITAL PARTNERS LLC, WHERE HE WORKED AT THE FIRM'S TREASURY DESK FROM MARCH 2006 TO JANUARY 2008, AND A SENIOR VICE PRESIDENT AT PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) FROM 1996 TO 2004, WHERE HE WAS A PORTFOLIO MANAGER AT THE FIRM'S MONEY MARKET/SHORT-TERM DESK.

ANDREW A. MASELLI IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE APRIL 2003. MR. MASELLI JOINED GE ASSET MANAGEMENT IN 1998 AS A DATA INTEGRITY ANALYST IN TRADE OPERATIONS, WHERE HE HELD VARIOUS POSITIONS BOTH IN EQUITIES AND FIXED INCOME SUPPORT. IN 2002, HE WAS PROMOTED TO SENIOR TRADE SUPPORT SPECIALIST WORKING ON THE SHORT-TERM DESK AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN JUNE 2005.

JAMES C. GANNON IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE DECEMBER 2000. SINCE JOINING GE ASSET MANAGEMENT IN 1995, MR. GANNON SERVED IN VARIOUS POSITIONS AT GE ASSET MANAGEMENT INCLUDING TRADE OPERATIONS SPECIALIST IN FIXED INCOME, AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN FEBRUARY 2003.

Q. HOW DID THE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Class 1 shares of the Money Market Fund returned 2.24%. The 90-day Treasury Bill, the Fund's benchmark, returned 1.39% and the Fund's Lipper peer group of 106 Money Market funds returned an average of 2.23% for the twelve-month period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2008.

A. According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government

--------------------------------------------------------------------------------
                                                                             Q&A

      programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Amidst a deepening recession and fear of deflation, the Federal Reserve accelerated its easing policy by lowering the fed funds target to 0%-0.25% in December, a drop of 425 bps from the beginning of the year. Interest rates fell dramatically, particularly in the fourth quarter, while credit spreads widened to record levels as investors lost confidence in risky assets and fled to the safety of U.S. Treasuries. 3-month Treasury Bills fell 316 bps to 0.08%, reaching negative yields at the height of the credit crisis. 2 and 10-year note yields fell 228 and 181 bps respectively to 0.76% and 2.21%. High-grade credit spreads widened 310 bps to 490 bps over U.S. Treasuries during the year and high yield credit spreads widened from 570 bps to 1670 bps reflecting increased expectation of defaults.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of Fund performance was the Fund's emphasis on government securities. As short-term credit markets seized up in the aftermath of Lehman Brothers' bankruptcy and the announcement of a few money market funds "breaking the buck" in September, corporate and asset-backed commercial paper underperformed significantly.

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT             ACCOUNT VALUE                   EXPENSES
                                  THE BEGINNING OF            AT THE END OF                 PAID DURING
                                   THE PERIOD ($)             THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                    1,008.46                       2.28
---------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
 (2.5% for the period)               1,000.00                    1,022.62                       2.29
---------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.45% FOR CLASS 1 SHARES (FOR THE PERIOD JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (+0.85)% FOR CLASS 1 SHARES.

Money Market Fund
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT (CLASS 1 SHARES)
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                     Money Market Fund               90-Day T-Bill
                  (ending value $13,820)        (ending value $13,710)
12/01/98                  $10,000                       $10,000
   12/99                  $10,500                       $10,477
   12/00                  $11,155                       $11,107
   12/01                  $11,600                       $11,491
   12/02                  $11,772                       $11,679
   12/03                  $11,864                       $11,798
   12/04                  $11,976                       $11,963
   12/05                  $12,311                       $12,348
   12/06                  $12,883                       $12,945
   12/07                  $13,517                       $13,523
   12/08                  $13,820                       $13,710

INVESTMENT PROFILE

A fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term U.S. dollar-denominated money market instruments.

TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
(CLASS 1 SHARES)
--------------------------------------------------------------------------------

                                                            ONE     FIVE   TEN
                                                            YEAR    YEAR   YEAR
--------------------------------------------------------------------------------
Money Market Fund                                           2.24%   3.10%  3.29%
--------------------------------------------------------------------------------
90 Day T-Bill                                               1.39%   3.05%  3.21%
--------------------------------------------------------------------------------
Lipper peer group average*                                  2.23%   3.00%  3.15%
--------------------------------------------------------------------------------
Inception date                                             7/1/85
--------------------------------------------------------------------------------

FUND YIELD AT DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                     FUND     IBC'S MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                                       1.78%+           0.76%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                                     1.80%            0.76%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2008.

** IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET FUNDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. NOTWITHSTANDING THE PRECEDING STATEMENTS, FUND SHAREHOLDERS WILL BE GUARANTEED TO RECEIVE $1.00 NET ASSET VALUE PER SHARE FOR AMOUNTS THAT THEY HELD AS OF SEPTEMBER 19, 2008, SUBJECT TO THE TERMS OF THE U.S. TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM) AND ONLY AS LONG AS THE FUND CONTINUES TO PARTICIPATE IN THE PROGRAM. FOR MORE INFORMATION ABOUT THE U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM AND THE FUND'S PARTICIPATION IN THE PROGRAM, PLEASE SEE NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS ON PAGE 16, AND THE FUND'S MOST CURRENT PROSPECTUS.

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MONEY MARKET FUNDS PEER GROUP CONSISTING OF 106, 99 AND 71 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MONEY MARKET FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio Composition based on a Market Value of $546,482 (in thousands) as of December 31, 2008

                                   [PIE CHART]

Commercial Paper                                                           30.9%
Certificates of Deposit                                                    29.0%
U.S. Governments                                                           24.0%
Repurchase Agreements                                                       8.6%
Corporate Notes                                                             5.7%
Time Deposit                                                                1.8%

----------------------------------------------------------------------------------
                                                    PRINCIPAL      AMORTIZED
                                                       AMOUNT           COST
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.8%+
----------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 23.9%

U.S. AGENCIES(e)

Federal Home Loan Bank
   2.52%   04/21/09 ..........................   $  6,000,000   $  5,999,400
FHLB Disc Corp
   0.25%   05/15/09 ..........................      9,280,000      9,271,364   (b)
   1.00%   02/23/09 ..........................     13,500,000     13,480,125   (b)
   2.41%   01/14/09 ..........................     12,420,000     12,409,236   (b)
FNMA Discount
   0.47%   06/10/09 ..........................     16,810,000     16,774,886   (b)
   1.05%   03/09/09 ..........................     12,110,000     12,086,335   (b)
   1.91%   01/20/09 ..........................     14,000,000     13,985,961   (b)
   2.06%   03/02/09 ..........................     11,960,000     11,919,137   (b)
Freddie Discount
   1.96%   01/12/09 ..........................     11,630,000     11,623,071   (b)
   2.71%   02/02/09 ..........................     12,610,000     12,579,624   (b)
   1.11%   03/11/09 ..........................     11,000,000     10,976,598   (b)
                                                                 131,105,737

COMMERCIAL PAPER -- 30.8%

Abbey National North America LLC
   0.13%   01/02/09 ..........................     17,450,000     17,449,939   (b)
   1.50%   03/02/09 ..........................      4,460,000      4,448,850
Bank of America Corp.
   3.10%   02/12/09 ..........................     17,800,000     17,735,623   (b)
Calyon North America Inc.
   0.25%   01/02/09 ..........................      5,500,000      5,499,962   (b)

----------------------------------------------------------------------------------
                                                    PRINCIPAL      AMORTIZED
                                                       AMOUNT           COST
----------------------------------------------------------------------------------
CBA Delaware Finance Inc.
   1.08%   03/17/09 ..........................   $  6,550,000   $  6,535,263   (b)
   1.83%   01/28/09 ..........................     14,560,000     14,540,016   (b)
ConocoPhillips
   1.30%   01/29/09 ..........................     11,190,000     11,178,686 (a,b)
Danske Corp.
   1.30%   01/12/09 ..........................      9,730,000      9,726,135 (a,b)
   1.49%   02/17/09 ..........................     11,380,000     11,357,863 (a,b)
HSBC USA Inc
   0.30%   01/21/09 ..........................      9,670,000      9,668,388   (b)
   1.87%   01/21/09 ..........................     11,130,000     11,118,437
ING US Funding LLC
   1.90%   01/15/09 ..........................     14,000,000     13,989,656   (b)
Royal Bank Of Scotland PLC
   2.74%   01/30/09 ..........................     16,000,000     15,964,684   (b)
Societe Generale North America Inc.
   1.39%   03/16/09 ..........................      5,630,000      5,613,914   (b)
Westpac Banking Corp.
   1.90%   02/18/09 ..........................     13,880,000     13,844,837   (b)
                                                                 168,672,253

REPURCHASE AGREEMENTS -- 8.7%

Barclays Bank Gov Agcy Repo
   0.04% dated 12/31/08, to be
   repurchased at $7,000,016 on
   01/02/08 collateralized by
   $7,140,314 U.S. Government
   Agency Bonds, 4.50% and 3.85%,
   maturing 10/09/09 and 04/17/13.
   01/02/09 ..................................      7,000,000      7,000,000

Deutsche Bank Gov Agcy Repo
   0.05% dated 12/31/08, to be
   repurchased at $14,000,039 on
   01/02/08 collateralized by
   $14,280,605 U.S. Government
   Agency Bonds, 5.13%,
   maturing 04/18/11.
   01/02/09 ..................................     14,000,000     14,000,000

Goldman Sachs Gov Agcy Repo
   0.01% dated 12/31/08, to be
   repurchased at $26,200,007 on
   01/02/08 collateralized by
   $26,724,056 U.S. Government
   Agency Bonds, 3.00%,
   maturing 07/15/12.
   01/02/09 ..................................     26,200,000     26,200,000
                                                                  47,200,000

CORPORATE NOTES -- 5.7%

Bank of Montreal Chicago
   1.82%   01/12/09...........................     12,020,000     12,021,446   (d)
Barclays Bank PLC NY
   2.42%   02/26/09 ..........................      6,500,000      6,506,716   (d)
Toyota Motor Credit Corp
   1.22%   09/15/09 ..........................     12,900,000     12,900,000   (d)
                                                                  31,428,162

See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MONEY MARKET FUND

Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                    PRINCIPAL      AMORTIZED
                                                       AMOUNT           COST
----------------------------------------------------------------------------------
TIME DEPOSIT -- 1.8%

State Street Corp.
   0.01%   01/02/09 ..........................   $  9,596,330   $  9,596,330   (c)

CERTIFICATES OF DEPOSIT -- 28.9%

Bank Of Nova Scotia, Houston
   1.40%   01/07/09 ..........................     11,140,000     11,140,000
Barclays Bank PLC NY
   2.25%   02/10/09 ..........................     16,370,000     16,370,000
BNP Paribas NY
   1.68%   02/05/09 ..........................      7,540,000      7,540,000
   2.38%   01/06/09 ..........................     13,330,000     13,330,000
Calyon NY
   3.88%   01/27/09 ..........................     16,040,000     16,040,000
Chase Bank USA NA
   2.50%   02/06/09 ..........................     16,040,000     16,040,000
Lloyds TSB Bank PLC NY
   2.05%   03/02/09 ..........................     12,120,000     12,119,990
Rabobank Nederland NY
   0.50%   03/19/09 ..........................      8,000,000      8,000,000
   3.80%   01/05/09 ..........................     14,360,000     14,360,000
Royal Bank Of Canada NY
   1.69%   02/04/09 ..........................     16,400,000     16,400,000
Societe Generale NY
   2.20%   03/03/09 ..........................     16,790,000     16,790,000
Toronto-Dominion Bank NY
   1.75%   01/22/09 ..........................     10,350,000     10,350,000
                                                                 158,479,990

TOTAL SHORT-TERM INVESTMENTS
   (COST $546,482,472) .......................                   546,482,472

OTHER ASSETS AND LIABILITIES, NET -- 0.2% ....                     1,071,174
                                                                ------------

NET ASSETS -- 100.0% .........................                  $547,553,646
                                                                ============

See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $32,262,684 or 5.89% of net assets. These securities have been determined to be liquid using procedures established by the Board of Directors of GE Investments Funds, Inc.

(b)   Coupon amount represents 7-day yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(e) On September 7, 2008, the Federal Housing Agency placed Fannie Mae and Freddie Mac into conservatorship.

+     Percentages are based on net assets as of December 31, 2008.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

MONEY MARKET FUND

                                                         12/31/08   12/31/07   12/31/06   12/31/05    12/31/04
---------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --         --         --         --      7/1/85
Net asset value, beginning of period .................   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .............................       0.02       0.05       0.05       0.03        0.01
   Net realized and unrealized gains on investments ..         --         --         --         --          --
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..............       0.02       0.05       0.05       0.03        0.01
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .............................       0.02       0.05       0.05       0.03        0.01
   Return of capital .................................         --         --         --       0.00(b)       --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       0.02       0.05       0.05       0.03        0.01
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......................   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
===============================================================================================================
TOTAL RETURN (a) .....................................       2.24%      4.92%      4.65%      2.79%       0.95%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........   $547,554   $340,690   $279,622   $250,149    $278,703
   Ratios to average net assets:
      Net investment income ..........................       2.15%      4.81%      4.58%      2.74%       0.92%
      Net expenses ...................................       0.45%      0.48%      0.49%      0.49%       0.47%
      Gross expenses .................................       0.45%      0.48%      0.49%      0.49%       0.47%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges. Had the adviser not absorbed a portion of the expense, total returns would have been lower.

(b)   Less than $0.01 per share.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                           MONEY
                                                                          MARKET
                                                                           FUND
------------------------------------------------------------------------------------
ASSETS
   Short-term Investments at amortized cost ........................   $546,482,472
   Income receivables ..............................................        473,320
   Receivable for fund shares sold .................................        797,447
------------------------------------------------------------------------------------
      TOTAL ASSETS .................................................    547,753,239
------------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed ................................          1,630
   Payable to GEAM .................................................        213,747
   Accrued other expenses ..........................................         31,958
   Other liabilities ...............................................        (47,742)
------------------------------------------------------------------------------------
      TOTAL LIABILITIES ............................................        199,593
------------------------------------------------------------------------------------
NET ASSETS .........................................................   $547,553,646
====================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .................................................    547,765,429
   Undistributed net investment income .............................            148
   Accumulated net realized loss ...................................       (211,931)
------------------------------------------------------------------------------------
NET ASSETS .........................................................   $547,553,646
====================================================================================

CLASS 1:

NET ASSETS .........................................................    547,553,646
Shares outstanding ($0.01 par value; unlimited shares authorized) ..    547,755,263
Net asset value per share ..........................................   $       1.00

See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               MONEY
                                                               MARKET
                                                                FUND
------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Interest ..........................................   $11,590,712
------------------------------------------------------------------------
   TOTAL INCOME .........................................    11,590,712
------------------------------------------------------------------------
   EXPENSES:
      Advisory and administrative fees ..................     1,839,275
      Transfer agent ....................................            67
      Directors' fees ...................................         8,769
      Custody and accounting expenses ...................        40,662
      Professional fees .................................        35,639
      Registration expenses .............................         6,777
      Other expenses ....................................        83,130
------------------------------------------------------------------------
      TOTAL EXPENSES ....................................     2,014,319
------------------------------------------------------------------------
   NET INVESTMENT INCOME ................................     9,576,393
========================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   REALIZED LOSS ON:
      Investments .......................................      (148,062)
------------------------------------------------------------------------
      Net realized and unrealized loss on
         investments ....................................      (148,062)
========================================================================
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ........................................   $ 9,428,331
========================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                   MONEY
                                                                                                  MARKET
                                                                                                   FUND
---------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED      YEAR ENDED
                                                                                       DECEMBER 31,    DECEMBER 31,
                                                                                           2008            2007
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investments income ......................................................   $   9,576,393   $   15,052,575
      Net realized gain (loss) on investments .....................................        (148,062)              --
---------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations ........................       9,428,331       15,052,575
---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .......................................................      (9,576,393)     (15,052,427)
---------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ............................................................      (9,576,393)     (15,052,427)
---------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets resulting from operations and distributions ..        (148,062)             148
---------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ................................................     397,487,969      248,224,006
      Value of distributions reinvested ...........................................       9,576,393       15,052,427
      Cost of shares redeemed .....................................................    (200,053,070)    (202,208,593)
---------------------------------------------------------------------------------------------------------------------
      Net increase from share transactions ........................................     207,011,292       61,067,840
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ...................................................     206,863,230       61,067,988

NET ASSETS
   Beginning of period ............................................................     340,690,416      279,622,428
---------------------------------------------------------------------------------------------------------------------
   End of period ..................................................................   $ 547,553,646   $  340,690,416
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD ................................   $         148   $          148

CHANGES IN FUND SHARES

   CLASS 1
      Shares sold .................................................................     397,487,969      248,224,004
      Issued for distributions reinvested .........................................       9,576,393       15,052,426
      Shares redeemed .............................................................    (200,053,070)    (202,208,593)
---------------------------------------------------------------------------------------------------------------------
Net increase in fund shares .......................................................     207,011,292       61,067,837
=====================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund (the "Fund") and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

All portfolio securities of the Money Market Fund are valued on the basis of amortized costs, which approximates market value.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                              Level 1      Level 2     Level 3      Total
-----------------------------------------------------------------------------
Investments in Securities      $  --    $546,482,472    $  --    $546,482,472
Other Financial Instruments       --              --       --              --

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's Custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

                                                                         Net Tax
             Cost of             Gross Tax         Gross Tax          Appreciation/
         Investments for        Unrealized        Unrealized         (Depreciation)
           Tax Purposes        Appreciation      Depreciation        on Investments
-------------------------------------------------------------------------------------
          $546,482,472             $--               $--                  $--

      Net Tax Appreciation/   Undistributed     Undistributed
        (Depreciation) on         Income/      Long-Term Gains/
      Derivatives, Currency    (Accumulated      (Accumulated     Post October Losses
      and Other Net Assets    Ordinary Loss)     Capital Loss)     (see Detail Below)
-------------------------------------------------------------------------------------
             $--                  $148            $(211,931)             $--

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

As of December 31, 2008, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

          Amount       Expires
---------------------------------------------------
       $    63,869      12/31/10
           148,062      12/31/16

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

               Ordinary           Long-Term
                Income           Capital Gains            Total
---------------------------------------------------------------------
2008         $ 9,576,393            $  --               $ 9,576,393
2007          15,052,427               --                15,052,427

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares net investment income dividends daily and pays them monthly. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended December 31, 2008.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

3. LINE OF CREDIT

The Trust shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Trust has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4. AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                                                    Annualized based on
                                                  average daily net assets
                                          --------------------------------------
                                            Average Daily         Advisory and
                                              Net Assets         Administration
                                               of Fund                Fees
--------------------------------------------------------------------------------
Money Market Fund                         First $100 million          .50%
                                          Next $100 million           .45%
                                          Next $100 million           .40%
                                          Next $100 million           .35%
                                          Over $400 million           .30%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $5,649 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5. U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM

The U.S. Treasury Department ("U.S. Treasury") extended its Temporary Guarantee Program for money market funds (the "Program") until April 30, 2009. The Money Market Fund will participate in the Program extension. The U.S. Treasury has not decided whether to extend the Program beyond April 30, 2009. A summary of the Program is provided below.

The U.S. Treasury established the Program to provide stability to the market. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to money market fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck."

While the Money Market Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Money Market Fund will be able to do so. As a result, at a meeting held on October 7, 2008, the Board of Directors (the "Board") of the Company determined that, considering the cost of the premium and the potential benefits of the guarantee to the Money Market Fund's shareholders, the Money Market Fund would apply to participate in the Program. The cost of the premium for participation in the Program was borne by the Money Market Fund. At a meeting held on December 5, 2008, the Board approved the Money Market Fund's participation in the Program extension. The Money Market Fund also will bear the cost of participating in the Program extension.

The guarantee under the Program covers shareholders of a participating money market fund only for the number of shares held in that fund as of the close of business on September 19, 2008 and still held on the date that the fund's net asset value falls below $1.00 per share. A shareholder's holding in a participating money market

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

fund as of September 19, 2008 represents the maximum amount of shares eligible for reimbursement under the Program. Any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in that fund fluctuates, a shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held at the time the guarantee is triggered, whichever is less. If a shareholder closes his or her account, any future investment in the fund will not be guaranteed. As a result, shareholders of record on September 19 wishing to remain covered by the guarantee afforded under the Program should consider the fact that any redemption or exchange out of the Fund will generally cause those shares to lose this guarantee coverage, even if the shares are exchanged into another fund that is also participating in the Program.

Under the terms of the Program, if the guarantee is triggered with respect the Money Market Fund, the Board will be required to liquidate the Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program, subject to the overall amount available to all funds participating in the Program. In liquidation, shareholders with shares not covered under the Program may receive less than $1.00 per share.

The Program had an initial three-month term beginning September 19, 2008, which was extended to April 30, 2009. The Secretary of the U.S. Treasury has the option to further extend the Program up to the close of business on September 18, 2009. Each participating money market fund would have to renew its participation at each extension point to maintain coverage and would have to pay additional fees. If the Secretary chooses not to extend the Program at the end of any period, the Program will terminate. Guarantee payments under the Program will not exceed the amount available in the U.S. Treasury Department's Exchange Stabilization Fund on the date of claim (currently, approximately $50 billion). For additional information on the program, visit the U.S. Treasury Department's website at www.ustreas.gov.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Money Market Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel and the investment style and approach employed, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund. The Board members recognized the economies of scale benefits derived by the Fund as a result of this fee structure. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------

The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J.Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R.Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]



GE Investments Funds, Inc.
Mid-Cap Equity Fund

Annual Report
DECEMBER 31, 2008

[GE LOGO]

GE Investments Funds, Inc.
Mid-Cap Equity Fund                                                     Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ...................................................       1
MANAGER REVIEW AND SCHEDULE OF INVESTMENTS .............................       2
NOTES TO SCHEDULE OF INVESTMENTS .......................................       9
FINANCIAL STATEMENTS
     Financial Highlights ..............................................      10
     Statement of Assets and Liabilities ...............................      11
     Statement of Operations ...........................................      12
     Statements of Changes in Net Assets ...............................      13
     Notes to Financial Statements .....................................      14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................      20
TAX INFORMATION ........................................................      21
ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ..........................      22
ADDITIONAL INFORMATION .................................................      25
INVESTMENT TEAM ........................................................      28

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2008
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Russell* Mid-Cap Index (Russell Mid-Cap Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

Russell Mid-Cap Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that represent approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUND.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT'S PRESENTATION THEREOF.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
Diane M. Wehner

THE MID-CAP EQUITY FUND IS MANAGED BY DIANE M. WEHNER. MS. WEHNER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP EQUITY FUND. SHE HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2004. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.

Q. HOW DID THE MID-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Mid-Cap Equity Fund returned -37.82% for Class 1 shares and -36.36% for Class 4 shares (since inception date of May 1, 2008). The Russell Mid-Cap Index, the Fund's benchmark, returned -41.46% and the Fund's Lipper peer group of 143 Mid-Cap Growth funds returned an average of -45.24% for the twelve-month period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The value approach to investing outperformed growth in 2008. Despite the Fund's growth-at-a-reasonable-price approach, the outperformance by the Fund was achieved by being defensively invested against a backdrop of slowing economic growth and a global financial crisis that began in 2007. In this environment, the Fund's positions in consumer staples and regulated utilities contributed positively to performance. We maintained an underweight in the financial (-43%) and consumer discretionary (-46%) sectors, due to ongoing concerns about eroding consumer credit and weakening consumer spending as a result of the ongoing contraction in the housing market and rising unemployment. Good stock selection within information technology added to performance despite a severe correction in most technology shares. Finally, our timely decision to reduce our exposure to energy stocks at mid year benefited the Fund, as this sector, which was the best performing in the first half of 2008 (+30%), delivered -54% for the full year.

      Industrial companies came under pressure with growing evidence that a global economic slowdown was underway. The Fund was negatively impacted by its exposure to machinery and multi-industry companies, which up until mid 2008 had benefited from growth in emerging markets. Even within the healthcare sector, which has traditionally been viewed as defensive in times of recession, the Fund's exposure to life science tools and equipment companies detracted from performance, as these companies were negatively impacted by a pullback in hospital capital spending and a lack of available credit.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed during the twelvemonth period, largely due to solid stock selection within the consumer staples, consumer discretionary, information technology, and financial sectors. Specifically within consumer staples, Alberto-Culver (+1%) performed well as consumers favored the company's offering of value-priced personal care products. Food company General Mills also delivered positive absolute performance (+9.5%) in response to strong sales and earnings growth. Within the consumer discretionary sector, O'Reilly Automotive (-5%), an auto parts retailer, had good relative performance as lower gas prices and the less discretionary nature of its product offering positively impacted results. Meanwhile,

--------------------------------------------------------------------------------
                                                                             Q&A

      biometrics technology company Cogent (+22%) benefited from diversified new contract wins resulting in growing deferred revenues and improved sales and earnings visibility. Within the financial sector, the Fund's positions in property/casualty (P&C) insurance companies Ace Ltd (+8.7%) and HCC Insurance (-4.9%) added to performance as these companies benefited from improved pricing for the overall P&C insurance industry, as well as prudent management of their investment portfolios.

      Real estate services firm CB Richard Ellis (-80%) detracted from performance, as the economic downturn hurt commercial real estate sales and leasing activity. Within industrials, Textron (-80%) a multi-industry company, detracted from performance due to losses within its financial division and a slowdown in commercial aircraft sales. Within healthcare, Hologic (-62%), a device manufacturer focused on women's health detracted from performance. Concerns related to the integration and benefits of their recent Cytec acquisition and reduced hospital spending weighed on the stock. Finally, Allegheny Technologies (-70%), a specialty metals company, corrected due to declining demand and lower commodity prices.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Though the Fund remained defensively positioned at year-end 2008, throughout the year, we looked for opportunities to increase the Fund's exposure to the more cyclical consumer discretionary, financial and industrial sectors. We took some profits and reduced our exposure to the healthcare, information technology and energy sectors. As always, we focused on investing in high quality, attractively valued companies with solid earnings prospects, strong market share positions and superior long-term fundamentals. With an emphasis on growth, we continued to look to invest in innovative companies that provide prospects for above-average earnings growth. Therefore, healthcare and information technology companies represented a meaningful percentage of the Fund's holdings at year-end.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE             EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)       END OF THE PERIOD ($)       DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------
    Class 1                        1,000.00                         664.87                        3.21
    Class 4                        1,000.00                         663.17                        5.06
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------
    Class 1                        1,000.00                       1,021.10                        3.86
    Class 4                        1,000.00                       1,018.93                        6.09
---------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.76% FOR CLASS 1 SHARES AND 1.20% FOR CLASS 4 SHARES (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WERE AS FOLLOWS: (-33.51)% FOR CLASS 1 SHARES, AND (-33.68)% FOR CLASS 4 SHARES.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS 1 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                  Mid-Cap Equity Fund       Russell Midcap Index
12/98                                  $ 10,000                   $ 10,000
12/99                                  $ 11,726                   $ 11,820
12/00                                  $ 12,698                   $ 12,796
12/01                                  $ 12,740                   $ 12,073
12/02                                  $ 10,986                   $ 10,121
12/03                                  $ 14,605                   $ 14,178
12/04                                  $ 16,945                   $ 17,038
12/05                                  $ 18,934                   $ 19,194
12/06                                  $ 20,524                   $ 22,128
12/07                                  $ 23,111                   $ 23,371
12/08                                  $ 14,371                   $ 13,681

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 5/1//97)
--------------------------------------------------------------------------------

                                        ONE     FIVE    TEN    ENDING VALUE OF A
                                        YEAR    YEAR    YEAR  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                   -37.82%  -0.32%  3.69%       $14,371
--------------------------------------------------------------------------------
Russell Midcap Index                  -41.46%  -0.71%  3.18%       $13,681
--------------------------------------------------------------------------------
Lipper peer group average*            -45.24%  -2.50%  0.08%
--------------------------------------------------------------------------------

CLASS 4 SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                  Mid-Cap Equity Fund       Russell Midcap Index
05/01/08                              $ 10,000.00               $ 10,000.00
   06/08                              $  9,596.44               $  9,617.81
   09/08                              $  8,528.19               $  8,376.48
   12/08                              $  6,364.11               $  6,091.66

--------------------------------------------------------------------------------
TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                  THREE     SIX      SINCE    ENDING VALUE OF A
                                  MONTH    MONTH   INCEPTION  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Equity Fund              -25.38%   -33.68%  -36.36%         $6,364
--------------------------------------------------------------------------------
Russell Midcap Index             -27.27%   -36.67%  -39.09%         $6,091
--------------------------------------------------------------------------------
Lipper peer group average**
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A Fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities of mid-cap companies under normal circumstances. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $81,908 (in thousands)

                                   [PIE CHART]

Other Investments                                                        0.0%***
Short-Term                                                               1.0%
Information Technology                                                  18.1%
Healthcare                                                              15.9%
Consumer Discretionary                                                  12.9%
Financials                                                              12.4%
Industrials                                                              9.3%
Consumer Staples                                                         8.1%
Utilities                                                                7.7%
Energy                                                                   7.4%
Materials                                                                4.1%
Telecommunication Services                                               3.1%

TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2008
as a % of Market Value
--------------------------------------------------------------------------------

HCC Insurance Holdings, Inc.                                               4.08%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                                         3.02%
--------------------------------------------------------------------------------
Masimo Corp.                                                               2.84%
--------------------------------------------------------------------------------
ITC Holdings Corp.                                                         2.69%
--------------------------------------------------------------------------------
Ace Ltd.                                                                   2.65%
--------------------------------------------------------------------------------
Mccormick & Company, Inc.                                                  2.55%
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.                                                  2.35%
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.                                                2.27%
--------------------------------------------------------------------------------
Macrovision Solutions Corp.                                                2.15%
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.                                             2.12%
--------------------------------------------------------------------------------

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 143, 118 AND 92 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE THREE MONTHS AND SIX MONTHS PERIODS INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 151 AND 151 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

***   LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MID-CAP EQUITY FUND
Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.6%

Alliant Techsystems, Inc. .............             18,898   $   1,620,692 (a,c)
Hexcel Corp. ..........................             72,012         532,169   (a)
                                                                 2,152,861

BEVERAGES -- 1.5%

Pepsi Bottling Group, Inc. ............             55,481       1,248,877

BIOTECHNOLOGY -- 2.3%

Amylin Pharmaceuticals, Inc. ..........             65,426         709,872   (a)
Vertex Pharmaceuticals Inc. ...........             38,859       1,180,536   (a)
                                                                 1,890,408

CAPITAL MARKETS -- 2.7%

Affiliated Managers Group, Inc. .......             23,520         985,958   (a)
Charles Schwab Corp. ..................             19,430         314,183
Greenhill & Company, Inc. .............             13,212         921,801
                                                                 2,221,942

CHEMICALS -- 4.1%

Intrepid Potash, Inc. .................             43,759         908,874   (a)
Monsanto Co. ..........................             15,609       1,098,093   (c)
Praxair, Inc. .........................             22,128       1,313,518   (c)
                                                                 3,320,485

COMMERCIAL BANKS -- 0.9%

SunTrust Banks, Inc. ..................             11,658         344,377
Zions Bancorporation ..................             15,463         378,998
                                                                   723,375

COMMERCIAL SERVICES & SUPPLIES -- 4.2%

Corrections Corporation of
   America ............................             96,964       1,586,331   (a)
Iron Mountain, Inc. ...................             36,084         892,357   (a)
IHS, Inc. (Class A) ...................             26,244         982,050   (a)
                                                                 3,460,738

COMMUNICATIONS EQUIPMENT -- 1.7%

Harris Corp. ..........................             13,106         498,683   (c)
Juniper Networks, Inc. ................             51,214         896,757   (a)
                                                                 1,395,440

DIVERSIFIED FINANCIAL SERVICES -- 0.7%

CME Group Inc. ........................              2,643         550,035

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.9%

ITC Holdings Corp. ....................             50,520   $   2,206,714   (c)
Northeast Utilities ...................             40,525         975,032
                                                                 3,181,746

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.5%

Cogent, Inc. ..........................             77,060       1,045,704   (a)
Mettler Toledo International,
   Inc. ...............................             15,273       1,029,400 (a,c)
                                                                 2,075,104

ENERGY EQUIPMENT & SERVICES -- 2.1%

Dresser-Rand Group, Inc. ..............             44,999         776,233   (a)
Tesco Corp. ...........................             54,971         392,493   (a)
Weatherford International Ltd. ........             51,355         555,661   (a)
                                                                 1,724,387

FOOD PRODUCTS -- 3.5%

General Mills, Inc. ...................             13,323         809,372   (c)
McCormick & Company, Inc. .............             65,505       2,086,989   (c)
                                                                 2,896,361

HEALTHCARE EQUIPMENT & SUPPLIES -- 7.1%

DENTSPLY International, Inc. ..........             44,438       1,254,929
Gen-Probe Inc. ........................             24,049       1,030,259   (a)
Hologic, Inc. .........................             93,310       1,219,562   (a)
Masimo Corp. ..........................             78,079       2,329,097 (a,c)
                                                                 5,833,847

HEALTHCARE PROVIDERS & SERVICES -- 2.5%

Catalyst Health Solutions, Inc. .......              4,758         115,857   (a)
Psychiatric Solutions, Inc. ...........             66,854       1,861,884 (a,c)
                                                                 1,977,741

HOTELS RESTAURANTS & LEISURE -- 2.1%

Life Time Fitness, Inc. ...............             39,420         510,489   (a)
Penn National Gaming, Inc. ............             27,165         580,788   (a)
The Cheesecake Factory ................             64,052         646,925   (a)
                                                                 1,738,202

INDUSTRIAL CONGLOMERATES -- 0.7%

McDermott International, Inc. .........             26,574         262,551   (a)
Textron, Inc. .........................             24,426         338,789
                                                                   601,340

INSURANCE -- 6.7%

ACE Ltd. ..............................             41,080       2,173,954
HCC Insurance Holdings, Inc. ..........            124,837       3,339,390   (c)
                                                                 5,513,344

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

MID-CAP EQUITY FUND
Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.8%

Baidu.com ADR .........................              1,296   $     169,219   (a)
Equinix, Inc. .........................              4,753         252,812   (a)
MercadoLibre, Inc. ....................             62,238       1,021,326   (a)
                                                                 1,443,357

IT SERVICES -- 3.3%

Affiliated Computer Services,
   Inc. (Class A) .....................             27,757       1,275,434   (a)
DST Systems, Inc. .....................             13,836         525,491   (a)
Lender Processing Services,
   Inc. ...............................             19,152         564,026
NeuStar, Inc. (Class A) ...............             15,884         303,861   (a)
                                                                 2,668,812

LIFE SCIENCES TOOLS & SERVICES -- 4.1%

Covance, Inc. .........................             19,487         896,987   (a)
Illumina, Inc. ........................             27,757         723,070   (a)
Thermo Fisher Scientific, Inc. ........             51,064       1,739,751 (a,c)
                                                                 3,359,808

MACHINERY -- 4.0%

Harsco Corp. ..........................             48,841       1,351,919
ITT Corp. .............................             25,536       1,174,401
Joy Global, Inc. ......................             32,067         734,014
                                                                 3,260,334

MEDIA -- 3.2%

Focus Media Holding Ltd. ADR ..........             36,236         329,385   (a)
Liberty Global, Inc. (Series C) .......             40,510         614,942   (a)
Liberty Media Corp -
   Entertainment (Series A) ...........             31,168         544,817   (a)
Regal Entertainment Group
   (Class A) ..........................            107,019       1,092,664   (c)
                                                                 2,581,808

MULTILINE RETAIL -- 1.1%

Kohl's Corp. ..........................             24,981         904,312   (a)

MULTI-UTILITIES -- 2.1%

DTE Energy Co. ........................             21,945         782,778
SCANA Corp. ...........................             26,772         953,083
                                                                 1,735,861

OIL, GAS & CONSUMABLE FUELS -- 4.1%

Hess Corp. ............................             13,335         715,289
Marathon Oil Corp. ....................             18,874         516,393
Peabody Energy Corp. ..................             23,367         531,599
Southwestern Energy Co. ...............             53,718       1,556,210 (a,c)
                                                                 3,319,491

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 3.0%

Alberto-Culver Co. ....................            100,945   $   2,474,162   (c)

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%

Douglas Emmett, Inc. (REIT) ...........             48,564         634,246

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%

CB Richard Ellis Group, Inc.
   (Class A) ..........................            115,143         497,418 (a,c)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%

Hittite Microwave Corp. ...............             46,631       1,373,749   (a)
Marvell Technology Group Ltd. .........            122,780         818,943   (a)
                                                                 2,192,692

SOFTWARE -- 6.4%

Activision Blizzard, Inc. .............            167,071       1,443,493 (a,c)
Blackboard, Inc. ......................             28,464         746,611   (a)
Citrix Systems, Inc. ..................             52,737       1,243,011   (a)
Macrovision Solutions Corp. ...........            139,267       1,761,728 (a,c)
                                                                 5,194,843

SPECIALTY RETAIL -- 4.1%

Bed Bath & Beyond, Inc. ...............             55,973       1,422,834 (a,c)
O'Reilly Automotive, Inc. .............             62,705       1,927,552 (a,c)
                                                                 3,350,386

TEXTILES APPAREL & LUXURY GOODS -- 1.2%

Coach, Inc. ...........................             48,583       1,009,069   (a)

WATER UTILITIES -- 1.7%

American Water Works
   Company, Inc. ......................             66,596       1,390,525

WIRELESS TELECOMMUNICATION SERVICES -- 3.1%

American Tower Corp. (Class A) ........             47,470       1,391,820   (a)
NII Holdings, Inc. (Class B) ..........             24,744         449,846   (a)
Syniverse Holdings, Inc. ..............             61,461         733,844   (a)
                                                                 2,575,510

TOTAL COMMON STOCK
   (COST $106,830,995) ................                         81,098,867

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
--------------------------------------------------------------------------------

GEI Investment Fund ...................                             22,578   (d)
   (COST $41,051)

TOTAL INVESTMENTS IN SECURITIES
   (COST $106,789,944) ................                         81,121,445

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

MID-CAP EQUITY FUND
Schedule of Investments                                        December 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 1.02% ..........                      $     786,885 (b,e)
   (COST $786,885)

TOTAL INVESTMENTS
   (COST $107,576,829) ................                         81,908,330

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (0.1)% ..............                           (111,149)
                                                             -------------
NET ASSETS -- 100.0% ..................                      $  81,797,181
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GEI Mid-Cap Equity Fund had the following long futures contracts open at December 31, 2008:

                                   NUMBER        CURRENT
                   EXPIRATION        OF          NOTIONAL        UNREALIZED
DESCRIPTION           DATE        CONTRACTS       VALUE         DEPRECIATION
--------------------------------------------------------------------------------
S&P Midcap
   400 Index
   Futures         March 2009         2         $(107,440)          $(2,172)

See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2008
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   Coupon amount represents 7-day yield.

(c) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

+     Percentages are based on net assets as of December 31, 2008.

Abbreviations:

ADR   American Depository Receipt

REGD. Registered

REIT  Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND

                                         --------------------------------------------------------------------   -----------------
                                                                         CLASS 1                                     CLASS 4
                                         --------------------------------------------------------------------   -----------------
                                             12/31/08        12/31/07     12/31/06     12/31/05     12/31/04       12/31/08**
                                         --------------------------------------------------------------------   -----------------
INCEPTION DATE                                      --              --           --           --       5/1/97         5/1/08
Net asset value, beginning of period ....   $    17.30      $    18.19   $    19.22   $    18.33   $    17.48   $      16.85
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ................         0.10            0.08         0.23         0.05         0.17          (0.01)
   Net realized and unrealized
     gains/(losses) on investments ......        (6.65)           2.23         1.40         2.11         2.63          (6.12)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS ................        (6.55)           2.31         1.63         2.16         2.80          (6.13)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ................         0.05            0.07         0.22         0.06         0.14           0.01
   Net realized gains ...................         0.20            3.13         2.44         1.21         1.81           0.20
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         0.25            3.20         2.66         1.27         1.95           0.21
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........   $    10.50      $    17.30   $    18.19   $    19.22   $    18.33   $      10.51
=================================================================================================================================
TOTAL RETURN (a) ........................       (37.82)%         12.60%        8.40%       11.74%       16.02%        (36.36)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .....................   $   81,791      $  191,339   $  199,311   $  229,097   $  239,831   $          6
   Ratios to average net assets:
     Net investment income ..............         0.29%           0.35%        1.01%        0.24%        0.89%         (0.05)%*
     Expenses ...........................         0.73%(b)        0.70%        0.69%        0.70%        0.70%          1.18%(b)*
   Portfolio turnover rate ..............           49%             65%          29%          27%          78%            49%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Reflects GEAM's waiver of a portion of the Fund's management fee in an amount equal to the management fee earned by GEAM with respect to the Fund's investment in the GE Funds - GE Money Market Fund. Excluding waiver, the expense ratios would be unchanged.

*     Annualized for periods less than one year.

**    Per share values have been calculated using the average share method.

Statement of Assets
and Liabilities DECEMBER 31, 2008

                                                                                       MID-CAP
                                                                                       EQUITY
                                                                                        FUND
----------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $106,830,995) ....................   $    81,098,867
   Investments in affiliated securities, at market (cost $41,051) ..............            22,578
   Short-term affiliated investments (at amortized cost) .......................           786,885
   Dividends receivable ........................................................            95,220
   Receivable for fund shares sold .............................................               584
---------------------------------------------------------------------------------------------------
     TOTAL ASSETS ..............................................................        82,004,134
---------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...........................................            21,360
   Payable for fund shares redeemed ............................................            59,786
   Payable to GEAM .............................................................            83,517
   Accrued other expenses ......................................................            33,231
   Variation margin payable ....................................................             1,420
   Other liabilities ...........................................................             7,639
---------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES .........................................................           206,953
---------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................   $    81,797,181
===================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .............................................................       114,170,525
   Undistributed net investment income .........................................            33,730
   Accumulated net realized loss ...............................................        (6,654,301)
   Net unrealized depreciation on:
     Investments ...............................................................       (25,750,601)
     Futures ...................................................................            (2,172)
---------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................   $    81,797,181
===================================================================================================
CLASS 1:

NET ASSETS .....................................................................        81,790,815
Shares outstanding ($0.01 par value; unlimited shares authorized) ..............         7,791,491
Net asset value per share ......................................................   $         10.50

CLASS 4:

NET ASSETS .....................................................................             6,366
Shares outstanding ($0.01 par value; unlimited shares authorized) ..............               605
Net asset value per share ......................................................   $         10.51

See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                     MID-CAP
                                                                     EQUITY
                                                                      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
     Dividend .................................................   $   1,395,971
     Interest .................................................          11,897
     Interest from affliated investments ......................          58,787
     Less: Foreign taxes withheld .............................          (4,175)
--------------------------------------------------------------------------------
   TOTAL INCOME ...............................................       1,462,480
--------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administrative fees .........................         966,325
     Distributors Fees (Note 4)
        Class 4 ...............................................              24
     Transfer agent ...........................................          12,095
     Directors's fees .........................................           4,045
     Custody and accounting expenses ..........................          37,881
     Professional fees ........................................          26,115
     Registration expenses ....................................           4,879
     Other expenses ...........................................          26,430
--------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .............       1,077,794
--------------------------------------------------------------------------------
     Add: Expenses reimbursed by the adviser ..................          (4,976)
--------------------------------------------------------------------------------
     Net expenses .............................................       1,072,818
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ...............................         389,662
================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     REALIZED GAIN (LOSS) ON:
       Investments ............................................      (5,845,488)
       Futures ................................................        (476,495)
       Foreign currency related transactions ..................             344

     DECREASE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
       Investments ............................................     (61,398,693)
       Futures ................................................          (2,211)
--------------------------------------------------------------------------------
     Net realized and unrealized loss on investments ..........     (67,722,543)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $ (67,332,881)
================================================================================

See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                        MID-CAP
                                                                                                        EQUITY
                                                                                                         FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                             YEAR ENDED      YEAR ENDED
                                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                                2008           2007
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ..............................................................   $     389,662   $      653,690
     Net realized gain (loss) on investments and futures ................................      (6,321,639)      27,316,305
     Net decrease in unrealized appreciation/(depreciation) on investments and
        futures .........................................................................     (61,400,904)      (4,058,715)
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations ....................     (67,332,881)      23,911,280
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 ..........................................................................        (364,388)        (620,613)
       Class 4 ..........................................................................              (3)              --
     Net realized gains
       Class 1 ..........................................................................      (1,551,141)     (29,362,977)
       Class 4 ..........................................................................            (121)              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................................................      (1,915,653)     (29,983,590)
---------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets resulting from operations and distributions ...................     (69,248,534)      (6,072,310)
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 ..........................................................................       4,009,071       11,021,978
       Class 4 ..........................................................................          10,000               --
     Value of distributions reinvested
       Class 1 ..........................................................................       1,915,529       29,983,527
       Class 4 ..........................................................................             124               --
     Cost of shares redeemed
       Class 1 ..........................................................................     (46,228,464)     (42,904,477)
       Class 4 ..........................................................................              --               --
---------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions ...............................................     (40,293,740)      (1,898,972)
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS .........................................................    (109,542,274)      (7,971,282)

NET ASSETS
   Beginning of period ..................................................................     191,339,455      199,310,737
---------------------------------------------------------------------------------------------------------------------------
   End of period ........................................................................   $  81,797,181   $  191,339,455
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD ......................................   $      33,730   $       22,560
---------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES

CLASS 1
Shares sold .............................................................................         263,663          561,616
Issued for distributions reinvested .....................................................         186,879        1,725,174
Shares redeemed .........................................................................      (3,717,121)      (2,184,057)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................................................      (3,266,579)         102,733
===========================================================================================================================
CLASS 4
Shares sold .............................................................................             593               --
Issued for distributions reinvested .....................................................              12               --
---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares .............................................................             605               --
===========================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of fourteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund (the "Fund"), Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

The Company offers two share classes (Class 1 and Class 4) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were first offered on May 1, 2008, and Fund shares outstanding prior to May 1, 2008 were designated as Class 1 shares. Each share class has different fees and expenses, and as a result, each share class will have different share price and performance. Not all variable contracts offer both share classes of the Fund.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Fund adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                  Level 1     Level 2   Level 3      Total
--------------------------------------------------------------------------------
Investments in Securities       $81,885,752   $22,578   $    --   $81,908,330
Other Financial Instruments          (2,172)       --        --        (2,172)

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax cost of investments is as follows:

             Cost of            Gross Tax         Gross Tax        Net Tax Appreciation/
         Investments for        Unrealized        Unrealized         (Depreciation)
          Tax Purposes         Appreciation      Depreciation        on Investments
-----------------------------------------------------------------------------------------
         $ 110,690,117          $ 3,774,852      $ (32,556,639)       $ (28,781,787)

      Net Tax Appreciation/   Undistributed     Undistributed
        (Depreciation) on        Income/       Long-Term Gains/
      Derivatives, Currency    (Accumulated      (Accumulated       Post October Losses
      and Other Net Assets    Ordinary Loss)    Capital Loss)       (see Detail Below)
-----------------------------------------------------------------------------------------
            $ --                 $ 33,730          (2,257,504)           $ (1,367,783)

As of December 31, 2008, the Fund has capital loss carryovers as indicated below.

                Amount           Expires
--------------------------------------------------------
             $ 2,257,504         12/31/16

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred $1,367,783 losses after October 31, 2008.

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

                                             Long-Term
                    Ordinary                  Capital
                     Income                    Gains                    Total
--------------------------------------------------------------------------------
2008               $  366,920               $ 1,548,733              $ 1,915,653
2007                3,939,151                26,044,439               29,983,590

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

                    Undistributed
             (Distribution in Excess of)            Accumulated
                Net Investment Income            Net Realized Gain
--------------------------------------------------------------------------------
                    $ (14,101)                       $ 14,101

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Fund are paid by GEAM and reimbursed by the Fund. Certain class specific expenses (such as transfer agency fees or distribution fees) are allocated to the class that incurs such expense.

RECENT ACCOUNTING PRONOUNCEMENT On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3. LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established on November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the fiscal year ended December 31, 2008.

4. AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

DISTRIBUTION AND SERVICE (12b-1) FEES The Company has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund may compensate GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such share class. The Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2008, $2,371 was charged to the Fund.

Notes to Financial Statements                                  December 31, 2008
--------------------------------------------------------------------------------

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2008 were as follows:

                           U.S. Government Securities
--------------------------------------------------------------------------------
               Purchases                                   Sales
--------------------------------------------------------------------------------
                 $ --                                       $ --

                                Other Securities
--------------------------------------------------------------------------------
               Purchases                                   Sales
--------------------------------------------------------------------------------
              $ 72,310,294                               $ 113,925,259

SECURITY LENDING At December 31, 2008 the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Mid-Cap Equity Fund, a series of GE Investments Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Fund as of December 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

                                           /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------
For the year ended December 31, 2008

SUMMARY

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

FUND NAME                                                     PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                $1,548,733

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Investments Funds, Inc. (the "Board"), including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2008.

In considering whether to approve the Fund's investment advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). GEAM does not manage any other mutual funds or investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, taking into account their extensive past experiences with GEAM. They focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and, with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style, in light of current market conditions.

The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the fees paid to GEAM by the Fund and the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board also considered the financial condition of GEAM for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business since March 2007; Director of GEAM since 1988; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - GEAM from February 1997 to March 2007; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, from March 1993 to March 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 51

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 3 years (Vice President); one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR N/A

Additional Information (as of 02/25/2009)                            (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 72

POSITION(S) HELD WITH FUND Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR 43

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------

The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe

TREASURER

Scott H. Rhodes

ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP

CUSTODIAN

State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
(AS OF JULY 28, 2008)

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE

OFFICER - MUTUAL FUNDS & INTERMEDIARY BUSINESS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES
AND MARKETING

Ralph R. Layman, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, PRESIDENT - U.S. EQUITIES

Don W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GE lOGO]


ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $197,800 in 2007 and $209,700 in 2008.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Investments Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2007 or 2008 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $0 in 2008.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.
(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  March 09, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  March 09, 2009

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE INVESTMENTS FUNDS, INC.

Date:  March 09, 2009

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.